    As filed with the Securities and Exchange Commission on April 27, 2009

                                                File Nos. 333-143148; 811-08475

================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   FORM N-4


     Registration Statement Under The Securities Act of 1933                        [X]
                          Pre-Effective Amendment No.                               [_]
                          Post-Effective Amendment No. 5                            [X]

  Registration Statement Under the Investment Company Act of 1940                   [X]
                        Amendment No. 102                                           [X]


                Genworth Life of New York VA Separate Account 1
                          (Exact Name of Registrant)

                  Genworth Life Insurance Company of New York
                              (Name of Depositor)

             666 Third Avenue, 9th Floor, New York, New York 10017 (Address of Depositor's Principal Executive Office, Zip Code)

                                (804) 281-6000
              (Depositor's Telephone Number, Including Area Code)

                              Heather Harker, Esq
                 Vice President and Associate General Counsel
                  Genworth Life Insurance Company of New York
                             6610 W. Broad Street
                           Richmond, Virginia 23230
               (Name and Complete Address of Agent for Service)

          -----------------------------------------------------------

Approximate Date of Proposed Public Offering: Upon the effective date of this Post-Effective Amendment to the Registration Statement.

It is proposed that this filing will become effective:


[_] immediately upon filing pursuant to paragraph (b) of Rule 485;

[X] on May 1, 2009 pursuant to paragraph (b) of Rule 485;


[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485;

[_] on (date), pursuant to paragraph (a)(1) of Rule 485.

If appropriate check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being
Registered:  Flexible Premium Variable Deferred Annuity Contracts.

================================================================================

                Genworth Life of New York VA Separate Account 1
                                Prospectus For
         Flexible Purchase Payment Variable Deferred Annuity Contract
                               Form NY1166 5/07

                                  Issued by:
                  Genworth Life Insurance Company of New York
             666 Third Avenue, 9th Floor New York, New York 10017

                       Variable Annuity Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 313-5282
--------------------------------------------------------------------------------


This prospectus, dated May 1, 2009, describes a flexible purchase payment variable deferred annuity contract (the "contract" or "contracts") for individuals and certain qualified and non-qualified retirement plans. Genworth Life Insurance Company of New York (the "Company," "we," "us," or "our") issues the contract. This contract may be referred to as "Personal Income Design NY" in our marketing materials.


This prospectus gives details about the contract, Genworth Life of New York VA Separate Account 1 (the "Separate Account") and our Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the opportunity to accumulate Contract Value and provides for the payment of periodic annuity benefits. We may pay these annuity benefits on a variable or fixed basis.

You may allocate your purchase payments to the Separate Account, the Guarantee Account, or both. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:

AIM Variable Insurance Funds:


AIM V.I. Capital Appreciation Fund -- Series I shares
AIM V.I. Core Equity Fund -- Series I shares
AIM V.I. International Growth Fund -- Series II shares

AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B

AllianceBernstein Global Thematic Growth Portfolio -- Class B (formerly,
  AllianceBernstein Global Technology Portfolio)

AllianceBernstein Growth and Income Portfolio -- Class B
AllianceBernstein International Value Portfolio -- Class B
AllianceBernstein Large Cap Growth Portfolio -- Class B
AllianceBernstein Small Cap Growth Portfolio -- Class B

American Century Variable Portfolios II, Inc.:
VP Inflation Protection Fund -- Class II

BlackRock Variable Series Funds, Inc.:
BlackRock Basic Value V.I. Fund -- Class III Shares
BlackRock Global Allocation V.I. Fund -- Class III Shares


BlackRock Value Opportunities V.I. Fund Class III Shares

Columbia Funds Variable Insurance Trust I:
Columbia Marsico Growth Fund, Variable Series -- Class A
Columbia Marsico International Opportunities Fund, Variable Series -- Class B

Eaton Vance Variable Trust:
VT Floating-Rate Income Fund
VT Worldwide Health Sciences Fund

Evergreen Variable Annuity Trust:
Evergreen VA Omega Fund -- Class 2

Federated Insurance Series:
Federated High Income Bond Fund II -- Service Shares
Federated Kaufmann Fund II -- Service Shares

Fidelity(R) Variable Insurance Products Fund:
VIP Balanced Portfolio -- Service Class 2
VIP Contrafund(R) Portfolio -- Service Class 2
VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
VIP Equity-Income Portfolio -- Service Class 2
VIP Growth Portfolio -- Service Class 2
VIP Growth & Income Portfolio -- Service Class 2
VIP Investment Grade Bond Portfolio -- Service Class 2
VIP Mid Cap Portfolio -- Service Class 2
VIP Value Strategies Portfolio -- Service Class 2

Franklin Templeton Variable Insurance Products Trust:


Mutual Shares Securities Fund -- Class 2 Shares
Templeton Growth Securities Fund -- Class 2 Shares

GE Investments Funds, Inc.:

Core Value Equity Fund -- Class 1 Shares

Money Market Fund


Real Estate Securities Fund -- Class 1 Shares


Small-Cap Equity Fund -- Class 1 Shares
Total Return Fund -- Class 3 Shares
U.S. Equity Fund -- Class 1 Shares


Genworth Variable Insurance Trust:
Genworth Calamos Growth Fund
Genworth Columbia Mid Cap Value Fund
Genworth Davis NY Venture Fund
Genworth Eaton Vance Large Cap Value Fund
Genworth Legg Mason Partners Aggressive Growth Fund
Genworth PIMCO StocksPLUS Fund
Genworth Putnam International Capital Opportunities Fund
Genworth Thornburg International Value Fund
Genworth Western Asset Management Core Plus Fixed Income Fund


Janus Aspen Series:
Balanced Portfolio -- Service Shares
Forty Portfolio -- Service Shares



MFS(R) Variable Insurance Trust:
MFS(R) Investors Growth Stock Series -- Service Class Shares


MFS(R) Total Return Series -- Service Class Shares
MFS(R) Utilities Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer Balanced Fund/VA -- Service Shares
Oppenheimer Capital Appreciation Fund/VA -- Service Shares
Oppenheimer Global Securities Fund/VA -- Service Shares
Oppenheimer Main Street Fund/VA -- Service Shares
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares



PIMCO Variable Insurance Trust:
All Asset Portfolio -- Advisor Class Shares
High Yield Portfolio -- Administrative Class Shares
Long-Term U.S. Government Portfolio -- Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
Total Return Portfolio -- Administrative Class Shares

The Prudential Series Fund:
Jennison Portfolio -- Class II Shares
Jennison 20/20 Focus Portfolio -- Class II Shares
Natural Resources Portfolio -- Class II Shares

The Universal Institutional Funds, Inc.:
Equity and Income Portfolio -- Class II Shares

Van Kampen Life Investment Trust:
Comstock Portfolio -- Class II Shares


The following Portfolios are not available to contracts issued on or after September 8, 2008:

AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund -- Series II Shares

BlackRock Variable Series Funds, Inc.:
BlackRock Large Cap Growth V.I. Fund -- Class III Shares

GE Investments Funds, Inc:
Income Fund -- Class 1 Shares
Mid-Cap Equity Fund -- Class 1 Shares
Premier Growth Equity Fund -- Class 1 Shares
S&P 500(R) Index Fund

Legg Mason Partners Variable Equity Trust:
Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

MFS(R) Variable Insurance Trust:
MFS(R) Investors Trust Series -- Service Class Shares

Oppenheimer Variable Account Funds:
Oppenheimer MidCap Fund/VA -- Service Shares

Rydex Variable Trust:
NASDAQ-100(R) Fund

The following Portfolios are not available as investment options under contracts issued on or after January 5, 2009:

Franklin Templeton Variable Insurance Products Trust:
Franklin Income Securities Fund -- Class 2 Shares
Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares.


Not all of these Portfolios may be available in all states.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your contract:

  .  Is NOT a bank deposit

  .  Is NOT FDIC insured

  .  Is NOT insured or endorsed by a bank or any federal government agency

  .  Is NOT available in every state

  .  MAY go down in value

Except for amounts in the Guarantee Account, both the value of a contract before the Annuity Commencement Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This contract has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract. Before deciding to invest in an optional benefit, you should weigh its costs and benefits against the possibility that, had you not purchased the optional benefit, your Contract Value may have been higher.


The contract currently is offered only to customers of Raymond James Financial, Inc. and its subsidiaries but may, in the future, be offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm, including Raymond James Financial, Inc., is responsible for the guarantees under the contract. Guarantees under the contract is the sole responsibility of the Company.


We may offer other contracts with features that are substantially similar to those offered in this contract and in this prospectus. These other contracts may be priced differently and may be offered exclusively to customers of one or more particular financial institutions or brokerage firms.


In the future, additional underlying mutual fund options managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.


This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.


A Statement of Additional Information, dated May 1, 2009, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information call us at:


                                (800) 313-5282;

                     or write us at our Service Center at:

                            6610 West Broad Street
                           Richmond, Virginia 23230

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Table of Contents


                Definitions.................................................  6

                Fee Tables..................................................  8
                   Examples................................................. 12

                Synopsis.................................................... 12

                Condensed Financial Information............................. 16

                The Company................................................. 16

                Financial Condition of the Company.......................... 16

                The Separate Account........................................ 17
                   The Portfolios........................................... 17
                   Subaccounts.............................................. 19
                   Voting Rights............................................ 29
                   Asset Allocation Program................................. 30

                The Guarantee Account....................................... 39

                Charges and Other Deductions................................ 40
                   Transaction Expenses..................................... 40
                       Surrender Charge..................................... 40
                       Exceptions to the Surrender Charge................... 41
                   Deductions from the Separate Account..................... 41
                   Charges for the Living Benefit Rider Options............. 41
                   Charges for the Death Benefit Rider Options.............. 43
                   Other Charges............................................ 43

                The Contract................................................ 44
                   Purchase of the Contract................................. 44
                   Ownership................................................ 45
                   Assignment............................................... 45
                   Purchase Payments........................................ 46
                   Valuation Day and Valuation Period....................... 46
                   Allocation of Purchase Payments.......................... 46
                   Valuation of Accumulation Units.......................... 46

                Transfers................................................... 47
                   Transfers Before the Annuity Commencement Date........... 47
                   Transfers from the Guarantee Account to the Subaccounts.. 47
                   Transfers from the Subaccounts to the Guarantee Account.. 47
                   Transfers Among the Subaccounts.......................... 48
                   Telephone/Internet Transactions.......................... 48
                   Confirmation of Transactions............................. 49
                   Special Note on Reliability.............................. 49
                   Transfers by Third Parties............................... 49
                   Special Note on Frequent Transfers....................... 50
                   Dollar Cost Averaging Program............................ 51
                   Defined Dollar Cost Averaging Program.................... 52
                   Portfolio Rebalancing Program............................ 52
                   Guarantee Account Interest Sweep Program................. 53

                Surrenders and Partial Withdrawals..........................  53
                   Surrenders and Partial Withdrawals.......................  53
                   Restrictions on Distributions from Certain Contracts.....  54
                   Systematic Withdrawal Program............................  54
                   Guaranteed Minimum Withdrawal Benefit for Life Riders....  55
                       Lifetime Income Plus Solution........................  55
                       Lifetime Income Plus 2008............................  67
                       Lifetime Income Plus 2007............................  79

                The Death Benefit...........................................  87
                   Distribution Provisions Upon Death of Owner or Joint
                     Owner..................................................  87
                   Death Benefit at Death of Any Annuitant Before Annuity
                     Commencement Date......................................  87
                   Basic Death Benefit......................................  87
                   Annual Step-Up Death Benefit Rider.......................  87
                   Termination of Death Benefit Rider Options When Contract
                     Assigned or Sold.......................................  88
                   How to Claim Proceeds and/or Death Benefit Payments......  88
                   Distribution Rules.......................................  90

                Income Payments.............................................  91
                   Income Payments and the Annuity Commencement Date........  91
                   Optional Payment Plans...................................  93
                   Variable Income Payments.................................  94
                   Transfers After the Annuity Commencement Date............  94
                   Payment Optimizer Plus...................................  94

                Tax Matters................................................. 103
                   Introduction............................................. 103
                   Taxation of Non-Qualified Contracts...................... 103
                   Section 1035 Exchanges................................... 105
                   Qualified Retirement Plans............................... 105
                   Federal Income Tax Withholding........................... 109
                   State Income Tax Withholding............................. 109
                   Tax Status of the Company................................ 109
                   Federal Estate Taxes..................................... 110
                   Generation-Skipping Transfer Tax......................... 110
                   Annuity Purchases by Residents of Puerto Rico............ 110
                   Annuity Purchases by Nonresident Aliens and Foreign
                     Corporations........................................... 110
                   Foreign Tax Credits...................................... 110
                   Changes in the Law....................................... 110

                Requesting Payments......................................... 110

                Sale of the Contracts....................................... 111

                Additional Information...................................... 112
                   Owner Questions.......................................... 112
                   Return Privilege......................................... 112
                   State Regulation......................................... 112
                   Evidence of Death, Age, Gender, Marital Status or
                     Survival............................................... 113
                   Records and Reports...................................... 113
                   Other Information........................................ 113
                   Legal Proceedings........................................ 113

                Appendix A -- Examples of the Available Death Benefits...... A-1

                Table of Contents for Statement of Additional Information

DEFINITIONS

The following terms are used throughout the prospectus:

Accumulation Unit -- An accounting unit of measure we use to calculate the value in each Subaccount and the Separate Account before income payments commence.

Annuitant/Joint Annuitant -- The person(s) named in the contract upon whose age and, where appropriate, gender, we determine monthly income payments.

Annuity Commencement Date -- The date on which your income payments will commence, if any Annuitant is living on that date. The Annuity Commencement Date is stated on your contract, unless changed by you in writing in a form acceptable to us.

Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.


Asset Allocation Model -- A component of the Investment Strategy for Payment Optimizer Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution.

Benefit Date -- For Lifetime Income Plus 2007, the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

Benefit Year -- For Lifetime Income Plus 2007, each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.


Code -- The Internal Revenue Code of 1986, as amended.

Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.


Designated Subaccounts -- The Subaccounts available under the Investment Strategy for Payment Optimizer Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution.


Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.


Gross Withdrawal -- For Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.


Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of the Separate Account.


Investment Strategy -- The Designated Subaccounts and/or Asset Allocation Model required for Payment Optimizer Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. The Investment Strategy is required in order to receive the full benefits available under these rider options.

Lifetime Income Plus 2007 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

Lifetime Income Plus 2008 -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

Payment Optimizer Plus -- The marketing name for the Payment Protection Variable Annuity Rider. Payment Optimizer Plus is not available for contracts issued after October 17, 2008.

Portfolio -- A series of a Fund, the assets of which are separated from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all markets.


Principal Protection Death Benefit -- The death benefit provided under Lifetime Income Plus 2008 and Lifetime Income Plus Solution, if elected at the time of application, for an additional charge.

Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.


Rider Death Benefit -- The death benefit payable under Lifetime Income Plus
2007.


Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.


Separate Account -- Genworth Life of New York VA Separate Account 1, a separate investment account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

Service Center -- The office to which all written and telephone inquiries concerning the contract or the Portfolios should be made: 6610 West Broad Street, Richmond, Virginia 23230, (800) 313-5282. The term "we" may be used throughout this prospectus in connection with calculation of Contract Value; in these instances, the term "we" has the same meaning as the Service Center.

Subaccount -- A division of the Separate Account that invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all markets. A Subaccount may be referred to as Investment Subdivision in your contract and/or marketing materials.

Surrender Value -- The value of your contract as of the date we receive your written request to surrender at our Service Center, less any applicable surrender charge, premium tax and any optional benefit charges.

Valuation Day -- Any day that the New York Stock Exchange is open for regular trading, except for days on which a Portfolio does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008.


Withdrawal Factor -- The percentage used to establish the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution.

Withdrawal Limit -- The total amount that you may withdraw in a Benefit Year without reducing the benefit provided under Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution.

FEE TABLES

The following tables describe fees and expenses that you will pay when buying, owning or partially withdrawing assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial withdrawal, fully surrender your contract, or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
----------------------------------------------------------------------------------------------------
Surrender Charge/1/ (as a percentage of purchase   Number of Completed Years  Surrender Charge as a
 payments withdrawn or surrendered)                Since We Received the      Percentage of the
                                                   Purchase Payment           Purchase Payment
                                                                              Withdrawn or
                                                                              Surrendered
                                                   -------------------------------------------------
                                                              0                        6%
                                                              1                        6%
                                                              2                        6%
                                                              3                        6%
                                                              4                        5%
                                                              5                        4%
                                                              6                        3%
                                                          7 or more                    0%
----------------------------------------------------------------------------------------------------
 Transfer Charge                                                     $10.00/2/
----------------------------------------------------------------------------------------------------

/1/You may/ /withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. A surrender charge is not assessed on any amounts representing gain. The free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be taken from the amount withdrawn unless otherwise requested.

/2/We/ /currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts after the twelfth transfer in a calendar year.

The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.



Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------------------------------
Annual Contract Maintenance Charge                                                 $25.00/1/
--------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                                     1.00%
--------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                                         0.15%
--------------------------------------------------------------------------------------------------------------------
 Joint Annuitant Charge/2/                                                             0.20%
--------------------------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                                         1.35%
--------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/3/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
                                                                  Current Charge             Maximum Charge/4/
                                                             -------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single Annuitant Contract                                             0.75%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.85%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus/6/
 Single Annuitant Contract                                             0.50%                       1.25%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.65%                       1.25%
--------------------------------------------------------------------------------------------------------------------
Living Benefit Rider Options/3,7/
--------------------------------------------------------------------------------------------------------------------
                                                                  Current Charge             Maximum Charge/4/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection
 Death Benefit
 Single Annuitant Contract                                   0.75% of benefit base       2.00% of benefit base
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
                                                                 Current Charge/8/          Maximum Charge/4,8/
                                                             -------------------------------------------------------
Lifetime Income Plus Solution without the Principal
 Protection Death Benefit
 Single or Joint Annuitant Contract                          0.95% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single or Joint Annuitant Contract                          0.95% of benefit base plus  2.00% of benefit base plus
                                                             0.20% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

                                                                 Current Charge/8/          Maximum Charge/4,8/
                                                             -------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single or Joint Annuitant Contract                          0.95% of benefit base plus  2.00% of benefit base plus
                                                             0.50% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Death Benefit Rider Options (as a percentage of your Contract Value at the time the charge is taken)/9/
--------------------------------------------------------------------------------------------------------------------
                                                                  Current Charge             Maximum Charge/4/
                                                             -------------------------------------------------------
Annual Step-Up Death Benefit Rider Option                              0.20%                       0.20%
--------------------------------------------------------------------------------------------------------------------



/1/This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is more than $40,000 at the time the charge is assessed.

/2/The Joint Annuitant charge is assessed only when a Joint Annuitant is added to the contract and the contract becomes a Joint Annuitant contract. The Joint Annuitant charge will terminate if the contract becomes a single Annuitant contract due to the death of an Annuitant. The Joint Annuitant charge will apply even if you elected Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus as a Joint Annuitant contract.

/3/None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

/4/The maximum charge reflects the charge that the rider is guaranteed never to exceed.

/5/Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

/6/Payment Optimizer Plus is not available for contracts issued after October
   17, 2008.

/7/We assess a charge for the guaranteed minimum withdrawal benefit provided by Lifetime Income Plus 2008 and Lifetime Income Plus Solution. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

 If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

 The charges for each rider will be deducted at the end of the calendar quarter.

 Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

/8/The current and maximum charges reflected in the fee table for Lifetime
   Income Plus Solution are for contracts issued on or after January 5, 2009. The current and maximum charges for Lifetime Income Plus Solution for contracts issued before January 5, 2009 are as follows:



                                                                                                        Current Charge
                                                                                                  ----------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                              0.85% of benefit base
------------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
  Single or Joint Annuitant Contract                                                              0.85% of benefit base plus
                                                                                                  0.15% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
------------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
  Single or Joint Annuitant Contract                                                              0.85% of benefit base plus
                                                                                                  0.40% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
------------------------------------------------------------------------------------------------------------------------------


                                                                                                        Maximum Charge
                                                                                                  ---------------------------
Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract                                                              2.00% of benefit base
-----------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
  Single or Joint Annuitant Contract                                                              2.00% of benefit base plus
                                                                                                  0.50% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
-----------------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
  Single or Joint Annuitant Contract                                                              2.00% of benefit base plus
                                                                                                  0.50% of value of
                                                                                                  Principal Protection
                                                                                                  Death Benefit
-----------------------------------------------------------------------------------------------------------------------------



/9/The charge for the Annual Step-Up Death Benefit Rider Option is taken in arrears on each contract anniversary and at the time the contract is surrendered.

For information concerning compensation paid for the sale of the contract, see the "Sale of the Contracts" provision of the prospectus.


The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (Rule 12b-1) fees, and other expenses. Portfolio expenses are the responsibility of the Portfolio or Fund. They are not fixed or specified under the terms of the contract and are not the responsibility of the Company. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.



Annual Portfolio Expenses/1/                                                      Minimum Maximum
-------------------------------------------------------------------------------------------------
Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)   0.42%   7.97%
-------------------------------------------------------------------------------------------------



/1/The Portfolio expenses used to prepare this table were provided to the Company by the Funds. The Company has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2008, subject to possible adjustment for material changes. Current or future expenses may be greater or less than those shown. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements (whether voluntary or contractual) are 0.42% and 2.05%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

Examples

These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.


The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

  .  invested $10,000 in the contract for the time periods indicated;

  .  earned a 5% annual return on your investment;

  . elected either Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

  .  elected the Annual Step-Up Death Benefit Rider; and

  .  surrendered your contract at the end of the stated period.

Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include the effect of any taxes or tax penalties that may be assessed upon surrender of the contract.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,713      $3,892      $5,812       $9,938



The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract at the end of the stated time period.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,174      $3,444      $5,505       $9,921



The next Example uses the same assumptions as the prior Example, except that it assumes you do not surrender your contract.



Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,217      $3,481      $5,536       $9,938



Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

  . Separate Account charges of 1.35% (deducted daily at an effective annual rate of the assets in the Separate Account);

  . an annual contract maintenance charge of $25 (assumed to be equivalent to 0.25% of the Contract Value); and

  . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

  . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually in arrears as a percentage of the Contract Value).

If the optional riders are not elected, or if the contract is a single Annuitant contract, the expense figures shown above would be lower.


SYNOPSIS

What type of contract am I buying? The contract is an individual flexible purchase payment variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract for a reason other than tax deferral if you are purchasing this contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See "The Contract" provision of this prospectus.


How does the contract work? Once we approve your application, we will issue a contract to you. During the accumulation period, you can use your purchase payments to buy Accumulation Units in the Separate Account and purchase interest in the Guarantee Account. Should you decide to receive income payments (annuitize your contract), we will convert Accumulation Units to Annuity Units.


You can choose fixed or variable income payments, unless you are taking income payments pursuant to the election of Payment Optimizer Plus. All income payments made from Payment Optimizer Plus will be made in accordance with the terms of Payment Optimizer Plus. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decide to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" and the "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

What is the Separate Account? The Separate Account is a segregated asset account established under New York insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts in accordance with your instructions. We do not charge the assets in the Separate Account with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss with respect to amounts allocated to the Separate Account. See "The Separate Account" provision of this prospectus.

What are my variable investment choices? Through its Subaccounts, the Separate Account uses your purchase payments to purchase shares, at your direction, in one or more Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision of this prospectus.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

The Guarantee Account is not part of and does not depend on the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states. See "The Guarantee Account" and the "Transfers" provisions of this prospectus.


What charges are associated with this contract? Should you take a partial withdrawal or totally surrender your contract before your purchase payments have been in your contract for seven full years, we will assess a surrender charge ranging from 6% to 3%, depending upon how many full years those payments have been in the contract. If your purchase payments have been in your contract for seven full years, the surrender charge for those purchase payments reduces to 0%.


For all contracts, we do not assess a surrender charge on any amounts withdrawn that represent gain. You may partially withdraw up to the greater of 10% of purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. We do not assess a surrender charge on any amounts withdrawn that represent gain. We may also waive the surrender charge under certain conditions. See the "Surrender Charge" provision of this prospectus.

We assess annual contract charges in the aggregate at an effective annual rate of 1.15% against the daily net asset value of the Separate Account. These charges consist of a mortality and expense risk charge of 1.00% and an administrative expense charge of 0.15%. If the contract is a Joint Annuitant contract, we assess an additional Joint Annuitant charge at an effective annual rate of 0.20% against the daily net asset value of the Separate Account. We also charge for the optional riders and benefits. In addition, there is a $25 annual contract maintenance charge that we waive if the Contract Value is more than $40,000 at the time the charge is assessed. For a complete discussion of all charges associated with the contract, see the "Charges and Other Deductions" provision of this prospectus.

If your state assesses a premium tax with respect to your contract, then at the time your contract incurs the tax (or at such other time as we may choose), we will deduct those amounts from purchase payments or your Contract Value, as applicable. See the "Charges and Other Deductions" and "Deductions for Premium Taxes" provisions of this prospectus.


There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. See the "Fee Tables" section in this prospectus. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio in connection with a transfer. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.


We pay compensation to broker-dealers who distribute the contracts. For a discussion of this compensation, see the "Sale of the Contracts" provision of this prospectus.

We offer other variable annuity contracts through the Separate Account (and our other separate accounts) that also invest in the same Portfolios (or many of the same) offered under the contract. These other contracts have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative or call (800) 313-5282.

How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of purchase payments are flexible. See "The Contract --Purchase Payments" provision of this prospectus.

How will my income payments be calculated? We will pay you a monthly income beginning on the Annuity Commencement Date, provided any Annuitant is still living on that date. You may also decide to take income payments under one of the Optional Payment Plans. We will base your initial payment on the Contract Value and other factors. See the "Income Payments" provision of this prospectus.

What happens if I die before the Annuity Commencement Date? Before the Annuity Commencement Date, if an owner or joint owner dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary.

If an Annuitant dies before the Annuity Commencement Date and the owner and Annuitant are different individuals, the owner will become the new Annuitant or, if there are joint owners, the joint owners will become the new Annuitants.

If there are Joint Annuitants, an Annuitant dies before the Annuity Commencement Date, and the owner is a non-natural entity, the contract will become subject to the distribution rules described in this prospectus. If the owner is not a non-natural entity, the selected payment option will end and the Joint Annuitant charge will terminate.

Please see "The Death Benefit" provision of this prospectus. In addition, the terms of the living benefit rider options may modify the rules described in summary above. If you have elected one of these riders, please see the disclosure in this prospectus for the applicable rider for more information.

May I transfer assets among Subaccounts and to and from the Guarantee Account? You may transfer assets among the Subaccounts and you may transfer assets to and from the Guarantee Account. However, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on transfer rights.


For transfers among the Subaccounts and transfers to the Subaccounts from the Guarantee Account, the minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," "Income Payments --Transfers After the Annuity Commencement Date" and "The Guarantee Account" provisions of this prospectus. In addition, if you elect the Payment Optimizer Plus or Lifetime Income Plus 2007, the benefits you receive under those riders may be reduced if, after a transfer, your assets are not allocated in accordance with the Investment Strategy as outlined in your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.


May I surrender the contract or take partial withdrawals? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.


If you surrender the contract or take a partial withdrawal, we may assess a surrender charge as discussed above. In addition, you will ordinarily subject to income tax (except for a qualified distribution from a Roth IRA) and, if you are younger than age 59 1/2 at the time of the surrender or partial withdrawal, a 10% IRS penalty tax. A surrender or a partial withdrawal may also be subject to tax withholding. See the "Tax Matters" provision of this prospectus. A partial withdrawal may reduce the death benefit by the proportion that the partial withdrawal (including any applicable surrender charge and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus. If you elect Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, partial withdrawals may affect the benefit you receive under that rider. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.


Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Service Center at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request at our Service Center and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract at our Service Center. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken). See the "Return Privilege" provision of this prospectus for more information.

What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all markets.


The "Living Benefit Rider Options." We currently offer one "living benefit rider option" under this prospectus: Lifetime Income Plus Solution. Three other living benefit riders, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Payment Optimizer Plus, are no longer offered for sale.

Three Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in this prospectus: Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, with upside potential, provided you meet certain conditions. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must allocate all purchase payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate purchase payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Please see the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Riders" provision of this prospectus for more information about the riders and their features.

Finally, we discuss Payment Optimizer Plus in this prospectus. Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Payment Optimizer Plus is not available for contracts issued after October 17, 2008. To receive the full benefit provided by Payment Optimizer Plus, you must allocate all purchase payments and assets in your contract in accordance with the Investment Strategy prescribed by the rider. Please see the "Income Payments -- Payment Optimizer Plus" provision of this prospectus for more information about the rider and its features.


Each of the riders offered in this prospectus is available at an additional charge if elected when you apply for the contract.

The Death Benefit Rider Options. We offer the Annual Step-Up Death Benefit Rider as an optional death benefit in addition to the Basic Death Benefit available under the contract.

The Annual Step-Up Death Benefit Rider is available at an additional charge if elected when you apply for the contract. The Basic Death Benefit is provided to you automatically and at no additional charge.

Please see "The Death Benefit" provision of this prospectus for more information about these optional death benefit riders and their features.


Are there any risks to purchasing one of the living benefit rider options or death benefit rider options? Guaranteed benefits provided under the living benefit rider options and death benefit rider options, as well as any other contractual guarantee, are guaranteed by the claims paying ability of the Company's General Account and our long-term ability to make payments. See the "Financial Condition of the Company" provision of this prospectus for more information.

When are my allocations effective when purchasing this contract? Within two business days after we have received all of the information necessary to process your purchase order, we will allocate your initial purchase payment directly to the Subaccounts that correspond to the Portfolios you choose and to the Guarantee Account if you so elect on your application. For contract owners that have elected Payment Optimizer Plus or Lifetime Income Plus 2007, all purchase payments must be allocated in accordance with the Investment Strategy as outlined in each rider in order to receive the full benefit provided by the rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See "The Contract -- Allocation of Purchase Payments," the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and the "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.

What are the federal tax implications of my investment in the contract? Generally, all investment earnings under the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full surrender or partial withdrawal or payment of a death benefit, will generally result in taxable income (except for a qualified distribution from a Roth IRA) if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Tax Matters" provision of this prospectus.

CONDENSED FINANCIAL INFORMATION

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

Please see Appendix B of this prospectus for tables of Accumulation Unit values.



THE COMPANY

We are a stock life insurance company that was incorporated in New York on February 23, 1988. We principally offer annuity contracts and life insurance policies. We do business in the State of New York. Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York 10017. Our Service Center is located at 6610 West Broad Street, Richmond, Virginia, 23230. We are obligated to pay all amounts promised under the contract.

Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. Genworth North America Corporation (formerly, GNA Corporation) directly owns the stock of Capital Brokerage Corporation and the Company. Genworth North America Corporation is directly owned by Genworth Financial, Inc., a public company.

We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.


FINANCIAL CONDITION OF THE COMPANY

Many financial services companies, including insurance companies, have been facing challenges in this unprecedented market environment, and we are not immune to those challenges. We know it is important for you to understand how these events may impact your Contract Value and our ability to meet the guarantees under your contract.

Assets in the Separate Account. You assume all of the investment risk for Contract Value allocated to the Subaccounts. Your Contract Value in the Subaccounts is part of the assets of the Separate Account. These assets may not be charged with liabilities arising from any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the Separate Account assets exceed the Separate Account liabilities arising under the contracts supported by it. This means that, with very limited exceptions, all assets in the Separate Account attributable to your Contract Value and that of all other contract owners would receive a priority of payment status over other claims in the event of an insolvency or receivership. See "The Separate Account" provision of this prospectus.

Assets in the General Account. You also may be permitted to make allocations to the Guarantee Account, which is part of our General Account. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with the living benefit rider options or the death benefit rider options, are paid from our General Account (not the Separate Account). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We issue other types of insurance policies and financial products such as term and universal life insurance, funding agreements, funding agreements backing notes and guaranteed investment contracts ("GICs"), and we also pay our obligations under these products from our assets in the General Account. In the event of an insolvency or receivership, payments we make from our General Account to satisfy claims under the contract would generally receive the same priority as our other policy holder obligations. See "The Guarantee Account" provision of this prospectus.

Our Financial Condition. As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our General Account to our contract owners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. In addition, we actively hedge our investments in our General Account, while also requiring contract owners to allocate purchase payments in an Investment Strategy if a living benefit rider option has been elected. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our General Account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.

The market effects on our investment portfolio has caused us to re-evaluate product offerings. In addition, we have recently added a capital contribution from our parent effective the fourth quarter of 2008 to increase our risk based-capital. We are continuing to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information. We encourage both existing and prospective contract owners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the Separate Account, are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.genworth.com.

You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability.


THE SEPARATE ACCOUNT

We established the Separate Account as a separate investment account on April
1, 1996. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contracts as well as for other purposes permitted by law.

Currently, there are multiple Subaccounts of the Separate Account available under the contracts. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct. Guarantees made under the contract, including any rider options, are based on the claims paying ability of the Company to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a Separate Account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

The Portfolios


There is a separate Subaccount that corresponds to each Portfolio of a Fund offered under the contracts. You decide the Subaccounts to which you allocate purchase payments and Contract Value. In addition, you currently may change your future purchase payment allocation without penalty or charges. However, there are limitations on the number of transfers that may be made each calendar year. See the "Transfers" provision for additional information. If you elect Payment Optimizer Plus or Lifetime Income Plus 2007, however, the benefits you receive under that rider may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.


Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.


Before choosing a Subaccount to allocate your purchase payments and Contract Value, carefully read the prospectus for each Portfolio, along with this prospectus. You may obtain the most recent prospectus for each Portfolio by calling us at (800) 313-5282, or writing us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. You may also obtain copies of the prospectus for each Portfolio on our website at www.genworth.com and click on "Products." We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Portfolios.


The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Subaccounts


You may allocate purchase payments and Contract Value to Subaccounts that invest in the Portfolios listed below in addition to the Guarantee Account at any one time. If you elect Payment Optimizer Plus or Lifetime Income Plus 2007, the benefits you receive under those riders may be reduced if your assets are not allocated in accordance with the Investment Strategy outlined in each rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate purchase payments and Contract Value in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.



                                                                                           Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                Investment Objective                   as applicable)
                    --------------------------------------------------------------------------------------------------------
AIM VARIABLE        AIM V.I. Capital Appreciation    Growth of capital.                 Invesco Aim Advisors, Inc.
INSURANCE FUNDS/1/  Fund -- Series I shares                                             (subadvised by Invesco Trimark
                                                                                        Ltd.; Invesco Global Asset
                                                                                        Management (N.A.), Inc.; Invesco
                                                                                        Institutional (N.A.), Inc.; Invesco
                                                                                        Senior Secured Management, Inc.;
                                                                                        Invesco Hong Kong Limited;
                                                                                        Invesco Asset Management Limited;
                                                                                        Invesco Asset Management (Japan)
                                                                                        Limited; Invesco Asset Management
                                                                                        Deutschland, GmbH; and Invesco
                                                                                        Australia Limited)
                    --------------------------------------------------------------------------------------------------------
                    AIM V.I. Core Equity Fund --     Growth of capital.                 Invesco Aim Advisors, Inc.
                    Series I shares                                                     (subadvised by Invesco Trimark
                                                                                        Ltd.; Invesco Global Asset
                                                                                        Management (N.A.), Inc.; Invesco
                                                                                        Institutional (N.A.), Inc.; Invesco
                                                                                        Senior Secured Management, Inc.;
                                                                                        Invesco Hong Kong Limited;
                                                                                        Invesco Asset Management Limited;
                                                                                        Invesco Asset Management (Japan)
                                                                                        Limited; Invesco Asset Management
                                                                                        Deutschland, GmbH; and Invesco
                                                                                        Australia Limited)
                    --------------------------------------------------------------------------------------------------------
                    AIM V.I. International Growth    Long-term growth of capital.       Invesco Aim Advisors, Inc.
                    Fund -- Series II shares                                            (subadvised by Invesco Trimark
                                                                                        Ltd.; Invesco Global Asset
                                                                                        Management (N.A.), Inc.; Invesco
                                                                                        Institutional (N.A.), Inc.; Invesco
                                                                                        Senior Secured Management, Inc.;
                                                                                        Invesco Hong Kong Limited;
                                                                                        Invesco Asset Management Limited;
                                                                                        Invesco Asset Management (Japan)
                                                                                        Limited; Invesco Asset Management
                                                                                        Deutschland, GmbH; and Invesco
                                                                                        Australia Limited)
                    --------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN   AllianceBernstein Balanced       Seeks to maximize total return     AllianceBernstein, L.P.
VARIABLE PRODUCTS   Wealth Strategy Portfolio --     consistent with the adviser's
SERIES FUND, INC.   Class B                          determination of reasonable risk.
                    --------------------------------------------------------------------------------------------------------
                    AllianceBernstein Global         Long-term growth of capital.       AllianceBernstein, L.P.
                    Technology Portfolio -- Class B
                    (formerly, AllianceBernstein
                    Global Technology Portfolio)
                    --------------------------------------------------------------------------------------------------------



                    /1/ It is anticipated that, on or about the end of the
                        fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Global Asset Management (N.A.), Inc. and Invesco Institutional (N.A.), Inc., will be combined into a single entity, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the investment adviser to Portfolios of the AIM Variable Insurance Funds. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities.


                         Subaccount Investing In                     Investment Objective
                         ----------------------------------------------------------------------------
                         AllianceBernstein Growth and      Long-term growth of capital.
                         Income Portfolio -- Class B
                         ----------------------------------------------------------------------------
                         AllianceBernstein International   Long-term growth of capital.
                         Value Portfolio -- Class B
                         ----------------------------------------------------------------------------
                         AllianceBernstein Large Cap       Long-term growth of capital.
                         Growth Portfolio -- Class B
                         ----------------------------------------------------------------------------
                         AllianceBernstein Small Cap       Long-term growth of capital.
                         Growth Portfolio -- Class B
                         ----------------------------------------------------------------------------
AMERICAN CENTURY         VP Inflation Protection Fund --   Pursues long-term total return using a
VARIABLE PORTFOLIOS II,  Class II                          strategy that seeks to protect against
INC.                                                       U.S. inflation.
                         ----------------------------------------------------------------------------
BLACKROCK VARIABLE       BlackRock Basic Value V.I.        Seeks capital appreciation, and
SERIES FUNDS, INC.       Fund -- Class III Shares          secondarily, income.

                         ----------------------------------------------------------------------------
                         BlackRock Global Allocation V.I.  Seeks high total investment return.
                         Fund -- Class III Shares



                         ----------------------------------------------------------------------------
                         BlackRock Value Opportunities     Seeks long-term capital growth.
                         V.I. Fund -- Class III Shares

                         ----------------------------------------------------------------------------
COLUMBIA FUNDS           Columbia Marsico Growth Fund,     The fund seeks long-term growth of
VARIABLE INSURANCE       Variable Series -- Class A        capital.
TRUST I
                         ----------------------------------------------------------------------------
                         Columbia Marsico International    The fund seeks long-term growth of
                         Opportunities Fund, Variable      capital.
                         Series -- Class B
                         ----------------------------------------------------------------------------
EATON VANCE              VT Floating-Rate Income Fund      To provide a high level of current
VARIABLE TRUST                                             income.
                         ----------------------------------------------------------------------------
                         VT Worldwide Health Sciences      Seeks long-term capital growth by
                         Fund                              investing in a worldwide and
                                                           diversified portfolio of health sciences
                                                           companies.
                         ----------------------------------------------------------------------------
EVERGREEN VARIABLE       Evergreen VA Omega Fund --        Seeks long-term capital growth.
ANNUITY TRUST            Class 2
                         ----------------------------------------------------------------------------
FEDERATED                Federated High Income Bond        Seeks high current income by
INSURANCE SERIES         Fund II -- Service Shares         investing in lower-rated corporate debt
                                                           obligations, commonly referred to as
                                                           "junk bonds."
                         ----------------------------------------------------------------------------
                         Federated Kaufmann Fund II --     Seeks capital appreciation.
                         Service Shares


                         ----------------------------------------------------------------------------


                            Adviser (and Sub-Adviser(s),
                                  as applicable)
                         -----------------------------------
                         AllianceBernstein, L.P.

                         -----------------------------------
                         AllianceBernstein, L.P.

                         -----------------------------------
                         AllianceBernstein, L.P.

                         -----------------------------------
                         AllianceBernstein, L.P.

                         -----------------------------------
AMERICAN CENTURY         American Century Investment
VARIABLE PORTFOLIOS II,  Management, Inc.
INC.
                         -----------------------------------
BLACKROCK VARIABLE       BlackRock Advisors, LLC
SERIES FUNDS, INC.       (subadvised by BlackRock
                         Investment Management, LLC)
                         -----------------------------------
                         BlackRock Advisors, LLC
                         (subadvised by BlackRock
                         Investment Management, LLC and
                         BlackRock Asset Management U.K.
                         Limited)
                         -----------------------------------
                         BlackRock Advisors, LLC
                         (subadvised by BlackRock
                         Investment Management, LLC)
                         -----------------------------------
COLUMBIA FUNDS           Columbia Management
VARIABLE INSURANCE       Advisors, LLC (subadvised by
TRUST I                  Marsico Capital Management, LLC)
                         -----------------------------------
                         Columbia Management Advisors,
                         LLC (subadvised by Marsico Capital
                         Management, LLC)
                         -----------------------------------
EATON VANCE              Eaton Vance Management
VARIABLE TRUST
                         -----------------------------------
                         OrbiMed Advisors LLC



                         -----------------------------------
EVERGREEN VARIABLE       Evergreen Investment Management
ANNUITY TRUST            Company, LLC
                         -----------------------------------
FEDERATED                Federated Investment Management
INSURANCE SERIES         Company


                         -----------------------------------
                         Federated Equity Management
                         Company of Pennsylvania
                         (subadvised by Federated Global
                         Investment Management Corp.)
                         -----------------------------------


                      Subaccount Investing In                      Investment Objective
                      ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE  VIP Balanced Portfolio --          Seeks income and capital growth
INSURANCE PRODUCTS    Service Class 2                    consistent with reasonable risk.
FUND











                      ------------------------------------------------------------------------------
                      VIP Contrafund(R) Portfolio --     Seeks long-term capital appreciation.
                      Service Class 2

                      ------------------------------------------------------------------------------
                      VIP Dynamic Capital                Seeks capital appreciation.
                      Appreciation Portfolio --
                      Service Class 2
                      ------------------------------------------------------------------------------
                      VIP Equity-Income Portfolio --     Seeks reasonable income. The fund
                      Service Class 2                    will also consider the potential for
                                                         capital appreciation. The fund's goal is
                                                         to achieve a yield which exceeds the
                                                         composite yield on the securities
                                                         comprising the Standard & Poors
                                                         500/SM/ Index (S&P 500(R)).
                      ------------------------------------------------------------------------------
                      VIP Growth Portfolio --            Seeks to achieve capital appreciation.
                      Service Class 2

                      ------------------------------------------------------------------------------
                      VIP Growth & Income Portfolio      Seeks high total return through a
                      -- Service Class 2                 combination of current income and
                                                         capital appreciation.
                      ------------------------------------------------------------------------------
                      VIP Investment Grade Bond          Seeks as high a level of current income
                      Portfolio -- Service Class 2       as is consistent with the preservation of
                                                         capital.
                      ------------------------------------------------------------------------------
                      VIP Mid Cap Portfolio --           Seeks long-term growth of capital.
                      Service Class 2

                      ------------------------------------------------------------------------------
                      VIP Value Strategies Portfolio --  Seeks capital appreciation.
                      Service Class 2

                      ------------------------------------------------------------------------------
FRANKLIN TEMPLETON    Mutual Shares Securities Fund --   Seeks capital appreciation, with
VARIABLE INSURANCE    Class 2 Shares                     income as a secondary goal. The fund
PRODUCTS TRUST                                           normally invests primarily in U.S. and
                                                         foreign equity securities that the
                                                         manager believes are undervalued. The
                                                         fund also invests, to a lesser extent in
                                                         risk arbitrage securities and distressed
                                                         companies.
                      ------------------------------------------------------------------------------
                      Templeton Growth Securities        Seeks long-term capital growth. The
                      Fund -- Class 2 Shares             fund normally invests primarily in
                                                         equity securities of companies located
                                                         anywhere in the world, including those
                                                         in the U.S. and in emerging markets.
                      ------------------------------------------------------------------------------


                         Adviser (and Sub-Adviser(s),
                               as applicable)
                      -----------------------------------
FIDELITY(R) VARIABLE  Fidelity Management & Research
INSURANCE PRODUCTS    Company (FMR) (subadvised by
FUND                  Fidelity Investments Money
                      Management, Inc. (FIMM), FMR
                      Co., Inc. (FMRC), Fidelity
                      Research & Analysis Company
                      (FRAC), Fidelity Management &
                      Research (U.K.) Inc. (FMR U.K.),
                      Fidelity International Investment
                      Advisors (FIIA), Fidelity
                      International Investment Advisors
                      (U.K.) Limited (FIIA(U.K.)L), and
                      Fidelity Investments Japan Limited
                      (FIJ))
                      -----------------------------------
                      FMR (subadvised by FMRC, FRAC,
                      FMR U.K., FIIA, FIIA(U.K.)L, and
                      FIJ)
                      -----------------------------------
                      FMR (subadvised by FMRC, FRAC,
                      FMR U.K., FIIA, FIIA(U.K.)L, and
                      FIJ)
                      -----------------------------------
                      FMR (subadvised by FMRC, FRAC,
                      FMR U.K., FIIA, FIIA(U.K.)L, and
                      FIJ)




                      -----------------------------------
                      FMR (subadvised by FMRC, FRAC,
                      FMR U.K., FIIA, FIIA(U.K.)L, and
                      FIJ)
                      -----------------------------------
                      FMR (subadvised by FMRC, FRAC,
                      FMR U.K., FIIA, FIIA(U.K.)L, and
                      FIJ)
                      -----------------------------------
                      FMR (subadvised by FIMM, FRAC,
                      FIIA and FIIA(U.K.)L)

                      -----------------------------------
                      FMR (subadvised by FMRC, FRAC,
                      FMR U.K., FIIA, FIIA(U.K.)L, and
                      FIJ)
                      -----------------------------------
                      FMR (subadvised by FMRC, FRAC,
                      FMR U.K., FIIA, FIIA(U.K.)L, and
                      FIJ)
                      -----------------------------------
FRANKLIN TEMPLETON    Franklin Mutual Advisers, LLC
VARIABLE INSURANCE
PRODUCTS TRUST





                      -----------------------------------
                      Templeton Global Advisors Limited




                      -----------------------------------

                                                                                                  Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                     Investment Objective                    as applicable)
                    -------------------------------------------------------------------------------------------------------------
GE INVESTMENTS      Core Value Equity Fund --          Seeks long-term growth of capital and    GE Asset Management Incorporated
FUNDS, INC.         Class 1 Shares                     future income.
                    -------------------------------------------------------------------------------------------------------------
                    Money Market Fund/1/               Seeks a high level of current income     GE Asset Management Incorporated
                                                       consistent with the preservation of
                                                       capital and maintenance of liquidity.
                    -------------------------------------------------------------------------------------------------------------
                    Real Estate Securities Fund --     Seeks maximum total return through       GE Asset Management Incorporated
                    Class 1 Shares                     current income and capital               (subadvised by Urdang Securities
                                                       appreciation.                            Management, Inc.)
                    -------------------------------------------------------------------------------------------------------------
                    Small-Cap Equity Fund --           Seeks long-term growth of capital.       GE Asset Management Incorporated
                    Class 1 Shares                                                              (subadvised by Palisade Capital
                                                                                                Management, L.L.C, Champlain
                                                                                                Investment Partners, LLC,
                                                                                                GlobeFlex Capital, LP and
                                                                                                SouthernSun Asset Management,
                                                                                                Inc.)
                    -------------------------------------------------------------------------------------------------------------
                    Total Return Fund --               Seeks the highest total return,          GE Asset Management Incorporated
                    Class 3 Shares                     composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.
                    -------------------------------------------------------------------------------------------------------------
                    U.S. Equity Fund -- Class 1Shares  Seeks long-term growth of capital.       GE Asset Management Incorporated
                    -------------------------------------------------------------------------------------------------------------
GENWORTH VARIABLE   Genworth Calamos Growth Fund       The fund's investment objective is       Genworth Financial Wealth
INSURANCE TRUST/2/                                     long-term capital growth.                Management, Inc. (subadvised by
                                                                                                Calamos Advisors LLC)
                    -------------------------------------------------------------------------------------------------------------
                    Genworth Columbia Mid Cap          The fund's investment objective is       Genworth Financial Wealth
                    Value Fund                         long-term capital appreciation.          Management, Inc. (subadvised by
                                                                                                Columbia Management Advisors,
                                                                                                LLC)
                    -------------------------------------------------------------------------------------------------------------
                    Genworth Davis NY Venture Fund     The fund's investment objective is       Genworth Financial Wealth
                                                       long-term growth of capital.             Management, Inc. (subadvised by
                                                                                                Davis Selected Advisers, L.P.)
                    -------------------------------------------------------------------------------------------------------------
                    Genworth Eaton Vance Large Cap     The fund's investment objective is to    Genworth Financial Wealth
                    Value Fund                         seek total return.                       Management, Inc. (subadvised by
                                                                                                Eaton Vance Management)
                    -------------------------------------------------------------------------------------------------------------
                    Genworth Legg Mason Partners       The fund's investment objective is to    Genworth Financial Wealth
                    Aggressive Growth Fund             seek capital appreciation.               Management, Inc. (subadvised by
                                                                                                ClearBridge Advisors, LLC)
                    -------------------------------------------------------------------------------------------------------------
                    Genworth PIMCO StocksPLUS          The fund's investment objective is to    Genworth Financial Wealth
                    Fund                               seek total return which exceeds that of  Management, Inc. (subadvised by
                                                       the S&P 500 Index.                       Pacific Investment Management
                                                                                                Company LLC)
                    -------------------------------------------------------------------------------------------------------------
                    Genworth Putnam International      The fund's investment objective is       Genworth Financial Wealth
                    Capital Opportunities Fund         long-term capital appreciation.          Management, Inc. (subadvised by
                                                                                                Putnam Investment Management,
                                                                                                LLC)
                    -------------------------------------------------------------------------------------------------------------
                    Genworth Thornburg                 The fund's investment objective is       Genworth Financial Wealth
                    International Value Fund           long-term capital appreciation by        Management, Inc. (subadvised by
                                                       investing in equity and fixed income     Thornburg Investment Management,
                                                       securities of all types.                 Inc.)
                    -------------------------------------------------------------------------------------------------------------



                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /2/ Please see the provision below under the heading
                        "Information about the Genworth Variable Insurance Trust" for important information about this Fund.


                      Subaccount Investing In                      Investment Objective
                      ------------------------------------------------------------------------------
                      Genworth Western Asset             The fund's investment objective is to
                      Management Core Plus Fixed         maximize total return, consistent with
                      Income Fund                        prudent investment management and
                                                         liquidity needs, by investing to obtain
                                                         the average duration specified for the
                                                         fund.
                      ------------------------------------------------------------------------------
JANUS ASPEN SERIES    Balanced Portfolio --              Seeks long-term capital growth,
                      Service Shares                     consistent with preservation of capital
                                                         and balanced by current income.
                      ------------------------------------------------------------------------------
                      Forty Portfolio -- Service Shares  A non-diversified portfolio/1/ that seeks long-term growth of capital.
                      ------------------------------------------------------------------------------
MFS(R) VARIABLE       MFS(R) Investors Growth Stock      The fund's investment objective is to
INSURANCE TRUST       Series -- Service Class Shares     seek capital appreciation. The fund's
                                                         objective may be changed without
                                                         shareholder approval.
                      ------------------------------------------------------------------------------
                      MFS(R) Total Return Series --      The fund's investment objective is to
                      Service Class Shares               seek total return. The fund's objective
                                                         may be changed without shareholder
                                                         approval.
                      ------------------------------------------------------------------------------
                      MFS(R) Utilities Series --         The fund's investment objective is to
                      Service Class Shares               seek total return. The fund's objective
                                                         may be changed without shareholder
                                                         approval.
                      ------------------------------------------------------------------------------
OPPENHEIMER VARIABLE  Oppenheimer Balanced Fund/VA       Seeks a high total investment return,
ACCOUNT FUNDS         -- Service Shares                  which includes current income and
                                                         capital appreciation in the value of its
                                                         shares.
                      ------------------------------------------------------------------------------
                      Oppenheimer Capital                Seeks capital appreciation by investing
                      Appreciation Fund/VA --            in securities of well-known,
                      Service Shares                     established companies.
                      ------------------------------------------------------------------------------
                      Oppenheimer Global Securities      Seeks long-term capital appreciation
                      Fund/VA -- Service Shares          by investing a substantial portion of its
                                                         assets in securities of foreign issuers,
                                                         "growth type" companies, cyclical
                                                         industries and special situations that
                                                         are considered to have appreciation
                                                         possibilities.
                      ------------------------------------------------------------------------------
                      Oppenheimer Main Street            Seeks high total return (which includes
                      Fund/VA -- Service Shares          growth in the value of its shares as
                                                         well as current income) from equity
                                                         and debt securities.
                      ------------------------------------------------------------------------------
                      Oppenheimer Main Street Small      Seeks capital appreciation.
                      Cap Fund/VA -- Service Shares
                      ------------------------------------------------------------------------------
PIMCO VARIABLE        All Asset Portfolio -- Advisor     Seeks maximum real return consistent
INSURANCE TRUST       Class Shares                       with preservation of real capital and
                                                         prudent investment management.
                      ------------------------------------------------------------------------------


                        Adviser (and Sub-Adviser(s),
                              as applicable)
                      ---------------------------------
                      Genworth Financial Wealth
                      Management, Inc. (subadvised by
                      Western Asset Management
                      Company and Western Asset
                      Management Company Limited)

                      ---------------------------------
JANUS ASPEN SERIES    Janus Capital Management LLC


                      ---------------------------------
                      Janus Capital Management LLC

                      ---------------------------------
MFS(R) VARIABLE       Massachusetts Financial Services
INSURANCE TRUST       Company


                      ---------------------------------
                      Massachusetts Financial Services
                      Company


                      ---------------------------------
                      Massachusetts Financial Services
                      Company


                      ---------------------------------
OPPENHEIMER VARIABLE  OppenheimerFunds, Inc.
ACCOUNT FUNDS


                      ---------------------------------
                      OppenheimerFunds, Inc.


                      ---------------------------------
                      OppenheimerFunds, Inc.






                      ---------------------------------
                      OppenheimerFunds, Inc.



                      ---------------------------------
                      OppenheimerFunds, Inc.

                      ---------------------------------
PIMCO VARIABLE        Pacific Investment Management
INSURANCE TRUST       Company LLC

                      ---------------------------------


                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.


                       Subaccount Investing In                     Investment Objective
                       ----------------------------------------------------------------------------
                       High Yield Portfolio --            Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                                                          Invests at least 80% of its assets in a
                                                          diversified portfolio of high yield
                                                          securities ("junk bonds") rated below
                                                          investment grade but rated at least Caa
                                                          by Moody's or CCC by S&P, or, if
                                                          unrated, determined by PIMCO to be
                                                          of comparable quality, subject to a
                                                          maximum of 5% of its total assets in
                                                          securities rated Caa by Moody's or
                                                          CCC by S&P, or, if unrated,
                                                          determined by PIMCO to be of
                                                          comparable quality.
                       ----------------------------------------------------------------------------
                       Long-Term U.S. Government          Seeks maximum total return,
                       Portfolio -- Administrative Class  consistent with preservation of capital
                       Shares                             and prudent investment management.
                       ----------------------------------------------------------------------------
                       Low Duration Portfolio --          Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
                       Total Return Portfolio --          Seeks maximum total return,
                       Administrative Class Shares        consistent with preservation of capital
                                                          and prudent investment management.
                       ----------------------------------------------------------------------------
THE PRUDENTIAL SERIES  Jennison Portfolio -- Class II     Seeks long-term growth of capital.
FUND                   Shares

                       ----------------------------------------------------------------------------
                       Jennison 20/20 Focus Portfolio --  Seeks long-term growth of capital.
                       Class II Shares

                       ----------------------------------------------------------------------------
                       Natural Resources Portfolio --     Seeks long-term growth of capital.
                       Class II Shares

                       ----------------------------------------------------------------------------
THE UNIVERSAL          Equity and Income Portfolio --     Seeks both capital appreciation and
INSTITUTIONAL FUNDS,   Class II Shares                    current income.
INC.
                       ----------------------------------------------------------------------------
VAN KAMPEN LIFE        Comstock Portfolio --              Seeks capital growth and income
INVESTMENT TRUST       Class II Shares                    through investments in equity
                                                          securities, including common stocks,
                                                          preferred stocks and securities
                                                          convertible into common and preferred
                                                          stocks.
                       ----------------------------------------------------------------------------

                          Adviser (and Sub-Adviser(s),
                                as applicable)
                       -----------------------------------
                       Pacific Investment Management
                       Company LLC













                       -----------------------------------
                       Pacific Investment Management
                       Company LLC

                       -----------------------------------
                       Pacific Investment Management
                       Company LLC

                       -----------------------------------
                       Pacific Investment Management
                       Company LLC

                       -----------------------------------
THE PRUDENTIAL SERIES  Prudential Investments LLC
FUND                   (subadvised by Jennison Associates
                       LLC)
                       -----------------------------------
                       Prudential Investments LLC
                       (subadvised by Jennison Associates
                       LLC)
                       -----------------------------------
                       Prudential Investments LLC
                       (subadvised by Jennison Associates
                       LLC)
                       -----------------------------------
THE UNIVERSAL          Morgan Stanley Investment
INSTITUTIONAL FUNDS,   Management Inc.
INC.
                       -----------------------------------
VAN KAMPEN LIFE        Van Kampen Asset Management
INVESTMENT TRUST




                       -----------------------------------

The following Portfolios are not available to contracts issued on or after September 8, 2008:




                       Subaccount Investing In                   Investment Objective
                       --------------------------------------------------------------------------
AIM VARIABLE           AIM V.I. Basic Value Fund --     Long-term growth of capital.
INSURANCE FUNDS/1/     Series II shares










                       --------------------------------------------------------------------------
BLACKROCK VARIABLE     BlackRock Large Cap Growth V.I.  Seeks long-term capital growth.
SERIES FUNDS, INC.     Fund -- Class III Shares

                       --------------------------------------------------------------------------
GE INVESTMENTS         Income Fund -- Class 1 Shares    Seeks maximum income consistent
FUNDS, INC.                                             with prudent investment management
                                                        and the preservation of capital.
                       --------------------------------------------------------------------------
                       Mid-Cap Equity Fund -- Class 1   Seeks long-term growth of capital and
                       Shares                           future income.
                       --------------------------------------------------------------------------
                       Premier Growth Equity Fund --    Seeks long-term growth of capital and
                       Class 1 Shares                   future income rather than current
                                                        income.
                       --------------------------------------------------------------------------
                       S&P 500(R) Index Fund/2/         Seeks growth of capital and
                                                        accumulation of income that
                                                        corresponds to the investment return of
                                                        S&P's 500 Composite Stock Index.
                       --------------------------------------------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Variable     Seeks capital appreciation. This
VARIABLE EQUITY TRUST  Aggressive Growth Portfolio --   objective may be changed without
                       Class II                         shareholder approval.
                       --------------------------------------------------------------------------
                       Legg Mason Partners Variable     Seeks long-term capital growth with
                       Fundamental Value Portfolio --   income as a secondary consideration.
                       Class I                          This objective may be changed without
                                                        shareholder approval.
                       --------------------------------------------------------------------------
MFS(R) VARIABLE        MFS(R) Investors Trust Series -- The fund's investment objective is to
INSURANCE TRUST        Service Class Shares             seek capital appreciation. The fund's
                                                        objective may be changed without
                                                        shareholder approval.
                       --------------------------------------------------------------------------
OPPENHEIMER VARIABLE   Oppenheimer MidCap Fund/         Seeks capital appreciation by investing
ACCOUNT FUNDS          VA -- Service Shares             in "growth type" companies.
                       --------------------------------------------------------------------------


                          Adviser (and Sub-Adviser(s),
                                 as applicable)
                       ------------------------------------
AIM VARIABLE           Invesco Aim Advisors, Inc.
INSURANCE FUNDS/1/     (subadvised by Invesco
                       Trimark Ltd.; Invesco Global Asset
                       Management (N.A.), Inc.; Invesco
                       Institutional (N.A.), Inc.; Invesco
                       Senior Secured Management, Inc.;
                       Invesco Hong Kong Limited;
                       Invesco Asset Management Limited;
                       Invesco Asset Management (Japan)
                       Limited; Invesco Asset Management
                       Deutschland, GmbH; and Invesco
                       Australia Limited)
                       ------------------------------------
BLACKROCK VARIABLE     BlackRock Advisors, LLC
SERIES FUNDS, INC.     (subadvised by BlackRock
                       Investment Management, LLC)
                       ------------------------------------
GE INVESTMENTS         GE Asset Management Incorporated
FUNDS, INC.

                       ------------------------------------
                       GE Asset Management Incorporated

                       ------------------------------------
                       GE Asset Management Incorporated


                       ------------------------------------
                       GE Asset Management Incorporated
                       (subadvised by SSgA Funds
                       Management, Inc.)

                       ------------------------------------
LEGG MASON PARTNERS    Legg Mason Partners Fund Advisor,
VARIABLE EQUITY TRUST  LLC (subadvised by ClearBridge
                       Advisors, LLC)
                       ------------------------------------
                       Legg Mason Partners Fund Advisor,
                       LLC (subadvised by ClearBridge
                       Advisors, LLC)

                       ------------------------------------
MFS(R) VARIABLE        Massachusetts Financial Services
INSURANCE TRUST        Company


                       ------------------------------------
OPPENHEIMER VARIABLE   OppenheimerFunds, Inc.
ACCOUNT FUNDS
                       ------------------------------------



                    /1/ It is anticipated that, on or about the end of the
                        fourth quarter of 2009, Invesco Aim Advisors, Inc., Invesco Global Asset Management (N.A.), Inc. and Invesco Institutional (N.A.), Inc., will be combined into a single entity, which will be renamed Invesco Advisers, Inc. The combined entity will serve as the investment adviser to Portfolios of the AIM Variable Insurance Funds. Invesco Advisers, Inc. will provide substantially the same services as are currently provided by the three existing separate entities.

                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the Policy.

                                                                                          Adviser (and Sub-Adviser(s),
                      Subaccount Investing In               Investment Objective                as applicable)
                      -------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST  NASDAQ -- 100(R) Fund/1/       Seeks to provide investment               Rydex Investments
                                                     results that correspond to a
                                                     benchmark for over-the-counter
                                                     securities. The portfolio's current
                                                     benchmark is the NASDAQ 100
                                                     Index(TM).
                      -------------------------------------------------------------------------------------------------



                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

The following Portfolios are not available to contracts issued on or after January 5, 2009:



                                                                                                 Adviser (and Sub-Adviser(s),
                    Subaccount Investing In                       Investment Objective                 as applicable)
                    ------------------------------------------------------------------------------------------------------------
FRANKLIN TEMPLETON  Franklin Income Securities Fund --     Seeks to maximize income while      Franklin Advisers, Inc.
VARIABLE INSURANCE  Class 2 Shares                         maintaining prospects for capital
PRODUCTS TRUST                                             appreciation. The fund normally
                                                           invests in both equity and debt
                                                           securities. The fund seeks income
                                                           by investing in corporate, foreign
                                                           and U.S. Treasury bonds as well
                                                           as stocks with dividend yields the
                                                           manager believes are attractive.
                    ------------------------------------------------------------------------------------------------------------
                    Franklin Templeton VIP Founding Funds  Seeks capital appreciation, with    Franklin Templeton Services, LLC
                    Allocation Fund -- Class 2 Shares/1/   income as a secondary goal. The     (the fund's administrator)
                                                           fund normally invests equal
                                                           portions in Class 1 shares of
                                                           Franklin Income Securities Fund;
                                                           Mutual Shares Securities Fund;
                                                           and Templeton Growth
                                                           Securities Fund.
                    ------------------------------------------------------------------------------------------------------------



                    /1/ Please see the provision below under the heading
                        "Information about the Franklin Templeton VIP Founding Funds Allocation Fund" for important information about this Portfolio.

Not all of these Portfolios may be available in all markets.

We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, surrender proceeds, and partial withdrawals; to make income payments; or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

Shares of the Portfolios are not sold directly to the general public. They are sold to us and may be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's board of directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

We reserve the rights, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other Portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate for the purposes of the contract, in the judgment of our management. The new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you in accordance with the 1940 Act.

We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and, if required, before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:
(i) the Portfolio's investment objective; (ii) the Portfolio's performance history; (iii) the Portfolio's holdings and the strategies the Portfolio uses to try and meet its objectives; and (iv) the Portfolio's servicing agreement.


The investment objective is critical because we want to have Portfolios with diverse objectives so that an investor may diversify his or her investment holdings, from a conservative to an aggressive investment portfolio, depending on the advice of his or her investment adviser and risk assessment. There is no assurance, however, that a Portfolio will achieve its stated investment objective. When selecting a Portfolio for our products, we also consider the Portfolio's performance history compared to its peers and whether its holdings and strategies are consistent with its objectives. Please keep in mind that past performance does not guarantee future results. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the Portfolios. The Company does not provide investment advice and does not recommend or endorse any particular Subaccount or Portfolio. You bear the entire risk of any decline in your Contract Value resulting from the investment performance of the Subaccounts you have chosen.

Information about the Genworth Variable Insurance Trust. The Portfolios of the Genworth Variable Insurance Trust (the "Genworth VIT") are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of the Company. Like other Portfolios available as investment options under the contracts, each Genworth VIT Portfolio pays fees that are deducted from Genworth VIT Portfolio assets. These fees include a management fee payable to GFWM and "Rule 12b-1 fees" payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Genworth VIT Portfolios and the contracts. The management fee payable to GFWM varies among the Genworth VIT Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Genworth VIT Portfolio, and the remainder is retained by GFWM. Each Genworth VIT Portfolio pays Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets of the Genworth VIT Portfolio for certain distribution activities and shareholder services relating to the Genworth VIT Portfolio. Through your indirect investment in the Genworth VIT Portfolios, you pay a proportionate share of these expenses and, because GFWM is an affiliate of the Company, the Company may indirectly benefit as a result of management and other fees received by GFWM and its affiliates from a Genworth VIT Portfolio. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Genworth VIT Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees from the Genworth VIT Portfolios and payments for administrative services from GFWM to the Company) will be as high as or greater than the total compensation received from a Portfolio other than a Genworth VIT Portfolio (the payments for administrative services from the Portfolio or the adviser or distributor of such Portfolio plus any Rule 12b-1 payments received). Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Genworth VIT Portfolios.

Payments from Funds and Fund Affiliates. We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. We consider these payments and fees among a number of factors when deciding to add or keep a Portfolio on the menu of Portfolios that we offer through the contract. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide or obtain include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios, including the provision of teleservicing support in connection with the Portfolios and the provision of office space, equipment, facilities and personnel as may be reasonably required or beneficial in order to provide these services to contract owners. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other Portfolios, advisers or distributors based on the level of administrative and other services provided. The availability of these types of arrangements may create an incentive for us to seek and to add as an investment option under the contract funds or portfolios (and classes of shares of such portfolios) that pay us higher amounts. Other funds or portfolios (or available classes of shares of such portfolios) with substantially similar investment objectives may have lower fees and better overall investment performance than the Funds and Portfolios offered through your contract.

We may realize a profit from payments received from a Portfolio or from the adviser and/or the distributor. We may use the proceeds of such payment to pay for the services described above or for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in maintaining the Portfolios as investment options and facilitating the Subaccounts' investment in the Portfolios.


We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor may make payments to us and/or to certain of our affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. Such administrative services we provide include but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; forwarding proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The amount of the payments is based on a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor. If we do, we may use such profit for any corporate purpose, including payment of expenses (i) that we and/or our affiliates incur in promoting, marketing and administering the contracts, and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the Fund Portfolios.


The amount received from certain Portfolios for the assets allocated to the Portfolios from our separate accounts during 2008 ranged from 0.10% to 0.25% of annualized average daily net assets. The Portfolios that pay a service fee to us are:


   Eaton Vance Variable Trust:
       VT Floating-Rate Income Fund
       VT Worldwide Health Sciences Fund
   Evergreen Variable Annuity Trust:
       Evergreen VA Omega Fund -- Class 2
   PIMCO Variable Insurance Trust:
       All Asset Portfolio -- Advisor Class Shares
       High Yield Portfolio -- Administrative Class Shares
       Long-Term U.S. Government Portfolio --Administrative Class Shares Low Duration Portfolio -- Administrative Class Shares
       Total Return Portfolio -- Administrative Class Shares
   The Prudential Series Fund:
       Jennison Portfolio -- Class II
       Jennison 20/20 Portfolio -- Class II
       Natural Resources Portfolio -- Class II


As noted above, an investment adviser or sub-adviser of a Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser receives on the advisory fee deducted from Portfolio assets. Contract owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the prospectuses for the Portfolios for more information). The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from our separate accounts during 2008 ranged from 0.05% to 0.40%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor. These payments may vary by Portfolio. Therefore, the amount of such payments paid to us may be greater or smaller based on the Portfolios you select.

With regard to the Genworth VIT Portfolios, the Company has entered into an agreement with GFWM whereby GFWM pays the Company an amount from GFWM's own resources for such services. The amount the Company received from GFWM in 2008 under such agreement is within the range of amounts received by the Company with respect to assets allocated to other Portfolios during 2008.

In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us, or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature, and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.


In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives Rule 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., American Century Variable Portfolios II, Inc., BlackRock Variable Series Funds, Inc., Columbia Funds Variable Insurance Trust I, Eaton Vance Variable Trust, Evergreen Variable Annuity Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, GE Investments Funds, Inc., Genworth Variable Insurance Trust, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, The Prudential Series Fund, The Universal Institutional Funds, Inc., and Van Kampen Life Investment Trust. See the "Fee Tables" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of separate account assets invested in the particular Portfolio. Certain Portfolios may accrue Rule 12b-1 fees at a higher rate (as disclosed in the prospectus for the Portfolio), but payments to us and/or Capital Brokerage Corporation may be made in a lower amount. Not all of the Portfolios may pay the same amount of Rule 12b-1 fees or shareholder servicing fees. Therefore, the amount of such fees paid to us and/or Capital Brokerage Corporation may be greater or smaller based on the Portfolios you select.


Information about the Franklin Templeton VIP Founding Funds Allocation
Fund. The Franklin Templeton VIP Founding Funds Allocation Fund (the "Allocation Fund") invests in Class 1 shares of three other series of the Franklin Templeton Variable Insurance Products Trust: Franklin Income Securities Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund (the "underlying funds"). The Allocation Fund seeks to maintain equal investments in each of the three underlying funds.

The investment results of the underlying funds will vary. Because of this, the Allocation Fund's administrator, Franklin Templeton Services, LLC, will monitor the Allocation Fund's investments in the underlying funds and will seek to rebalance those investments when they are more than three percent above or below the goal of equal allocations to each of these underlying funds.

The Allocation Fund pays Franklin Templeton Services, LLC a monthly fee equal to an annual rate of 0.10% of the Allocation Fund's average daily net assets for its services, including the monitoring of the Allocation Fund's investments in the underlying funds and the rebalancing of those investments. Franklin Templeton Services, LLC may receive assistance, at no charge to the Allocation Fund, from its corporate affiliate, Franklin Advisers, Inc., in monitoring the underlying funds and the Allocation Fund's investment in the underlying funds.

Because the Allocation Fund pursues its goals by investing in the underlying funds, you will bear a proportionate share of the Allocation Fund's operating expenses and, also, indirectly, the operating expenses of the underlying funds. The Allocation Fund, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds.

More information about the Allocation Fund and the underlying funds, including information about the fees and expenses of the Allocation Fund and the underlying funds, can be found in the prospectus for the Allocation Fund.

Voting Rights

As required by law, we will vote the shares of the Portfolios held in the Separate Account at special shareholder meetings based on instructions from you. However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Persons having a voting interest in the Portfolio will be provided with proxy voting materials, reports, other materials, and a form with which to give voting instructions.

We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. Therefore, because of proportional voting, a small number of contract owners may control the outcome of a vote. We will apply voting instructions to abstain on any item to be voted on a pro rata basis to reduce the number of votes eligible to be cast.

Asset Allocation Program

The following is a general description of the Asset Allocation Program available under the contract. A complete description is available in the brochure for the program. The program may be referred to as "Efficient Edge" in the brochure or other materials.

General

The Asset Allocation Program is an asset allocation service that we make available at no additional charge for use within the contract. Asset allocation is an investment strategy for distributing assets among asset classes to help attain an investment goal. For your contract, the Asset Allocation Program can help with decisions you need to make about how to allocate your Contract Value among available Subaccounts (and their corresponding Portfolios). The theory behind an asset allocation strategy is that diversification among asset classes can help reduce volatility over the long term.


Genworth Financial Wealth Management, Inc. ("GFWM"), one of our affiliates, provides investment advice for the Asset Allocation Program. GFWM is an investment adviser that is registered under the Investment Advisers Act of 1940. As part of the Asset Allocation Program, GFWM has developed five asset allocation models ("Asset Allocation Models" or "Models"), each based on different profiles of an investor's investment time horizon and willingness to accept investment risk. Another Asset Allocation Model is a "build your own" Asset Allocation Model. We will refer to this Asset Allocation Model as the "Build Your Own Asset Allocation Model" when necessary to distinguish it from the other Asset Allocation Models. The distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below. The Asset Allocation Models are designed for use in two different circumstances, as discussed below.

  . Certain of the optional riders available for purchase under the contract are designed to provide protection against market downturns. To ensure that contract owners' assets protected under one of these riders are invested in accordance with an investment strategy involving an appropriate level of risk, we require the assets to be invested only in an Investment Strategy. For contract owners that purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, the contract owner may elect Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy. A contract owner, however, may not elect Asset Allocation Model E. For contract owners that purchase Lifetime Income Plus 2007 or Payment Optimizer Plus, the contract owner may elect only Asset Allocation Model C (or invest in one or more of the Designated Subaccounts). Asset Allocation Model A, B, D, and E and the Build Your Own Asset Allocation Model are not available as Investment Strategies for these contract owners.

  . Contract owners that do not purchase one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Optimizer Plus may also elect to participate in the Asset Allocation Program. These contract owners may choose Asset Allocation Model A, B, C, D or E. The Build Your Own Asset Allocation Model, however, is not available to these contract owners.


If you elect to participate in the Asset Allocation Program, your initial purchase payment will be allocated to the Subaccounts corresponding to the Portfolios in the Asset Allocation Model you select. Any subsequent purchase payments you make will also be allocated accordingly, unless you instruct us otherwise in writing. The Build Your Own Asset Allocation Model works a little differently, as discussed in the "Build Your Own Asset Allocation Model" provision below.


If you participate in the Asset Allocation Program, GFWM will serve as your investment adviser solely for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Models. The Asset Allocation Models are updated on a periodic basis (generally annually), as discussed below. If you elect to participate in the Asset Allocation Program, we will reallocate your Contract Value or purchase payments, as applicable, in accordance with the Model you select as it is updated from time to time based on limited discretionary authority that you grant to us, unless you instruct us otherwise. For more information on GFWM's role as investment adviser for the Asset Allocation Program, you may review GFWM's disclosure brochure, which will be delivered to you at the time you apply for a contract. Please contact us if you would like to receive a copy of this brochure. We may change the investment adviser that we use to develop and periodically update the Asset Allocation Models, or to the extent permissible under applicable law, use no investment adviser at all. We may perform certain administrative functions on behalf of GFWM. However, we are not registered as an investment adviser and are not providing any investment advice in making the Asset Allocation Program available to contract owners.

The Asset Allocation Models

There are six Asset Allocation Models, each comprised of a carefully selected combination of Portfolios offered under the contract. Development of the Asset Allocation Models involves a multi-step process designed to optimize the selection of Portfolios, for a given level of risk tolerance, in an effort to maximize returns and limit the effects of market volatility. The discussion in this section generally applies to all of the Asset Allocation Models, although certain distinguishing features of the Build Your Own Asset Allocation Model are discussed in the "Build Your Own Asset Allocation Model" provision below.


Asset allocation strategies reflect the theory that diversification among asset classes can help reduce volatility and potentially enhance returns over the long term. An asset class may be a category of investments having similar characteristics, such as stocks and other equity investments and bonds and other fixed income investments. There also may be further divisions within asset classes, such as divisions according to the size of the issuer (e.g., large cap, mid cap, or small cap), the type of issuer (e.g., government, municipal, or corporate), or the location of the issuer (e.g., domestic or foreign). GFWM has identified target allocations, between equities and fixed income investments, for the level of risk, investment time horizon and investment objective specified for Asset Allocation Model A, B, C, D and E.

To provide further diversification benefits beyond the broad asset class allocations, GFWM conducts an optimization analysis to determine the appropriate allocations to sub-asset classes for each Asset Allocation Model. While, generally, GFWM exercises its own broad discretion in allocating to sub-asset classes, we may require GFWM to target certain levels of sub-asset class allocations in order to achieve a level of risk consistent with certain of our optional riders that require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models.

After the asset class and sub-asset class exposures have been identified for each Asset Allocation Model, a determination is made as to how available Portfolios can be used to implement the asset class allocations. Part of the allocation process used by GFWM in determining the allocation to Portfolios in the Asset Allocation Models is an evaluation of the asset and/or sub-asset class(es) exposures given by each Portfolio in order to combine Portfolios to arrive at the desired asset and sub-asset class allocation levels. The Portfolios considered by GFWM are all those currently available for contributions of new purchase payments under your contract and include the Portfolios of the Genworth Variable Insurance Trust (or "GVIT"), which are advised by GFWM.

GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents, including those of the GVIT Portfolios.

In addition, GFWM may consider (but is not obligated to follow) recommendations we may make regarding what Portfolios to use. These recommendations may be based on various factors, including whether the investment adviser or distributor of a Portfolio pays us a fee in connection with certain administrative and other services we provide relating to the Portfolio, and whether our affiliate Capital Brokerage Corporation receives Rule 12b-1 fees from the Portfolio. Based on this analysis, Portfolios are selected in a manner that is intended to optimize potential returns of each Model, given a particular level of risk tolerance. This process could, in some cases, result in the inclusion of a Portfolio in a Model based on its specific asset class exposure or other specific optimization factors, even when another Portfolio may have better investment performance. In addition, this may also result in the inclusion of Portfolios with higher fees that may adversely affect performance.

The Asset Allocation Models, including the Build Your Own Asset Allocation Model, will include allocations to certain GVIT Portfolios, and GFWM has an incentive to include GVIT Portfolios in the Asset Allocation Models, and/or to specify greater allocations to such GVIT Portfolios, that results from the compensation received by it and its affiliates relating to the GVIT Portfolios. You should consider this when deciding to invest in accordance with an Asset Allocation Model. Notwithstanding this incentive, GFWM does not intend to give any preference to the GVIT Portfolios when constructing the Asset Allocation Models.

As investment adviser to the GVIT Portfolios, GFWM will not make decisions regarding the purchase and sale of specific securities for the GVIT Portfolios -- those decisions are made by the sub-advisers to the GVIT Portfolios -- but GFWM's duties as investment adviser will likely give it access to non-public information about the holdings of the GVIT Portfolios. However, in order to establish a "level playing field" among all the available Portfolios for purposes of developing the Asset Allocation Models, GFWM has established an information barrier between its investment management staff responsible for supervision of the GVIT Portfolio sub-advisers and the investment management staff responsible for developing the

Asset Allocation Models. Therefore, contract owners should not assume that the relevant GFWM personnel would be more knowledgeable about the holdings and investment styles of the GVIT Portfolios than those of Portfolios advised by third parties. This information barrier does not, however, eliminate the incentive for GFWM personnel to include GVIT Portfolios in the Asset Allocation Models, and/or to recommend greater allocations to GVIT Portfolios, that results from the compensation received by GFWM and its affiliates relating to the GVIT Portfolios.

In addition, certain of the optional riders available for purchase under the contract require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models or certain Designated Subaccounts. Therefore, investment in an Asset Allocation Model as the Investment Strategy under a rider may result in an additional economic benefit to GFWM and to GFWM's affiliates, including the Company, by virtue of the fees received from the GVIT Portfolios. You should consider this when deciding to invest in an Asset Allocation Model as the Investment Strategy. Currently, none of the GVIT Portfolios are Designated Subaccounts.


Build Your Own Asset Allocation Model. The Build Your Own Asset Allocation Model allows for more flexibility than the other five Asset Allocation Models, enabling you, in consultation with your registered representative, to construct your own asset allocation that you believe best meets your individual investment objectives. We have constructed the Build Your Own Asset Allocation Model to require that you invest between 20% and 80% of your assets in the "Core" asset class, between 20% and 60% of your assets in the "Fixed Income" asset class, and no more than 20% of your assets in the "Specialty" asset class, for a total of 100% of assets invested in accordance with the Model. In constructing the parameters for the Build Your Own Asset Allocation Model, we defined the asset classes among which assets should be allocated, and determined an appropriate percentage range for each asset class. In making these determinations, our goal is to permit any asset allocation that is appropriate for contract owners with moderately conservative to moderately aggressive risk tolerance levels.

GFWM's role for the Build Your Own Asset Allocation Model is to make determinations as to how available Portfolios fit within each asset class. GFWM considers various factors in assigning Portfolios to an asset class, which may include historical style analysis and asset performance and multiple regression analyses.

As with the other Asset Allocation Models, GFWM may be subject to certain conflicts of interests in categorizing the Portfolios for the Build Your Own Asset Allocation Model, including recommendations from us on which Portfolios to include in the Model or a specific asset class based on the fees we receive in connection with a Portfolio (see the discussion in "The Asset Allocation Models" provision above) and the need by certain Portfolios for additional assets (see the discussion in the "Risks" provision below). It is possible that such conflicts of interest could affect, among other matters, GFWM's decisions as to which asset class to categorize a Portfolio.

Periodic Updates of Asset Allocation Models and Notices of Updates

Each of the Asset Allocation Models is evaluated periodically (generally annually) to assess whether the combination of Portfolios within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result of such periodic analysis, each Model may change, such as by revising the percentages allocated to such Portfolio. In addition, Portfolios may be added to a Model (including Portfolios not currently available in the contract), or Portfolios may be deleted from a Model.

We evaluate the Build Your Own Asset Allocation Model periodically to assess whether the asset allocation parameters should be changed to better ensure that resulting asset allocations are in an appropriate risk tolerance range. If, as a result of such periodic analysis, we determine that the Build Your Own Asset Allocation Model must change (for example by adding, removing or modifying asset classes or by changing the percentage range of investments allocable to an asset class), then we will make a new Build Your Own Asset Allocation Model available for new contract owners.

GFWM will also evaluate the Build Your Own Asset Allocation Model to assess whether the Portfolios are appropriately categorized within each asset class. As a result of this evaluation, GFWM may determine that certain Portfolios should be placed in a different asset class or, perhaps, removed from the Model, or that other Portfolios should be added to the Model (including Portfolios not currently available in the contract).

When your Asset Allocation Model is updated (as described below), we will reallocate your Contract Value (and subsequent purchase payments, if applicable) in accordance with any changes to the Model you have selected. This means the allocation of your Contract Value, and potentially the Portfolios in which you are invested, will change and your Contract Value (and subsequent purchase payments, if applicable) will be reallocated among the Portfolios in your updated Model (independently of monthly rebalancing, as discussed below). As discussed below, in the case of the Build Your Own Asset Allocation Model, it is possible that a change may be made to the Build Your Own Asset Allocation Model that will require a contract owner to provide us with new allocation instructions.


When Asset Allocation Models are to be updated, we will send you written notice of the updates to the Models at least 30 days in advance of the date the updated version of the Model is intended to be effective. Contract owners purchasing contracts who elect to participate in the Asset Allocation Program within the two week period prior to a date that Asset Allocation Models are to be updated, will be provided with information regarding the composition of both the current Asset Allocation Model as well as the proposed changes to the Model. You should carefully review these notices. If you wish to accept the changes to your selected Model, you will not need to take any action, as your Contract Value (and subsequent purchase payments, if applicable) will be reallocated in accordance with the updated Model. If you do not wish to accept the changes to your selected Model, you have the following alternatives. If you elected Lifetime Income Plus 2007 or Payment Optimizer Plus, you can transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or you can notify us in writing that you have elected to reject the change. If you reject the change and, as a result, your total Contract Value is no longer invested in accordance with the prescribed Investment Strategy, your benefits under the applicable rider will be reduced by 50%. If you elected Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must transfer your Contract Value to one or more of the Designated Subaccounts (as described in the sections of this prospectus discussing the riders), or one of the other available Asset Allocation Models. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy, and any attempt to allocate assets otherwise will be considered not in good order and rejected.


Please note, also, that changes may be made to the Build Your Own Asset Allocation Model that will require contract owners whose existing allocations will not meet the parameters of the revised Model to provide us with new allocation instructions. For example, a Portfolio may be moved from one asset class to another or shares of a Portfolio may become unavailable under the contract or in the Model. If we do not receive new allocation instructions from the contract owner in these circumstances in a timely manner after we request such new instructions, the contract owner's assets will be re-allocated to Asset Allocation Model C until we receive new instructions.

When a Portfolio in which your assets are invested is closed to new investments but remains in your contract, your investment in that Portfolio at the time of the closing will remain, and you will not be re-allocated to Asset Allocation Model C. However, any subsequent purchase payments or transfers requesting an allocation to such a Portfolio will be considered not in good order, and you will be asked to provide us with updated allocation instructions.


If you did not elect one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Optimizer Plus, you may change to a different Asset Allocation Model or reject the change.


If you choose to reject a change in an Asset Allocation Model in accordance with the procedures described above, you create your own portfolio (a "self-directed portfolio"), you have terminated your advisory relationship with GFWM and GFWM provides no investment advice related to the creation of a self-directed portfolio. Further, once you have rejected a change in a Model, you are considered to have elected to reject all future changes in the Model. Therefore, if you reject a Model change and thereby create a self-directed portfolio, you will not receive a periodic review of or changes to your portfolio, as would be provided by GFWM with respect to the Asset Allocation Models. You will, however, continue to receive a quarterly statement with information about your Contract Value, as well as written materials from GFWM about any changes proposed to be made to the Models, and you can notify us in writing to allocate your Contract Value in accordance with such changes.

Selecting An Asset Allocation Model


For contract owners who have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Optimizer Plus.

If you purchased Lifetime Income Plus 2007 or Payment Optimizer Plus and elect to participate in the Asset Allocation Program, you are required to allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model C. If you purchased Lifetime Income Plus 2008 or Lifetime Income Plus Solution and elect to participate in the Asset Allocation Program, you must allocate your Contract Value (and subsequent purchase payments, if applicable) to Asset Allocation Model A, B, C, or D or the Build Your Own Asset Allocation Model. If you elect to participate in the Asset Allocation Program and you have not elected one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Optimizer Plus, you must choose Asset Allocation Model A, B, C, D or E for your allocations. We will not make this decision, nor will GFWM. The following paragraph provides some information you may want to consider in making this decision.


You should consult with your registered representative and/or your financial adviser on your decision regarding which Asset

Allocation Model to select. Your registered representative can assist you in determining which Model may be best suited to your financial needs, investment time horizon, and willingness to accept investment risk, and can help you complete the proper forms to participate in the Asset Allocation Program. You should also periodically review these factors with your registered representative to consider whether you should change Models (or, if you have purchased one of the Guaranteed Minimum Withdrawal Benefit Rider Options or Payment Optimizer Plus, whether you should transfer your Contract Value to one or more of the Designated Subaccounts) to reflect any changes in your personal circumstances. Your registered representative can help you complete the proper forms to change to a different Model or transfer to Designated Subaccounts.


In light of our potential payment obligations under the riders, we will not permit contract owners who have selected a rider to allocate their assets in either a highly aggressive or highly conservative manner. In deciding whether to purchase a rider, you and your registered representative should consider whether an asset allocation not permitted under the rider would best meet your investment objectives.

You may, in consultation with your registered representative, utilize an investor profile questionnaire we make available, which asks questions intended to help you or your registered representative assess your financial needs, investment time horizon, and willingness to accept investment risk. However, even if you utilize the investor profile questionnaire, it is your decision, in consultation with your registered representative, which Model to choose initially or whether to change to a different Model or transfer to Designated Subaccounts, as the case may be, at a later time. Neither we nor GFWM bear any responsibility for this decision. You may change to a different Model or transfer to Designated Subaccounts, as the case may be, at any time with a proper written request or by telephone or electronic instructions, provided a valid telephone/electronic authorization is on file with us.

Monthly Rebalancing

Each calendar month (on the "monthly anniversary" of your Contract Date), and on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, we rebalance your Contract Value to maintain the Subaccounts and their corresponding Portfolios, and the relative percentages of the Subaccounts, for your selected Asset Allocation Model. This monthly rebalancing takes account of:

  . increases and decreases in Contract Value in each Subaccount due to Subaccount performance; and

  . increases and decreases in Contract Value in each Subaccount due to Subaccount transfers, withdrawals (particularly if taken from specific Subaccounts you have designated), and purchase payments (particularly if allocated to specific Subaccounts you have designated).

The first monthly rebalancing will occur on the first "monthly anniversary" of the Contract Date.

We will not rebalance self-directed portfolios (discussed above) unless the contract owner elects the Portfolio Rebalancing program. For self-directed portfolios, future purchase payments for which no specific allocation instructions are received will be allocated in accordance with the last allocation instructions we received, which may have been a prior version of their Asset Allocation Model. Accordingly, if you have a self-directed portfolio you should consider providing specific allocation instructions with each purchase payment or contacting us to update your default allocation instructions.

Quarterly Reports

If you elect to participate in the Asset Allocation Program, you will be sent quarterly reports that provide information about the Subaccounts within your Model, as part of your usual quarterly statement. Information concerning the current Models is provided below.

Risks

Although the Asset Allocation Models are designed to optimize returns given the various levels of risk, there is no assurance that a Model portfolio will not lose money or not experience volatility. Investment performance of your Contract Value could be better or worse by participating in an Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single Portfolio, Subaccount or asset class or other combinations of Portfolios, Subaccounts or asset classes. Model performance is dependent upon the performance of the component Portfolios. Your Contract Value will fluctuate, and when redeemed, may be worth more or less than the original cost.

An Asset Allocation Model may not perform as intended. Although the Models are intended to optimize returns given various levels of risk tolerance, portfolio, market and asset class performance may differ in the future from the historical performance and assumptions upon which the Models are based, which could cause the Models to be ineffective or less effective in reducing volatility.

Periodic updating of the Asset Allocation Models can cause the underlying Portfolios to incur transactional expenses to raise cash for money flowing out of the Portfolios or to buy securities with money flowing into the Portfolios. These expenses can adversely affect performance of the related Portfolios and the Models.

GFWM may be subject to competing interests that have the potential to influence its decision making with regard to the Asset Allocation Program. For example, GFWM's affiliates (including us) may believe that certain Portfolios could benefit from additional assets or could be harmed by redemptions.

In addition, the Portfolios underlying the Subaccounts may invest, depending upon their investment objective and decisions by their investment managers, in securities issued by Genworth Financial, Inc., GFWM's ultimate parent, or its affiliates. GFWM will not have any role in determining whether a Portfolio should purchase or sell Genworth securities. GFWM may allocate portions of the Asset Allocation Models to Portfolios which have held, hold or may hold Genworth securities. GFWM's decision to allocate a percentage of a Model to such a Portfolio will be based on the merits of investing in such a Portfolio and a determination that such an investment is appropriate for the Model.

The Models

Information concerning the Asset Allocation Models is provided on the following pages. You should review this information carefully before selecting or changing a Model.

                         Moderately                                Moderately
   Conservative         Conservative           Moderate            Aggressive           Aggressive
    Allocation           Allocation           Allocation           Allocation           Allocation
     "Model A"            "Model B"            "Model C"            "Model D"            "Model E"
--------------------------------------------------------------------------------------------------------
                                           Investor Profile
--------------------------------------------------------------------------------------------------------
Investor is willing  Investor is willing  Investor is willing  Investor is willing  Investor is willing
to accept a low      to accept a low to   to accept a          to accept a          to accept a high
level of risk, has   moderate level of    moderate level of    moderate to high     level of risk, has
a short term (less   risk, has a          risk, has a          level of risk, has   a long term (more
than five years)     moderately short     moderately long      a long term (15 to   than 15 years)
investment time      term (less than ten  term (10 to 20       20 years)            investment time
horizon and is       years) investment    years) investment    investment time      horizon and has the
looking for an       time horizon and is  time horizon and is  horizon and is       temperament to ride
investment that is   looking for an       looking for an       looking for a        out market swings.
relatively stable    investment to keep   investment with the  growth oriented
in value.            pace with inflation. opportunity for      investment.
                                          long term moderate
                                          growth.
--------------------------------------------------------------------------------------------------------
                                          Investor Objective
--------------------------------------------------------------------------------------------------------
High level of        Growth and current   Growth of capital    Growth of capital    Growth of capital.
current income with  income. Target       with a low to        but without the      Target allocation
preservation of      allocation mix is    moderate level of    price swings of an   mix is 100%
capital. Target      40% equities and     current income.      all equity           equities.
allocation mix is    60% fixed income.    Target allocation    portfolio. Target
20% equities and                          mix is 60% equities  allocation mix is
80% fixed income.                         and 40% fixed        80% equities and
                                          income.              20% fixed income.
--------------------------------------------------------------------------------------------------------


                                  Build Your Own
                              Asset Allocation Model
----------------------------------------------------------------------------------------
The Build Your Own Asset Allocation Model is constructed, generally, to allow for the creation of an equity to fixed income allocation that ranges between 40% equities/60%
fixed income to 80% equities/20% fixed income. These ranges generally fall within the
Investor Profile and Investor Objective for Asset Allocation Model B (Moderately
Conservative Allocation) on one end of the spectrum and for Asset Allocation Model D
(Moderately Aggressive Allocation) on the other. Of course, the Investor Profile and
Investor Objective that your allocation will most closely correspond to will depend on your actual allocation.
----------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS




                                                Portfolios                      Model A Model B Model C Model D Model E
-----------------------------------------------------------------------------------------------------------------------
Equities
-----------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth Legg Mason Partners Aggressive Growth
                             Fund                                                  2%      4%      6%      8%     10%
                             ------------------------------------------------------------------------------------------
                             Janus Aspen Forty Portfolio -- Service Shares         2%      4%      6%      8%     10%
-----------------------------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual Shares Securities
                             Fund -- Class 2 Shares                                1%      3%      5%      6%      8%
                             ------------------------------------------------------------------------------------------
                             Genworth Eaton Vance Large Cap Value Fund             2%      3%      5%      7%      8%
-----------------------------------------------------------------------------------------------------------------------
Large Cap Core               Genworth PIMCO StocksPLUS Fund                        3%      6%      8%     11%     13%
                             ------------------------------------------------------------------------------------------
                             Oppenheimer Main Street Fund/VA -- Service Shares     2%      5%      7%     10%     12%
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Kaufmann Fund II -- Service Shares          1%      1%      2%      2%      3%
-----------------------------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth Columbia Mid Cap Value Fund                  1%      1%      2%      2%      3%
-----------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund/VA --
                             Service Shares                                        0%      1%      1%      2%      3%
-----------------------------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities Fund/VA -- Service
                             Shares                                                1%      2%      3%      4%      5%
-----------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     AIM V.I. International Growth Fund -- Series II
                             shares                                                1%      2%      3%      4%      5%
                             ------------------------------------------------------------------------------------------
                             Columbia Marsico International Opportunities
                             Fund, Variable Series -- Class B                      1%      2%      2%      3%      4%
-----------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth Thornburg International Value Fund           1%      1%      2%      2%      3%
-----------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein International Value Portfolio
                             -- Class B                                            1%      2%      4%      5%      6%
-----------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap        Genworth Putnam International Capital
                             Opportunities Fund                                    1%      2%      2%      3%      4%
-----------------------------------------------------------------------------------------------------------------------
Natural Resources            Prudential Natural Resources Portfolio -- Class
                             II Shares                                             0%      0%      1%      1%      1%
-----------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real Estate Securities Fund
                             -- Class 1 Shares                                     0%      1%      1%      2%      2%
-----------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                              20%     40%     60%     80%    100%
-----------------------------------------------------------------------------------------------------------------------

Fixed Income
-----------------------------------------------------------------------------------------------------------------------
Long Duration                PIMCO VIT Long-Term U.S. Government Portfolio --
                             Administrative Class Shares                           4%      3%      2%      1%      0%
-----------------------------------------------------------------------------------------------------------------------
Medium Duration              Genworth Western Asset Management Core Plus Fixed
                             Income Fund                                          10%      7%      5%      2%      0%
                             ------------------------------------------------------------------------------------------
                             PIMCO VIT Total Return Portfolio --
                             Administrative Class Shares                          10%      8%      5%      3%      0%
-----------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio --
                             Administrative Class Shares                          32%     24%     16%      8%      0%
-----------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund --
                             Class II                                             16%     12%      8%      4%      0%
-----------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative
                             Class Shares                                          4%      3%      2%      1%      0%
-----------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund              4%      3%      2%      1%      0%
-----------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                          80%     60%     40%     20%      0%
-----------------------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL




                      Core Asset Class                                                                    Fixed Income Asset
                       (20% to 80%)                              Specialty Asset Class (0% to 20%)        Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund -- Series I shares                  AIM V.I. Capital Appreciation Fund --    Fidelity VIP Investment
AIM V.I. International Growth Fund -- Series II shares         Series I shares                          Grade Bond Portfolio --
AllianceBernstein Balanced Wealth Strategy Portfolio --       AllianceBernstein Global Thematic         Service Class 2
 Class B                                                       Growth Portfolio -- Class B             Genworth Western Asset
AllianceBernstein Growth and Income Portfolio -- Class B      AllianceBernstein International Value     Management Core Plus
BlackRock Basic Value V.I. Fund -- Class III Shares            Portfolio -- Class B                     Fixed Income Fund
BlackRock Global Allocation V.I. Fund -- Class III Shares     AllianceBernstein Small Cap Growth       PIMCO VIT Long-Term U.S.
Columbia Marsico Growth Fund, Variable Series -- Class A       Portfolio -- Class B                     Government Portfolio --
Fidelity VIP Balanced Portfolio -- Service Class 2            American Century VP Inflation             Administrative Class
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2        Protection Fund -- Class II              Shares
Fidelity VIP Equity-Income Portfolio -- Service Class 2       BlackRock Value Opportunities V.I. Fund  PIMCO VIT Low Duration
Fidelity VIP Growth & Income Portfolio -- Service Class 2      -- Class III Shares                      Portfolio --
Franklin Templeton VIP Mutual Shares Securities Fund --       Columbia Marsico International            Administrative Class
 Class 2 Shares                                                Opportunities Fund, Variable Series --   Shares
Franklin Templeton VIP Templeton Growth Securities             Class B                                 PIMCO VIT Total Return
 Fund -- Class 2 Shares                                       Eaton Vance VT Floating-Rate Income Fund  Portfolio --
GE Investments Funds Core Value Equity Fund -- Class 1        Evergreen VA Omega Fund -- Class 2        Administrative Class
 Shares                                                       Federated High Income Bond Fund II --     Shares
GE Investments Funds Total Return Fund -- Class 3 Shares       Service Shares
GE Investments Funds U.S. Equity Fund -- Class 1 Shares       Federated Kaufmann Fund II -- Service
Genworth Davis NY Venture Fund                                 Shares
Genworth Eaton Vance Large Cap Value Fund                     Fidelity VIP Dynamic Capital
Genworth PIMCO StocksPLUS Fund                                 Appreciation Portfolio -- Service
Janus Aspen Balanced Portfolio -- Service Shares               Class 2
MFS(R) Total Return Series -- Service Class Shares            Fidelity VIP Growth Portfolio --
Oppenheimer Balanced Fund/VA -- Service Shares                 Service Class 2
Oppenheimer Capital Appreciation Fund/VA -- Service           Fidelity VIP Mid Cap Portfolio --
 Shares                                                        Service Class 2
Oppenheimer Global Securities Fund/VA -- Service Shares       Fidelity VIP Value Strategies Portfolio
Oppenheimer Main Street Fund/VA -- Service Shares              -- Service Class 2
Universal Institutional Funds Equity and Income Portfolio --  GE Investments Funds Real Estate
 Class II Shares                                               Securities Fund -- Class 1 Shares
Van Kampen LIT Comstock Portfolio -- Class II Shares          GE Investments Funds Small-Cap Equity
                                                               Fund -- Class 1 Shares
                                                              Genworth Calamos Growth Fund
                                                              Genworth Columbia Mid Cap Value Fund
                                                              Genworth Legg Mason Partners Aggressive
                                                               Growth Fund
                                                              Genworth Putnam International Capital
                                                               Opportunities Fund
                                                              Genworth Thornburg International Value
                                                               Fund
                                                              Janus Aspen Forty Portfolio -- Service
                                                               Shares
                                                              MFS(R) Utilities Series -- Service
                                                               Class Shares
                                                              Oppenheimer Main Street Small Cap
                                                               Fund/VA -- Service Shares
                                                              PIMCO VIT All Asset Portfolio --
                                                               Advisor Class Shares
                                                              PIMCO VIT High Yield Portfolio --
                                                               Administrative Class Shares
                                                              Prudential Jennison Portfolio -- Class
                                                               II Shares
                                                              Prudential Jennison 20/20 Focus
                                                               Portfolio -- Class II Shares
                                                              Prudential Natural Resources Portfolio
                                                               -- Class II Shares


THE GUARANTEE ACCOUNT

Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other separate accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all markets.

You may allocate some or all of your purchase payments and transfer some or all of your assets to the Guarantee Account. We credit the portion of the assets allocated to the Guarantee Account with interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision.


Generally, you may allocate your premium payments and/or transfer assets to the Guarantee Account. We may limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision of this prospectus. The Guarantee Account is not available to contract owners who have elected Lifetime Income Plus 2007, Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus for as long as the rider is in effect.


Each time you allocate purchase payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as purchase payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us; general economic trends; and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30-day period following the expiration of the interest rate guarantee period ("30-day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision of this prospectus for more information. During the 30-day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ from those available when we issued the contract, and to credit a higher rate of interest on purchase payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting purchase payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Service Center to determine the interest rate guarantee periods currently being offered.

CHARGES AND OTHER DEDUCTIONS

We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other costs of contract benefits, and other incentives we pay, through fees and charges imposed under the contracts and other corporate revenue. See the "Sale of the Contracts" provision of this prospectus for more information.

All of the charges described in this section apply to assets allocated to the Separate Account. All assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge, the administrative expense charge, and the Joint Annuitant charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

  .  processing applications for and issuing the contracts;

  .  maintaining records;

  .  administering income payments;

  . furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);

  .  reconciling and depositing cash receipts;


  .  providing tax forms;


  .  providing contract confirmations and periodic statements;

  .  providing toll-free inquiry services; and

  .  furnishing telephone and internet transaction services.

The risks we assume include:

  .  the risk that the death benefit will be greater than the Surrender Value;

  . the risk that the actual lifespan of persons receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

  . the risk that more owners than expected will qualify for waivers of the surrender charges; and

  . the risk that our costs in providing the services will exceed our revenues from contract charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all the sales and distribution expenses we actually incur. We may also realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Transaction Expenses

Surrender Charge

We assess a surrender charge on total surrenders and partial withdrawals of purchase payments, unless you meet an available exception as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

We calculate the surrender charge separately for each purchase payment. For purposes of calculating this charge, we assume that you withdraw purchase payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Subaccounts, we will deduct the charge from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time.

The surrender charge is as follows:

                     Surrender Charge
                    as a Percentage of
Number of Completed  the Surrendered
  Years Since We       or Withdrawn
   Received the          Purchase
 Purchase Payment        Payment
--------------------------------------
         0                  6%
         1                  6%
         2                  6%
         3                  6%
         4                  5%
         5                  4%
         6                  3%
     7 or more              0%
--------------------------------------

Exceptions to the Surrender Charge

We do not assess the surrender charge:

  .  on amounts of Contract Value representing gain (as defined below);

  .  on free withdrawal amounts (as defined below);

  . on surrenders or partial withdrawals taken under Optional Payment Plan 1, Optional Payment Plan 2, or Optional Payment Plan 3 (for a period of 5 or more years); or

  .  if a waiver of surrender charge provision applies.

You may withdraw an amount equal to the greater of 10% of your total purchase payments or any amount withdrawn to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). If you are making a withdrawal from this contract to meet annual minimum distribution requirements under the Code, and the minimum distribution amount attributable to this contract for the calendar year ending at or before the last day of the contract year exceeds the free withdrawal amount, you may withdraw the difference free of surrender charges. We will deduct amounts surrendered first from any gain in the contract and then from purchase payments made. A surrender charge is not assessed on any amounts representing gain. The free withdrawal amount is not cumulative from contract year to contract year. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.) The free withdrawal amount will not apply to commutation value taken under Payment Optimizer Plus.


Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Joint Life and Survivor Income) or Optional Payment Plan 3 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more. In addition, we will waive the surrender charges if you take income payments pursuant to the terms of Payment Optimizer Plus. We may also waive surrender charges for certain withdrawals made pursuant to Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution. See the "Optional Payment Plans," "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit Rider Options," "Income Payments -- Guaranteed Income Advantage" and "Income Payments -- Payment Optimizer Plus" provisions of this prospectus.


Deductions from the Separate Account

We deduct from the Separate Account an amount, computed daily, at an annual rate of 1.15% of your daily net assets of the Separate Account. The charge consists of a mortality and expense risk charge at an effective annual rate of 1.00% and an administrative expense charge at an effective annual rate of 0.15%. If the contract is a Joint Annuitant contract, we assess an additional Joint Annuitant charge at an effective annual rate of 0.20% against the daily net asset value of the Separate Account. We will also assess the applicable charge for any optional benefit you may elect, as described below. The deductions from the Separate Account are reflected in your Contract Value.

Charges for the Living Benefit Rider Options

Payment Optimizer Plus


Payment Optimizer Plus is not available for contracts issued after October 17, 2008.


We assess a charge for Payment Optimizer Plus currently equal to an annualized rate of 0.50% of the daily net assets of the Separate Account for single Annuitant contracts and 0.65% of the daily net assets of the Separate Account for Joint Annuitant contracts. For purposes of this rider, once a contract is a Joint Annuitant contract, and the higher rider charge is applied, the higher rider charge will continue while the rider is in effect, even if the contract becomes a single Annuitant contract. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and charged on the contract.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value and the value of your Annuity Units. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annual rate of 1.25%.


Lifetime Income Plus Solution

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.95% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------



For contracts issued with Lifetime Income Plus Solution before January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------



The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.


Lifetime Income Plus 2008


Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

You may purchase Lifetime Income Plus 2008 with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals the initial purchase payment. The benefit base will change and may be higher than the Contract Value on any given day.


If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial purchase payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
       Single Annuitant Contract   0.75% of benefit base
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
       Single Annuitant Contract   0.75% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
       Single Annuitant Contract   0.75% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Lifetime Income Plus 2008 and the Principal Protection Death Benefit may not be available in all markets. We reserve the right to discontinue offering Lifetime Income Plus 2008 and/or the Principal Protection Death Benefit at any time and for any reason.

Lifetime Income Plus 2007

Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.

We charge you for expenses related to Lifetime Income Plus 2007, if you elect this rider at the time of application. This charge is deducted daily from the Separate Account currently at an annual rate of 0.75% of the daily net assets of the Separate Account for single Annuitant contracts and 0.85% of the daily net assets of the Separate Account for Joint Annuitant contracts. Once a contract is a Joint Annuitant contract, and the Joint Annuitant charge is applied, the Joint Annuitant charge will continue while the rider is in effect, even if the contract becomes a single Annuitant contract. The rider charge for a Joint Annuitant contract is in addition to the Joint Annuitant charge that is applicable and charged on the contract.

The deduction for the rider charge from the Separate Account is reflected in your Contract Value. The charge for this rider continues even if you do not allocate assets in accordance with the prescribed Investment Strategy and the benefits you are eligible to receive are reduced. If you reset your benefit and allocate assets in accordance with the prescribed Investment Strategy available at that time, we will reset the charge for the rider, which may be higher than your previous charge, but will never exceed an annualized rate of 2.00% of your daily net assets in the Separate Account.

Charges for the Death Benefit Rider Options


Annual Step-Up Death Benefit Rider


We charge you for expenses related to the Annual Step-Up Death Benefit Rider if you elect this option at the time of application. The Annual Step-Up Death Benefit Rider may not be elected if any Annuitant is 85 or older. We deduct this charge against your assets in the Separate Account at each contract anniversary and at surrender to compensate us for the increased risks and expenses associated with providing this death benefit rider. We will allocate the charge for the Annual Step-Up Death Benefit Rider among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If your assets in the Separate Account are not sufficient to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account, if available, from the amounts that have been in the Guarantee Account for the longest period of time. At surrender, we will charge you a pro rata portion of the annual charge. The charge for the Annual Step-Up Death Benefit Rider is an annual rate of 0.20% of your Contract Value at the time of the deduction.

Other Charges

Annual Contract Maintenance Charge

We will deduct an annual contract maintenance charge of $25 from your Contract Value to compensate us for certain administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $40,000 or more.

We will allocate the annual contract maintenance charge among the Subaccounts in the same proportion that your assets in each

Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

Deductions for Premium Tax

We will deduct charges for any premium tax or other tax levied by any governmental entity from purchase payments or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial withdrawals, income payments and death benefit payments).

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. The premium tax generally depends upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Portfolio Charges


Each Portfolio incurs certain fees and expenses. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as Rule 12b-1 fees and/or service share fees, if applicable. To pay for these expenses, the Portfolio makes deductions from its assets. A Portfolio may also impose a redemption charge on Subaccount assets that are redeemed from the Portfolio. Portfolio expenses, including any redemption charges, are more fully described in the prospectus for each Portfolio.


Transfer Charges


We reserve the right to impose a charge of up to $10 per transfer after the twelfth transfer in a calendar year. This charge represents the costs we incur for effecting any such transfer. We will not realize a profit from imposing this charge.


THE CONTRACT

The contract is an individual flexible purchase payment variable deferred annuity contract. Your rights and benefits are described below and in the contract.

Purchase of the Contract

If you wish to purchase a contract, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you either directly or through your sales representative. See the "Sale of the Contracts" provision of this prospectus.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial purchase payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial purchase payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your purchase payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial purchase payment within two business days. We apply any additional purchase payments you make on the Valuation Day we receive them at our Service Center.

There may be delays in our receipt of an application that are outside of our control (for example, because of the failure of the selling broker-dealer or authorized sales representative to forward the application to us promptly). Any such delays will affect when your contract can be issued and your purchase payment applied.

To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and, if part of a plan, you must also be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant(s) cannot be older than age 80. Various firms and financial institutions that sell our products have their own guidelines on when certain products are suitable and may impose issue age restrictions that are younger than those stated in our contracts and/or riders. We neither influence, nor agree or disagree with the age restrictions imposed by firms and financial institutions.

This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether the contract is an appropriate investment for you.

Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make purchase payments for this contract.

Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract and this contract has its own surrender charges that would apply to you. The other fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for
Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission on the sale.

Ownership


As owner, you have all rights under the contract, subject to the rights of any irrevocable beneficiary. You may name a joint owner for a Non-Qualified Contract. A joint owner may not be named for a Qualified Contract. Joint owners have equal undivided interests in their contract. That means that each owner may exercise any ownership rights on behalf of the other, except ownership changes. In addition, when the joint owner is not the owner's spouse, consent must be obtained from both owners when exercising rights under the contract.


Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner, subject to the death benefit provisions in the contract and any death benefit provisions in an applicable living benefit rider option.

You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

Subject to certain restrictions imposed by electable rider options and as otherwise stated below, before the Annuity Commencement Date, you may change:

  .  your Annuity Commencement Date;

  .  your Optional Payment Plan;

  . the allocation of your investments among the Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

  . the owner, joint owner, primary beneficiary, and contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary) upon written notice to the Service Center, provided you reserved this right and the Annuitant(s) is living at the time of the request. If you change a beneficiary, your payment plan selection will no longer be in effect unless you request that it continue. In addition, during the Annuitant(s) life, you can change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so. Any new owner approved by us is subject to the terms and conditions of the contract. Any new owner must be acceptable to us.

Neither the Annuitant nor the Joint Annuitant can be changed.


We must receive your request for a change at our Service Center and in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change. Please note that if you elect Payment Optimizer Plus or Lifetime Income Plus 2007 at the time of application, the benefits you receive under such rider may be reduced if your assets are not allocated in accordance with the Investment Strategy prescribed by your rider. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. You may not, however, change the Optional Payment Plan once elected at the time of application.


Assignment


An owner of a Non-Qualified Contract may assign some or all of his or her rights under the contract with our consent. However, an assignment must occur before any income payments begin and while the Annuitant is still living. Once proper notice of the assignment is recorded by our Service Center, the assignment will become effective as of the date the written request was signed.


Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

If you elect Lifetime Income Plus 2007 or Lifetime Income Plus 2008, our Service Center must approve any assignment, unless such assignment was made pursuant to a court order.

You may assign the benefits provided by Payment Optimizer Plus. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of Payment Optimizer Plus.

We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Service Center receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned.

Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

Purchase Payments

You may make purchase payments at any frequency and in the amount you select, subject to certain restrictions, including restrictions that may be imposed by terms of elected riders. You must obtain our approval before you make total purchase payments for an Annuitant age 79 or younger that exceed $2,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. If any Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000 in the aggregate in any variable annuity contracts issued by the Company or any of its affiliates. Purchase payments may be made at any time prior to the Annuity Commencement Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a purchase payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

The minimum initial purchase payment is $10,000 ($2,000 if your contract is an IRA contract). We may accept a lower initial purchase payment in the case of certain group sales. Each additional purchase payment must be at least $250 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA contracts and $100 for other Qualified Contracts.

Valuation Day and Valuation Period

We will value Accumulation Units and Annuity Units once daily as of the close of regular trading (currently 4:00 p.m. Eastern time) for each day the New York Stock Exchange is open, except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

Allocation of Purchase Payments

We place purchase payments into the Subaccounts, each of which invests in shares of a corresponding Portfolio, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to the Subaccounts and the Guarantee Account at any one time. The Guarantee Account may not be available in all markets. The percentage of any purchase payment that you can put into any one Subaccount or interest rate guarantee period must equal a whole percentage and cannot be less than $100. In addition, currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account.


If you have elected Payment Optimizer Plus or Lifetime Income Plus 2007, you must allocate all purchase payments in accordance with the Investment Strategy prescribed by the rider in order to obtain the full benefit of the rider. The benefits you receive under the rider may be reduced if your purchase payments are not allocated in accordance with the Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. See the "Surrenders and Partial Withdrawals -- Guaranteed Minimum Withdrawal Benefit for Life Riders" and "Income Payments -- Payment Optimizer Plus" provisions of the prospectus.


Upon allocation to the appropriate Subaccounts, we convert purchase payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional purchase payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit.

However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the charges of the Separate Account and the Portfolios.

You may change the allocation of subsequent purchase payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any purchase payments made after we receive notice of the change at our Home Office.

Valuation of Accumulation Units

Partial withdrawals, surrender and/or payment of the death benefit all result in the cancellation of an appropriate number of Accumulation Units. We cancel Accumulation Units as of the end of the Valuation Period in which we receive notice or instructions with regard to the partial withdrawal, surrender or payment of a death benefit. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the mortality and expense risk charges, administrative expense charges, and any applicable optional rider charges (but not any optional death benefit rider charges) from assets in the Subaccount. The charges for Lifetime Income Plus 2008 and the Death Benefit Rider Options, however, are deducted from your Contract Value. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

TRANSFERS

Transfers Before the Annuity Commencement Date


All owners may transfer all or a portion of their assets between and among the Subaccounts of the Separate Account and the Guarantee Account on any Valuation Day prior to the Annuity Commencement Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. If you elect Payment Optimizer Plus or Lifetime Income Plus 2007, the benefits you receive under such rider may be reduced if, after a transfer, your assets are not allocated in accordance with the prescribed Investment Strategy. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy.


We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Service Center. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account. We may postpone transfers to, from or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision of this prospectus.

Transfers from the Guarantee Account to the Subaccounts

We may limit and/or restrict transfers from the Guarantee Account to the Subaccounts. For any allocation from the Guarantee Account to the Subaccounts, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost Averaging Program" provision), you may make such transfers only during the 30-day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount that you may transfer to the Subaccounts.

Transfers from the Subaccounts to the Guarantee Account

We may restrict certain transfers from the Subaccounts to the Guarantee Account. The Guarantee Account may not be available in all states. We may also limit the amount that may be allocated to the Guarantee Account. Currently, no more than 25% of your Contract Value, as determined at the time of allocation, may be allocated to the Guarantee Account. In addition, where permitted by state law, we will refuse new premium payments or transfers into the Guarantee Account when your assets in the Guarantee Account are equal to or greater than 25% of your Contract Value at the time of allocation. We generally exercise our right to limit or refuse allocations to the Guarantee Account when interest rate periods are low for prolonged periods of time. In addition, we reserve the right to prohibit or limit transfers from the Subaccounts to the Guarantee Account during the six-month period following the transfer of any amount from the Guarantee Account to any Subaccount.

Transfers Among the Subaccounts

All owners may submit 12 Subaccount transfers each calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by same day mail, courier service, Internet, telephone or facsimile will not be accepted under any circumstances. Once we receive your mailed transfer request at our Service Center, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation Day the new transfer request is received at our Service Center.

Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer after the first transfer in a calendar year. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30-day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

In addition, we may not honor transfers made by third parties. See the "Transfers by Third Parties" provision of this prospectus.

If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short- term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

   (1) a Dollar Cost Averaging program;

   (2) a Portfolio Rebalancing program;

   (3) the terms of an approved Fund substitution or Fund liquidation; or

   (4) a Portfolio's refusal to allow the purchase of shares, either on behalf of an individual owner or the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

In addition, the restrictions and charges listed above do not apply to any transfers made among the Subaccounts pursuant to automatic rebalancing of assets made under the terms of Payment Optimizer Plus or one of the Guaranteed Minimum Withdrawal Benefit for Life Riders.

Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

   (1) any Subaccount that would be affected by the transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

   (2) the transfer would adversely affect unit values.

The affected Portfolio(s) determine whether these items apply.

We will treat all owners equally with respect to transfer requests.

Telephone/Internet Transactions

All owners may make their first 12 transfers in any calendar year among the Subaccounts or between the Subaccounts and the Guarantee Account by calling or electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not limited to:

   (1) the first 12 transfers of assets among the Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in purchase payment allocations when such changes include a transfer of assets);

   (2) Dollar Cost Averaging; and

   (3) Portfolio Rebalancing.

We employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

   (1) requiring you or a third party to provide some form of personal identification before we act on the telephone/Internet instructions;

   (2) confirming the telephone/Internet transaction in writing to you or a third party you authorized; and/or

   (3) tape recording telephone instructions or retaining a record of your electronic request.

We reserve the right to limit or prohibit telephone and Internet transactions.

We will delay making a payment or processing a transfer request if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) on nationally recognized holidays, trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

Confirmation of Transactions

We will not be liable for following instructions that we reasonably determine to be genuine. We will send you a confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

Special Note on Reliability

Please note that the Internet or our telephone system may not always be available. Any computer or telephone system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Service Center.

Transfers by Third Parties

As a general rule and as a convenience to you, we allow you to give third parties the right to conduct transfers on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios, and the management of the Portfolios share this position.

We have procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

   (1) transfers made on behalf of many owners by one third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

   (2) when we have not received adequate authorization from the owner allowing a third party to make transfers on his or her behalf; and

   (3) when we believe, under all facts and circumstances received, that the owner or his or her authorized agent is not making the transfer.

We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

   (1) documentation signed by the owner or a court authorizing a third party to act on the owner's behalf;

   (2) passwords and encrypted information;

   (3) additional owner verification when appropriate; and

   (4) recorded conversations.

We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

Special Note on Frequent Transfers

The Separate Account does not accommodate frequent transfers of Contract Value among Subaccounts. When owners or someone on their behalf submit requests to transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest. Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as the beneficiaries) may be harmed.

The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter owners seeking to engage in abusing market timing strategies.

We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the contracts, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30-day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners; however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may assess redemption fees (which we reserve the right to collect) on shares held for a relatively short period of time. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers.

Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.


Under rules recently adopted by the SEC, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. Under these circumstances, we may be required to provide your tax identification number or social security number to the Fund and/or its manager. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established for that Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio.

Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as broker-dealers, retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us, and we will credit the amount to the owner as of the Valuation Day of our receipt of the amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.


We apply our policies and procedures without exception, waiver, or special arrangement.

Dollar Cost Averaging Program

The Dollar Cost Averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or the Guarantee Account to any combination of other available Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

You may participate in the Dollar Cost Averaging program:

   (1) by electing it on your application; or

   (2) by contacting an authorized sales representative; or

   (3) by calling us at (800) 313-5282.

To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary purchase payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

  . on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

  . when the assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new interest rate guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

We also reserve the right to credit a higher rate of interest on purchase payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or the Enhanced Dollar Cost Averaging program may not be available in all markets or through all broker-dealers who sell the contracts. If you terminate the Enhanced Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in Enhanced Dollar Cost Averaging as of that Valuation Day.

There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.


Dollar Cost Averaging is not available if you have elected the Payment Optimizer Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution and you are allocating assets in accordance with the prescribed Investment Strategy. If you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, you can, however, participate in the Defined Dollar Cost Averaging program, as described below.


Owners considering participating in a Dollar Cost Averaging program should call
(800) 313-5282 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

Defined Dollar Cost Averaging Program


The Defined Dollar Cost Averaging program permits you to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to an Asset Allocation Model or, if you have elected Lifetime Income Plus 2008, Lifetime Income Plus Solution or Payment Optimizer Plus, from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the other available Investment Strategy options. The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.


You may participate in the Defined Dollar Cost Averaging program only if you elect it when you apply for the contract. To use the program, you must transfer at least $100 from the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund. If elected at application, the Defined Dollar Cost Averaging program will begin 30 days after the Contract Date. You may accelerate the amount you transfer. You may also terminate the program at any time.

We will discontinue your participation in the Dollar Cost Averaging program at the first instance of one of the following events:

   (1) on the business day we receive your request to discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file);

   (2) when the assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund are depleted; or

   (3) at the end of the twelfth month following the Contract Date.

Upon termination of the program, any remaining assets in the Subaccount (or Designated Subaccount) investing in the GE Investments Funds, Inc. -- Money Market Fund will be transferred to the specified Asset Allocation Model or Investment Strategy option.

There is no additional charge to participate in the Defined Dollar Cost Averaging program. A transfer under this program is not a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year. Any withdrawals taken from your contract while the Defined Dollar Cost Averaging program is in effect will be applied on a pro rata basis from all investments, including the GE Investments Funds, Inc. -- Money Market Fund. If you request a withdrawal from a specific Portfolio, however, we will terminate your Defined Dollar Cost Averaging program and treat the transfer as a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers we may allow in a calendar year.

We reserve the right to discontinue the Defined Dollar Cost Averaging program or to modify the program at any time and for any reason.

Portfolio Rebalancing Program

Once your purchase payment has been allocated among the Subaccounts, the performance of each Subaccount may cause your allocation to shift. You may instruct us to automatically rebalance on a quarterly, semi-annual or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by submitting the completed Portfolio Rebalancing form to our Service Center. You may not participate in the Portfolio Rebalancing program if you have elected Payment Optimizer Plus, Lifetime Income Plus 2007 or Lifetime Income Plus 2008 and you are allocating assets in accordance with the prescribed Investment Strategy.

Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to our Service Center. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider Portfolio Rebalancing a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. We will discontinue your participation in Portfolio Rebalancing if:

  . you elected Payment Optimizer Plus or Lifetime Income Plus 2007 at the time of application; and

  . you reset your benefit by reallocating assets in accordance with a prescribed Investment Strategy following a period of allocating assets outside of the prescribed Investment Strategy.

We will discontinue your participation as of the Valuation Day the reset occurs. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

Guarantee Account Interest Sweep Program

You may instruct us to transfer interest earned on your assets in the Guarantee Account to the Subaccounts to which you are allocating purchase payments, in accordance with your allocation instructions in effect on the date of the transfer any time before the Annuity Commencement Date. You must specify the frequency of the transfers (either monthly, quarterly, semi-annually, or annually).

The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, the interest sweep transfer will be processed first.

We may limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision of this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

You may cancel your participation in the interest sweep program at any time by writing or calling our Service Center at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine.

There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. This program does not assure a profit or protect against a loss.

SURRENDERS AND PARTIAL WITHDRAWALS

Surrenders and Partial Withdrawals

We will allow you to surrender your contract or to partially withdraw a portion of your Contract Value at any time before the Annuity Commencement Date upon your written request, subject to the conditions discussed below.

We will not permit a partial withdrawal that is less than $100 or a partial withdrawal that would reduce your Contract Value to less than $2,000. If your partial withdrawal request would reduce your Contract Value to less than $2,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

The amount payable on full surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

   (1) your Contract Value (after deduction of any charges for the optional rider(s), if applicable) on the Valuation Day we receive a request for surrender; less

   (2) any applicable surrender charge; less

   (3) any applicable premium tax.

We may pay the Surrender Value in a lump sum or under one of the Optional Payment Plans specified in the contract, based on your instructions.


If you are taking a partial withdrawal, you may indicate, in writing, electronically, or by calling our Service Center, from which Subaccounts or interest rate guarantee periods we are to take your partial withdrawal. If you do not so specify, we will deduct the amount of the partial withdrawal first from the Subaccounts on a pro rata basis in proportion to your assets allocated to the Separate Account. If you elect Payment Optimizer Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution and take a partial withdrawal, we will rebalance Contract Value to the Subaccounts in accordance with the allocation of Contract Value in effect prior to the partial withdrawal, unless you instruct us otherwise. If, after a partial withdrawal and such instructions, your Contract Value is not allocated in accordance with the prescribed Investment Strategy, the benefit you receive under the rider may be reduced. Contract owners that own Lifetime Income Plus 2008 or Lifetime Income Plus Solution must always allocate assets in accordance with the Investment Strategy. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.


A Portfolio may impose a redemption charge. The charge is retained by or paid to the Portfolio. The charge is not retained by or paid to us. The redemption charge may affect the number and/or value of Accumulation Units withdrawn from the Subaccount that invests in that Portfolio and may affect Contract Value.

When taking a partial withdrawal, any applicable surrender charges and/or applicable premium tax will be taken from the amount withdrawn, unless otherwise requested.

We will delay making a payment if:

   (1) the disposal or valuation of the Separate Account's assets is not reasonably practicable because the New York Stock Exchange is closed;

   (2) trading is restricted by the New York Stock Exchange;

   (3) an emergency exists making the disposal or valuation of securities held in the Separate Account impracticable; or

   (4) the SEC by order permits postponement of payment to protect our owners.

Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.


Please remember that a partial withdrawal (including partial withdrawals taken pursuant to the terms of Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution) may reduce your death benefit by the proportion that the partial withdrawal (including any applicable surrender charges and premium tax) reduces your Contract Value. See "The Death Benefit" provision of this prospectus.


Partial withdrawals may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% IRS penalty tax. See the "Tax Matters" provision of this prospectus.

Restrictions on Distributions from Certain Contracts


Under Code Section 403(b) tax sheltered annuities, distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age
59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's Section 403(b) plan.

If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance. We will defer such payments you request until all information required under the tax law has been received. By requesting a surrender or transfer, you consent to the sharing of confidential information about you, the contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or recordkeeper, and other product providers.


Systematic Withdrawal Program

The Systematic Withdrawal program allows you to take Systematic Withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must submit a completed Systematic Withdrawal form to our Service Center. You can obtain the form from an authorized sales representative or from our Service Center.

Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision of this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from purchase payments made. You may provide specific instructions as to the Subaccounts and/or interest rate guarantee periods from which we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by canceling Accumulation Units on a pro rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Subaccounts are not sufficient to accomplish the withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments subject to the following:

   (1) you may request only one such change in a calendar quarter; and

   (2) if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $2,000. If a Systematic Withdrawal would cause the Contract Value to be less than $2,000, then we will not process that Systematic Withdrawal transaction. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Service Center or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision of this prospectus.

Each Systematic Withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial withdrawals at your specific request and withdrawals under a Systematic Withdrawal program will count toward the limit of the amount that you may withdraw free of any surrender charges in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision of this prospectus. In addition, if you elect Lifetime Income Plus 2008 or Lifetime Income Plus 2007, partial withdrawals and withdrawals under a Systematic Withdrawal program may also reduce the amount of the guaranteed minimum withdrawal benefit you are eligible to receive under the terms of the rider. See the "Guaranteed Minimum Withdrawal Benefit for Life Riders" provision below. Partial withdrawals under a Systematic Withdrawal program may also reduce your death benefit. See "The Death Benefit" provision of this prospectus. Your Systematic Withdrawal amount may be affected if you take an additional partial withdrawal.

There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Guaranteed Minimum Withdrawal Benefit for Life Riders


We currently offer Lifetime Income Plus Solution under this prospectus. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008. Lifetime Income Plus 2007 is no longer available for contracts issued on or after December 10, 2007. We have designed the Guaranteed Minimum Withdrawal Benefit for Life Riders to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Annuity Commencement Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make these guaranteed withdrawals for the life of your contract. These riders are discussed in separate sections below.

Lifetime Income Plus Solution

Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all purchase payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus Solution is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;

       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds --Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.

Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial purchase payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a purchase payment, withdrawal, or reset as described below.

Purchase Payments. Any purchase payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. You must allocate all purchase payments and Contract Value to the Investment Strategy at all times.

We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent purchase payments. Please see the "Important Note" provision below.

Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your purchase payments unless adjusted as described in this provision.

If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

   (a) is 200% of purchase payments made in the first contract year; and

   (b) is purchase payments received after the first contract year.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial purchase payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by
(c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial purchase payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Home Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make subsequent purchase payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount,

Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by (c), where:

   (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

   (b) is the Contract Value after the Gross Withdrawal; and

   (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount, the Principal Protection Death Benefit (if applicable), your Roll-Up Value, and your Maximum Anniversary Value (and, consequently, your Withdrawal Limit).

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior

Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

Death Provisions.

At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.

Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

For contracts issued with Lifetime Income Plus Solution on or after January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death Benefit
        Single or Joint Annuitant Contract    0.95% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.20% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.95% of benefit base plus
                                              0.50% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

For contracts issued with Lifetime Income Plus Solution before January 5, 2009, we currently assess the following charges for the rider, calculated and deducted as described above:



Lifetime Income Plus Solution without the Principal Protection Death
 Benefit
        Single or Joint Annuitant Contract    0.85% of benefit base
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 45-70
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.15% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit --
 Annuitant Age 71-85
        Single or Joint Annuitant Contract    0.85% of benefit base plus
                                              0.40% of value of Principal
                                              Protection Death Benefit
----------------------------------------------------------------------------



The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective

If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the fifth contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

You may assign the benefits provided under this rider. The Annuitants will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $97,022       $100,000    $100,000    $106,000      $106,000     $100,000
    56             97,022              0        94,045        100,000     100,000     112,360       112,360      100,000
    57             94,045              0        91,065        100,000     100,000     119,102       119,102      100,000
    58             91,065              0        88,079        100,000     100,000     126,248       126,248      100,000
    59             88,079              0        85,083        100,000     100,000     133,823       133,823      100,000
    60             85,083              0        82,072        100,000     100,000     141,852       141,852      100,000
    61             82,072              0        79,043        100,000     100,000     150,363       150,363      100,000
    62             79,043              0        75,992        100,000     100,000     159,385       159,385      100,000
    63             75,992              0        72,913        100,000     100,000     168,948       168,948      100,000
    64             72,913              0        69,802        100,000     100,000     179,085       179,085      100,000
    65             69,802         11,000        55,631        200,000     100,000     189,830       200,000       83,491
    66             55,631         11,000        41,632        200,000     100,000     189,830       200,000       66,042
    67             41,632         11,000        27,889        200,000     100,000     189,830       200,000       47,361
    68             27,889         11,000        14,421        200,000     100,000     189,830       200,000       26,867
    69             14,421         11,000         1,222        200,000     100,000     189,830       200,000        2,685
    70              1,222         11,000             0        200,000     100,000     189,830       200,000            0
    71                  0         11,000             0        200,000     100,000     189,830       200,000            0
    72                  0         11,000             0        200,000     100,000     189,830       200,000            0
    73                  0         11,000             0        200,000     100,000     189,830       200,000            0
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of -2% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $100,000        $     0       $96,823       $100,000    $100,000    $106,000      $106,000     $100,000
    56             96,823              0        93,652        100,000     100,000     112,360       112,360      100,000
    57             93,652              0        90,481        100,000     100,000     119,102       119,102      100,000
    58             90,481              0        87,308        100,000     100,000     126,248       126,248      100,000
    59             87,308              0        84,129        100,000     100,000     133,823       133,823      100,000
    60             84,129              0        80,939        100,000     100,000     141,852       141,852      100,000
    61             80,939              0        77,734        100,000     100,000     150,363       150,363      100,000
    62             77,734              0        74,511        100,000     100,000     159,385       159,385      100,000
    63             74,511              0        71,263        100,000     100,000     168,948       168,948      100,000
    64             71,263              0        67,987        100,000     100,000     179,085       179,085      100,000
    65             67,987         11,000        53,653        200,000     100,000     189,830       200,000       89,000
    66             53,653         11,000        39,518        200,000     100,000     189,830       200,000       78,000
    67             39,518         11,000        25,662        200,000     100,000     189,830       200,000       67,000
    68             25,662         11,000        12,105        200,000     100,000     189,830       200,000       56,000
    69             12,105         11,000             0        200,000     100,000     189,830       200,000       45,000
    70                  0         11,000             0        200,000     100,000     189,830       200,000       34,000
    71                  0         11,000             0        200,000     100,000     189,830       200,000       23,000
    72                  0         11,000             0        200,000     100,000     189,830       200,000       12,000
    73                  0         11,000             0        200,000     100,000     189,830       200,000        1,000
    74                  0         11,000             0        200,000     100,000     189,830       200,000            0
    75                  0         11,000             0        200,000     100,000     189,830       200,000            0
    76                  0         11,000             0        200,000     100,000     189,830       200,000            0
    77                  0         11,000             0        200,000     100,000     189,830       200,000            0
    78                  0         11,000             0        200,000     100,000     189,830       200,000            0
    79                  0         11,000             0        200,000     100,000     189,830       200,000            0
    80                  0         11,000             0        200,000     100,000     189,830       200,000            0
    81                  0         11,000             0        200,000     100,000     189,830       200,000            0
    82                  0         11,000             0        200,000     100,000     189,830       200,000            0
    83                  0         11,000             0        200,000     100,000     189,830       200,000            0
    84                  0         11,000             0        200,000     100,000     189,830       200,000            0
    85                  0         11,000             0        200,000     100,000     189,830       200,000            0
    86                  0         11,000             0        200,000     100,000     189,830       200,000            0
    87                  0         11,000             0        200,000     100,000     189,830       200,000            0
    88                  0         11,000             0        200,000     100,000     189,830       200,000            0
    89                  0         11,000             0        200,000     100,000     189,830       200,000            0
    90                  0         11,000             0        200,000     100,000     189,830       200,000            0
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of purchase payments made in the first contract year);

   (5) at age 70, the owner takes an excess withdrawal of $10,000;

   (6) the contract earns a net return of 8% before rider charges are deducted; and

   (7) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    52           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    53            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    54            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    55            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    56            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    57            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    58            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    59            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    60            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    61            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    62            196,456              0        210,180       100,000     196,456     208,243       208,243      210,180
    63            210,180              0        224,863       100,000     210,180     222,791       222,791      224,863
    64            224,863              0        240,572       100,000     224,863     238,355       238,355      240,572
    65            240,572         14,025        243,353       200,000     240,572     255,006       255,006      243,353
    66            243,353         14,025        246,302       200,000     243,353     255,006       255,006      246,302
    67            246,302         14,025        249,486       200,000     246,302     255,006       255,006      249,486
    68            249,486         14,025        252,926       200,000     249,486     255,006       255,006      252,926
    69            252,926         14,025        256,640       200,000     252,926     255,006       255,006      256,640
    70            256,640         24,115        250,546       200,000     256,640     255,006       256,640      250,546
    71            250,546         13,573        254,603       192,324     246,790     245,219       246,790      254,603
    72            254,603         14,003        260,968       192,324     254,603     245,219       254,603      260,968
    73            260,968         14,353        267,492       192,324     260,968     245,219       260,968      267,492
    74            267,492         14,712        274,180       192,324     267,492     245,219       267,492      274,180
    75            274,180         15,080        281,034       192,324     274,180     245,219       274,180      281,034
    76            281,034         15,457        288,060       192,324     281,034     245,219       281,034      288,060
    77            288,060         15,843        295,261       192,324     288,060     245,219       288,060      295,261
    78            295,261         16,239        302,643       192,324     295,261     245,219       295,261      302,643
    79            302,643         16,645        310,209       192,324     302,643     245,219       302,643      310,209
    80            310,209         17,061        317,964       192,324     310,209     245,219       310,209      317,964
    81            317,964         17,488        325,913       192,324     317,964     245,219       317,964      325,913
    82            325,913         17,925        334,061       192,324     325,913     245,219       325,913      334,061
    83            334,061         18,373        342,413       192,324     334,061     245,219       334,061      342,413
    84            342,413         18,833        350,973       192,324     342,413     245,219       342,413      350,973
    85            350,973         19,304        359,747       192,324     350,973     245,219       350,973      359,747
    86            359,747         19,786        368,741       192,324     359,747     245,219       359,747      368,741
    87            368,741         20,281        377,960       192,324     368,741     245,219       368,741      377,960
    88            377,960         20,788        387,409       192,324     377,960     245,219       377,960      387,409
    89            387,409         21,307        397,094       192,324     387,409     245,219       387,409      397,094
    90            397,094         21,840        407,021       192,324     397,094     245,219       397,094      407,021
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,986      $100,000    $100,000    $106,000      $106,000     $106,986
    73            106,986              0        114,460       100,000     106,986     113,405       113,405      114,460
    74            114,460              0        122,456       100,000     114,460     121,327       121,327      122,456
    75            122,456              0        131,011       100,000     122,456     129,803       129,803      131,011
    76            131,011              0        140,163       100,000     131,011     138,871       138,871      140,163
    77            140,163              0        149,954       100,000     140,163     148,573       148,573      149,954
    78            149,954              0        160,430       100,000     149,954     158,952       158,952      160,430
    79            160,430              0        171,638       100,000     160,430     170,056       170,056      171,638
    80            171,638              0        183,628       100,000     171,638     181,936       181,936      183,628
    81            183,628              0        196,456       100,000     183,628     194,646       194,646      196,456
    82            196,456         14,577        195,603       200,000     196,456     208,243       208,243      195,603
    83            195,603         14,577        194,638       200,000     196,456     208,243       208,243      194,638
    84            194,638         14,577        193,595       200,000     196,456     208,243       208,243      193,595
    85            193,595         14,577        192,469       200,000     196,456     208,243       208,243      192,469
    86            192,469         14,577        191,253       200,000     196,456     208,243       208,243      191,253
    87            191,253         14,577        189,939       200,000     196,456     208,243       208,243      189,939
    88            189,939         14,577        188,521       200,000     196,456     208,243       208,243      188,521
    89            188,521         14,577        186,988       200,000     196,456     208,243       208,243      186,988
    90            186,988         14,577        185,334       200,000     196,456     208,243       208,243      185,334
--------------------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of purchase payments made in the first contract year);

   (5) the contract earns a net return of 8% before rider charges are deducted; and

   (6) the owner dies upon reaching age 90.



                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $100,000        $     0       $106,471      $100,000    $100,000    $106,000      $106,000     $106,471
    73            106,471              0        113,394       100,000     106,471     112,859       112,859      113,394
    74            113,394              0        120,801       100,000     113,394     120,198       120,198      120,801
    75            120,801              0        128,726       100,000     120,801     128,049       128,049      128,726
    76            128,726              0        137,203       100,000     128,726     136,449       136,449      137,203
    77            137,203              0        146,274       100,000     137,203     145,436       145,436      146,274
    78            146,274              0        155,977       100,000     146,274     155,050       155,050      155,977
    79            155,977              0        166,359       100,000     155,977     165,336       165,336      166,359
    80            166,359              0        177,466       100,000     166,359     176,340       176,340      177,466
    81            177,466              0        189,349       100,000     177,466     188,114       188,114      189,349
    82            189,349         14,050        188,012       200,000     189,349     200,710       200,710      188,012
    83            188,012         14,050        186,598       200,000     189,349     200,710       200,710      186,598
    84            186,598         14,050        185,143       200,000     189,349     200,710       200,710      185,143
    85            185,143         14,050        183,644       200,000     189,349     200,710       200,710      183,644
    86            183,644         14,050        182,097       200,000     189,349     200,710       200,710      182,097
    87            182,097         14,050        180,499       200,000     189,349     200,710       200,710      180,499
    88            180,499         14,050        178,845       200,000     189,349     200,710       200,710      178,845
    89            178,845         14,050        177,132       200,000     189,349     200,710       200,710      177,132
    90            177,132         14,050        175,290       200,000     189,349     200,710       200,710      175,290
--------------------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2008


Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008.

Lifetime Income Plus 2008 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. First, you must allocate all Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

Lifetime Income Plus 2008 was available for purchase with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchased Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.


References to Lifetime Income Plus 2008 include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

Investment Strategy for Lifetime Income Plus 2008. In order to receive the full benefit provided by Lifetime Income Plus 2008, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the

Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent purchase payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

The current Investment Strategy for Lifetime Income Plus 2008 is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;



       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds -- Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

       OR

   (3) owners may allocate assets to the Build Your Own Asset Allocation Model.



Contract owners may elect to participate in the Defined Dollar Cost Averaging program, when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. On each Valuation Day, the benefit base is the greatest of the Contract Value on the prior contract anniversary, the Withdrawal Base, and the Roll-Up Value.

The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100. The Withdrawal Factor percentages will be provided in your contract.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision. It may also change as a result of a withdrawal or reset, as described below.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and (b), multiplied by (c), where:

   (a) is the Roll-Up Value on the prior day;

   (b) is any purchase payment(s) made on the prior Valuation Day; and

   (c) is the daily roll-up factor, as shown in your contract.

On each contract anniversary, if the Withdrawal Base is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Withdrawal Base. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. The Roll-Up Value will not increase after this date. When requesting an excess withdrawal, you will be asked if you understand the implications of the excess withdrawal and if you would like to proceed with the request.

Purchase Payments. Any purchase payment applied to your contract will be added to your Withdrawal Base and your Principal Protection Death Benefit (if applicable), and may be added to your Roll-Up Value as described in the "Roll-Up Value" provision above. You must allocate all assets to the prescribed Investment Strategy.


Important Note. We reserve the right to not adjust the Withdrawal Base, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent purchase payments received. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2008 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value.


Reset of the Benefit. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. On the Valuation Day you reset your benefit, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus with the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (c) income payments begin via annuitization; or

   (d) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2008 and while the rider is in effect.

Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Principal Protection Death Benefit (if applicable) and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Principal Protection Death Benefit (if applicable) equals the lesser of
(a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus 2008, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Withdrawal Base (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2008. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

     (a) the Contract Value;

     (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

     (c) the Principal Protection Death Benefit (if applicable).

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Principal Protection Death Benefit. You may purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus 2008. It cannot be elected separately from Lifetime Income Plus 2008.

The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial purchase payment. Purchase payments in a Benefit Year increase the Principal Protection Death Benefit.

Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Principal Protection Death Benefit minus the Gross
       Withdrawal.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base contract;

   (b) is the Principal Protection Death Benefit (if applicable); and

   (c) is any amount payable by any other optional death benefit rider (if applicable).

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Service Center due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Service Center, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.


Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.


Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

If you purchase Lifetime Income Plus 2008 with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional purchase payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

We also apply different charges for the rider for a contract that is a single Annuitant contract and a contract that is a Joint Annuitant contract. Once a contract is a Joint Annuitant contract and the Joint Annuitant rider charge is applied, the Joint Annuitant rider charge will continue while the rider is in effect. If a spouse is added as Joint Annuitant after the contract is issued, new charges may apply. These new charges may be higher than the charges previously applicable to your contract.

If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus 2008 without the Principal Protection Death Benefit
       Single Annuitant Contract   0.75% of benefit base
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 45-70
       Single Annuitant Contract   0.75% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.15% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

Lifetime Income Plus 2008 with the Principal Protection Death Benefit --
 Annuitant Age 71-85
       Single Annuitant Contract   0.75% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
       -----------------------------------------------------------------
       Joint Annuitant Contract    0.85% of benefit base plus 0.40% of
                                   value of Principal Protection Death
                                   Benefit
------------------------------------------------------------------------

The charges for Lifetime Income Plus 2008 without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus 2008 with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

When the Rider is Effective


If available, Lifetime Income Plus 2008 and the Principal Protection Death Benefit must be elected at application. Lifetime Income Plus 2008 is not available for contracts issued on or after November 24, 2008. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Annuity Commencement Date.


At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2008. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

Change of Ownership

You may assign the benefits provided under this rider. The Annuitants will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2008 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    53           $100,000        $    --       $97,205       $100,000    $106,000      $106,000     $100,000
    54             97,205             --        94,418        100,000     112,360       112,360      100,000
    55             94,418             --        91,637        100,000     119,102       119,102      100,000
    56             91,637             --        88,857        100,000     126,248       126,248      100,000
    57             88,857             --        86,076        100,000     133,823       133,823      100,000
    58             86,076             --        83,291        100,000     141,852       141,852      100,000
    59             83,291             --        80,497        100,000     150,363       150,363      100,000
    60             80,497             --        77,692        100,000     159,385       159,385      100,000
    61             77,692             --        74,871        100,000     168,948       168,948      100,000
    62             74,871             --        72,030        100,000     179,085       179,085      100,000
    63             72,030             --        69,166        100,000     189,830       189,830      100,000
    64             69,166             --        66,274        100,000     201,220       201,220      100,000
    65             66,274         11,731        51,617        100,000     213,293       213,293       81,482
    66             51,617         11,731        37,229        100,000     213,293       213,293       61,958
    67             37,229         11,731        23,129        100,000     213,293       213,293       41,108
    68             23,129         11,731         9,310        100,000     213,293       213,293       18,189
    69              9,310         11,731            --        100,000     213,293       213,293           --
    70                 --         11,731            --        100,000     213,293       213,293           --
    71                 --         11,731            --        100,000     213,293       213,293           --
    72                 --         11,731            --        100,000     213,293       213,293           --
    73                 --         11,731            --        100,000     213,293       213,293           --
    74                 --         11,731            --        100,000     213,293       213,293           --
    75                 --         11,731            --        100,000     213,293       213,293           --
    76                 --         11,731            --        100,000     213,293       213,293           --
    77                 --         11,731            --        100,000     213,293       213,293           --
    78                 --         11,731            --        100,000     213,293       213,293           --
    79                 --         11,731            --        100,000     213,293       213,293           --
    80                 --         11,731            --        100,000     213,293       213,293           --
    81                 --         11,731            --        100,000     213,293       213,293           --
    82                 --         11,731            --        100,000     213,293       213,293           --
    83                 --         11,731            --        100,000     213,293       213,293           --
    84                 --         11,731            --        100,000     213,293       213,293           --
    85                 --         11,731            --        100,000     213,293       213,293           --
    86                 --         11,731            --        100,000     213,293       213,293           --
    87                 --         11,731            --        100,000     213,293       213,293           --
    88                 --         11,731            --        100,000     213,293       213,293           --
    89                 --         11,731            --        100,000     213,293       213,293           --
    90                 --         11,731            --        100,000     213,293       213,293           --
--------------------------------------------------------------------------------------------------------------

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 52 at issue, waits 13 years to take a withdrawal, and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases until age 65;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    53           $100,000        $    --       $97,055       $100,000    $106,000      $106,000     $100,000
    54             97,055             --        94,121        100,000     112,360       112,360      100,000
    55             94,121             --        91,196        100,000     119,102       119,102      100,000
    56             91,196             --        88,275        100,000     126,248       126,248      100,000
    57             88,275             --        85,356        100,000     133,823       133,823      100,000
    58             85,356             --        82,435        100,000     141,852       141,852      100,000
    59             82,435             --        79,508        100,000     150,363       150,363      100,000
    60             79,508             --        76,573        100,000     159,385       159,385      100,000
    61             76,573             --        73,624        100,000     168,948       168,948      100,000
    62             73,624             --        70,658        100,000     179,085       179,085      100,000
    63             70,658             --        67,672        100,000     189,830       189,830      100,000
    64             67,672             --        64,659        100,000     201,220       201,220      100,000
    65             64,659         11,731        49,903        100,000     213,293       213,293       88,269
    66             49,903         11,731        35,434        100,000     213,293       213,293       76,538
    67             35,434         11,731        21,272        100,000     213,293       213,293       64,807
    68             21,272         11,731         7,411        100,000     213,293       213,293       53,076
    69              7,411         11,731            --        100,000     213,293       213,293       41,344
    70                 --         11,731            --        100,000     213,293       213,293       29,613
    71                 --         11,731            --        100,000     213,293       213,293       17,882
    72                 --         11,731            --        100,000     213,293       213,293        6,151
    73                 --         11,731            --        100,000     213,293       213,293           --
    74                 --         11,731            --        100,000     213,293       213,293           --
    75                 --         11,731            --        100,000     213,293       213,293           --
    76                 --         11,731            --        100,000     213,293       213,293           --
    77                 --         11,731            --        100,000     213,293       213,293           --
    78                 --         11,731            --        100,000     213,293       213,293           --
    79                 --         11,731            --        100,000     213,293       213,293           --
    80                 --         11,731            --        100,000     213,293       213,293           --
    81                 --         11,731            --        100,000     213,293       213,293           --
    82                 --         11,731            --        100,000     213,293       213,293           --
    83                 --         11,731            --        100,000     213,293       213,293           --
    84                 --         11,731            --        100,000     213,293       213,293           --
    85                 --         11,731            --        100,000     213,293       213,293           --
    86                 --         11,731            --        100,000     213,293       213,293           --
    87                 --         11,731            --        100,000     213,293       213,293           --
    88                 --         11,731            --        100,000     213,293       213,293           --
    89                 --         11,731            --        100,000     213,293       213,293           --
    90                 --         11,731            --        100,000     213,293       213,293           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    73           $100,000        $    --       $97,205       $100,000    $106,000      $106,000     $100,000
    74             97,205             --        94,418        100,000     112,360       112,360      100,000
    75             94,418             --        91,637        100,000     119,102       119,102      100,000
    76             91,637             --        88,857        100,000     126,248       126,248      100,000
    77             88,857             --        86,076        100,000     133,823       133,823      100,000
    78             86,076             --        83,291        100,000     141,852       141,852      100,000
    79             83,291             --        80,497        100,000     150,363       150,363      100,000
    80             80,497             --        77,692        100,000     159,385       159,385      100,000
    81             77,692             --        74,871        100,000     168,948       168,948      100,000
    82             74,871         12,536        59,494        100,000     179,085       179,085       82,596
    83             59,494         12,536        44,426        100,000     179,085       179,085       64,419
    84             44,426         12,536        29,633        100,000     179,085       179,085       45,268
    85             29,633         12,536        15,136        100,000     179,085       179,085       24,761
    86             15,136         12,536           929        100,000     179,085       179,085        1,709
    87                929         12,536            --        100,000     179,085       179,085           --
    88                 --         12,536            --        100,000     179,085       179,085           --
    89                 --         12,536            --        100,000     179,085       179,085           --
    90                 --         12,536            --        100,000     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 72 at issue, waits 10 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (4) the Roll-Up Value increases for 10 years;

   (5) the contract earns a net return of -2%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) The Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    73           $100,000        $    --       $96,805       $100,000    $106,000      $106,000     $100,000
    74             96,805             --        93,626        100,000     112,360       112,360      100,000
    75             93,626             --        90,460        100,000     119,102       119,102      100,000
    76             90,460             --        87,304        100,000     126,248       126,248      100,000
    77             87,304             --        84,155        100,000     133,823       133,823      100,000
    78             84,155             --        81,008        100,000     141,852       141,852      100,000
    79             81,008             --        77,860        100,000     150,363       150,363      100,000
    80             77,860             --        74,707        100,000     159,385       159,385      100,000
    81             74,707             --        71,546        100,000     168,948       168,948      100,000
    82             71,546         12,536        55,886        100,000     179,085       179,085       87,464
    83             55,886         12,536        40,590        100,000     179,085       179,085       74,928
    84             40,590         12,536        25,624        100,000     179,085       179,085       62,392
    85             25,624         12,536        11,008        100,000     179,085       179,085       49,856
    86             11,008         12,536            --        100,000     179,085       179,085       37,320
    87                 --         12,536            --        100,000     179,085       179,085       24,784
    88                 --         12,536            --        100,000     179,085       179,085       12,248
    89                 --         12,536            --        100,000     179,085       179,085           --
    90                 --         12,536            --        100,000     179,085       179,085           --
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 without the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    66           $100,000        $5,830        $101,375      $100,000    $106,000      $106,000     $101,375
    67            101,375         5,830         102,860       101,375     106,000       106,000      102,860
    68            102,860         5,830         104,464       102,860     106,000       106,000      104,464
    69            104,464         5,830         106,196       104,464     106,000       106,000      106,196
    70            106,196         5,841         108,054       106,196     106,000       106,196      108,054
    71            108,054         5,943         109,945       108,054     106,000       108,054      109,945
    72            109,945         6,047         111,869       109,945     106,000       109,945      111,869
    73            111,869         6,153         113,827       111,869     106,000       111,869      113,827
    74            113,827         6,260         115,819       113,827     106,000       113,827      115,819
    75            115,819         6,370         117,846       115,819     106,000       115,819      117,846
    76            117,846         6,482         119,908       117,846     106,000       117,846      119,908
    77            119,908         6,595         122,007       119,908     106,000       119,908      122,007
    78            122,007         6,710         124,142       122,007     106,000       122,007      124,142
    79            124,142         6,828         126,314       124,142     106,000       124,142      126,314
    80            126,314         6,947         128,525       126,314     106,000       126,314      128,525
    81            128,525         7,069         130,774       128,525     106,000       128,525      130,774
    82            130,774         7,193         133,062       130,774     106,000       130,774      133,062
    83            133,062         7,318         135,391       133,062     106,000       133,062      135,391
    84            135,391         7,447         137,760       135,391     106,000       135,391      137,760
    85            137,760         7,577         140,171       137,760     106,000       137,760      140,171
    86            140,171         7,709         142,624       140,171     106,000       140,171      142,624
    87            142,624         7,844         145,120       142,624     106,000       142,624      145,120
    88            145,120         7,982         147,660       145,120     106,000       145,120      147,660
    89            147,660         8,121         150,244       147,660     106,000       147,660      150,244
    90            150,244         8,263         152,873       150,244     106,000       150,244      152,873
--------------------------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000 and elects Lifetime Income Plus 2008 with the Principal Protection Death Benefit;

   (2) the owner makes no additional purchase payments;

   (3) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (4) the Roll-Up Value increases for 1 year;

   (5) the contract earns a net return of 8%, before rider charges are deducted;

   (6) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the benefit base) for the rest of the owner's life;

   (7) the Withdrawal Base is reset annually on the contract anniversary; and

   (8) the owner dies upon reaching age 90.

                                           Contract Value -
                               Withdrawals  End of Year -   Withdrawal    Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider      Base -      Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------
    66           $100,000        $5,830        $101,223      $100,000    $106,000      $106,000     $101,223
    67            101,223         5,830         102,541       101,223     106,000       106,000      102,541
    68            102,541         5,830         103,963       102,541     106,000       106,000      103,963
    69            103,963         5,830         105,496       103,963     106,000       106,000      105,496
    70            105,496         5,830         107,148       105,496     106,000       106,000      107,148
    71            107,148         5,893         108,859       107,148     106,000       107,148      108,859
    72            108,859         5,987         110,596       108,859     106,000       108,859      110,596
    73            110,596         6,083         112,361       110,596     106,000       110,596      112,361
    74            112,361         6,180         114,153       112,361     106,000       112,361      114,153
    75            114,153         6,278         115,974       114,153     106,000       114,153      115,974
    76            115,974         6,379         117,824       115,974     106,000       115,974      117,824
    77            117,824         6,480         119,703       117,824     106,000       117,824      119,703
    78            119,703         6,584         121,611       119,703     106,000       119,703      121,611
    79            121,611         6,689         123,550       121,611     106,000       121,611      123,550
    80            123,550         6,795         125,519       123,550     106,000       123,550      125,519
    81            125,519         6,904         127,520       125,519     106,000       125,519      127,520
    82            127,520         7,014         129,552       127,520     106,000       127,520      129,552
    83            129,552         7,125         131,616       129,552     106,000       129,552      131,616
    84            131,616         7,239         133,712       131,616     106,000       131,616      133,712
    85            133,712         7,354         135,842       133,712     106,000       133,712      135,842
    86            135,842         7,471         138,005       135,842     106,000       135,842      138,005
    87            138,005         7,590         140,203       138,005     106,000       138,005      140,203
    88            140,203         7,711         142,435       140,203     106,000       140,203      142,435
    89            142,435         7,834         144,702       142,435     106,000       142,435      144,702
    90            144,702         7,959         147,005       144,702     106,000       144,702      147,005
--------------------------------------------------------------------------------------------------------------

Lifetime Income Plus 2007

Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007.


Lifetime Income Plus 2007 provides guaranteed withdrawals for the life of the Annuitant(s), with upside potential, provided you meet certain conditions. If you:


  .  allocate all Contract Value to the prescribed Investment Strategy; and

  . limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit;

then you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

For important information about the Investment Strategy, please see the "Investment Strategy for Lifetime Income Plus 2007" provision below.

Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is (a) multiplied by (b) where:

   (a) is the greatest of:

      (1) the Contract Value on the prior Contract Anniversary;

      (2) the Withdrawal Base; and

      (3) the Roll-Up Value; and

   (b) is the Withdrawal Factor.

The Withdrawal Base and the Roll-Up Value are amounts used to calculate and establish the Withdrawal Limit. The Withdrawal Factor is established based on the age of the younger Annuitant on the earlier of the Valuation Day of the first Gross Withdrawal and the Valuation Day when the Contract Value is reduced to $100.

Withdrawal Base. Your initial Withdrawal Base is equal to your initial purchase payment received and is adjusted when any subsequent purchase payment is received, as described in the "Purchase Payments" provision.

Roll-Up Value. Your initial Roll-Up Value is equal to your initial purchase payment received. On each Valuation Day your Roll-Up Value will be adjusted. The new Roll-Up Value will equal (a) plus (b) plus (c), where:

   (a) is the Roll-Up Value on the prior Valuation Day;

   (b) is any purchase payment made on the current Valuation Day;

   (c) is the daily roll-up rate, as shown in your contract, multiplied by the cumulative purchase payments.

The Roll-Up Value will continue to increase until the earlier of (i) the "last roll-up date" or (ii) the date of the first withdrawal. The "last roll-up date" is the later of the fifth contract anniversary or the first contract anniversary on or after the day the older annuitant turns 70 years old. On the last roll-up date or the date of the first withdrawal, whichever comes first, the Roll-Up Value will equal the Roll-Up Value on the prior Valuation Day. After this date, additional purchase payments will not increase the Roll-Up Value.

On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced to zero. After this date, additional purchase payments will not increase the Roll-Up Value.

Purchase Payments. Any purchase payment applied to your contract will adjust your Withdrawal Base and your Rider Death Benefit, and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision above. In order to obtain the full benefit provided by this rider, you must allocate all assets to the prescribed Investment Strategy from the Benefit Date. Except as noted below, if you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Withdrawal Base and the Rider Death Benefit and may be added to the Roll-Up Value. If you have not allocated all assets to the Investment Strategy, the purchase payment will be added to the Withdrawal Base and, if applicable, the Roll-Up Value, but the Rider Death Benefit will be increased only by 50% of the purchase payment.

Important Note. We reserve the right to not adjust the Withdrawal Base, Rider Death Benefit, and/or Roll-Up Value for any subsequent purchase payments received.

As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Lifetime Income Plus 2007 that would be associated with such additional purchase payments. Before making purchase payments that do not increase the Withdrawal Base, Rider Death Benefit or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Withdrawal Base, Rider Death Benefit and Roll-Up Value will not include such purchase payments; and (ii) this rider may not make sense for you if you intend to make purchase payments that will not increase the Withdrawal Base, Rider Death Benefit and Roll-Up Value.


Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit. Beginning on the first Valuation Day after you choose not to follow the

Investment Strategy, your Withdrawal Factor and Rider Death Benefit will be reduced by 50%.

You may elect to resume participation in the Investment Strategy, as described in the "Restoration or Reset of the Benefit" provision below, provided we receive notice of your election in a form acceptable to us.

We will not reduce your Withdrawal Factor or Rider Death Benefit if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Restoration or Reset of the Benefit

Restoration. If your Withdrawal Factor and Rider Death Benefit have been reduced because you have not allocated all assets to the prescribed Investment Strategy, you will have a one-time opportunity to restore your Withdrawal Factor and Rider Death Benefit on a contract anniversary. If such contract anniversary is not a Valuation Day, the restoration will occur on the next Valuation Day. The restore feature under this rider may be used only once and is not available on or after the latest permitted Annuity Commencement Date.

On the Valuation Day we restore your benefit, we will:

   (a) restore the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of the first withdrawal;

   (b) calculate your Rider Death Benefit to equal the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) calculate your Withdrawal Base to equal the lesser of (i) the Withdrawal Base as of the date of the restore, determined as if you have not allocated outside of the prescribed Investment Strategy and (ii) the current Contract Value;

   (d) allocate your assets to the Investment Strategy in effect as of the last Benefit Date prior to the reduction in benefits, in accordance to your instructions; and

   (e) assess a rider charge equal to the charge that was in effect as of your last Benefit Date prior to the reduction in benefits.

If you want to restore your benefit, we must receive notice of your election at our Home Office in a form acceptable to us at least 15 days prior to your next contract anniversary.

Reset. You may reset your Withdrawal Base on an annual anniversary of the Contract Date when your Contract Value is higher than the Withdrawal Base. If such contract anniversary is not a Valuation Day, the reset will occur on the next Valuation Day. The reset date must be at least 12 months after the later of the Contract Date and the last reset date. Resets will occur automatically unless such automatic resets are or have been terminated.

On the Valuation Day we reset your benefit, we will:

   (a) reset the Withdrawal Factor to 100% of the Withdrawal Factor established as of the date of first withdrawal;

   (b) reset the Rider Death Benefit to the lesser of (i) the total purchase payments less Gross Withdrawals and (ii) current Contract Value;

   (c) reset the Withdrawal Base to your Contract Value;

   (d) reset the Investment Strategy to the current Investment Strategy; and

   (e) reset the charge for this rider (the new charge, which may be higher than your previous charge, will never exceed 2.00%).

Any change to the charge or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. The reset provision is not available on or after the latest permitted Annuity Commencement Date.

Automatic resets will continue until and unless:

   (a) the owner (or owners) submits a written request to our Service Center to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

   (b) the Investment Strategy is violated;

   (c) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Service Center;

   (d) income payments begin via annuitization; or

   (e) ownership of the contract changes.

If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to our Home Office to do so; provided you are following the Investment Strategy and income payments have not begun.

Please note that an automatic reset will occur on a contract anniversary if contract value is even nominally higher than the Withdrawal Base (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus 2007 and while the rider is in effect.

Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Withdrawal Base, Rider Death Benefit and Roll-Up Value are reduced. The new Withdrawal Base equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Withdrawal Base minus the Gross Withdrawal.

The new Rider Death Benefit equals the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

The new Roll-Up Value will be zero. Additional purchase payments will not increase the Roll-Up Value.

If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on such total Gross Withdrawals.

If all Contract Value is allocated to the Investment Strategy, the Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value.

You should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus 2007. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

  . If the Withdrawal Limit is less than $100, we will pay you the greatest of the Rider Death Benefit, the Contract Value and the present value of the Withdrawal Limit in a lump sum, calculated using the Annuity 2000 Mortality Table and an interest rate of 3%.

  . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Rider Death Benefit will continue under this provision. The Rider Death Benefit will be reduced by each payment. The Rider Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

Death Provisions. At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

   (a) is the death benefit as calculated under the base Contract;

   (b) is the Rider Death Benefit; and

   (c) is any amount payable by any other optional death benefit rider.

The death benefit payable will be paid according to the distribution rules under the contract.

If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Withdrawal Base and Roll-Up Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Service Center due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Withdrawal Base and Roll-Up Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Service Center, the Withdrawal Factor for the surviving spouse will be established based on the attained age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased Owner.

If the surviving spouse cannot continue the rider, the rider and the rider charge will terminate on the next contract anniversary.

Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy, if applicable, and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

Rider Death Benefit. This rider provides for a death benefit (the "Rider Death Benefit") that, on the Contract Date, is equal to the initial purchase payment. The Rider Death Benefit is used to determine the death benefit, if any, payable upon the death of the last surviving Annuitant as described in the "Death Provisions" section above.

Purchase payments applied to your contract in a Benefit Year increase the Rider Death Benefit. If you have allocated all assets to the Investment Strategy from the Benefit Date, any subsequent purchase payment will be added to the Rider Death Benefit. Otherwise, the Rider Death Benefit will be increased only by 50% of the purchase payment.

Gross Withdrawals in a Benefit Year decrease the Rider Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is less than or equal to the Withdrawal Limit, the Rider Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals in a Benefit Year is in excess of the Withdrawal Limit, your Rider Death Benefit will equal the lesser of (a) and (b), where:

   (a) is the Contract Value on the Valuation Day after the Gross Withdrawal;
       and

   (b) is the prior Rider Death Benefit minus the Gross Withdrawal.

If you choose not to follow the Investment Strategy, your Rider Death Benefit will be reduced as described in the "Impact of Violating the Investment Strategy on the Withdrawal Factor and Rider Death Benefit" provision above.

Investment Strategy for Lifetime Income Plus 2007

In order to receive the full benefit provided by Lifetime Income Plus 2007, you must invest all purchase payments and allocations in accordance with a prescribed Investment Strategy. If you do not allocate all assets in accordance with a prescribed Investment Strategy, your benefit under the rider will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The current Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. For more information about Asset Allocation Model C and the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, please see the "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. We will provide you with notice of the modified Investment Strategy as soon as practicable after we are notified or discover that a Portfolio becomes unavailable under the contract. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy and the guaranteed amount available for withdrawal will be reduced by 50%, resulting in a reduction in your benefit. You may reset your benefit on the next available reset date as described in the "Restoration or Reset of the Benefit" provision above.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;



       GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio -- Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds --Oppenheimer Balanced Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.


Considerations. While the rider is designed to provide life-time withdrawal benefits, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract.


When the Rider is Effective

Lifetime Income Plus 2007 must be elected at application. Lifetime Income Plus 2007 is not available for contracts issued on or after December 10, 2007. The rider will remain in effect while the contract is in force and before the Annuity Commencement Date. The rider may not be terminated prior to the Annuity Commencement Date. On the Annuity Commencement Date, the rider, and the benefits you are eligible to receive thereunder, will terminate.

At any time before the Annuity Commencement Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus 2007. This may provide a higher income amount and/or more favorable tax treatment than the payments made under this rider.

Change of Ownership

We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

General Provisions

For purposes of this rider:

  . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

  . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

  .  A joint owner must be the owner's spouse.

  . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

Examples

The following examples show how Lifetime Income Plus 2007 works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract.

This example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 62 at issue, waits 8 years to take a withdrawal, and has a Withdrawal Factor of 6%;

   (5) the Roll-Up Value increases until age 70;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                               Withdrawals                  Withdrawal    Roll-Up   Rider Death
  Age -      Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year  Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
-----------------------------------------------------------------------------------------------
    63           $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    64             98,000            --         96,040        100,000     110,000     100,000
    65             96,040            --         94,119        100,000     115,000     100,000
    66             94,119            --         92,237        100,000     120,000     100,000
    67             92,237            --         90,392        100,000     125,000     100,000
    68             90,392            --         88,584        100,000     130,000     100,000
    69             88,584            --         86,813        100,000     135,000     100,000
    70             86,813         8,400         76,676        100,000     140,000      91,600
    71             76,676         8,400         66,743        100,000     140,000      83,200
    72             66,743         8,400         57,008        100,000     140,000      74,800
    73             57,008         8,400         47,468        100,000     140,000      66,400
    74             47,468         8,400         38,093        100,000     140,000      58,000
    75             38,093         8,400         28,907        100,000     140,000      49,600
    76             28,907         8,400         19,903        100,000     140,000      41,200
    77             19,903         8,400         11,080        100,000     140,000      32,800
    78             11,080         8,400          2,434        100,000     140,000      24,400
    79              2,434         8,400             --        100,000     140,000      16,000
    80                 --         8,400             --        100,000     140,000       7,600
    81                 --         8,400             --        100,000     140,000          --
    82                 --         8,400             --        100,000     140,000          --
    83                 --         8,400             --        100,000     140,000          --
    84                 --         8,400             --        100,000     140,000          --
    85                 --         8,400             --        100,000     140,000          --
    86                 --         8,400             --        100,000     140,000          --
    87                 --         8,400             --        100,000     140,000          --
    88                 --         8,400             --        100,000     140,000          --
    89                 --         8,400             --        100,000     140,000          --
    90                 --         8,400             --        100,000     140,000          --
-----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 77 at issue, waits 5 years to take a withdrawal, and has a Withdrawal Factor of 7%;

   (5) the Roll-Up Value increases for 5 years;

   (6) the contract earns a net return of -2%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life; and

   (8) the owner dies upon reaching age 90.

                               Withdrawals                  Withdrawal    Roll-Up   Rider Death
  Age -      Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year  Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
-----------------------------------------------------------------------------------------------
    78           $100,000        $   --        $98,000       $100,000    $105,000    $100,000
    79             98,000            --         96,040        100,000     110,000     100,000
    80             96,040            --         94,119        100,000     115,000     100,000
    81             94,119            --         92,237        100,000     120,000     100,000
    82             92,237         8,750         81,642        100,000     125,000      91,250
    83             81,642         8,750         71,259        100,000     125,000      82,500
    84             71,259         8,750         61,084        100,000     125,000      73,750
    85             61,084         8,750         51,112        100,000     125,000      65,000
    86             51,112         8,750         41,340        100,000     125,000      56,250
    87             41,340         8,750         31,738        100,000     125,000      47,500
    88             31,738         8,750         22,329        100,000     125,000      38,750
    89             22,329         8,750         13,107        100,000     125,000      30,000
    90             13,107         8,750          4,070        100,000     125,000      21,250
-----------------------------------------------------------------------------------------------

This next example assumes:

   (1) the owner, who is also the Annuitant, purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) all Contract Value is allocated in accordance with the prescribed Investment Strategy at all times;

   (4) the owner is age 65 at issue and has a Withdrawal Factor of 5.5%;

   (5) the Roll-Up Value increases for 1 year;

   (6) the contract earns a net return of 8%;

   (7) the owner takes partial withdrawals equal to the Withdrawal Limit (which is the Withdrawal Factor multiplied by the greater of the Contract Value as of the prior contract anniversary, the Withdrawal Base and the Rollup Value) for the rest of the owner's life;

   (8) the Withdrawal Base is systematically reset annually on the contract anniversary; and

   (9) the owner dies upon reaching age 90.

                               Withdrawals                  Withdrawal    Roll-Up   Rider Death
  Age -      Contract Value -    Taken -   Contract Value -   Base -      Value -    Benefit -
End of Year  Beginning of Year End of Year   End of Year    End of Year End of Year End of Year
-----------------------------------------------------------------------------------------------
    66           $100,000        $5,775        $102,225      $100,000    $105,000    $102,225
    67            102,225         5,775         104,628       102,225     105,000     104,628
    68            104,628         5,775         107,223       104,628     105,000     107,223
    69            107,223         5,897         109,904       107,223     105,000     109,904
    70            109,904         6,045         112,651       109,904     105,000     112,651
    71            112,651         6,196         115,468       112,651     105,000     115,468
    72            115,468         6,351         118,354       115,468     105,000     118,354
    73            118,354         6,509         121,313       118,354     105,000     121,313
    74            121,313         6,672         124,346       121,313     105,000     124,346
    75            124,346         6,839         127,455       124,346     105,000     127,455
    76            127,455         7,010         130,641       127,455     105,000     130,641
    77            130,641         7,185         133,907       130,641     105,000     133,907
    78            133,907         7,365         137,255       133,907     105,000     137,255
    79            137,255         7,549         140,686       137,255     105,000     140,686
    80            140,686         7,738         144,203       140,686     105,000     144,203
    81            144,203         7,931         147,808       144,203     105,000     147,808
    82            147,808         8,129         151,504       147,808     105,000     151,504
    83            151,504         8,333         155,291       151,504     105,000     155,291
    84            155,291         8,541         159,174       155,291     105,000     159,174
    85            159,174         8,755         163,153       159,174     105,000     163,153
    86            163,153         8,973         167,232       163,153     105,000     167,232
    87            167,232         9,198         171,412       167,232     105,000     171,412
    88            171,412         9,428         175,698       171,412     105,000     175,698
    89            175,698         9,663         180,090       175,698     105,000     180,090
    90            180,090         9,905         184,592       180,090     105,000     184,592
-----------------------------------------------------------------------------------------------

THE DEATH BENEFIT

Distribution Provisions Upon Death of Owner or Joint Owner


In certain circumstances, federal tax law requires that distributions be made under this contract upon an individual's death. Except as described below in the "Distribution Rules" provision, a distribution is required upon the death of:


   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant, if any owner or joint owner is a non-natural entity.

The amount of proceeds payable upon the death of an owner or joint owner (or the Annuitant or Joint Annuitant if an owner or joint owner is a non-natural entity) and the methods available for distributing such proceeds are also described in the provision below.

If any owner or joint owner who is not also an Annuitant or Joint Annuitant dies prior to the Annuity Commencement Date, the amount of proceeds payable will be the Contract Value as of the first Valuation Day we have receipt of the request for surrender or choice of applicable payment option, due proof of death and any required forms at our Service Center.

Death Benefit at Death of Any Annuitant Before Annuity Commencement Date

If any Annuitant dies before the Annuity Commencement Date, regardless of whether the Annuitant is also an owner or joint owner, the amount of proceeds payable is the death benefit. Upon receipt at our Service Center of due proof of an Annuitant's death and all required forms (generally, due proof of death is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in the prospectus.

The death benefit choices we offer are:

   (1) the Basic Death Benefit; and

   (2) the Annual Step-Up Death Benefit Rider.

We automatically provide the Basic Death Benefit to you. The Annual Step-Up Death Benefit Rider is available to you for an additional charge and must be elected at the time of application.

The death benefit varies based on:

   (1) the Annuitant's age on the date the contract is issued;

   (2) the Annuitant's age on the date of his or her death;

   (3) the number of contract years that elapse from the date the contract is issued until the date of the Annuitant's death; and

   (4) whether any premium taxes are due at the time the death benefit is paid.

Basic Death Benefit

The Basic Death Benefit available for all contracts issued is equal to the greater of:

   (a) purchase payments adjusted for any partial withdrawals (including any applicable surrender charges and premium taxes assessed) calculated as of the Valuation Day we receive due proof of death; and

   (b) the Contract Value on the Valuation Day we receive due proof of death and all required forms.

Partial withdrawals (including any withdrawals taken pursuant to the terms of Lifetime Income Plus 2007 or Lifetime Income Plus 2008) reduce the death benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any premium taxes assessed) reduces the Contract Value.

Please see Appendix A for an example of the Basic Death Benefit calculation.

Annual Step-Up Death Benefit Rider

The Annual Step-Up Death Benefit Rider adds an extra feature to the Basic Death Benefit. Under the Annual Step-Up Death Benefit Rider, the amount of death benefit proceeds we will pay upon receipt of due proof of death of any Annuitant and all required forms at our Service Center will be the greater of:

  .  the Basic Death Benefit; and

  .  the Annual Step-Up Death Benefit Rider described below.

The following is the Annual Step-Up Death Benefit if all Annuitant(s) are age 80 or younger on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the later of the fifth contract anniversary and the contract anniversary next following or coincident with the 80th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center.

At each reset date, the Annual Step-Up Death Benefit equals the greater of
(a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.


Partial withdrawals (including any withdrawals taken pursuant to the terms of Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.


The following is the Annual Step-Up Death Benefit if any Annuitant is older than age 80 on the date the contract is issued:

The Annual Step-Up Death Benefit on the Contract Date is the initial purchase payment. The Annual Step-Up Death Benefit will be reset on each contract anniversary, up to and including the contract anniversary next following or coincident with the 85th birthday of the older Annuitant and on the Valuation Day that we receive due proof of death and all required forms at our Service Center. At each reset date, the Annual Step-Up Death Benefit equals the greater of (a) and (b) where:

   (a) is the Contract Value; and

   (b) is the Annual Step-Up Death Benefit on the last reset date, plus purchase payments made since the last reset date, adjusted for any partial withdrawals taken and premium tax paid since the last reset date.


Partial withdrawals (including any withdrawals taken pursuant to the terms of Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution) reduce the Annual Step-Up Death Benefit proportionally by the same percentage that the partial withdrawal (including any applicable surrender charges and any applicable premium taxes assessed) reduces the Contract Value.


You may only elect the Annual Step-Up Death Benefit Rider at the time of application. Once elected, it may not be terminated and it will remain in effect while this contract is in force until income payments begin. On the Annuity Commencement Date, this rider and its corresponding charge will terminate.

The Annual Step-Up Death Benefit Rider may not be available in all states. We charge an additional amount for this benefit. This charge will not exceed an annual rate of 0.20% of your Contract Value at the time of the deduction. See the "Fee Tables" provision of this prospectus for additional information.

Please refer to Appendix A for an example of the calculation of the Annual Step-Up Death Benefit Rider.

Termination of Death Benefit Rider Options When Contract Assigned or Sold

Your death benefit rider options will terminate in the event that you assign or sell this contract, unless your contract is assigned or sold pursuant to a court order.

How to Claim Proceeds and/or Death Benefit Payments

At the death of:

   (1) an owner or joint owner; or

   (2) the Annuitant or Joint Annuitant if any owner is a non-natural entity;

all members of the class first listed below having a member alive or in existence on the date of that death will become the designated beneficiary:

   (1) the owner or joint owner;

   (2) the primary beneficiary;

   (3) the contingent beneficiary; or

   (4) the owner's or joint owner's estate.

The designated beneficiary will be treated thereafter as the sole owner of the contract. The designated beneficiary may choose one of the payment choices described below, or a default payment choice will apply if no such election is made. For purposes of this provision, if there is more than one primary beneficiary named, each one will be treated separately with respect to their portion of the contract. Thus, in cases where there are multiple designated beneficiaries, once all required information is received, each designated beneficiary will be allocated their share of the proceeds in accordance with the terms of the contract and as specified by the owner. Then, each designated beneficiary may elect one of the payment choices below or have the default payment choice apply. If there is no primary beneficiary(ies) alive or in existence at the time of death, all proceeds will be then payable to any named contingent beneficiary(ies).

We should be notified immediately by telephone upon the death of an owner, joint owner, Annuitant or Joint Annuitant. We have the right to request that all notifications of death be immediately followed by written notification. Upon notification, no additional purchase payments will be accepted. Upon such notification of death, we will transfer all assets in the Separate Account to the GE Investments Funds, Inc. -- Money

Market Fund until receipt of due proof of death and any required forms. Due proof of death consists of a death certificate issued by a government jurisdiction or a court of law. Any required forms can consist of information necessary in order to pay any named designated beneficiary(ies) and any other information necessary to process applicable proceeds.

Any proceeds will be paid in equal shares to one or more designated beneficiaries in accordance with the contract unless otherwise specified by the owner. The distribution rules will be applied as if each designated beneficiary's portion were a separate contract. If a designated beneficiary dies prior to filing a death claim, death proceeds will be paid to that designated beneficiary's estate.

Payment Choices: The designated beneficiary may elect the form in which the proceeds will be paid from the following payment choices (and if no election is made, the default payment choice described below will apply):


   (1) apply the proceeds to provide income under Optional Payment Plan 1, Life Income with Period Certain, as described in the "Optional Payment Plans" provision of this prospectus. The first income payment must be made no later than one year after the date of death. The period certain must not exceed the designated beneficiary's life expectancy, as determined by the Internal Revenue Service. The designated beneficiary becomes the Owner and Annuitant under the "Optional Payment Plans" provision;


   (2) receive the proceeds in one lump sum payment;

   (3) receive the proceeds over a period of five years following the date of death. We will set the Contract Value to be equal to the death proceeds as of the first Valuation Day that we have received due proof of death. At any time during the five-year period following the date of death, a partial or full distribution may be taken from the contract. The Contract Value as of the date of the distribution request will be the amount payable. We will pay, in one payment, any Contract Value remaining at the earlier of the end of the five-year period or at the death of the designated beneficiary;


   (4) elect a "stretch" payment choice, as described in the "Stretch Payment Choices" provision below;

   (5) if the designated beneficiary is the spouse of a deceased owner, he or she may continue the contract as stated in the "Distribution Rules" provision below.

   (6) if the designated beneficiary is an owner or joint owner who is a natural person, he or she may continue the contract as stated in the "Distribution Rules" provision.

If a designated beneficiary makes no election within 60 days following receipt of due proof of death and all required forms at our Service Center, payments will default to payment choice 3 (proceeds paid within five years of death).

Stretch Payment Choices


The following payment choice is available to designated beneficiaries of Non-Qualified Contracts:

A designated beneficiary of a Non-Qualified Contract may apply the death proceeds of the contract to provide for an annual payment equal to the Minimum Annual Income, described below, for the life expectancy of the designated beneficiary. The first income payment must be made no later than 350 days after the original owner's date of death. The income payment period must be a period not exceeding the designated beneficiary's life expectancy. Payments will continue annually on the distribution date until the death of the designated beneficiary or the Contract Value is reduced to $0. Upon death of the designated beneficiary, the person or entity named by the designated beneficiary or, if no one is named, the designated beneficiary's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income, or until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 72(s)(2)(B) of the Code. The Minimum Annual Income will be re-determined each year for the designated beneficiary's life expectancy using the Single Life Table in Section 1.401(a)(9)-9 A-1 of the Income Tax Regulations, as amended. After death, the Minimum Annual Income is calculated using the designated beneficiary's remaining life expectancy. We may offer alternative calculations of Minimum Annual Income based on amortization or annuitization calculations methods described in guidance published by the Internal Revenue Service.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The designated beneficiary must elect a distribution date on which payments will be made. The first distribution date must be no later than 350 days after the owner's date of death.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice.

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.

The following payment choice is available to designated beneficiaries of Qualified Contracts or any beneficiary receiving death proceeds from any other individual retirement plan:

An inherited owner may apply death proceeds to provide for an annual payment equal to the Minimum Annual Income, described below. For purposes of this provision, an inherited owner is any designated beneficiary receiving death proceeds from a Qualified Contract or any beneficiary receiving death proceeds from any other individual retirement plan. A surviving spouse may elect to be treated as an inherited owner in lieu of exercising spousal continuation. The inherited owner will be named the Annuitant at election of the payment choice.

Payments under this payment choice will continue annually on the distribution date selected by the inherited owner, subject to the special rules stated below, until the death of the inherited owner or the Contract Value is reduced to $0. Upon death of the inherited owner, the person or entity named by the inherited owner or, if no one is named, the inherited owner's estate may receive the remaining Contract Value. The recipient may take the Contract Value as a lump sum or continue to receive the annual payment on the distribution date equal to the Minimum Annual Income until the Contract Value is reduced to $0.

The Minimum Annual Income is the amount withdrawn each year to satisfy Section 408(b)(3) of the Code. The Minimum Annual Income will be based on the applicable distribution period for required minimum distributions after death, as provided in Section 1.401(a)(9)-5 A-5 of the Income Tax Regulations.

Special rules for this payment choice only:

  . This payment choice cannot be selected if the Minimum Annual Income would be less than $100.

  . The inherited owner must elect a distribution date on which payments will be made. If the inherited owner is the surviving spouse of the original IRA owner within the meaning of Section 401(a)(9)(B)(iv) of the Code, then the first distribution date elected must be the later of either: (i) December 15th of the year in which the deceased would have been age 70 1/2 or (ii) December 15th of the year following the original IRA owner's death. If the inherited owner is not the surviving spouse of the original IRA owner, then the first distribution date elected must be within 350 days from the date of death. If the surviving spouse dies before the first distribution date, the first distribution date under this rider will be determined by treating death of the surviving spouse as death of the original IRA owner and the surviving spouse's designated beneficiary as the inherited owner.

  . Amounts paid to satisfy the Minimum Annual Income will not be subject to surrender charges. Surrender charges will apply to amounts withdrawn above the Minimum Annual Income.

  . Optional living benefit and death benefit riders are not available with this payment choice.

  .  Additional purchase payments may not be added with this payment choice

Under this payment choice, the contract will terminate upon payment of the entire Contract Value.



Spendthrift Provision. An owner may, by providing written notice to our Home Office in a manner acceptable to the Company, choose the method of payment of death proceeds under the contract by selecting any payment choice, including any Optional Payment Plan, that a designated beneficiary may have chosen. A designated beneficiary cannot change the payment choice that the owner has selected. If the owner makes a payment choice for the surviving spouse, the spouse may not continue the contract in accordance with the "Distribution Rules" provision of the prospectus. The owner may also specify at the time of electing an income payment option that any payments remaining to be made at the owner's death cannot be commuted or assigned. While living, the owner may revoke any such limitations on the rights of the designated beneficiary by providing written notice of such revocation to our Home Office in a manner acceptable to the Company. If the payment choice selected by the owner does not apply to a designated beneficiary, the limitations imposed by this paragraph shall not apply to such designated beneficiary. For example, a payment choice based on an individual's life does not apply to the owner's estate and the estate would be free to make its own payment choice as designated beneficiary after the owner's death.

Distribution Rules

When Death Occurs Before the Annuity Commencement Date

The distribution rules below apply to Non-Qualified Contracts that are generally treated as annuity contracts under the Code.

These rules do not apply to Qualified Contracts and contracts that do not qualify as annuity contracts under federal tax law, and may not apply to contracts held by certain entities. Contracts that are not subject to these rules may be subject to other distribution rules, however. For Qualified Contracts, the required minimum distribution provisions of the Code apply. The required minimum distribution rules are generally specified in the endorsement, plan document, or other writing establishing the plan or individual retirement arrangement. See the "Tax Matters" provision of this prospectus.


If the sole designated beneficiary is the spouse of the deceased owner, the spouse may continue the contract as the new owner. If the deceased owner was also an Annuitant or Joint Annuitant, the spouse will automatically become the new sole Annuitant replacing any other Annuitant. As the new named owner and Annuitant, the spouse may exercise all rights as stated in the contract. Any other surviving Joint Annuitant will be removed from the contract. At the death of the surviving spouse, this spousal continuation provision may not be used again (for example, in the case where the surviving spouse remarries). If the spouse is one of multiple designated beneficiaries, the spouse may only continue the contract in proportion to the amount as allocated to him or her by the owner as stated on the application or later in writing in a form acceptable to us.


If the designated beneficiary(ies) is not the spouse of the deceased, the designated beneficiary(ies) may not continue the contract indefinitely. If payment choice 2 or 3 is elected, the proceeds from the contract must be distributed within five years of the date of death. If payment choice 1 is elected (within 60 days following receipt of due proof of death and all required forms at our Service Center), payments will begin within one year of the date of the deceased owner's death and extend over the designated beneficiary's life or a period not longer than the designated beneficiary's life expectancy.

If the designated beneficiary is an owner or joint owner, the owner (if the owner is a natural person) may continue the contract. Contract Value for the continued contract will be equal to the death benefit proceeds. If there is no Joint Annuitant, the Owner will become the new sole Annuitant. If there is a Joint Annuitant, the Joint Annuitant will become the sole Annuitant. The owner may exercise all rights as stated in the contract before an Annuitant's death.


When Death Occurs On or After the Annuity Commencement Date

On or after the Annuity Commencement Date, if an owner, joint owner, Annuitant, or designated beneficiary dies while the contract is in force, payments that are already being made under the contract will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision of the contract. This means that unless accelerated in accordance with contract terms, income payments will continue to the beneficiary under the distribution method in effect at the applicable death.

INCOME PAYMENTS

Income Payments and the Annuity Commencement Date

The Annuity Commencement Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Annuity Commencement Date must be a date at least thirteen months from the date the contract is issued, unless you have elected Payment Optimizer Plus. If you have elected Payment Optimizer Plus, you may elect to receive income payments within the first year of the contract.

The owner selects the contract's initial Annuity Commencement Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Annuity Commencement Date in one-year increments, so long as the new Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. The latest Annuity Commencement Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday. We reserve the right to discontinue to allow the deferral of the Annuity Commencement Date at any time and without prior notice. Any consent for a new Annuity Commencement Date will be provided on a non-discriminatory basis.


An owner may request to change the Annuity Commencement Date by sending written notice to our Service Center prior to the Annuity Commencement Date then in effect. If you change the Annuity Commencement Date, the Annuity Commencement Date will mean the new Annuity Commencement Date selected, provided such Annuity Commencement Date is not a date beyond the latest permitted Annuity Commencement Date. If income payments have not commenced upon reaching the latest permitted Annuity Commencement Date, we will begin making payments to the named payee. In this circumstance: (i) if Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution applies, income payments will be made pursuant to Optional Payment Plan 6, Fixed Income for Life; or (ii) if Payment Optimizer Plus applies, income payments will be made in the form of a Life Income. If, however, at the latest permitted Annuity Commencement Date these riders do not apply, income payments will be made in the form of a Life Income with a 10 Year Period Certain.


An Annuity Commencement Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.


We will make monthly income payments to the owner beginning on the Annuity Commencement Date provided an Annuitant is still living. Unless you have elected Payment Optimizer Plus, and subject to the provisions discussed above, we will make the monthly income payment in the form of a Life Income with a 10 Year Period Certain plan or a Joint Life and Survivor Income with a 10 Year Period Certain plan, both with variable income payments, using the gender (where appropriate) and settlement age of the Annuitant(s) instead of the payee, unless you make another election as described below. Payments made pursuant to one of these plans are not redeemable. If you elected Payment Optimizer Plus, we will make monthly income payments over the life of the Annuitant(s). As described in your contract, the settlement age may be less than the Annuitant's age. This means that payments may be lower than they would have been without the adjustment. You may also choose to receive the Surrender Value of your contract in a lump sum on the date immediately preceding the Annuity Commencement Date, in which case, we will cancel the contract. See the "Requesting Payments" provision of this prospectus.


Payments will continue for the life of the Annuitant under the Life Income with a 10 Year Period Certain plan if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10-year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

Payments will continue for the life of the Surviving Annuitant under the Joint Life and Survivor Income with a 10 Year Period Certain plan, if any Annuitant lives longer than 10 years. If both Annuitants die before the end of 10 years, the remaining payments for the 10-year period will be discounted at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, the amount of each payment to be discounted will be assumed to be equal to the value of the payment on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

The contract also provides optional forms of income payments ("Optional Payment Plans"), each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 2 also are available on a variable basis.

If you elect fixed income payments, the guaranteed amount payable will be computed using interest at 3% compounded yearly. We may increase the interest rate, which will increase the amount we pay to you or the payee.

If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the Optional Payment Plan you choose. These rates vary based on the Annuitant's settlement age and gender, and upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

We will make income payments monthly unless you elect to receive payments quarterly, semi-annually or annually. Under all available payment plans, if any payment that is made more frequently than annually is, would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision of this prospectus. Upon making such a payment, we will have no future obligation under the contract.

The amount of your income payments will depend on four things:

   (1) your Surrender Value on the Valuation Day immediately preceding the Annuity Commencement Date;

   (2) the settlement age on the Annuity Commencement Date, and if applicable, the gender of the Annuitant(s);

   (3) the specific payment plan you choose; and

   (4) if you elect variable income payments, the investment performance of the Portfolios selected.

As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

Optional Payment Plans

The following Optional Payment Plans are available under the contract unless you have fully annuitized under Payment Optimizer Plus:

   Optional Payment Plan 1 -- Life Income with Period Certain. This option guarantees monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 2 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

   Optional Payment Plan 3 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 4 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

   Optional Payment Plan 5 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.


   Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Annuity Commencement Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.


If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Annuity Commencement Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 5 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

All payments under Optional Payment Plan 3 (Income for a Fixed Period), Optional Payment Plan 4 (Income of a Definite Amount) and Optional Payment Plan 5 (Interest Income) may be redeemed by the payee upon written request to our Service Center. Payments made under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Joint Life and Survivor Income) and Optional Payment Plan 6 (Fixed Income for Life) are not redeemable. If a request for redemption is received in good order for Optional Payment Plan 3, Optional Payment Plan 4 or Optional Payment Plan 5, the payment will generally be made within seven days; however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

If your contract is a Qualified Contract, Optional Payment Plans 3, 4, and 5 may not satisfy minimum required distribution rules. Consult a tax adviser before electing one of these options.

Variable Income Payments

The monthly amount of your first variable income payment will equal your Contract Value as of the Annuity Commencement Date, less any premium taxes, multiplied by the monthly payment rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

On the Annuity Commencement Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Annuity Commencement Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of Annuity Units for that Subaccount times the Annuity Unit on the monthly anniversary of the Annuity Commencement Date.

Following the Annuity Commencement Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

   (a) is the net investment factor for the Valuation Period for which we are calculating the Annuity Unit value; and

   (b) is an assumed interest rate factor equal to .99991902 raised to a power equal to the number of days in the Valuation Period.

The assumed interest rate factor in (b) above is the daily equivalent of dividing (i) one by (ii) one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

Transfers After the Annuity Commencement Date

If we are making variable income payments, the payee may change the Subaccounts from which we are making the payments three times each calendar year. If you elect Payment Optimizer Plus, the benefits you receive under such rider may be reduced if, after a transfer, your assets (Annuity Units) are not allocated in accordance with the prescribed Investment Strategy. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Service Center. We reserve the right to limit the number of transfers, if necessary, for the contract to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity Unit values. If the number of Annuity Units remaining in a Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not allow a transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payments as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Annuity Commencement Date.

We do not permit transfers between the Subaccounts and the Guarantee Account after the Annuity Commencement Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Payment Optimizer Plus


Payment Optimizer Plus is not available for contracts issued after October 17, 2008.


Payment Optimizer Plus provides for a guaranteed income benefit that is based on the amount of purchase payments you make to your contract. Under the rider, you will receive a series of monthly income payments determined on the Annuity Commencement Date. If you meet the conditions of the rider, as discussed more fully below, the amount of your monthly income payment will have a guaranteed payment floor, and the guaranteed payment floor will not vary based on the market performance of the Subaccounts in which your assets are allocated. In addition, you will be eligible to receive at least the value of your purchase payments in monthly income or additional death proceeds, even if your Contract Value reduces to zero. The rider includes an "immediate annuitization" feature that provides you the opportunity to receive monthly income payments within the first year of the contract. These and other features of the rider are more fully discussed below.



There is an extra charge for this rider.

Investment Strategy

In order to receive the full benefit provided by this rider, you must invest all purchase payments and allocations in accordance with the prescribed Investment Strategy. If you do not allocate all assets in accordance with the prescribed Investment Strategy, your benefit will be reduced by 50%. Even if your benefit is reduced, you will continue to pay the full amount charged for the rider.

Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment

Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

The current Investment Strategy includes Designated Subaccounts and Asset Allocation Model C. Under this Investment Strategy, contract owners may allocate assets to either Asset Allocation Model C or to one or more Designated Subaccounts. Contract owners may not allocate assets to Asset Allocation Model C and one or more Designated Subaccounts. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about Asset Allocation Model C, the Subaccounts comprising Asset Allocation Model C and the Designated Subaccounts, and the Defined Dollar Cost Averaging program, please see the "Subaccounts," "Asset Allocation Program" and "Defined Dollar Cost Averaging Program" provisions of this prospectus.

On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or in accordance with the allocations that comprise Asset Allocation Model C. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a purchase payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

Shares of a Portfolio may become unavailable under the contract for new purchase payments, transfers, and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. We will provide you with notice of the modified Investment Strategy as soon as practicable after we are notified or discover that a Portfolio becomes unavailable under the contract. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent purchase payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Periodic rebalancing to unavailable Portfolios will cease and any imbalances in percentages due to lack of asset rebalancing will not cause a reduction in your benefit.

If you request a transfer or send a subsequent purchase payment with allocation instructions to a Portfolio that is not part of the prescribed Investment Strategy, we will honor your instructions. Please be aware, however, that your total Contract Value will not be invested in accordance with the prescribed Investment Strategy, and your benefit base will be reduced by 50%, resulting in a reduction in your benefit.

You may elect to resume participation in the prescribed Investment Strategy at your next available reset date, as described in the "Reset of Benefit Base" provision below, provided we receive written notice of your election at our Service Center at least 15 days prior to that date. If you elect to participate in the Investment Strategy, your benefit base will be reset to your Contract Value as of that date. At that time, the charge for this rider will also be reset. The new charge, which may be higher than your previous charge, is guaranteed not to exceed an annual rate of 1.25%.

The current Investment Strategy is as follows:

   (1) owners may allocate assets to the following Designated Subaccounts:

       AllianceBernstein Variable Products Series Fund, Inc. --
       AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B;

       BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

       Fidelity Variable Insurance Products Fund -- VIP Balanced
       Portfolio -- Service Class 2;



       GE Investments Funds, Inc. -- Total Return Fund --Class 3 Shares;

       Janus Aspen Series -- Balanced Portfolio --Service Shares;

       MFS(R) Variable Insurance Trust -- MFS(R) Total Return Series -- Service Class Shares;

       Oppenheimer Variable Account Funds --Oppenheimer Balanced
       Fund/VA -- Service Shares; and/or

       The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

       OR

   (2) owners may allocate assets to Asset Allocation Model C.



Contract owners, may elect to participate in the Defined Dollar Cost Averaging program, when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

If, on the Annuity Commencement Date, you are allocating assets in accordance with the prescribed Investment Strategy and you later choose to allocate the value of Annuity Units without following the Investment Strategy, your income base will be reduced by 50% and the benefits you are eligible to receive under the rider will be reduced. However, if your benefit base was reduced due to not following the Investment Strategy and then not reset before your Annuity Commencement Date, this adjustment does not apply.

On a monthly basis, we will rebalance the value of Annuity Units to the Subaccounts in accordance with the percentages that you have chosen for the Designated Subaccounts or in accordance with the allocation that comprises Asset Allocation Model C. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund.

We will not reduce your benefit base or income base if you are not following the Investment Strategy due to a Portfolio liquidation or a Portfolio dissolution and the assets are transferred from the liquidated or dissolved Portfolio to another Portfolio.

Benefit Base and Income Base

Benefit base is used to calculate income base. Income base is used to calculate the guaranteed amount of monthly income. Income base is also used to calculate any additional death proceeds. If benefit base or income base is reduced, the benefits you are eligible for under this rider also will be reduced.

The initial benefit base is equal to the sum of all purchase payments received on the Contract Date. The benefit base remains in effect until adjusted as described below.

If you have allocated assets in accordance with the prescribed Investment Strategy from the later of the Contract Date and the date on which benefit base was reset, as described in the "Reset of Benefit Base" provision below, any additional purchase payments applied will be added to the benefit base as of the prior Valuation Day.

Important Note. We reserve the right to exclude additional purchase payments from being applied to the benefit base. As a result, it is possible that you would not be able to make subsequent purchase payments after the initial purchase payment to take advantage of the benefits provided by Payment Optimizer Plus that would be associated with such additional purchase payments. For example, since your benefit base would not be increased for such subsequent purchase payments, the monthly income payments associated with such purchase payments would not have a guaranteed payment floor and such purchase payments would not increase the income base for purposes of calculating the amount of any additional death proceeds. In addition, if you make purchase payments that are not included in the calculation of your benefit base, you will pay a higher rider charge to the extent that the purchase payments increase the Contract Value upon which the charge is imposed. Also, to the extent your Contract Value is increased by such purchase payments, you are less likely to realize any benefit under Payment Optimizer Plus, because it is less likely that your Contract Value will be less than the benefit base or income base, as applicable. Before making purchase payments that do not increase the benefit base, you should consider that: (i) the guaranteed payment floor, additional death proceeds, and other guarantees provided by this rider will not reflect such purchase payments; (ii) any such purchase payments make it less likely that you will receive any such benefits even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make purchase payments that will not increase the benefit amount.

If your benefit base was reduced due to not following the Investment Strategy and then not reset, any additional purchase payments applied will increase the benefit base on the prior Valuation Day by 50% of the purchase payment.

We reserve the right to exclude additional purchase payments from being applied to the benefit base.

All withdrawals, including any surrender charges, reduce the benefit base. The new benefit base is equal to (a) multiplied by (b) divided by (c), where:

   (a) is the benefit base as of the prior Valuation Day, adjusted for any additional purchase payments received;

   (b) is the Contract Value following the withdrawal; and

   (c) is the Contract Value before the withdrawal.

On the Annuity Commencement Date, the income base is set equal to the benefit base. Any withdrawal that occurs on the Annuity Commencement Date will be processed before benefit base is converted to income base.

Reset of Benefit Base

If all of the Annuitants are ages 50 through 85, you may choose to reset your benefit base on an annual anniversary of the Contract Date that is at least 12 months after the later of the Contract Date and the last reset date.

We must receive written notice of your election to reset your benefit base at our Service Center at least 15 days prior to the reset date. If you do reset your benefit base, as of that date, we will:

  .  reset the benefit base to your Contract Value;

  . reset the charge for this rider. The new charge, which may be higher than your previous charge, will never exceed 1.25% annually; and

  .  reset the Investment Strategy to the current Investment Strategy.

You may not reset your benefit base after the Annuity Commencement Date. If on any contract anniversary any Annuitant is older than age 85, you may not reset your benefit base. Because the Annuity Commencement Date is determined by when you begin taking income payments, you should carefully consider when to start taking income payments if you elected Payment Optimizer Plus. The longer you wait before beginning to take income payments, the more opportunities you may have to reset the benefit base and thereby potentially increase the amount of income payments. If you delay starting to take income payments too long, however, you may limit the number of years available for you to take income payments in the future (due to life expectancy) and you may be paying for a benefit you are not using.

Systematic Resets. You may elect to reset your benefit base automatically on an available contract anniversary (a "systematic reset"). If you have not previously elected to systematically reset your benefit, or if your election has terminated, we must receive written notice of your election to systematically reset your benefit at our Service Center at least 15 days prior to your next contract anniversary.

A systematic reset of your benefit base will occur when your contract value is higher than the benefit base as of the available contract anniversary or, if the contract anniversary is not a Valuation Day, as of the next Valuation Day. By "available contract anniversary" we mean a contract anniversary on which you are eligible to reset your benefit, as such requirements (age and otherwise) are described herein.

Systematic resets will continue until and unless:

   (a) the Investment Strategy is violated;

   (b) the owner (or owners) submits a written request to our Service Center to terminate systematic resets;

   (c) income payments begin via annuitization;

   (d) the Investment Strategy changes, allocations are affected, and we do not receive confirmation from you at our Service Center of new allocations; or

   (e) ownership changes.

Please note that a systematic reset will occur on an available contract anniversary if contract value is even nominally higher than the benefit base (e.g., as little as $1.00 higher) and, therefore, a systematic reset may not be in your best interest because: (i) the charge for this rider may be higher than your previous charge; and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider whether it is in your best interest to elect to systematically reset your benefit base.

Monthly Income

The Annuity Commencement Date under this rider may be any Valuation Day after the first Valuation Day under the Contract. Prior to the date that monthly income begins, the Annuity Commencement Date may be changed to any Valuation Day after the first Valuation Day under the Contract. On the Annuity Commencement Date, we will begin the payment process for your monthly income payments. Monthly income will be paid to you over the life of the Annuitant(s), unless you elect otherwise. Beginning on the Annuity Commencement Date, monthly income will be calculated annually as of the first Valuation Day of each annuity year. An annuity year is the one-year period beginning on the Annuity Commencement Date or on the annual anniversary of the Annuity Commencement Date. If the first day of an annuity year does not begin on a Valuation Day, the next Valuation Day will be used in calculating the monthly income for that annuity year. Monthly income will not vary during an annuity year. The amount may increase or decrease from annuity year to annuity year.

How Income Payments are Calculated

Guaranteed Payment Floor. The guaranteed payment floor is the guaranteed amount of each monthly income. The guaranteed payment floor is equal to
(a) multiplied by (b) divided by (c), where:

   (a) is the income base;

   (b) is the guaranteed payment floor percentage for the attained age of the Annuitant for a single Annuitant contract or the attained age for younger living Annuitant for a Joint Annuitant contract on the Annuity Commencement Date (as specified in the contract); and

   (c) is 12.

For purposes of this rider, the benefits provided under this rider, and the rider charge, once a contract is a Joint Annuitant contract, it will remain a Joint Annuitant contract while the contract and rider are in effect.

Initial Monthly Income. The initial monthly income is the greater of the level income amount and the guaranteed payment floor. The annual income amount is used to determine the level income amount. We determine the level income amount by applying the annual income amount to a 12 month, period certain, single payment immediate annuity.

The initial annual income amount is equal to (a) multiplied by (b), where:

   (a) is the payment rate based upon the gender(s), when applicable, and settlement age(s) of the Annuitant(s) as shown in the rider, the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the income base as of the Annuity Commencement Date; and

   (b) is the Contract Value on the Valuation Day prior to the Annuity Commencement Date less any premium tax.

For purposes of this rider only, the payment rates are based on the Annuity 2000 Mortality Table, using an assumed interest rate of 4%. These annuity rates may not be as favorable as the current rates we would use to calculate payments under the "Life Income with Period Certain" annuity payment option available under this contract on the Annuity Commencement Date, and your Contract Value on the Annuity Commencement Date would be higher than under this rider because there would be no associated rider charge. Accordingly, payments under such an annuity payment option may be greater than payments under this rider. However, payments under such an annuity payment option would not have a guaranteed payment floor. In addition, you would not be guaranteed to be eligible to receive at least the value of your purchase payments in monthly income payments or additional death proceeds even if your Contract Value reduces to zero, although payments under life income with period certain annuity payment options may also provide certain death proceeds. You should carefully consider which annuity payment option is right for you.

Monthly Age Adjustment. The settlement age(s) is the Annuitant(s)'s age last birthday on the date monthly income begins, minus an age adjustment from the table below. The actual age adjustment may be less than the numbers shown.


                           Year Payments Begin  Maximum
                           --------------------   Age
                           After    Prior To   Adjustment
                           --------------------
                           2005       2011          5
                           2010       2026         10
                           2025         --         15

On the Annuity Commencement Date, if any monthly income payment would be $100 or less, we reserve the right to reduce the frequency of payments to an interval that would result in each amount being at least $100. If the annual payment would be less than $100, we will pay the Contract Value on the Valuation Day prior to the Annuity Commencement Date and the contract will terminate on the Annuity Commencement Date.

Subsequent Monthly Income. Subsequent annual income amounts are determined by means of Annuity Units. The amount of any subsequent annual income amount may be greater or less than the initial payment. We guarantee that each subsequent payment will not be affected by variations in mortality experience from the mortality assumptions on which the first payment is based. The number of Annuity Units will be determined on the Annuity Commencement Date. The number will not change unless a transfer is made. The number of Annuity Units for a Subaccount is determined by dividing the initial annual income amount attributable to that Subaccount by the Annuity Unit value for that Subaccount as of the Annuity Commencement Date. The dollar amount of each subsequent annual income amount is the sum of the payments from each Subaccount. The payment is determined by multiplying your number of Annuity Units in each Subaccount by the Annuity Unit value for that Subaccount as of the Valuation Day each annuity year starts.

An adjustment account is established on the Annuity Commencement Date. The adjustment account tracks the difference between the level income amount and the guaranteed payment floor when the level income amount is less than the guaranteed payment floor. You will not receive monthly income above the guaranteed payment floor unless future performance of the underlying Subaccount(s) is sufficient to reduce the adjustment account to zero. Therefore, poor long-term performance of the underlying Subaccount(s) may result in monthly income equal to the guaranteed payment floor, even if the underlying Subaccount(s) performs well in a particular year. The value of the adjustment account on the Annuity Commencement Date will be the greater of
(a) and (b), where:

   (a) is zero; and

   (b) is 12 multiplied by the guaranteed payment floor, minus 12 multiplied by the initial level income amount.

Monthly income in subsequent annuity years will be calculated annually as of the first Valuation Day of each annuity year. The actual monthly income in subsequent annuity years is the greater of (a) and (b), where:

   (a) is the subsequent level income amount, minus any value in the adjustment account as of the date the last monthly income was paid divided by 12; and

   (b) is the guaranteed payment floor.

For monthly income in subsequent annuity years, the value of the adjustment account will be the greater of (a) and (b), where:

   (a) is zero; and

   (b) is the value of the adjustment account as of the prior annuity year, plus 12 multiplied by the actual subsequent monthly income for the current annuity year, minus 12 multiplied by the subsequent level income amount for the current annuity year.

The following is an example of a monthly income calculation that demonstrates how the adjustment account works. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                   Level   Guaranteed Change in  Adjustment            Net
         Annual   Income    Payment   Adjustment  Account             Annual
 Annuity Income   Amount     Floor     Account    Balance   Monthly Investment
  Year   Amount  (Monthly) (Monthly)  (Annually) (Monthly)  Income    Return
 -----------------------------------------------------------------------------
    1    $ 7,658  $  638      $750     $ 1,342     $1,342   $  750     7.0%
    2      7,879     657       750       1,121      2,463      750     7.0%
    3      8,106     676       750         894      3,357      750     7.0%
    4      8,340     695       750         660      4,017      750     7.0%
    5      8,581     715       750         419      4,436      750     7.0%
    6      8,828     736       750         172      4,608      750     7.0%
    7      9,083     757       750         (83)     4,525      750     7.0%
    8      9,345     779       750        (345)     4,181      750     7.0%
    9      9,614     801       750        (614)     3,566      750     7.0%
   10      9,892     824       750        (892)     2,675      750     7.0%
   11     10,177     848       750      (1,177)     1,498      750     7.0%
   12     10,471     873       750      (1,471)        27      750     7.0%
   13     10,773     898       750         (27)         0      895     7.0%
   14     11,083     924       750           0          0      924     7.0%
   15     11,403     950       750           0          0      950     7.0%
   16     11,732     978       750           0          0      978     7.0%
   17     12,070   1,006       750           0          0    1,006     7.0%
   18     12,419   1,035       750           0          0    1,035     7.0%
   19     12,777   1,065       750           0          0    1,065     7.0%
   20     13,145   1,095       750           0          0    1,095     7.0%
 -----------------------------------------------------------------------------

   (1) The income base is the converted benefit base and is assumed to be $100,000.

   (2) The first annual income amount is calculated by applying a rate based on the Annuity 2000 Table and 4% interest to the Contract Value as of the Annuity Commencement Date.

   (3) All subsequent annual income amounts are calculated assuming hypothetical investment performance of 7% per year.

   (4) The level income amount is equal to the annual income amount divided by 12.

   (5) The guaranteed payment floor is 9% of the income base divided by 12.

   (6) The change in the adjustment account balance is equal to the guaranteed payment floor minus the level income amount, multiplied by 12, while the adjustment account is greater than zero.

   (7) The adjustment account balance is the sum of the changes in the adjustment account.

   (8) The monthly income is the greater of the level income amount minus the prior adjustment account balance divided by 12, and the guaranteed payment floor.

Death Provisions

The following provisions apply to the rider.

Special Distribution Rules When Death Occurs Before Monthly Income Starts. If the designated beneficiary is a surviving spouse who elects to continue the contract as the new owner, this rider will continue.

Special Distribution Rules When the Last Annuitant Dies On or After Monthly Income Starts. If the last Annuitant dies after an Annuity Commencement Date, there may be additional death proceeds paid under this rider to the designated beneficiary in a lump sum. The amount of any additional death proceeds will be the greater of (a) and (b), where:

   (a) is (i) minus (ii), where:

      (i) is the income base;

     (ii) is the sum of all monthly income paid; and

   (b) is zero.

When this Rider is Effective

The effective date of the rider is the Contract Date. This rider may be terminated only when the contract is terminated.

Change of Ownership

You may assign the benefits provided under this rider. The Annuitant(s) will not change if you assign the benefits. We must be notified in writing if you assign the benefits of this rider.

General Provisions

For purposes of this rider:

  . a non-natural owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant;

  .  an individual owner must also be an Annuitant;

  .  an owner may name only his or her spouse as a joint owner;

  . if there is only one owner, that owner may name only his or her spouse as a Joint Annuitant at issue; and

  . If you marry after issue, but prior to the Annuity Commencement Date, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to Service Center approval.

Examples

The following examples show how Payment Optimizer Plus works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume that an owner purchases the contract with a male Annuitant, age 65, at the time of issue.

The first examples assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments or withdrawals;

   (3) all Contract Value is allocated to the prescribed Investment Strategy at all times;

   (4) the contract earns a net return of 0%;

   (5) the benefit base is reset on each contract anniversary;

   (6) the Annuity Commencement Date is the third contract anniversary;

   (7) the guaranteed payment floor percentage is 7%;

   (8) the 12 month, period certain, single payment immediate annuity rate is 0%; and

   (9) there is no premium tax.

On the Annuity Commencement Date, the income base is set equal to the benefit base.

                                                               Additional
                      Monthly                                    Death
               Annual  Level  Guaranteed          Adjustment    Proceeds
       Annuity Income Income   Payment   Monthly    Account    (Beginning
        Year   Amount Amount    Floor    Income  (End of Year)  of Year)
       ------------------------------------------------------------------
          1    $6,517  $543      $583     $583      $  483      $100,000
          2     6,266   522       583      583       1,217        93,000
          3     6,025   502       583      583       2,191        86,000
          4     5,794   483       583      583       3,398        79,000
          5     5,571   464       583      583       4,827        72,000
       ------------------------------------------------------------------

The annual income amount for annuity year 1 is determined by multiplying the Contract Value by a payment rate (in this example, $100,000 x .06517 = $6,517). The level income amount is determined by dividing the annual income amount by
12. In this example, for annuity year 1, the level income amount is $543 ($6,517 / 12). The guaranteed payment floor is determined by multiplying the income base by the guaranteed payment floor percentage and dividing that product by 12 (in this example, ($100,000 x .07) / 12 = $583). Monthly income is the greater of the guaranteed payment floor and the level income amount, which, for annuity year 1, is the greater of $583 and $543. The additional death proceeds equal to the income base minus the sum of all monthly income paid.

TAX MATTERS

Introduction

This part of the prospectus discusses the federal income tax treatment of the contract. The federal income tax treatment of the contract is complex and sometimes uncertain. The federal income tax rules may vary with your particular circumstances.

This discussion does not address all of the federal income tax rules that may affect you and your contract. This discussion also does not address other federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

Taxation of Non-Qualified Contracts

This part of the discussion describes some of the federal income tax rules applicable to Non-Qualified Contracts. A Non-Qualified Contract is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a
Section 401(k) plan.

Tax deferral on earnings. The federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

  . an individual must own the contract (or the tax law must treat the contract as owned by an individual);

  . the investments of the Separate Account must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

  . the owner's right to choose particular investments for a contract must be limited; and

  . the contract's Annuity Commencement Date must not occur near the end of the Annuitant's life expectancy.

Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value over the purchase payments paid for the contract. Contracts issued to a corporation or a trust are examples of contracts where the owner pays current tax on the contract's earnings.

There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide non-qualified deferred compensation for its employees.

In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the non-natural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for federal income tax purposes, the investments of a separate account such as the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

Restrictions on the extent to which an owner can direct the investment of contract values. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.


Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments, of the contract's purchase payments and earnings. We believe that these rules are satisfied by providing guaranteed annuity purchase rates in the contract that the owner may exercise at any time after the first policy year. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.


No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

Partial withdrawals and surrenders. A partial withdrawal occurs when you receive less than the total amount of the Surrender Value. In the case of a partial withdrawal, you will pay tax on the amount you receive to the extent your Contract Value before the partial withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.


A total surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a total surrender, you will generally pay tax on the amount you receive to the extent it exceeds your "investment in the contract."


Your "investment in the contract" generally equals the total of your purchase payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as withdrawals from the contract.

In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial withdrawal from the contract.

Any withdrawals taken pursuant to Lifetime Income Plus 2007 or Lifetime Income Plus 2008 are subject to tax as partial withdrawals.

Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a withdrawal of such amount or portion.

Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration --to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." Withdrawals taken pursuant to Lifetime Income Plus 2007 or Lifetime Income Plus 2008 are generally not taxed as income payments for federal income tax purposes. As discussed above, these payments should be considered distributions and taxed in the same manner as a partial withdrawal from the contract. We will notify you annually of the taxable amount of your income payment.

Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 5), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 4 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Annuity Commencement Date.

Taxation of Death Benefit if Paid Before the Annuity Commencement Date:


  . The death benefit is taxed to the designated beneficiary in the same manner as an income payment would have been taxed to the owner if received under an Optional Payment Plan.

  . If not received under an Optional Payment Plan, the death benefit is taxed to the designated beneficiary in the same manner as a surrender or a partial withdrawal would have been taxed to the owner, depending on the manner in which the death benefit is paid.


Taxation of Death Benefit if Paid After the Annuity Commencement Date:

  . The death benefit is includible in income to the extent that it exceeds the unrecovered "investment in the contract."

Penalty taxes payable on partial withdrawals, surrenders, or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or income payments that:

  .  you receive on or after you reach age 59 1/2;

  .  you receive because you became disabled (as defined in the tax law);

  .  are received on or after the death of the owner; or

  . you receive as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.


Systematic Withdrawals may qualify for this last exception if structured in accordance with IRS guidelines. If they do, any modification of the Systematic Withdrawals, including additional partial withdrawals apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Subaccounts may result in payments not qualifying for this exception.


Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a surrender, or a partial withdrawal that you must include in income. For example:

  . if you purchase a contract offered by this prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

  . if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

The effects of such aggregation are not clear. However, it could affect:

  . the amount of a surrender, a partial withdrawal or an income payment that you must include in income; and

  .  the amount that might be subject to the penalty tax described above.

Section 1035 Exchanges


Under Section 1035 of the Code, the exchange of one annuity contract for another annuity contract generally is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract. We do not permit an owner to partially exchange this contract for another annuity contract.

If this contract has been purchased in whole or part by exchanging part of a life insurance or annuity contract, certain subsequent transactions may cause the IRS to retrospectively treat the partial Section 1035 exchange as taxable. We intend to administer the contract without regard to the partially exchanged funding contract and disclaim any responsibility for monitoring events that could cause the IRS to examine the completed partial Section 1035 exchange. We do not intend to inform another insurance company of any transaction involving this contract or, except when required by IRS forms or regulations, to report any such transaction. Owners contemplating any transaction, involving this contract or a partially exchanged contract funding this contract, within twelve months of a partial Section 1035 exchange are strongly advised to consult a tax adviser.


Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.


Beginning in 2010, the owner may exchange the contract under Section 1035 of the Code for a long-term care contract. We believe that the provisions of the Pension Protection Act of 2006 establishing annuity to long-term care Section 1035 exchanges would permit the owner to exchange a portion of the contract to pay the annual or other periodic premium for a long-term care contract issued by us or another insurance company. The IRS has not issued any guidance on such transactions or on the allocation of basis that would be required to effect them. It is possible that the IRS could take a narrow view of the 2006 legislation and treat partial Section 1035 exchanges to pay long-term care premiums as taxable withdrawals from the contract. If all or a portion of the contract is used to purchase long-term care insurance in a Section 1035 exchange, the amount so used would not be tax-deductible as a medical expense. Any owner contemplating the use of the contract to fund long-term care insurance or long-term care expenses should consult a tax adviser.


Qualified Retirement Plans

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Service Center for information on the availability of Qualified Contracts at any given time.

The federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a competent advisor.

The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit. The purchase of this contract as an investment of a qualified retirement plan does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. If you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefits, income benefits and other non-tax benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

  . Traditional Individual Retirement Annuities (IRAs) permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

  . Roth IRAs permit certain eligible individuals to make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.


  . Traditional individual retirement accounts and Roth individual retirement accounts have the same contribution limits and tax treatment of distributions as the corresponding type of individual retirement annuity, discussed above. The contract may be owned by the custodian or trustee of an individual retirement account established for the benefit of the Annuitant. Only the owner, acting through its authorized representative(s), may exercise contract rights. When held by an individual retirement account, the contract is not issued as an individual retirement annuity or administered as such by us. Annuitants must look to the custodian or trustee, as contract owner, for satisfaction of their rights to benefits under the terms of the individual retirement account.


  . Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.


  . 403(b) Plans allow employees of certain tax-exempt organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988;
     (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to a 10% IRS penalty tax. For contracts issued after 2008, amounts attributable to nonelective contributions may be subject to distribution restrictions specified in the employer's 403(b) Plan. Under recent IRS regulations we are obligated to share information concerning certain contract transactions with the employer sponsoring the 403(b) plan in which the owner is participating and possibly other product providers. We are generally are required to confirm, with your 403(b) plan sponsor or otherwise, that these transactions comply with applicable tax requirements and to decline requests that are not in compliance.


Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

IRAs and Roth IRAs. The Code permits individuals to make annual contributions to IRAs of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.


The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs and 403(b) Plans may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs, SEPs or 403(b) Plans. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, Roth IRA, SEP or 403(b) plan could disqualify a contract and result in increased taxes to the owner.


It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Contracts compared with Non-Qualified
Contracts. Although some of the federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

  . the Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

  . the Code does not limit the amount of purchase payments and the time at which purchase payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of purchase payments made to Qualified Contracts;

  . the Code does not allow a deduction for purchase payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for purchase payments made to a Qualified Contract;


  . Under most qualified retirement plans, the owner must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2, for other Qualified Contracts. The actuarial value of certain benefit guarantees, such as guaranteed withdrawal benefits, and certain death benefits may be included with the contract's cash value in determining the required minimum distribution amount. The presence of such living benefits and death benefits may require the owner to withdraw a larger amount each year than would be required based only on the contract value. We are required to annually determine and report to the owner the fair market value for traditional individual retirement annuities while the owner is alive. This computation is based in part on future economic performance and conditions and is made under the guidance of our actuarial department in accordance with income tax regulations and guidelines published by the Society of Actuaries. Due to the uncertainties inherent to producing this number, we cannot warrant its accuracy. Therefore, it is possible that, using different assumptions, the amount required to be withdrawn would be more or less than the amount we report to you as the required minimum distribution. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract and certain other benefits provided by the living benefit riders may increase the amount of the minimum required distribution that must be taken from your contract. Pursuant to special legislation, required minimum distributions for the 2009 tax year generally are not required, and 2009 distributions that otherwise would be required may be eligible for rollover.


The federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Purchase payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial withdrawal, surrender, or income payment:

  .  received on or after the owner reaches age 59 1/2;

  . received on or after the owner's death or because of the owner's disability (as defined in the tax law);

  . received as a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

  .  received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting the rollover of your after-tax contributions. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan. If your contract was issued pursuant to a 403(b) plan, starting January 1, 2009 we generally are required to confirm, with your 403(b) plan sponsor or otherwise, that surrenders or transfers you request comply with applicable tax requirements and to decline requests that are not in compliance.


Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require federal income tax equal to 20% of the taxable portion of an eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.


Disclosure Pursuant to Code and ERISA Requirements. The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, GFWM serves as the investment adviser to the Genworth Variable Insurance Trust and receives advisory fees in varying amounts from the Genworth Variable Insurance Trust Portfolios that have been chosen by GFWM for inclusion in the Asset Allocation Models. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 9.6% of a contract owner's aggregate purchase payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.


Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a partial withdrawal, surrender, or income payment, we will send you forms that explain the withholding requirements.

State Income Tax Withholding

If required by the law of your state, we will also withhold state income tax from the taxable portion of each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of the Separate

Account. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by the Separate Account. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

Federal Estate Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning adviser for more information.

Generation-Skipping Transfer Tax

Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

Annuity Purchases by Residents of Puerto Rico

The IRS recently announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under Federal tax law.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

REQUESTING PAYMENTS

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial withdrawal or total surrender proceeds from the Separate Account within seven days after receipt at our Service Center of a request in good order. We also will ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine payment amounts as of the end of the Valuation Period during which our Service Center receives the payment request or due proof of death and all required forms.

In most cases, when we pay the death benefit in a lump sum, we will pay these proceeds either:

   (1) to your designated beneficiary directly in the form of a check; or

   (2) by establishing an interest bearing draft account, called the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

When establishing the Secure Access Account we will send the designated beneficiary a draftbook within 7 days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a draft for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account for proceeds of $10,000 or more, unless state law requires a positive election. The Secure Access Account is not available in all states.

We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

   (1) the disposal or valuation of the Subaccount is not reasonably practicable because:

      . the SEC declares that an emergency exists (due to the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

      . the New York Stock Exchange is closed for other than a regular holiday or weekend;

      .  trading is restricted by the SEC; or

   (2) the SEC, by order, permits postponement of payment to protect our owners.

State law requires that we reserve the right to defer payments from the Guarantee Account for a partial withdrawal or surrender for up to six months from the date we receive your payment request at our Service Center. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

If mandated under applicable law, we may be required to reject a purchase payment and/or block an owner's account and thereby refuse any requests for transfers, partial withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about you or your account to government regulators.

SALE OF THE CONTRACTS

We have entered into an underwriting agreement with Capital Brokerage Corporation (doing business in Indiana as Genworth Financial Brokerage Corporation) (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 6620 West Broad Street, Building 2, Richmond, Virginia 23230. Capital Brokerage Corporation will use its best efforts to sell the contracts, but is not required to sell any specific number or dollar amount of contracts.

Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA") (formerly, NASD, Inc.).

Capital Brokerage Corporation offers the contracts through its registered representatives who are registered with FINRA and with the states in which they do business. More information about Capital Brokerage Corporation and the registered representatives is available at http://www.finra.org or by calling
(800) 289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program. Registered representatives with Capital Brokerage Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with FINRA and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay for the sale of a contract is 11% of a contract owner's aggregate purchase payments.

The maximum commission consists of three parts --commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm ("selling firms") that employs the registered representative that sold your contract, and an amount paid to the selling firm for marketing allowances and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation each may receive a maximum commission of 1.4% of purchase payments.

After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 8.6% of purchase payments is paid to the selling firm. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm that employs the representative.

All selling firms receive commissions as described above based on the sale of, and receipt of purchase payments, on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid to a selling firm on the sale of a contract is 1.0% of purchase payments. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, as well as receive payments from selling firms, for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions and other incentives or payments described above. We do, however, intend to recoup commissions and other sales expenses and incentives we pay through fees and charges deducted under the contract and any other corporate revenue.

All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus another product with respect with which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.


During 2008 and 2007 (the first year in which contracts were issued through the Separate Account), approximately $14.5 million and $17.9 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2008, 2007 and 2006, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage Corporation anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.


ADDITIONAL INFORMATION

Owner Questions

The obligations to owners under the contracts are ours. Please direct your questions and concerns to us at our Service Center.

Return Privilege

Within 10 days after you receive the contract (or such longer period as may be required by applicable law), you may cancel it for any reason by delivering or mailing it postage prepaid, to:

                  Genworth Life Insurance Company of New York
                             Annuity New Business
                            6610 West Broad Street
                           Richmond, Virginia 23230

If you exercise this right, we will cancel the contract as of the Valuation Day we receive your request and send you a refund equal to your Contract Value plus any charges we have deducted from purchase payments prior to the allocation to the Separate Account (and excluding any charges the Portfolios may have deducted) on or before the Valuation Day we received the returned contract. Or, if required by the law of your state, we will refund your purchase payments (less any withdrawals previously taken).

If you cancel your contract, it will be void. In certain states, you may have more than 10 days to return the contract for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the State of New York, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the State of New York at all times. That Commission conducts a full examination of our operations at least every five years.

Evidence of Death, Age, Gender, Marital Status or Survival

We may require proof of death, age, gender, marital status or survival and any other required forms before we act on contract provisions relating to the death of any person or persons, or those provisions that are dependent upon age, gender, marital status or survival.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a breakdown of the assets in each Subaccount and the Guarantee Account. The report also will show purchase payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio underlying a Subaccount to which you have allocated assets, as required by the 1940 Act. In addition, you will receive a written confirmation when you make purchase payments, transfers, or take partial withdrawals.

Other Information

We have filed a Registration Statement with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Legal Proceedings

We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are, have been, or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. We are also subject to litigation arising out of our general business activities such as our contractual and employment relationships. We are also subject to various regulatory inquiries, such as information requests, subpoenas, books and record examinations and market conduct and financial examinations from state and federal regulators and other authorities. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

We cannot ensure that the current investigations and proceedings will not have a material adverse effect on our business, financial condition or results of operations. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In addition, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operations.

The Company shall, and may through insurance coverage, indemnify any directors or officers who are a party to any proceeding by reason of the fact that he or she was or is a director or officer of the Company against any liability incurred by him or her in connection with such proceeding unless he or she engaged in willful misconduct or a knowing violation of the criminal law or any federal or state securities law. Such indemnification covers all judgments , settlements, penalties, fines and reasonable expenses incurred with respect to such proceeding. If the person involved is not a director or officer of the Company, the board of directors may cause the Company to indemnify, or contract to indemnify, to the same extent allowed for its directors and officers, such person who was, is or may become a party to any proceeding, by reason of the fact that he or she is or was an employee or agent of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or on the Separate Account.

Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account, or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

APPENDIX A

Examples of the Available Death Benefits

Basic Death Benefit

The purpose of this example is to show how the Basic Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the contract.

Example:  Assuming an owner:

   (1) purchases a contract for $100,000;

   (2) makes no additional purchase payments and takes no partial withdrawals;

   (3) is not subject to premium taxes; and

   (4) the Annuitant is age 75 on the Contract Date then:

Annuitant's End of Contract     Basic
    Age      Year   Value   Death Benefit
-----------------------------------------
    76        1    $103,000   $103,000
    77        2     112,000    112,000
    78        3      90,000    100,000
    79        4     135,000    135,000
    80        5     130,000    130,000
    81        6     150,000    150,000
    82        7     125,000    125,000
    83        8     145,000    145,000
-----------------------------------------

Partial withdrawals (including partial withdrawals taken pursuant to the terms of Lifetime Income Plus 2007 or Lifetime Income Plus 2008) will reduce the Basic Death Benefit by the proportion that the partial withdrawal (including any applicable surrender charge and any premium tax assessed) reduces your Contract Value. For example:


        Purchase Contract     Basic
 Date   Payment   Value   Death Benefit
---------------------------------------
3/31/09 $20,000  $20,000     $20,000
3/31/17           20,000      20,000
3/31/18           14,000      20,000
---------------------------------------



If a partial withdrawal of $7,000 is made on March 31, 2018, the Basic Death Benefit immediately after the partial withdrawal will be $10,000 ($20,000 to $10,000) since the Contract Value is reduced 50% by the partial withdrawal ($14,000 to $7,000). This is true only if the Basic Death Benefit immediately prior to the partial withdrawal (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that both the Annuitant and Joint Annuitant are younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial withdrawal. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.


Annual Step-Up Death Benefit Rider

The following example shows how the Annual Step-Up Death Benefit Rider works based on hypothetical values. It is not intended to depict investment performance of the contract. The example assumes that an owner purchases a contract with an Annuitant age 75 at the time of issue. In addition, the example assumes that:

   (1) the owner purchases the contract for $100,000;

   (2) the owner makes no additional purchase payments;

   (3) the owner takes no partial withdrawals; then


End of Annuitant's Contract Death Benefit
 Year      Age      Value      Amount
-----------------------------------------
  1        76      $103,000   $103,000
  2        77       112,000    112,000
  3        78        90,000    112,000
  4        79       135,000    135,000
  5        80       130,000    135,000
  6        81       150,000    135,000
  7        82       125,000    135,000
  8        83       145,000    135,000
-----------------------------------------


Partial withdrawals (including partial withdrawals taken pursuant to the terms of Lifetime Income Plus 2007 or Lifetime Income Plus 2008) will reduce the Annual Step-Up Death Benefit by the proportion that the partial withdrawal (including any surrender charge and any premium tax assessed) reduces your Contract Value.

APPENDIX B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

             No Optional Benefits (for Single Annuitants) Elected


                                                                                                         Number of
                                                                       Accumulation      Accumulation  Accumulation
                                                                      Unit Values at    Unit Values at   Units at
Subaccounts                                                         Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                           $ 9.96            $ 4.73          --       2008
                                                                           10.00              9.96          --       2007
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                   $10.40            $ 5.91          --       2008
                                                                           10.00             10.40          --       2007
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                            $10.19            $ 7.04          --       2008
                                                                           10.00             10.19          --       2007
-------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                  $10.49            $ 6.16          --       2008
                                                                           10.00             10.49          --       2007
-------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B         $10.24            $ 7.11          --       2008
                                                                           10.00             10.24          --       2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B           $10.51            $ 5.46          --       2008
                                                                           10.00             10.51          --       2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                $10.18            $ 5.96          --       2008
                                                                           10.00             10.18          --       2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B              $10.23            $ 4.72          --       2008
                                                                           10.00             10.23          --       2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                 $10.73            $ 6.39          --       2008
                                                                           10.00             10.73          --       2007
-------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                 $10.40            $ 5.59          --       2008
                                                                           10.00             10.40          --       2007
-------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                $10.32            $10.04          --       2008
                                                                           10.00             10.32          --       2007
-------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                     $ 9.83            $ 6.13          --       2008
                                                                           10.00              9.83          --       2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares               $10.66            $ 8.47          --       2008
                                                                           10.00             10.66          --       2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                $10.42            $ 6.09          --       2008
                                                                           10.00             10.42          --       2007
-------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares             $ 9.95            $ 5.88          --       2008
                                                                           10.00              9.95          --       2007
-------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                $10.83            $ 6.48          --       2008
                                                                           10.00             10.83          --       2007
-------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --           $11.30            $ 5.75          --       2008
   Class B                                                                         10.00             11.30          --       2007
---------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
---------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                    $10.09            $ 7.27          --       2008
                                                                                   10.00             10.09          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                               $10.01            $ 9.20          --       2008
                                                                                   10.00             10.01          --       2007
---------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
---------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                              $10.13            $ 7.27          --       2008
                                                                                   10.00             10.13          --       2007
---------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                            $10.07            $ 7.36          --       2008
                                                                                   10.00             10.07          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    $10.88            $ 6.25          --       2008
                                                                                   10.00             10.88          --       2007
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
---------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       $10.17            $ 6.62          --       2008
                                                                                   10.00             10.17          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $10.71            $ 6.06          --       2008
                                                                                   10.00             10.71          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $10.11            $ 5.86          --       2008
                                                                                   10.00             10.11          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 9.79            $ 5.53          --       2008
                                                                                   10.00              9.79          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $10.43            $ 5.99          --       2008
                                                                                   10.00             10.43          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $10.90            $ 5.68          --       2008
                                                                                   10.00             10.90          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.09            $ 9.63          --       2008
                                                                                   10.00             10.09          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $10.37            $ 6.19          --       2008
                                                                                   10.00             10.37          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.87            $ 4.75          --       2008
                                                                                   10.00              9.87          --       2007
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.02            $ 6.97          --       2008
                                                                                   10.00             10.02          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $10.03            $ 6.36          --       2008
                                                                                   10.00             10.03          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.11            $ 6.29          --       2008
                                                                                   10.00             10.11          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $10.21            $ 5.82          --       2008
                                                                                   10.00             10.21          --       2007
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.37            $ 6.87          --       2008
                                                                                   10.00             10.37          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.09            $ 9.47          --       2008
                                                                                   10.00             10.09          --       2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                        $10.42            $ 6.41          --       2008
                                                                                10.00             10.42          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                            $10.11            $10.22          --       2008
                                                                                10.00             10.11          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                 $10.26            $ 6.42          --       2008
                                                                                10.00             10.26          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                $ 9.45            $ 5.97          --       2008
                                                                                10.00              9.45          --       2007
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                        $10.13            $ 6.27          --       2008
                                                                                10.00             10.13          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                      $ 9.93            $ 6.12          --       2008
                                                                                10.00              9.93          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                          $10.45            $ 7.30          --       2008
                                                                                10.00             10.45          --       2007
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                           $10.26            $ 6.49          --       2008
                                                                                10.00             10.26          --       2007
------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                 $10.00            $ 6.44          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                         $10.00            $ 6.58          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                               $10.00            $ 7.03          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                    $10.00            $ 7.60          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                          $10.00            $ 7.48          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                $10.00            $ 7.25          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                     $10.00            $ 6.88          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                  $10.00            $ 7.66          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                $10.00            $10.59          --       2008
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                         $10.36            $ 8.59          --       2008
                                                                                10.00             10.36          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            $11.75            $ 6.47          --       2008
                                                                                10.00             11.75          --       2007
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $10.02            $ 5.89          --       2008
                                                                                10.00             10.02          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I          $10.02            $ 6.28          --       2008
                                                                                10.00             10.02          --       2007
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                 $10.44            $ 6.51          --       2008
                                                                                10.00             10.44          --       2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                        $10.42            $ 6.87          --       2008
                                                                                10.00             10.42          --       2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           $10.09            $ 7.75          --       2008
                                                                                10.00             10.09          --       2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              $11.07            $ 6.81          --       2008
                                                                                10.00             11.07          --       2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                             $10.00            $ 5.57          --       2008
                                                                              10.00             10.00          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                 $10.47            $ 5.62          --       2008
                                                                              10.00             10.47          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                    $10.14            $ 5.98          --       2008
                                                                              10.00             10.14          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                          $ 9.91            $ 6.01          --       2008
                                                                              10.00              9.91          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                $ 9.84            $ 6.03          --       2008
                                                                              10.00              9.84          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $10.16            $ 5.10          --       2008
                                                                              10.00             10.16          --       2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.43            $ 8.67          --       2008
                                                                              10.00             10.43          --       2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.23            $ 7.74          --       2008
                                                                              10.00             10.23          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.41            $12.07          --       2008
                                                                              10.00             10.41          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.27            $10.11          --       2008
                                                                              10.00             10.27          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.36            $10.73          --       2008
                                                                              10.00             10.36          --       2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.53            $ 6.31          --       2008
                                                                              10.00             10.53          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.63            $ 6.56          --       2008
                                                                              10.00             10.63          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $12.15            $ 5.62          --       2008
                                                                              10.00             12.15          --       2007
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $10.02            $ 7.66          --       2008
                                                                              10.00             10.02          --       2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 9.66            $ 6.13          --       2008
                                                                              10.00              9.66          --       2007
----------------------------------------------------------------------------------------------------------------------------

              No Optional Benefits (for Joint Annuitants) Elected


                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                 $ 9.95            $ 4.72          --       2008
                                                                                 10.00              9.95          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                         $10.39            $ 5.90          --       2008
                                                                                 10.00             10.39          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                                  $10.19            $ 7.02          --       2008
                                                                                 10.00             10.19          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                        $10.48            $ 6.15          --       2008
                                                                                 10.00             10.48          --       2007
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B               $10.23            $ 7.09          --       2008
                                                                                 10.00             10.23          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                 $10.51            $ 5.44          --       2008
                                                                                 10.00             10.51          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                      $10.17            $ 5.95          --       2008
                                                                                 10.00             10.17          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                    $10.22            $ 4.71          --       2008
                                                                                 10.00             10.22          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                       $10.73            $ 6.37          --       2008
                                                                                 10.00             10.73          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $10.39            $ 5.57          --       2008
                                                                                 10.00             10.39          --       2007
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.32            $10.01          --       2008
                                                                                 10.00             10.32          --       2007
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $ 9.83            $ 6.12          --       2008
                                                                                 10.00              9.83          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $10.66            $ 8.44          --       2008
                                                                                 10.00             10.66          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $10.42            $ 6.07          --       2008
                                                                                 10.00             10.42          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 9.94            $ 5.86          --       2008
                                                                                 10.00              9.94          --       2007
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $10.82            $ 6.47          --       2008
                                                                                 10.00             10.82          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $11.29            $ 5.74          --       2008
   Class B                                                                       10.00             11.29          --       2007
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.08            $ 7.25          --       2008
                                                                                 10.00             10.08          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.01            $ 9.17          --       2008
                                                                                 10.00             10.01          --       2007
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $10.13            $ 7.25          --       2008
                                                                                 10.00             10.13          --       2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                            $10.07            $ 7.34          --       2008
                                                                                   10.00             10.07          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    $10.88            $ 6.23          --       2008
                                                                                   10.00             10.88          --       2007
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
---------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       $10.17            $ 6.60          --       2008
                                                                                   10.00             10.17          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $10.70            $ 6.05          --       2008
                                                                                   10.00             10.70          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $10.10            $ 5.85          --       2008
                                                                                   10.00             10.10          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 9.78            $ 5.52          --       2008
                                                                                   10.00              9.78          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $10.42            $ 5.97          --       2008
                                                                                   10.00             10.42          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $10.89            $ 5.66          --       2008
                                                                                   10.00             10.89          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.09            $ 9.61          --       2008
                                                                                   10.00             10.09          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $10.36            $ 6.17          --       2008
                                                                                   10.00             10.36          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.87            $ 4.74          --       2008
                                                                                   10.00              9.87          --       2007
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.02            $ 6.95          --       2008
                                                                                   10.00             10.02          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $10.02            $ 6.34          --       2008
                                                                                   10.00             10.02          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.11            $ 6.27          --       2008
                                                                                   10.00             10.11          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $10.20            $ 5.81          --       2008
                                                                                   10.00             10.20          --       2007
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.36            $ 6.86          --       2008
                                                                                   10.00             10.36          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.09            $ 9.44          --       2008
                                                                                   10.00             10.09          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $10.42            $ 6.39          --       2008
                                                                                   10.00             10.42          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.10            $10.19          --       2008
                                                                                   10.00             10.10          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $10.26            $ 6.41          --       2008
                                                                                   10.00             10.26          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 9.44            $ 5.96          --       2008
                                                                                   10.00              9.44          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $10.12            $ 6.25          --       2008
                                                                                   10.00             10.12          --       2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                      $ 9.92            $ 6.11          --       2008
                                                                                10.00              9.92          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                          $10.45            $ 7.28          --       2008
                                                                                10.00             10.45          --       2007
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                           $10.26            $ 6.47          --       2008
                                                                                10.00             10.26          --       2007
------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                 $10.00            $ 6.43          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                         $10.00            $ 6.58          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                               $10.00            $ 7.02          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                    $10.00            $ 7.60          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                          $10.00            $ 7.47          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                $10.00            $ 7.24          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                     $10.00            $ 6.88          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                  $10.00            $ 7.65          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                $10.00            $10.59          --       2008
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                         $10.35            $ 8.57          --       2008
                                                                                10.00             10.35          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            $11.74            $ 6.45          --       2008
                                                                                10.00             11.74          --       2007
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $10.02            $ 5.87          --       2008
                                                                                10.00             10.02          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I          $10.01            $ 6.27          --       2008
                                                                                10.00             10.01          --       2007
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                 $10.44            $ 6.49          --       2008
                                                                                10.00             10.44          --       2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                        $10.41            $ 6.86          --       2008
                                                                                10.00             10.41          --       2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           $10.09            $ 7.73          --       2008
                                                                                10.00             10.09          --       2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              $11.06            $ 6.79          --       2008
                                                                                10.00             11.06          --       2007
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               $ 9.99            $ 5.56          --       2008
                                                                                10.00              9.99          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                   $10.46            $ 5.61          --       2008
                                                                                10.00             10.46          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      $10.13            $ 5.96          --       2008
                                                                                10.00             10.13          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            $ 9.90            $ 6.00          --       2008
                                                                                10.00              9.90          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                  $ 9.84            $ 6.02          --       2008
                                                                                10.00              9.84          --       2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $10.15            $ 5.09          --       2008
                                                                              10.00             10.15          --       2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.42            $ 8.64          --       2008
                                                                              10.00             10.42          --       2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.23            $ 7.72          --       2008
                                                                              10.00             10.23          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.40            $12.04          --       2008
                                                                              10.00             10.40          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.27            $10.09          --       2008
                                                                              10.00             10.27          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.36            $10.71          --       2008
                                                                              10.00             10.36          --       2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.53            $ 6.29          --       2008
                                                                              10.00             10.53          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.62            $ 6.54          --       2008
                                                                              10.00             10.62          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $12.14            $ 5.61          --       2008
                                                                              10.00             12.14          --       2007
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $10.01            $ 7.64          --       2008
                                                                              10.00             10.01          --       2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 9.66            $ 6.12          --       2008
                                                                              10.00              9.66          --       2007
----------------------------------------------------------------------------------------------------------------------------

            Payment Optimizer Plus (for Single Annuitants) Elected


                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                 $10.18            $ 4.70            --     2008
                                                                                 10.00             10.18            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                         $ 9.94            $ 5.87            --     2008
                                                                                 10.00              9.94            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                                  $10.38            $ 6.99            --     2008
                                                                                 10.00             10.38            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                        $10.47            $ 6.12            --     2008
                                                                                 10.00             10.47         1,957     2007
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B               $10.22            $ 7.02            --     2008
                                                                                 10.00             10.22            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                 $10.50            $ 5.42            --     2008
                                                                                 10.00             10.50            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                      $10.16            $ 5.93            --     2008
                                                                                 10.00             10.16            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                    $10.21            $ 4.69            --     2008
                                                                                 10.00             10.21         4,525     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                       $10.72            $ 6.34            --     2008
                                                                                 10.00             10.72            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $10.38            $ 5.55            --     2008
                                                                                 10.00             10.38            --     2007
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.31            $ 9.98            --     2008
                                                                                 10.00             10.31            --     2007
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $ 9.82            $ 6.09            --     2008
                                                                                 10.00              9.82            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $10.65            $ 8.41            --     2008
                                                                                 10.00             10.65            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $10.41            $ 6.05            --     2008
                                                                                 10.00             10.41            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 9.93            $ 5.84            --     2008
                                                                                 10.00              9.93            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $10.81            $ 6.44            --     2008
                                                                                 10.00             10.81            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $11.28            $ 5.72            --     2008
   Class B                                                                       10.00             11.28         1,823     2007
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.07            $ 7.22            --     2008
                                                                                 10.00             10.07           495     2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $10.00            $ 9.13            --     2008
                                                                                 10.00             10.00            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $10.12            $ 7.22            --     2008
                                                                                 10.00             10.12            --     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                            $10.06            $ 7.31            --     2008
                                                                                   10.00             10.06            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    $10.87            $ 6.21            --     2008
                                                                                   10.00             10.87            --     2007
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
---------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       $10.16            $ 6.58            --     2008
                                                                                   10.00             10.16            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $10.69            $ 6.02            --     2008
                                                                                   10.00             10.69         1,667     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $10.09            $ 5.82            --     2008
                                                                                   10.00             10.09            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 9.77            $ 5.50            --     2008
                                                                                   10.00              9.77         1,550     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $10.41            $ 5.95            --     2008
                                                                                   10.00             10.41            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $10.88            $ 5.64            --     2008
                                                                                   10.00             10.88            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.08            $ 9.57            --     2008
                                                                                   10.00             10.08           498     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $10.35            $ 6.15            --     2008
                                                                                   10.00             10.35           497     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.86            $ 4.72            --     2008
                                                                                   10.00              9.86            --     2007
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.01            $ 6.92            --     2008
                                                                                   10.00             10.01            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $10.10            $ 6.32            --     2008
                                                                                   10.00             10.10            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.19            $ 6.25            --     2008
                                                                                   10.00             10.19            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $10.01            $ 5.78            --     2008
                                                                                   10.00             10.01            --     2007
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.35            $ 6.83            --     2008
                                                                                   10.00             10.35            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.08            $ 6.83            --     2008
                                                                                   10.00             10.08            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.41            $ 9.41            --     2008
                                                                                   10.00             10.41           490     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $10.09            $ 6.36            --     2008
                                                                                   10.00             10.09            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.25            $10.15            --     2008
                                                                                   10.00             10.25            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 9.43            $ 6.38            --     2008
                                                                                   10.00              9.43            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $10.11            $ 5.93            --     2008
                                                                                   10.00             10.11         1,247     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                        $ 9.91            $ 6.22            --     2008
                                                                                10.00              9.91            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                      $10.44            $ 6.08            --     2008
                                                                                10.00             10.44            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                          $10.25            $ 7.25            --     2008
                                                                                10.00             10.25            --     2007
------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                 $10.00            $ 6.43            --     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                         $10.00            $ 6.57            --     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                               $10.00            $ 7.02            --     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                    $10.00            $ 7.59            --     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                          $10.00            $ 7.46            --     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                $10.00            $ 7.24            --     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                     $10.00            $ 6.87            --     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                  $10.00            $ 7.64            --     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                $10.00            $10.58            --     2008
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                         $10.34            $ 8.54            --     2008
                                                                                10.00             10.34            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            $11.73            $ 6.43            --     2008
                                                                                10.00             11.73         1,538     2007
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $10.01            $ 5.85            --     2008
                                                                                10.00             10.01            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I          $10.00            $ 6.24            --     2008
                                                                                10.00             10.00            --     2007
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                 $10.43            $ 6.46            --     2008
                                                                                10.00             10.43            --     2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                        $10.40            $ 6.83            --     2008
                                                                                10.00             10.40            --     2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           $10.08            $ 7.70            --     2008
                                                                                10.00             10.08            --     2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              $11.05            $ 6.76            --     2008
                                                                                10.00             11.05            --     2007
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               $ 9.98            $ 5.53            --     2008
                                                                                10.00              9.98            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                   $10.45            $ 5.59            --     2008
                                                                                10.00             10.45            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      $10.12            $ 5.94            --     2008
                                                                                10.00             10.12            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            $ 9.89            $ 5.97            --     2008
                                                                                10.00              9.89            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                  $ 9.83            $ 5.99            --     2008
                                                                                10.00              9.83         1,035     2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $10.14            $ 5.07            --     2008
                                                                              10.00             10.14            --     2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.41            $ 8.61            --     2008
                                                                              10.00             10.41            --     2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.22            $ 7.69            --     2008
                                                                              10.00             10.22            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.39            $11.99            --     2008
                                                                              10.00             10.39           488     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.26            $10.04            --     2008
                                                                              10.00             10.26         2,931     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.35            $10.66            --     2008
                                                                              10.00             10.35           487     2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.52            $ 6.27            --     2008
                                                                              10.00             10.52         1,201     2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.61            $ 6.52            --     2008
                                                                              10.00             10.61            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $12.13            $ 5.58            --     2008
                                                                              10.00             12.13           440     2007
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $10.00            $ 7.61            --     2008
                                                                              10.00             10.00            --     2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 9.65            $ 6.09            --     2008
                                                                              10.00              9.65         1,549     2007
----------------------------------------------------------------------------------------------------------------------------

             Payment Optimizer Plus (for Joint Annuitants) Elected


                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                 $10.17            $ 4.69          --       2008
                                                                                 10.00             10.17          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                         $10.93            $ 5.86          --       2008
                                                                                 10.00              9.93          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                                  $10.37            $ 6.98          --       2008
                                                                                 10.00             10.37          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                        $10.46            $ 6.11          --       2008
                                                                                 10.00             10.46          --       2007
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B               $10.21            $ 7.05          --       2008
                                                                                 10.00             10.21          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                 $10.49            $ 5.41          --       2008
                                                                                 10.00             10.49          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                      $10.15            $ 5.91          --       2008
                                                                                 10.00             10.15          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                    $10.20            $ 4.68          --       2008
                                                                                 10.00             10.20          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                       $10.71            $ 6.33          --       2008
                                                                                 10.00             10.71          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $10.37            $ 5.54          --       2008
                                                                                 10.00             10.37          --       2007
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.30            $ 9.96          --       2008
                                                                                 10.00             10.30          --       2007
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $ 9.81            $ 6.08          --       2008
                                                                                 10.00              9.81          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $10.64            $ 8.39          --       2008
                                                                                 10.00             10.64          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $10.39            $ 6.04          --       2008
                                                                                 10.00             10.39          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 9.92            $ 5.83          --       2008
                                                                                 10.00              9.92          --       2007
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $10.80            $ 6.43          --       2008
                                                                                 10.00             10.80          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $11.27            $ 5.70          --       2008
   Class B                                                                       10.00             11.27          --       2007
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.06            $ 7.20          --       2008
                                                                                 10.00             10.06          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.99            $ 9.12          --       2008
                                                                                 10.00              9.99          --       2007
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $10.11            $ 7.21          --       2008
                                                                                 10.00             10.11          --       2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $10.05            $ 7.30          --       2008
                                                                         10.00             10.05          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $10.85            $ 6.20          --       2008
                                                                         10.00             10.85          --       2007
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.15            $ 6.57          --       2008
                                                                         10.00             10.15          --       2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $10.68            $ 6.01          --       2008
                                                                         10.00             10.68          --       2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $10.08            $ 5.81          --       2008
                                                                         10.00             10.08          --       2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 9.76            $ 5.49          --       2008
                                                                         10.00              9.76          --       2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $10.40            $ 5.94          --       2008
                                                                         10.00             10.40          --       2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $10.87            $ 5.63          --       2008
                                                                         10.00             10.87          --       2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.07            $ 9.55          --       2008
                                                                         10.00             10.07          --       2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $10.34            $ 6.14          --       2008
                                                                         10.00             10.34          --       2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $ 9.85            $ 4.71          --       2008
                                                                         10.00              9.85          --       2007
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     $10.00            $ 6.91          --       2008
                                                                         10.00             10.00          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund --              $10.09            $ 6.30          --       2008
   Class 2 Shares                                                        10.00             10.09          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       $10.18            $ 6.23          --       2008
                                                                         10.00             10.18          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                    $10.00            $ 5.77          --       2008
                                                                         10.00             10.00          --       2007
-----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                              $10.34            $ 6.82          --       2008
                                                                         10.00             10.34          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                              $10.07            $ 6.82          --       2008
                                                                         10.00             10.07          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                         $10.40            $ 9.39          --       2008
                                                                         10.00             10.40          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                 $10.08            $ 6.35          --       2008
                                                                         10.00             10.08          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                     $10.23            $10.13          --       2008
                                                                         10.00             10.23          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                          $ 9.42            $ 6.37          --       2008
                                                                         10.00              9.42          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                         $10.10            $ 5.92          --       2008
                                                                         10.00             10.10          --       2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                        $ 9.90            $ 6.21          --       2008
                                                                                10.00              9.90          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                      $10.43            $ 6.07          --       2008
                                                                                10.00             10.43          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                          $10.24            $ 7.24          --       2008
                                                                                10.00             10.24          --       2007
------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                 $10.00            $ 6.42          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                         $10.00            $ 6.57          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                               $10.00            $ 7.01          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                    $10.00            $ 7.59          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                          $10.00            $ 7.46          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                $10.00            $ 7.23          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                     $10.00            $ 6.87          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                  $10.00            $ 7.64          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                $10.00            $10.57          --       2008
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                         $10.33            $ 8.52          --       2008
                                                                                10.00             10.33          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            $10.72            $ 6.41          --       2008
                                                                                10.00             11.72          --       2007
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $10.00            $ 5.84          --       2008
                                                                                10.00             10.00          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I          $ 9.99            $ 6.23          --       2008
                                                                                10.00              9.99          --       2007
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                 $10.42            $ 6.45          --       2008
                                                                                10.00             10.42          --       2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                        $10.39            $ 6.82          --       2008
                                                                                10.00             10.39          --       2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           $10.06            $ 7.68          --       2008
                                                                                10.00             10.06          --       2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              $11.04            $ 6.75          --       2008
                                                                                10.00             11.04          --       2007
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               $ 9.97            $ 5.52          --       2008
                                                                                10.00              9.97          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                   $10.44            $ 5.57          --       2008
                                                                                10.00             10.44          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      $10.11            $ 5.93          --       2008
                                                                                10.00             10.11          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            $ 9.88            $ 5.96          --       2008
                                                                                10.00              9.88          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                  $ 9.82            $ 5.98          --       2008
                                                                                10.00              9.82          --       2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $10.13            $ 5.06          --       2008
                                                                              10.00             10.13          --       2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.40            $ 8.59          --       2008
                                                                              10.00             10.40          --       2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.21            $ 7.67          --       2008
                                                                              10.00             10.21          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.38            $11.97          --       2008
                                                                              10.00             10.38          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.25            $10.02          --       2008
                                                                              10.00             10.25          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.33            $10.64          --       2008
                                                                              10.00             10.33          --       2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.51            $ 6.26          --       2008
                                                                              10.00             10.51          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.60            $ 6.50          --       2008
                                                                              10.00             10.60          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $12.12            $ 5.57          --       2008
                                                                              10.00             12.12          --       2007
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.99            $ 7.59          --       2008
                                                                              10.00              9.99          --       2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 9.64            $ 6.08          --       2008
                                                                              10.00              9.64          --       2007
----------------------------------------------------------------------------------------------------------------------------

           Lifetime Income Plus 2007 (for Single Annuitants) Elected


                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                                  $10.17            $ 6.97            --     2008
                                                                                 10.00             10.17            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                 $ 9.93            $ 4.69            --     2008
                                                                                 10.00              9.93            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                         $10.38            $ 5.85            --     2008
                                                                                 10.00             10.38            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                        $10.46            $ 6.10            --     2008
                                                                                 10.00             10.46            --     2007
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B               $10.22            $ 7.00            --     2008
                                                                                 10.00             10.22        34,540     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                 $10.49            $ 5.41            --     2008
                                                                                 10.00             10.49            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                      $10.15            $ 5.91            --     2008
                                                                                 10.00             10.15            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                    $10.20            $ 4.68            --     2008
                                                                                 10.00             10.20            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                       $10.71            $ 6.32            --     2008
                                                                                 10.00             10.71            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $10.37            $ 5.53            --     2008
                                                                                 10.00             10.37            --     2007
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.30            $ 9.94            --     2008
                                                                                 10.00             10.30            --     2007
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $ 9.81            $ 6.07            --     2008
                                                                                 10.00              9.81            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $10.64            $ 8.38            --     2008
                                                                                 10.00             10.64            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $10.40            $ 6.03            --     2008
                                                                                 10.00             10.40            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 9.93            $ 5.82            --     2008
                                                                                 10.00              9.93            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $10.80            $ 6.42            --     2008
                                                                                 10.00             10.80            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $11.27            $ 5.70            --     2008
   Class B                                                                       10.00             11.27            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.07            $ 7.19            --     2008
                                                                                 10.00             10.07            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.99            $ 9.10            --     2008
                                                                                 10.00              9.99            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $10.11            $ 7.20            --     2008
                                                                                 10.00             10.11            --     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                            $10.05            $ 7.29          --       2008
                                                                                   10.00             10.05          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    $10.86            $ 6.19          --       2008
                                                                                   10.00             10.86          --       2007
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
---------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       $10.15            $ 6.56          --       2008
                                                                                   10.00             10.15          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $10.68            $ 6.00          --       2008
                                                                                   10.00             10.68          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $10.09            $ 5.80          --       2008
                                                                                   10.00             10.09          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 9.77            $ 5.48          --       2008
                                                                                   10.00              9.77          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $10.41            $ 5.93          --       2008
                                                                                   10.00             10.41          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $10.88            $ 5.62          --       2008
                                                                                   10.00             10.88          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.07            $ 9.54          --       2008
                                                                                   10.00             10.07          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $10.35            $ 6.13          --       2008
                                                                                   10.00             10.35          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.85            $ 4.71          --       2008
                                                                                   10.00              9.85          --       2007
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $10.00            $ 6.90          --       2008
                                                                                   10.00             10.00          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $10.01            $ 6.29          --       2008
                                                                                   10.00             10.01          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $10.09            $ 6.23          --       2008
                                                                                   10.00             10.09          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $10.19            $ 5.76          --       2008
                                                                                   10.00             10.19          --       2007
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $10.35            $ 6.81          --       2008
                                                                                   10.00             10.35          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.07            $ 9.37          --       2008
                                                                                   10.00             10.07          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $10.40            $ 6.34          --       2008
                                                                                   10.00             10.40          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.08            $10.11          --       2008
                                                                                   10.00             10.08          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $10.24            $ 6.36          --       2008
                                                                                   10.00             10.24          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 9.42            $ 5.91          --       2008
                                                                                   10.00              9.42          --       2007
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $10.10            $ 6.20          --       2008
                                                                                   10.00             10.10          --       2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                      $ 9.90            $ 6.06          --       2008
                                                                                10.00              9.90          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                          $10.43            $ 7.23          --       2008
                                                                                10.00             10.43          --       2007
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                           $10.24            $ 6.42          --       2008
                                                                                10.00             10.24          --       2007
------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                 $10.00            $ 6.42          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                         $10.00            $ 6.57          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                               $10.00            $ 7.01          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                    $10.00            $ 7.58          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                          $10.00            $ 7.46          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                $10.00            $ 7.23          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                     $10.00            $ 6.87          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                  $10.00            $ 7.64          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                $10.00            $10.57          --       2008
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                         $10.33            $ 8.51          --       2008
                                                                                10.00             10.33          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            $11.72            $ 6.40          --       2008
                                                                                10.00             11.72          --       2007
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $10.00            $ 5.83          --       2008
                                                                                10.00             10.00          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I          $10.00            $ 6.22          --       2008
                                                                                10.00             10.00          --       2007
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                 $10.42            $ 6.44          --       2008
                                                                                10.00             10.42          --       2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                        $10.39            $ 6.81          --       2008
                                                                                10.00             10.39          --       2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           $10.07            $ 7.67          --       2008
                                                                                10.00             10.07          --       2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              $11.05            $ 6.74          --       2008
                                                                                10.00             11.05          --       2007
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               $ 9.97            $ 5.52          --       2008
                                                                                10.00              9.97          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                   $10.44            $ 5.57          --       2008
                                                                                10.00             10.44          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      $10.11            $ 5.92          --       2008
                                                                                10.00             10.11          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            $ 9.89            $ 5.95          --       2008
                                                                                10.00              9.89          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                  $ 9.82            $ 5.97          --       2008
                                                                                10.00              9.82          --       2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $10.14            $ 5.05          --       2008
                                                                              10.00             10.14          --       2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.40            $ 8.58          --       2008
                                                                              10.00             10.40          --       2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.21            $ 7.66          --       2008
                                                                              10.00             10.21          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.39            $11.95          --       2008
                                                                              10.00             10.39          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.25            $10.01          --       2008
                                                                              10.00             10.25          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.34            $10.63          --       2008
                                                                              10.00             10.34          --       2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.51            $ 6.25          --       2008
                                                                              10.00             10.51          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.60            $ 6.50          --       2008
                                                                              10.00             10.60          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $12.12            $ 5.57          --       2008
                                                                              10.00             12.12          --       2007
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $10.00            $ 7.58          --       2008
                                                                              10.00             10.00          --       2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 9.64            $ 6.07          --       2008
                                                                              10.00              9.64          --       2007
----------------------------------------------------------------------------------------------------------------------------

           Lifetime Income Plus 2007 (for Joint Annuitants) Elected


                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                                  $10.17            $ 6.96          --       2008
                                                                                 10.00             10.17          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                 $ 9.93            $ 4.68          --       2008
                                                                                 10.00              9.93          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                         $10.37            $ 5.85          --       2008
                                                                                 10.00             10.37          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                        $10.46            $ 6.10          --       2008
                                                                                 10.00             10.46          --       2007
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B               $10.21            $ 7.03          --       2008
                                                                                 10.00             10.21          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                 $10.49            $ 5.40          --       2008
                                                                                 10.00             10.49          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                      $10.15            $ 5.90          --       2008
                                                                                 10.00             10.15          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                    $10.20            $ 4.67          --       2008
                                                                                 10.00             10.20          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                       $10.71            $ 6.31          --       2008
                                                                                 10.00             10.71          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $10.37            $ 5.52          --       2008
                                                                                 10.00             10.37          --       2007
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.30            $ 9.93          --       2008
                                                                                 10.00             10.30          --       2007
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $ 9.81            $ 6.06          --       2008
                                                                                 10.00              9.81          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $10.64            $ 8.37          --       2008
                                                                                 10.00             10.64          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $10.39            $ 6.02          --       2008
                                                                                 10.00             10.39          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 9.92            $ 5.81          --       2008
                                                                                 10.00              9.92          --       2007
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $10.80            $ 6.41          --       2008
                                                                                 10.00             10.80          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $11.27            $ 5.69          --       2008
   Class B                                                                       10.00             11.27          --       2007
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.06            $ 7.19          --       2008
                                                                                 10.00             10.06          --       2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.99            $ 9.09          --       2008
                                                                                 10.00              9.99          --       2007
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $10.11            $ 7.19          --       2008
                                                                                 10.00             10.11          --       2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                       Number of
                                                                     Accumulation      Accumulation  Accumulation
                                                                    Unit Values at    Unit Values at   Units at
Subaccounts                                                       Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                  $10.05            $ 7.28          --       2008
                                                                         10.00             10.05          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                          $10.85            $ 6.18          --       2008
                                                                         10.00             10.85          --       2007
-----------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
-----------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                             $10.15            $ 6.55          --       2008
                                                                         10.00             10.15          --       2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                        $10.68            $ 6.00          --       2008
                                                                         10.00             10.68          --       2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2         $10.08            $ 5.80          --       2008
                                                                         10.00             10.08          --       2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                        $ 9.76            $ 5.47          --       2008
                                                                         10.00              9.76          --       2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                      $10.40            $ 5.92          --       2008
                                                                         10.00             10.40          --       2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                               $10.87            $ 5.61          --       2008
                                                                         10.00             10.87          --       2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                $10.07            $ 9.52          --       2008
                                                                         10.00             10.07          --       2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                              $10.34            $ 6.12          --       2008
                                                                         10.00             10.34          --       2007
-----------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                     $ 9.85            $ 4.70          --       2008
                                                                         10.00              9.85          --       2007
-----------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
-----------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                     $10.00            $ 6.89          --       2008
                                                                         10.00             10.00          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund --              $10.00            $ 6.29          --       2008
   Class 2 Shares                                                        10.00             10.00          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                       $10.09            $ 6.22          --       2008
                                                                         10.00             10.09          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                    $10.18            $ 5.76          --       2008
                                                                         10.00             10.18          --       2007
-----------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                              $10.34            $ 6.80          --       2008
                                                                         10.00             10.34          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                         $10.07            $ 9.36          --       2008
                                                                         10.00             10.07          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                 $10.40            $ 6.34          --       2008
                                                                         10.00             10.40          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                     $10.08            $10.10          --       2008
                                                                         10.00             10.08          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                          $10.23            $ 6.35          --       2008
                                                                         10.00             10.23          --       2007
-----------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                         $ 9.42            $ 5.91          --       2008
                                                                         10.00              9.42          --       2007
-----------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                 $10.10            $ 6.20          --       2008
                                                                         10.00             10.10          --       2007
-----------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                      $ 9.90            $ 6.05          --       2008
                                                                                10.00              9.90          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                          $10.43            $ 7.22          --       2008
                                                                                10.00             10.43          --       2007
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                           $10.24            $ 6.41          --       2008
                                                                                10.00             10.24          --       2007
------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                 $10.00            $ 6.42          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                         $10.00            $ 6.56          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                               $10.00            $ 7.01          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                    $10.00            $ 7.58          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                          $10.00            $ 7.45          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                $10.00            $ 7.23          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                     $10.00            $ 6.87          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                  $10.00            $ 7.63          --       2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                $10.00            $10.57          --       2008
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                         $10.33            $ 8.50          --       2008
                                                                                10.00             10.33          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            $11.72            $ 6.40          --       2008
                                                                                10.00             11.72          --       2007
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $10.00            $ 5.82          --       2008
                                                                                10.00             10.00          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I          $ 9.99            $ 6.21          --       2008
                                                                                10.00              9.99          --       2007
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                 $10.42            $ 6.43          --       2008
                                                                                10.00             10.42          --       2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                        $10.39            $ 6.80          --       2008
                                                                                10.00             10.39          --       2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           $10.06            $ 7.66          --       2008
                                                                                10.00             10.06          --       2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              $11.04            $ 6.73          --       2008
                                                                                10.00             11.04          --       2007
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               $ 9.97            $ 5.51          --       2008
                                                                                10.00              9.97          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                   $10.44            $ 5.56          --       2008
                                                                                10.00             10.44          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      $10.11            $ 5.91          --       2008
                                                                                10.00             10.11          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            $ 9.88            $ 5.94          --       2008
                                                                                10.00              9.88          --       2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                  $ 9.82            $ 5.96          --       2008
                                                                                10.00              9.82          --       2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $10.13            $ 5.04          --       2008
                                                                              10.00             10.13          --       2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $10.40            $ 8.57          --       2008
                                                                              10.00             10.40          --       2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.21            $ 7.65          --       2008
                                                                              10.00             10.21          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.38            $11.93          --       2008
                                                                              10.00             10.38          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.25            $10.00          --       2008
                                                                              10.00             10.25          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.33            $10.61          --       2008
                                                                              10.00             10.33          --       2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $10.51            $ 6.24          --       2008
                                                                              10.00             10.51          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $10.60            $ 6.49          --       2008
                                                                              10.00             10.60          --       2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $12.12            $ 5.56          --       2008
                                                                              10.00             12.12          --       2007
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.99            $ 7.57          --       2008
                                                                              10.00              9.99          --       2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 9.64            $ 6.06          --       2008
                                                                              10.00              9.64          --       2007
----------------------------------------------------------------------------------------------------------------------------

           Lifetime Income Plus 2008 (for Single Annuitants) Elected


                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                                  $ 9.69            $ 6.69            --     2008
                                                                                 10.00              9.69            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                 $ 9.70            $ 4.61            --     2008
                                                                                 10.00              9.70            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                         $ 9.73            $ 5.53            --     2008
                                                                                 10.00              9.73            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                        $ 9.65            $ 5.67         9,541     2008
                                                                                 10.00              9.65           547     2007
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B               $ 9.78            $ 6.79            --     2008
                                                                                 10.00              9.78            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                 $ 9.82            $ 5.10            --     2008
                                                                                 10.00              9.82            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                      $ 9.73            $ 5.70            --     2008
                                                                                 10.00              9.73            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                    $ 9.52            $ 4.40        15,474     2008
                                                                                 10.00              9.52         1,248     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                       $ 9.79            $ 5.82            --     2008
                                                                                 10.00              9.79            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $ 9.75            $ 5.24            --     2008
                                                                                 10.00              9.75            --     2007
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.16            $ 9.88         7,138     2008
                                                                                 10.00             10.16            --     2007
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $ 9.64            $ 6.01            --     2008
                                                                                 10.00              9.64            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $ 9.90            $ 7.86         4,662     2008
                                                                                 10.00              9.90            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 9.75            $ 5.69            --     2008
                                                                                 10.00              9.75            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 9.69            $ 5.73            --     2008
                                                                                 10.00              9.69            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 9.71            $ 5.81            --     2008
                                                                                 10.00              9.71            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 9.64            $ 4.91         8,247     2008
   Class B                                                                       10.00              9.64           550     2007
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.02            $ 7.22         2,078     2008
                                                                                 10.00             10.02           128     2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.58            $ 8.80            --     2008
                                                                                 10.00              9.58            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 9.69            $ 6.95            --     2008
                                                                                 10.00              9.69            --     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                            $ 9.99            $ 7.30            --     2008
                                                                                   10.00              9.99            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    $ 9.85            $ 5.66         5,000     2008
                                                                                   10.00              9.85            --     2007
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
---------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       $ 9.83            $ 6.40            --     2008
                                                                                   10.00              9.83            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 9.80            $ 5.55            --     2008
                                                                                   10.00              9.80           466     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 9.36            $ 5.43            --     2008
                                                                                   10.00              9.36            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 9.64            $ 5.45            --     2008
                                                                                   10.00              9.64           403     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 9.73            $ 5.59            --     2008
                                                                                   10.00              9.73            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 9.72            $ 5.06            --     2008
                                                                                   10.00              9.72            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.09            $ 9.63            --     2008
                                                                                   10.00             10.09           127     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.78            $ 5.84            --     2008
                                                                                   10.00              9.78           134     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.62            $ 4.63            --     2008
                                                                                   10.00              9.62            --     2007
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 9.87            $ 6.86         8,740     2008
                                                                                   10.00              9.87            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.73            $ 6.17            --     2008
                                                                                   10.00              9.73            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.69            $ 6.02        13,510     2008
                                                                                   10.00              9.69            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 9.64            $ 5.50            --     2008
                                                                                   10.00              9.64            --     2007
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.82            $ 6.51            --     2008
                                                                                   10.00              9.82            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.12            $ 9.49            --     2008
                                                                                   10.00             10.12            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 9.75            $ 5.99            --     2008
                                                                                   10.00              9.75           133     2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.02            $10.13            --     2008
                                                                                   10.00             10.02            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 9.80            $ 6.13            --     2008
                                                                                   10.00              9.80            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 9.01            $ 5.70         4,960     2008
                                                                                   10.00              9.01            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $ 9.69            $ 5.99            --     2008
                                                                                   10.00              9.69           334     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                      $ 9.62            $ 5.94            --     2008
                                                                                10.00              9.62            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                          $ 9.82            $ 6.85            --     2008
                                                                                10.00              9.82            --     2007
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                           $ 9.77            $ 6.18            --     2008
                                                                                10.00              9.77            --     2007
------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                 $10.00            $ 6.44            --     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                         $10.00            $ 6.58         4,298     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                               $10.00            $ 7.03            --     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                    $10.00            $ 7.60        12,420     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                          $10.00            $ 7.48        14,572     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                $10.00            $ 7.25        20,503     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                     $10.00            $ 6.88         5,992     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                  $10.00            $ 7.66         3,622     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                $10.00            $10.59         3,002     2008
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                         $ 9.85            $ 8.17            --     2008
                                                                                10.00              9.85            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            $ 9.93            $ 5.47        19,839     2008
                                                                                10.00              9.93           468     2007
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $ 9.71            $ 5.70            --     2008
                                                                                10.00              9.71            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I          $ 9.68            $ 6.07            --     2008
                                                                                10.00              9.68            --     2007
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                 $ 9.79            $ 6.10            --     2008
                                                                                10.00              9.79            --     2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                        $ 9.74            $ 6.43            --     2008
                                                                                10.00              9.74            --     2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           $ 9.85            $ 7.56            --     2008
                                                                                10.00              9.85            --     2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              $ 9.83            $ 6.05            --     2008
                                                                                10.00              9.83            --     2007
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               $ 9.84            $ 5.48            --     2008
                                                                                10.00              9.84            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                   $ 9.71            $ 5.21            --     2008
                                                                                10.00              9.71            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      $ 9.69            $ 5.72         9,544     2008
                                                                                10.00              9.69            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            $ 9.68            $ 5.88        23,133     2008
                                                                                10.00              9.68            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                  $ 9.64            $ 5.90         4,619     2008
                                                                                10.00              9.64           269     2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $ 9.63            $ 4.83            --     2008
                                                                              10.00              9.63            --     2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.99            $ 8.30            --     2008
                                                                              10.00              9.99            --     2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.03            $ 7.58         2,081     2008
                                                                              10.00             10.03            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.23            $11.87         1,272     2008
                                                                              10.00             10.23           125     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.07            $ 9.91        15,522     2008
                                                                              10.00             10.07           766     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.13            $10.49         7,261     2008
                                                                              10.00             10.13           127     2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 9.65            $ 5.78            --     2008
                                                                              10.00              9.65           335     2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.77            $ 6.03            --     2008
                                                                              10.00              9.77            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $10.13            $ 4.69         5,539     2008
                                                                              10.00             10.13           134     2007
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.73            $ 7.44            --     2008
                                                                              10.00              9.73            --     2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 9.50            $ 6.03            --     2008
                                                                              10.00              9.50           404     2007
----------------------------------------------------------------------------------------------------------------------------

           Lifetime Income Plus 2008 (for Joint Annuitants) Elected


                                                                                                               Number of
                                                                             Accumulation      Accumulation  Accumulation
                                                                            Unit Values at    Unit Values at   Units at
Subaccounts                                                               Beginning of Period End of Period  End of Period Year
-------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Core Equity Fund -- Series I shares                                  $ 9.69            $ 6.68            --     2008
                                                                                 10.00              9.69            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                                 $ 9.70            $ 4.60            --     2008
                                                                                 10.00              9.70            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares                         $ 9.72            $ 5.52            --     2008
                                                                                 10.00              9.72            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AIM V.I. International Growth Fund -- Series II shares                        $ 9.65            $ 5.66         1,302     2008
                                                                                 10.00              9.65         2,508     2007
-------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B               $ 9.78            $ 6.77            --     2008
                                                                                 10.00              9.78            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Thematic Growth Portfolio -- Class B                 $ 9.82            $ 5.09            --     2008
                                                                                 10.00              9.82            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B                      $ 9.72            $ 5.69            --     2008
                                                                                 10.00              9.72            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein International Value Portfolio -- Class B                    $ 9.52            $ 4.39         2,084     2008
                                                                                 10.00              9.52         5,673     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B                       $ 9.79            $ 5.81            --     2008
                                                                                 10.00              9.79            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B                       $ 9.75            $ 5.23            --     2008
                                                                                 10.00              9.75            --     2007
-------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  VP Inflation Protection Fund -- Class II                                      $10.16            $ 9.86           734     2008
                                                                                 10.00             10.16            --     2007
-------------------------------------------------------------------------------------------------------------------------------
BlackRock Variable Series Funds, Inc.
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Basic Value V.I. Fund -- Class III Shares                           $ 9.63            $ 6.00            --     2008
                                                                                 10.00              9.63            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Global Allocation V.I. Fund -- Class III Shares                     $ 9.90            $ 7.85            --     2008
                                                                                 10.00              9.90            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Large Cap Growth V.I. Fund -- Class III Shares                      $ 9.74            $ 5.68            --     2008
                                                                                 10.00              9.74            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  BlackRock Value Opportunities V.I. Fund -- Class III Shares                   $ 9.69            $ 5.71            --     2008
                                                                                 10.00              9.69            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series -- Class A                      $ 9.71            $ 5.80            --     2008
                                                                                 10.00              9.71            --     2007
-------------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series --         $ 9.64            $ 4.90         1,135     2008
   Class B                                                                       10.00              9.64         2,501     2007
-------------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-------------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                  $10.02            $ 7.20           250     2008
                                                                                 10.00             10.02           610     2007
-------------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                             $ 9.58            $ 8.78            --     2008
                                                                                 10.00              9.58            --     2007
-------------------------------------------------------------------------------------------------------------------------------
Evergreen Variable Annuity Trust
-------------------------------------------------------------------------------------------------------------------------------
  Evergreen VA Omega Fund -- Class 2                                            $ 9.69            $ 6.94            --     2008
                                                                                 10.00              9.69            --     2007
-------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Number of
                                                                               Accumulation      Accumulation  Accumulation
                                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                                 Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
---------------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                            $ 9.99            $ 7.28            --     2008
                                                                                   10.00              9.99            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                    $ 9.85            $ 5.64           681     2008
                                                                                   10.00              9.85            --     2007
---------------------------------------------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products Funds
---------------------------------------------------------------------------------------------------------------------------------
  VIP Balanced Portfolio -- Service Class 2                                       $ 9.83            $ 6.38            --     2008
                                                                                   10.00              9.83            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                                  $ 9.80            $ 5.54            --     2008
                                                                                   10.00              9.80         2,173     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                   $ 9.36            $ 5.42            --     2008
                                                                                   10.00              9.36            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2                                  $ 9.64            $ 5.44            --     2008
                                                                                   10.00              9.64         1,870     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2                                $ 9.73            $ 5.58            --     2008
                                                                                   10.00              9.73            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                                         $ 9.72            $ 5.05            --     2008
                                                                                   10.00              9.72            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Investment Grade Bond Portfolio -- Service Class 2                          $10.09            $ 9.61            --     2008
                                                                                   10.00             10.09           609     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Mid Cap Portfolio -- Service Class 2                                        $ 9.78            $ 5.83            --     2008
                                                                                   10.00              9.78           623     2007
---------------------------------------------------------------------------------------------------------------------------------
  VIP Value Strategies Portfolio -- Service Class 2                               $ 9.62            $ 4.62            --     2008
                                                                                   10.00              9.62            --     2007
---------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Income Securities Fund -- Class 2 Shares                               $ 9.87            $ 6.85            --     2008
                                                                                   10.00              9.87            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mutual Shares Securities Fund -- Class 2 Shares                                 $ 9.69            $ 6.01         1,847     2008
                                                                                   10.00              9.69            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Templeton Growth Securities Fund -- Class 2 Shares                              $ 9.64            $ 5.49            --     2008
                                                                                   10.00              9.64            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares         $ 9.73            $ 6.16            --     2008
                                                                                   10.00              9.73            --     2007
---------------------------------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
  Core Value Equity Fund -- Class 1 Shares                                        $ 9.82            $ 6.49            --     2008
                                                                                   10.00              9.82            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Income Fund -- Class 1 Shares                                                   $10.11            $ 9.47            --     2008
                                                                                   10.00             10.11            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund -- Class 1 Shares                                           $ 9.75            $ 5.98            --     2008
                                                                                   10.00              9.75           624     2007
---------------------------------------------------------------------------------------------------------------------------------
  Money Market Fund                                                               $10.02            $10.10            --     2008
                                                                                   10.00             10.02            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund -- Class 1 Shares                                    $ 9.79            $ 6.12            --     2008
                                                                                   10.00              9.79            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  Real Estate Securities Fund -- Class 1 Shares                                   $ 9.01            $ 5.69           723     2008
                                                                                   10.00              9.01            --     2007
---------------------------------------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                                                           $ 9.69            $ 5.98            --     2008
                                                                                   10.00              9.69         1,553     2007
---------------------------------------------------------------------------------------------------------------------------------

                                                                                                              Number of
                                                                            Accumulation      Accumulation  Accumulation
                                                                           Unit Values at    Unit Values at   Units at
Subaccounts                                                              Beginning of Period End of Period  End of Period Year
------------------------------------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund -- Class 1 Shares                                      $ 9.62            $ 5.92            --     2008
                                                                                10.00              9.62            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 3 Shares                                          $ 9.82            $ 6.84            --     2008
                                                                                10.00              9.82            --     2007
------------------------------------------------------------------------------------------------------------------------------
  U.S. Equity Fund -- Class 1 Shares                                           $ 9.77            $ 6.16            --     2008
                                                                                10.00              9.77            --     2007
------------------------------------------------------------------------------------------------------------------------------
Genworth Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  Genworth Calamos Growth Fund                                                 $10.00            $ 6.43            --     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Columbia Mid Cap Value Fund                                         $10.00            $ 6.58           581     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Davis NY Venture Fund                                               $10.00            $ 7.02            --     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Eaton Vance Large Cap Value Fund                                    $10.00            $ 7.60         1,715     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Legg Mason Partners Aggressive Growth Fund                          $10.00            $ 7.47         2,005     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth PIMCO StockPLUS Fund                                                $10.00            $ 7.24         2,826     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Putnam International Capital Opportunities Fund                     $10.00            $ 6.88           811     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Thornburg International Value Fund                                  $10.00            $ 7.65           483     2008
------------------------------------------------------------------------------------------------------------------------------
  Genworth Western Asset Management Core Plus Fixed Income Fund                $10.00            $10.59           344     2008
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series
------------------------------------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares                                         $ 9.84            $ 8.15            --     2008
                                                                                10.00              9.84            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                            $ 9.93            $ 5.46         2,751     2008
                                                                                10.00              9.93         2,178     2007
------------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Equity Trust
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         $ 9.71            $ 5.69            --     2008
                                                                                10.00              9.71            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Fundamental Value Portfolio -- Class I          $ 9.68            $ 6.06            --     2008
                                                                                10.00              9.68            --     2007
------------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                 $ 9.79            $ 6.09            --     2008
                                                                                10.00              9.79            --     2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares                        $ 9.74            $ 6.41            --     2008
                                                                                10.00              9.74            --     2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Total Return Series -- Service Class Shares                           $ 9.85            $ 7.54            --     2008
                                                                                10.00              9.85            --     2007
------------------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                              $ 9.83            $ 6.03            --     2008
                                                                                10.00              9.83            --     2007
------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Accounts Funds
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Balanced Fund/VA -- Service Shares                               $ 9.84            $ 5.47            --     2008
                                                                                10.00              9.84            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares                   $ 9.71            $ 5.20            --     2008
                                                                                10.00              9.71            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares                      $ 9.69            $ 5.71         1,310     2008
                                                                                10.00              9.69            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                            $ 9.68            $ 5.86         3,196     2008
                                                                                10.00              9.68            --     2007
------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                  $ 9.63            $ 5.89           666     2008
                                                                                10.00              9.63         1,253     2007
------------------------------------------------------------------------------------------------------------------------------

                                                                                                            Number of
                                                                          Accumulation      Accumulation  Accumulation
                                                                         Unit Values at    Unit Values at   Units at
Subaccounts                                                            Beginning of Period End of Period  End of Period Year
----------------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares                               $ 9.63            $ 4.82            --     2008
                                                                              10.00              9.63            --     2007
----------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
----------------------------------------------------------------------------------------------------------------------------
  All Asset Portfolio -- Advisor Class Shares                                $ 9.99            $ 8.29            --     2008
                                                                              10.00              9.99            --     2007
----------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        $10.03            $ 7.57           258     2008
                                                                              10.00             10.03            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         $10.23            $11.84           155     2008
                                                                              10.00             10.23           608     2007
----------------------------------------------------------------------------------------------------------------------------
  Low Duration Portfolio -- Administrative Class Shares                      $10.07            $ 9.89         1,473     2008
                                                                              10.00             10.07         3,656     2007
----------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      $10.13            $10.47           521     2008
                                                                              10.00             10.13           609     2007
----------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund
----------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II Shares                          $ 9.65            $ 5.77            --     2008
                                                                              10.00              9.65         1,560     2007
----------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II Shares                                      $ 9.77            $ 6.02            --     2008
                                                                              10.00              9.77            --     2007
----------------------------------------------------------------------------------------------------------------------------
  Natural Resources Portfolio -- Class II Shares                             $10.13            $ 4.68           397     2008
                                                                              10.00             10.13           620     2007
----------------------------------------------------------------------------------------------------------------------------
The Universal Institutional Funds, Inc.
----------------------------------------------------------------------------------------------------------------------------
  Equity and Income Portfolio -- Class II Shares                             $ 9.73            $ 7.42            --     2008
                                                                              10.00              9.73            --     2007
----------------------------------------------------------------------------------------------------------------------------
Van Kampen Life Investment Trust
----------------------------------------------------------------------------------------------------------------------------
  Comstock Portfolio -- Class II Shares                                      $ 9.50            $ 6.02            --     2008
                                                                              10.00              9.50         1,875     2007
----------------------------------------------------------------------------------------------------------------------------

TABLE OF CONTENTS

Statement of Additional Information


The Company................................................................ B-3

The Separate Account....................................................... B-3

Additional Information About the Guarantee Account......................... B-3

The Contracts.............................................................. B-3
   Transfer of Annuity Units............................................... B-3
   Net Investment Factor................................................... B-4

Termination of Participation Agreements.................................... B-4

Calculation of Performance Data............................................ B-5
   Subaccount Investing in GE Investments Funds, Inc. -- Money Market Fund. B-5
   Other Subaccounts....................................................... B-6
   Other Performance Data.................................................. B-7

Tax Matters................................................................ B-7
   Taxation of Genworth Life Insurance Company of New York................. B-7
   IRS Required Distributions.............................................. B-7

General Provisions......................................................... B-8
   Using the Contracts as Collateral....................................... B-8
   The Beneficiary......................................................... B-8
   Non-Participating....................................................... B-8
   Misstatement of Age or Gender........................................... B-8
   Incontestability........................................................ B-8
   Statement of Values..................................................... B-8
   Trust as Owner or Beneficiary........................................... B-8
   Written Notice.......................................................... B-8

Legal Developments Regarding Employment-Related Benefit Plans.............. B-8

Regulation of Genworth Life Insurance Company of New York.................. B-9

Experts.................................................................... B-9

Financial Statements....................................................... B-9


                  Genworth Life Insurance Company of New York
             666 Third Avenue, 9th Floor New York, New York 10017


                       Variable Annuity Service Center:
                6610 West Broad Street Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 313-5282.

Genworth Life Insurance Company of New York
Annuity New Business
6610 West Broad Street
Richmond, Virginia 23230

Please mail a copy of the Statement of Additional Information for the Separate Account Contract Form NY1166 3/07 (Personal Income Design NY) to:

Name: __________________________________________________________________________

Address: _______________________________________________________________________
                                          Street

________________________________________________________________________________
         City                 State                                    Zip

Signature of Requestor: ________________________________________________________
                                                 Date

                    Statement of Additional Information For
         Flexible Purchase Payment Variable Deferred Annuity Contracts

                               Form NY1166 3/07

                                  Issued by:
                  Genworth Life Insurance Company of New York
                Genworth Life of New York VA Separate Account 1
                          666 Third Avenue, 9th Floor
                           New York, New York 10017

                       Variable Annuity Service Center:
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 313-5282

--------------------------------------------------------------------------------


This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2009, for the flexible purchase payment variable deferred annuity contracts issued by Genworth Life Insurance Company of New York through its Genworth Life of New York VA Separate Account 1. The terms used in the current prospectus for the flexible purchase payment variable deferred annuity contracts are incorporated into this Statement of Additional Information.


For a free copy of the prospectus:

Call:      (800) 313-5282

Or write:  Genworth Life Insurance Company of New York
           Variable Annuity Service Center
           6610 West Broad Street
           Richmond, Virginia 23230

Or visit:  www.genworth.com

Or:        contact your financial representative


The date of this Statement of Additional Information is May 1, 2009.

TABLE OF CONTENTS


The Company.................................................................... B-3

The Separate Account........................................................... B-3

Additional Information About the Guarantee Account............................. B-3

The Contracts.................................................................. B-3
   Transfer of Annuity Units................................................... B-3
   Net Investment Factor....................................................... B-4

Termination of Participation Agreements........................................ B-4

Calculation of Performance Data................................................ B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund. B-5
   Other Subaccounts........................................................... B-6
   Other Performance Data...................................................... B-7

Tax Matters.................................................................... B-7
   Taxation of Genworth Life Insurance Company of New York..................... B-7
   IRS Required Distributions.................................................. B-7

General Provisions............................................................. B-8
   Using the Contracts as Collateral........................................... B-8
   The Beneficiary............................................................. B-8
   Non-Participating........................................................... B-8
   Misstatement of Age or Gender............................................... B-8
   Incontestability............................................................ B-8
   Statement of Values......................................................... B-8
   Trust as Owner or Beneficiary............................................... B-8
   Written Notice.............................................................. B-8

Legal Developments Regarding Employment-Related Benefit Plans.................. B-8

Regulation of Genworth Life Insurance Company of New York...................... B-9

Experts........................................................................ B-9

Financial Statements........................................................... B-9

The Company


We are a stock life insurance company that was incorporated in the State of New York on February 23, 1988 under the name First GNA Life Insurance Company of New York. An affiliate of our former ultimate parent company acquired us in January 1999. We are an indirect, wholly owned subsidiary of Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth").

Our Home Office is located at 666 Third Avenue, 9th Floor, New York, New York, 10017. Our principal service center is located at 6610 West Broad St., Richmond, Virginia 23230.


On January 1, 2007, Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") were merged with and into Genworth Life and Annuity Insurance Company ("GLAIC"), an affiliate of the Company. GLAIC was the surviving entity. FHL and FCL were both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both were affiliates of GLAIC. GLAIC received regulatory approval from the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia for these mergers.

Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), formerly a wholly-owned subsidiary of FCL, to the Company, in exchange for a non-majority ownership interest in the Company. AML merged into the Company, with the Company being the surviving entity.


We are one of a number of subsidiaries of Genworth, a leading financial security company dedicated to providing insurance, wealth management, investment management and financial solutions that help meet the homeownership, life security, wealth management and retirement security needs of more than 15 million customers, with a presence in more than 25 countries. We have two operating segments: (1) Protection and (2) Retirement Income and Institutional.

  . Protection. We offer customers term and universal life insurance and long-term care insurance.

  . Retirement Income and Institutional. We offer customers a variety of wealth accumulation, income distribution and institutional products. Wealth accumulation and income distribution products principally include fixed and variable deferred and immediate individual annuities. Institutional products include guaranteed investment contracts ("GICs"), funding agreements and funding agreements backing notes ("FABNs"). We discontinued offering variable life on and after May 1, 2008. We also have Corporate and Other activities, which include income and expenses not allocated to the segments.

We do business in the State of New York.


We are subject to regulation by the New York Superintendent of Insurance. We file an annual statement with the New York Superintendent of Insurance on or before March 1 of each year covering our operations and reporting our financial condition as of December 31 of the preceding year. Periodically, the Superintendent of Insurance examines our liabilities and reserves and those of the Variable Account and assesses their adequacy, and a full examination of our operations is conducted by the State of New York, Department of Insurance, at least every 5 years.

The Separate Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net purchase payments under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

If available, the initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred three times per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract and specific rider options).

The number of Annuity Units to be transferred is (a) times (b) divided by
(c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in a Subaccount after the transfer is less than 1, we will transfer the remaining Annuity Units in addition to the amounts requested. We will not transfer Annuity Units into any Subaccounts unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor. The net investment factor of a Subaccount available under a contract for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

   (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

   (c) is the daily factor for the Valuation Period representing the asset charge deducted from the Subaccount adjusted for the number of days in the Valuation Period.

We will value assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

The participation agreements pursuant to which the Portfolios sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon six months' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Insurance Trust I. This agreement may be terminated by the parties upon 60 days' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by the parties upon six months' advance written notice.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Products Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.


Genworth Variable Insurance Trust. This agreement may be terminated at the option of any party upon 90 days' advance written notice.


Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

Legg Mason Partners Variable Equity Trust. The agreement may be terminated by the parties upon one-year advance written notice.

MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund. This agreement may be terminated by the parties upon 60 days' advance written notice.

The Universal Institutional Funds, Inc. This agreement may be terminated by the parties upon 180 days' advance written notice.

Van Kampen Life Investment Trust. This agreement may be terminated by the parties upon six months' advance written notice.



Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and FINRA.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of purchase payments and are generally based on the rules of the state in which you reside.

Subaccount Investing In the GE Investments Funds, Inc. -- Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccounts investing in the GE Investments Funds, Inc. -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. --Money Market Fund at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to an initial investment of $10,000; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.00% of the hypothetical investment in the Separate Account), the administrative expense charge (deducted daily at an effective annual rate of 0.15% of assets in the Separate Account), and the Joint Annuitant charge (deducted daily at an effective annual rate of 0.20% of assets in the Separate Account). We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value on the first day of the seven-day period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7/ - 1

where:

NCP  =   the net change in the value of the investment Portfolio
         (exclusive of realized gains and losses on the sale of
         securities and unrealized appreciation and depreciation
         and income other than investment income) for the
         seven-day period attributable to a hypothetical account
         having a balance of one unit.
ES   =   per unit expenses of the hypothetical account for the
         seven-day period.
UV   =   the unit value for the first day of the seven-day period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The GE Investments Funds, Inc. -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments, Funds, Inc. -- Money Market Fund will be lower than the yield for GE Investments Funds, Inc. -- Money Market Fund.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional riders.

GE Investments Funds, Inc. -- Money Market Fund:


Current Yield:    -0.42% as of December 31, 2008
Effective Yield:  -0.42% as of December 31, 2008


Past Performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that began before the contract was available, performance data will be based on the performance of the underlying Portfolios, adjusted for the level of the Separate Account and contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge and the surrender charge as described below:

   (1) We calculate the unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, the mortality and expense risk charge and the Joint Annuitant charge).

   (2) The annual contract charge is $25 per year, deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.25% of Contract Value. This charge is waived if the Contract Value is $40,000 or more at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of four years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the maximum charges for all available optional riders.

   (5) Standardized total return does not reflect the deduction of any premium taxes.

   (6) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N/ - 1

       where:

TR   =   the average annual total return for the
         period.
ERV  =   the ending redeemable value (reflecting
         deductions as described above) of the
         hypothetical investment at the end of the
         period.
P    =   a hypothetical single investment of $1,000.
N    =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P) - 1

where:

CTR  =   the cumulative total return for the period.
ERV  =   the ending redeemable value (reflecting deductions as
         described above) of the hypothetical investment at the
         end of the period.
P    =   a hypothetical single investment of $1,000.

Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts. If such charges were included, the performance numbers would be lower.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life Insurance Company of New York

We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for federal income taxes. We will periodically review the question of a charge to the Separate Account for federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes). At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Annuity Commencement Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Annuity Commencement Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant or Joint Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant or Joint Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security for a loan. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Service Center will not be affected. We are not responsible for the validity or tax consequences of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available/eligible for assignment. Assigning a contract as collateral may have adverse tax consequences. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Service Center. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. It does not share in our profits or surplus. No dividends are payable.

Misstatement of Age or Gender

If any person's age or gender is misstated, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender. If any overpayments have been made, future payments will be adjusted. Any underpayments will be paid in full.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, purchase payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trust is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Service Center at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title

VII of the Civil Rights Act of 1964, vary between men and women on the basis of gender. The contract contains guaranteed annuity purchase rates for certain Optional Payment Plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life Insurance Company of New York

Besides federal securities laws, we are subject to the New York insurance laws.

Experts


The consolidated financial statements of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2008 and 2007, and for each of the years in the three-year period ended December 31, 2008, and the financial statements of the Separate Account as of December 31, 2008 and for the periods indicated, have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


Financial Statements

This Statement of Additional Information contains the consolidated financial statements for the Company and its subsidiaries (collectively referred to in this paragraph as the "Company") and the financial statements of the Separate Account. The financial statements of the Company included in the Statement of Additional Information should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such financial statements of the Company should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                              FINANCIAL STATEMENTS

                          YEAR ENDED DECEMBER 31, 2008

      (WITH INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT THEREON)

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                                Table of Contents

                                December 31, 2008

                                                                            PAGE
                                                                           -----
Independent Registered Public Accounting Firm's Report                       F-1
Statements of Assets and Liabilities                                         F-3
Statements of Operations                                                    F-23
Statements of Changes in Net Assets                                         F-49
Notes to Financial Statements                                              F-100

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Contract Owners
Genworth Life of New York VA Separate Account 1 and
The Board of Directors
Genworth Life Insurance Company of New York:

We have audited the accompanying statements of assets and liabilities of Genworth Life of New York VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Core Equity Fund -- Series I shares, AIM V.I. Global Real Estate Fund -- Series II shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Large Cap Growth Fund -- Series I shares; The Alger American Fund -- Alger American LargeCap Growth Portfolio -- Class O Shares, Alger American SmallCap Growth Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B, AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund-- Class II; BlackRock Variable Series Funds, Inc. -- BlackRock Basic Value V.I. Fund -- Class III, BlackRock Global Allocation V.I. Fund -- Class III, BlackRock Large Cap Growth V.I. Fund -- Class III, BlackRock Value Opportunities V.I. Fund -- Class III; Columbia Funds Variable Insurance Trust I -- Columbia Marsico Growth Fund, Variable Series -- Class A, Columbia Marsico International Opportunities Fund, Variable Series -- Class B; Dreyfus -- The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares; Dreyfus Variable Investment Fund -- Money Market Portfolio; DWS Variable Series II -- DWS Dreman High Return Equity VIP -- Class B Shares, DWS Dreman Small Mid Cap Value VIP -- Class B Shares, DWS Technology VIP -- Class B Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega Fund-- Class 2; Federated Insurance Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann Fund II -- Service Shares; Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager(SM) Portfolio -- Initial Class, VIP Asset Manager(SM) Portfolio -- Service Class 2, VIP Balanced Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Investment Grade Bond Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class 1 Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation Fund -- Class 2 Shares, Templeton Global Income Securities Fund -- Class 1 Shares, Templeton Growth Securities Fund -- Class 2 Shares; GE Investments Funds, Inc. -- Core Value Equity Fund -- Class 1 Shares, Income Fund -- Class 1 Shares, International Equity Fund -- Class 1 Shares, Mid-Cap Equity Fund -- Class 1 Shares, Money Market Fund, Premier Growth Equity Fund -- Class 1 Shares, Real Estate Securities Fund -- Class 1 Shares, S&P 500(R) Index Fund, Small-Cap Equity Fund -- Class 1 Shares, Total Return Fund -- Class 1 Shares, Total Return Fund -- Class 3 Shares, U.S. Equity Fund -- Class 1 Shares; Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund, Genworth Columbia Mid Cap Value Fund, Genworth Davis NY Venture Fund, Genworth Eaton Vance Large Cap Value Fund, Genworth Legg Mason Partners Aggressive Growth Fund, Genworth PIMCO StockPLUS Fund, Genworth Putnam International Capital Opportunities Fund, Genworth Thornburg International Value Fund, Genworth Western Asset Management Core Plus Fixed Income Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; J.P. Morgan Series Trust II -- JPMorgan Bond Portfolio, JPMorgan International Equity Portfolio, JPMorgan Mid Cap Value Portfolio, JPMorgan Small Company Portfolio, JPMorgan U.S. Large Cap Core Equity Portfolio; Janus Aspen Series -- Balanced Portfolio -- Institutional Shares, Balanced Portfolio -- Service Shares, Flexible Bond Portfolio -- Institutional Shares, Forty Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global

Technology Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; JPMorgan Insurance Trust -- JPMorgan Insurance Trust Balanced Portfolio -- Class 1, JPMorgan Insurance Trust Core Bond Portfolio -- Class 1, JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1, JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1, JPMorgan Insurance Trust Equity Index Portfolio -- Class 1, JPMorgan Insurance Trust Government Bond Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1, JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1; Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II, Legg Mason Partners Variable Capital and Income Portfolio -- Class I, Legg Mason Partners Variable Capital and Income Portfolio -- Class II, Legg Mason Partners Variable Fundamental Value Portfolio -- Class I, Legg Mason Partners Variable Investors Portfolio -- Class I; Legg Mason Partners Variable Income Trust -- Legg Mason Partners Variable Strategic Bond Portfolio -- Class I; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap Fund/VA -- Service Shares, Oppenheimer MidCap Fund/VA, Oppenheimer MidCap Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- PIMCO All Asset Portfolio -- Advisor Class Shares, PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares, PIMCO High Yield Portfolio -- Administrative Class Shares, PIMCO Long-Term U.S. Government Portfolio -- Administrative Class Shares, PIMCO Low Duration Portfolio -- Administrative Class Shares, PIMCO Total Return Portfolio -- Administrative Class Shares; The Prudential Series Fund -- Jennison 20/20 Focus Portfolio -- Class II Shares, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II Shares; Rydex Variable Trust -- NASDAQ -- 100(R) Fund; The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares; Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares, Comstock Portfolio -- Class II Shares; XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares) as of December 31, 2008, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2008, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life of New York VA Separate Account 1 as of December 31, 2008, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, Virginia
April 20, 2009

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                      Statements of Assets and Liabilities

                                December 31, 2008

                                                                                                                  THE ALGER
                                                                                                                  AMERICAN
                                                               AIM VARIABLE INSURANCE FUNDS                         FUND
                                       ------------------------------------------------------------------------ ------------
                                                                                                                   ALGER
                                                     AIM V.I.                AIM V.I.      AIM V.I.   AIM V.I.   AMERICAN
                                         AIM V.I.     CAPITAL    AIM V.I.     GLOBAL    INTERNATIONAL LARGE CAP  LARGECAP
                                       BASIC VALUE APPRECIATION CORE EQUITY REAL ESTATE     GROWTH     GROWTH     GROWTH
                                         FUND --      FUND --      FUND --     FUND --     FUND --     FUND --  PORTFOLIO --
                          CONSOLIDATED  SERIES II    SERIES I    SERIES I    SERIES II    SERIES II   SERIES I    CLASS O
                              TOTAL       SHARES      SHARES       SHARES     SHARES        SHARES     SHARES     SHARES
                          --------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)              $699,635,526   1,040,237    366,853     517,029     453,846     5,397,330     171,186    150,694
Dividend receivable            433,716          --         --          --          --            --          --         --
Receivable for units
   sold                        190,037         864        192         224          --            --         292         --
                          ------------------------------------------------------------------------------------------------
   Total assets            700,259,279   1,041,101    367,045     517,253     453,846     5,397,330     171,478    150,694
                          ------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                    33,217          44         15          22          23           253           7          6
Payable for units
   withdrawn                   129,534          --         --          --         204         1,499          --         --
                          ------------------------------------------------------------------------------------------------
   Total liabilities           162,751          44         15          22         227         1,752           7          6
                          ------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                  690,136,682   1,041,057    367,030     517,231     407,273     5,307,723     171,471    150,688
Variable annuity contract
   owners in the
   annuitization
   period                    9,959,846          --         --          --      46,346        87,855          --         --
                          ------------------------------------------------------------------------------------------------
Net assets                $700,096,528   1,041,057    367,030     517,231     453,619     5,395,578     171,471    150,688
                          ================================================================================================
Investments in securities
   at cost                $907,544,152   2,255,091    527,814     647,086     724,392     7,599,227     232,334    271,655
                          ================================================================================================
Shares outstanding                         255,586     21,720      26,179      49,873       280,672      17,504      5,691
                                       ===================================================================================

                 See accompanying notes to financial statements


                            THE ALGER
                             AMERICAN
                              FUND                   ALLIANCEBERNSTEIN VARIABLE
                           (CONTINUED)               PRODUCTS SERIES FUND, INC.
                          ------------   -----------------------------------------------------------
                             ALGER
                            AMERICAN
                            SMALLCAP      ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN
                             GROWTH           BALANCED              GLOBAL             GROWTH AND
                          PORTFOLIO --     WEALTH STRATEGY        TECHNOLOGY             INCOME
                             CLASS O        PORTFOLIO --         PORTFOLIO --         PORTFOLIO --
                             SHARES           CLASS B             CLASS B              CLASS B
                          -------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $192,906       4,887,238           244,558                   5,314,273
Dividend receivable               --              --                --                          --
Receivable for units
   sold                           --              --                51                          --
                            -----------------------------------------------------------------------
   Total assets              192,906       4,887,238           244,609                   5,314,273
                            -----------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                       7             223                10                         235
Payable for units
   withdrawn                      --             144                --                      11,769
                            -----------------------------------------------------------------------
   Total liabilities               7             367                10                      12,004
                            -----------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    192,899       4,756,279           244,599                   5,186,869
Variable annuity contract
   owners in the
   annuitization
   period                         --         130,592                --                     115,400
                            -----------------------------------------------------------------------
Net assets                  $192,899       4,886,871           244,599                   5,302,269
                            =======================================================================
Investments in securities
   at cost                  $261,859       6,684,905           366,575                   8,085,226
                            =======================================================================
Shares outstanding            10,973         569,608            22,920                     409,736
                            =======================================================================




                                                                                          AMERICAN
                                                                                          CENTURY
                                                                                          VARIABLE
                                  ALLIANCEBERNSTEIN VARIABLE                             PORTFOLIOS,
                                  PRODUCTS SERIES FUND, INC.                                 INC.
                          -------------------------------------------------------------  -----------
                          ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN   ALLIANCEBERNSTEIN           VP
                            INTERNATIONAL         LARGE CAP           SMALL CAP            INCOME &
                                VALUE              GROWTH              GROWTH               GROWTH
                             PORTFOLIO --       PORTFOLIO --         PORTFOLIO --           FUND --
                               CLASS B             CLASS B             CLASS B              CLASS I
                          ---------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                   7,503,504          1,201,765           133,061               559,087
Dividend receivable                   --                 --                --                    --
Receivable for units
   sold                               --              1,529                37                   190
                          -------------------------------------------------------------------------
   Total assets                7,503,504          1,203,294           133,098               559,277
                          -------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                         357                 49                 5                    24
Payable for units
   withdrawn                       2,012                 --                --                    --
                          -------------------------------------------------------------------------
   Total liabilities               2,369                 49                 5                    24
                          -------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                      7,384,140          1,203,245           133,093               559,253
Variable annuity contract
   owners in the
   annuitization
   period                        116,995                 --                --                    --
                          -------------------------------------------------------------------------
Net assets                     7,501,135          1,203,245           133,093               559,253
                          =========================================================================
Investments in securities
   at cost                    12,680,205          1,583,931           201,730               813,384
                          =========================================================================
Shares outstanding               686,505             66,654            16,109               115,993
                          =========================================================================







                 See accompanying notes to financial statements

                                                                AMERICAN
                                                                 CENTURY
                                                                VARIABLE
                                AMERICAN CENTURY VARIABLE      PORTFOLIOS
                              PORTFOLIOS, INC. (CONTINUED)      II, INC.           BLACKROCK VARIABLE SERIES FUNDS, INC.
                          ----------------------------------- ------------ ----------------------------------------------------
                                                                                                                    BLACKROCK
                                                                            BLACKROCK    BLACKROCK     BLACKROCK      VALUE
                               VP                             VP INFLATION    BASIC       GLOBAL       LARGE CAP  OPPORTUNITIES
                          INTERNATIONAL VP ULTRA(R)  VP VALUE  PROTECTION  VALUE V.I. ALLOCATION V.I. GROWTH V.I.      V.I.
                             FUND --      FUND --    FUND --     FUND --    FUND --       FUND --       FUND --      FUND --
                             CLASS I      CLASS I    CLASS I    CLASS II    CLASS III    CLASS III     CLASS III    CLASS III
                          -----------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $1,649,021    360,750     987,264  13,522,666   511,836      55,762,967     207,296      292,802
Dividend receivable                 --         --          --          --        --              --          --           --
Receivable for units
   sold                             --         72          --       4,454        --           7,848          --           --
                            ------------------------------------------------------------------------------------------------
   Total assets              1,649,021    360,822     987,264  13,527,120   511,836      55,770,815     207,296      292,802
                            ------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                        82         15          39         660        21           2,803           9           13
Payable for units
   withdrawn                       277         --       4,594          --        --              --           1            2
                            ------------------------------------------------------------------------------------------------
   Total liabilities               359         15       4,633         660        21           2,803          10           15
                            ------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    1,395,507    360,807     974,749  13,102,053   511,815      55,147,823     207,286      292,787
Variable annuity contract
   owners in the
   annuitization
   period                      253,155         --       7,882     424,407        --         620,189          --           --
                            ------------------------------------------------------------------------------------------------
Net assets                  $1,648,662    360,807     982,631  13,526,460   511,815      55,768,012     207,286      292,787
                            ================================================================================================
Investments in securities
   at cost                  $2,321,056    567,057   1,498,553  13,252,460   870,569      68,524,824     254,430      770,614
                            ================================================================================================
Shares outstanding             277,613     59,530     210,954   1,365,926    61,519       4,934,776      27,750       32,862
                            ================================================================================================

                 See accompanying notes to financial statements

                                                                            DREYFUS
                             COLUMBIA FUNDS VARIABLE                      INVESTMENT
                                INSURANCE TRUST I           DREYFUS       PORTFOLIOS
                            --------------------------   -------------   ------------
                                           COLUMBIA
                             COLUMBIA       MARSICO       THE DREYFUS
                              MARSICO    INTERNATIONAL      SOCIALLY
                              GROWTH     OPPORTUNITIES    RESPONSIBLE       MIDCAP
                               FUND,         FUND,           GROWTH          STOCK
                             VARIABLE       VARIABLE     FUND, INC. --   PORTFOLIO --
                             SERIES --     SERIES --        INITIAL         INITIAL
                             CLASS A        CLASS B          SHARES         SHARES
                            ---------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $2,949,657      6,156,665       226,745         111,553
Dividend receivable                 --             --            --              --
Receivable for units
   sold                            133             --           149              43
                            -------------------------------------------------------
   Total assets              2,949,790      6,156,665       226,894         111,596
                            -------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                       125            278            10               4
Payable for units
   withdrawn                        --            282            --              --
                            -------------------------------------------------------
   Total liabilities               125            560            10               4
                            -------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    2,949,665      6,097,214       226,884         111,592
Variable annuity contract
   owners in the
   annuitization
   period                           --         58,891            --              --
                            -------------------------------------------------------
Net assets                  $2,949,665      6,156,105       226,884         111,592
                            =======================================================
Investments in securities
   at cost                  $3,734,379     10,380,453       268,172         207,374
                            =======================================================
Shares outstanding             219,305        589,155        11,417          14,211
                            =======================================================

                              DREYFUS
                             VARIABLE
                            INVESTMENT                  DWS VARIABLE
                               FUND                      SERIES II
                            ----------   ------------------------------------------
                                                          DWS DREMAN
                                           DWS DREMAN        SMALL         DWS
                                          HIGH RETURN       MID CAP     TECHNOLOGY
                               MONEY     EQUITY VIP --   VALUE VIP --     VIP --
                               MARKET       CLASS B         CLASS B       CLASS B
                             PORTFOLIO       SHARES         SHARES        SHARES
                            ------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                 2,855,651      420,782          649,814     104,447
Dividend receivable              3,185           --               --          --
Receivable for units
   sold                            135           60               --          35
                            ----------------------------------------------------
   Total assets              2,858,971      420,842          649,814     104,482
                            ----------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                       124           17               28           4
Payable for units
   withdrawn                        --           --            2,135          --
                            ----------------------------------------------------
   Total liabilities               124           17            2,163           4
                            ----------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    2,858,847      420,825          647,651     104,478
Variable annuity contract
   owners in the
   annuitization
   period                           --           --               --          --
                            ----------------------------------------------------
Net assets                   2,858,847      420,825          647,651     104,478
                            ====================================================
Investments in securities
   at cost                   2,855,651      821,554        1,255,484     156,402
                            ====================================================
Shares outstanding           2,855,651       67,650           82,047      18,519
                            ====================================================

                 See accompanying notes to financial statements

                                                        EVERGREEN
                                                         VARIABLE
                                                         ANNUITY
                            EATON VANCE VARIABLE TRUST    TRUST                        FEDERATED INSURANCE SERIES
                            --------------------------  ---------   ---------------------------------------------------------------
                                                                     FEDERATED                FEDERATED     FEDERATED
                                                VT                   AMERICAN                HIGH INCOME   HIGH INCOME    FEDERATED
                                 VT         WORLDWIDE   EVERGREEN     LEADERS    FEDERATED      BOND           BOND       KAUFMANN
                            FLOATING-RATE     HEALTH     VA OMEGA   FUND II --    CAPITAL     FUND II --    FUND II --   FUND II --
                               INCOME       SCIENCES     FUND --      PRIMARY      INCOME      PRIMARY       SERVICE       SERVICE
                                FUND           FUND      CLASS 2      SHARES      FUND II       SHARES        SHARES       SHARES
                            -------------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                 $ 8,778,569    1,247,002     64,528      124,865     122,758      118,284     3,824,512     4,829,254
Dividend receivable               57,051           --         --           --          --           --            --            --
Receivable for units
   sold                               --           --         --           --          --           --            --            --
                             -----------------------------------------------------------------------------------------------------
   Total assets                8,835,620    1,247,002     64,528      124,865     122,758      118,284     3,824,512     4,829,254
                             -----------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                         401           54          3            5           5            5           161           219
Payable for units
   withdrawn                         965          942          1           --          --           --           762           397
                             -----------------------------------------------------------------------------------------------------
   Total liabilities               1,366          996          4            5           5            5           923           616
                             -----------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                      8,734,063    1,246,006     64,524      124,860     122,753      118,279     3,823,589     4,769,619
Variable annuity contract
   owners in the
   annuitization
   period                        100,191           --         --           --          --           --            --        59,019
                             -----------------------------------------------------------------------------------------------------
Net assets                   $ 8,834,254    1,246,006     64,524      124,860     122,753      118,279     3,823,589     4,828,638
                             =====================================================================================================
Investments in securities
   at cost                   $12,292,267    1,373,374     66,620      258,809     185,540      175,749     5,627,925     5,832,902
                             =====================================================================================================
Shares outstanding             1,334,129      121,068      4,528       15,340      16,932       23,516       763,376       498,375
                             =====================================================================================================

                 See accompanying notes to financial statements

                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                            -----------------------------------------------------------
                                              VIP ASSET         VIP            VIP
                              VIP ASSET      MANAGER(SM)     BALANCED     CONTRAFUND(R)
                             MANAGER(SM)    PORTFOLIO --   PORTFOLIO --    PORTFOLIO --
                             PORTFOLIO --      SERVICE        SERVICE        INITIAL
                            INITIAL CLASS      CLASS 2        CLASS 2         CLASS
                            -----------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                   $169,374         797,414     10,175,845      1,050,585
Dividend receivable                  --              --             --             --
Receivable for units
   sold                              --              --             --             --
                               ------------------------------------------------------
   Total assets                 169,374         797,414     10,175,845      1,050,585
                               ------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                          6              37            503             41
Payable for units
   withdrawn                         --              --          3,072             --
                               ------------------------------------------------------
   Total liabilities                  6              37          3,575             41
                               ------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                       169,368         777,892     10,097,835      1,050,544
Variable annuity contract
   owners in the
   annuitization
   period                            --          19,485         74,435             --
                               ------------------------------------------------------
Net assets                     $169,368         797,377     10,172,270      1,050,544
                               ======================================================
Investments in securities
   at cost                     $245,820       1,115,683     14,893,672      1,777,173
                               ======================================================
Shares outstanding               16,428          78,563      1,043,676         68,264
                               ======================================================

                                   FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
                            --------------------------------------------------------
                                             VIP DYNAMIC       VIP          VIP
                                 VIP           CAPITAL        EQUITY-     EQUITY-
                            CONTRAFUND(R)   APPRECIATION      INCOME      INCOME
                             PORTFOLIO --   PORTFOLIO --   PORTFOLIO -- PORTFOLIO --
                               SERVICE         SERVICE        INITIAL     SERVICE
                               CLASS 2         CLASS 2         CLASS      CLASS 2
                            --------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                  16,240,573       216,651         588,267    5,070,333
Dividend receivable                   --            --              --           --
Receivable for units
   sold                               --            --              --        6,444
                              -----------------------------------------------------
   Total assets               16,240,573       216,651         588,267    5,076,777
                              -----------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                         662             9              24          218
Payable for units
   withdrawn                      16,365             1              --           --
                              -----------------------------------------------------
   Total liabilities              17,027            10              24          218
                              -----------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                     16,094,320       216,641         588,243    4,985,782
Variable annuity contract
   owners in the
   annuitization
   period                        129,226            --              --       90,777
                              -----------------------------------------------------
Net assets                    16,223,546       216,641         588,243    5,076,559
                              =====================================================
Investments in securities
   at cost                    28,194,945       378,031       1,014,190    8,519,962
                              =====================================================
Shares outstanding             1,072,693        41,664          44,633      390,026
                              =====================================================

                 See accompanying notes to financial statements

                            FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                            --------------------------------------------------------
                                               VIP
                             VIP GROWTH &    GROWTH &      VIP GROWTH
                                INCOME        INCOME     OPPORTUNITIES    VIP GROWTH
                             PORTFOLIO --  PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                                INITIAL      SERVICE        INITIAL         INITIAL
                                 CLASS       CLASS 2         CLASS           CLASS
                             --------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                   $199,964     1,386,684       119,258         400,224
Dividend receivable                  --            --            --              --
Receivable for units
   sold                              --         1,915            --              --
                               ----------------------------------------------------
   Total assets                 199,964     1,388,599       119,258         400,224
                               ----------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                          8            58             5              16
Payable for units
   withdrawn                         --            --            --              --
                               ----------------------------------------------------
   Total liabilities                  8            58             5              16
                               ----------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                       199,956     1,388,541       119,253         400,208
Variable annuity contract
   owners in the
   annuitization
   period                            --            --            --              --
                               ----------------------------------------------------
Net assets                     $199,956     1,388,541       119,253         400,208
                               ====================================================
Investments in securities
   at cost                     $309,543     2,145,205       216,999         688,788
                               ====================================================
Shares outstanding               22,749       160,310        11,938          17,009
                               ====================================================

                             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                            ---------------------------------------------------------
                                                VIP
                                            INVESTMENT
                             VIP GROWTH     GRADE BOND     VIP MID CAP   VIP OVERSEAS
                            PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --
                              SERVICE        SERVICE         SERVICE       INITIAL
                              CLASS 2        CLASS 2         CLASS 2        CLASS
                            ---------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                  1,316,399       445,576       7,306,810       204,215
Dividend receivable                  --            --              --            --
Receivable for units
   sold                           5,874            --           1,162            --
                              -----------------------------------------------------
   Total assets               1,322,273       445,576       7,307,972       204,215
                              -----------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                         53            21             299             7
Payable for units
   withdrawn                         --             3              --            --
                              -----------------------------------------------------
   Total liabilities                 53            24             299             7
                              -----------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                     1,322,220       445,552       7,307,673       204,208
Variable annuity contract
   owners in the
   annuitization
   period                            --            --              --            --
                              -----------------------------------------------------
Net assets                    1,322,220       445,552       7,307,673       204,208
                              =====================================================
Investments in securities
   at cost                    1,835,725       450,348      11,725,991       307,970
                              =====================================================
Shares outstanding               56,474        38,346         403,246        16,780
                              =====================================================

                 See accompanying notes to financial statements

                           FIDELITY(R)
                            VARIABLE
                           INSURANCE
                            PRODUCTS
                              FUND
                          (CONTINUED)                 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          ------------ ---------------------------------------------------------------------------------
                                                                FRANKLIN
                                                    FRANKLIN    TEMPLETON
                                        FRANKLIN    LARGE CAP VIP FOUNDING   MUTUAL    TEMPLETON  TEMPLETON  TEMPLETON
                           VIP VALUE     INCOME      GROWTH       FUNDS      SHARES     FOREIGN    FOREIGN  GLOBAL ASSET
                           STRATEGIES  SECURITIES  SECURITIES  ALLOCATION  SECURITIES SECURITIES SECURITIES  ALLOCATION
                          PORTFOLIO --   FUND --     FUND --     FUND --     FUND --    FUND --    FUND --     FUND --
                             SERVICE     CLASS 2     CLASS 2     CLASS 2     CLASS 2    CLASS 1    CLASS 2     CLASS 2
                             CLASS 2     SHARES      SHARES      SHARES      SHARES     SHARES     SHARES      SHARES
                          ----------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $201,801    87,782,766   380,854   14,296,732   9,529,307   36,569    3,024,580    477,013
Dividend receivable               --            --        --           --          --       --           --         --
Receivable for units
   sold                           --         3,451        --           --          --       --           --        169
                            ------------------------------------------------------------------------------------------
      Total assets           201,801    87,786,217   380,854   14,296,732   9,529,307   36,569    3,024,580    477,182
                            ------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                       8         4,643        16          689         446        1          143         20
Payable for units
   withdrawn                       1            --     1,931        1,736         709       --        3,736         --
                            ------------------------------------------------------------------------------------------
      Total liabilities            9         4,643     1,947        2,425       1,155        1        3,879         20
                            ------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    201,792    86,063,844   343,611   14,172,636   9,367,730   36,568    2,764,269    477,162
Variable annuity contract
   owners in the
   annuitization period           --     1,717,730    35,296      121,671     160,422       --      256,432         --
                            ------------------------------------------------------------------------------------------
Net assets                  $201,792    87,781,574   378,907   14,294,307   9,528,152   36,568    3,020,701    477,162
                            ==========================================================================================
Investments in securities
   at cost                  $478,813   126,085,527   537,477   20,843,605  11,372,371   53,892    4,344,474    880,290
                            ==========================================================================================
Shares outstanding            40,686     7,740,985    36,272    2,548,437     808,939    3,340      281,095     56,318
                            ==========================================================================================

                 See accompanying notes to financial statements

                              FRANKLIN TEMPLETON
                              VARIABLE INSURANCE
                          PRODUCTS TRUST (CONTINUED)                       GE INVESTMENTS FUNDS, INC.
                          -------------------------- ----------------------------------------------------------------------
                             TEMPLETON
                              GLOBAL    TEMPLETON
                              INCOME     GROWTH      CORE VALUE           INTERNATIONAL  MID-CAP             PREMIER GROWTH
                            SECURITIES SECURITIES      EQUITY     INCOME      EQUITY      EQUITY                 EQUITY
                              FUND --    FUND --       FUND --   FUND --     FUND --     FUND --     MONEY      FUND --
                              CLASS 1    CLASS 2       CLASS 1   CLASS 1     CLASS 1     CLASS 1    MARKET      CLASS 1
                              SHARES     SHARES        SHARES    SHARES       SHARES      SHARES     FUND        SHARES
                          -------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                 $ 46,348   2,215,824     1,237,826 2,727,331    101,160    2,303,145 30,481,180      862,518
Dividend receivable                --          --            --        --         --           --     27,553           --
Receivable for units
   sold                            --          --           915       974         --          680     44,796          720
                             --------------------------------------------------------------------------------------------
      Total assets             46,348   2,215,824     1,238,741 2,728,305    101,160    2,303,825 30,553,529      863,238
                             --------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate (note 4b)           2         103            53       105          4           93      1,294           38
Payable for units
   withdrawn                       --         289            --        --         --           --     43,709           --
                             --------------------------------------------------------------------------------------------
      Total liabilities             2         392            53       105          4           93     45,003           38
                             --------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                      46,346   2,080,924     1,238,688 2,728,200    101,156    2,303,732 30,508,526      863,200
Variable annuity contract
   owners in the
   annuitization period            --     134,508            --        --         --           --         --           --
                             --------------------------------------------------------------------------------------------
Net assets                   $ 46,346   2,215,432     1,238,688 2,728,200    101,156    2,303,732 30,508,526      863,200
                             ============================================================================================
Investments in securities
   at cost                   $ 40,519   3,168,082     1,733,599 3,194,900    255,613    3,662,303 30,481,179    1,294,978
                             ============================================================================================
Shares outstanding              2,661     270,222       191,023   265,563    259,384      219,347 30,481,180       18,553
                             ============================================================================================

                 See accompanying notes to financial statements

                                                                                                 GENWORTH VARIABLE
                                    GE INVESTMENTS FUNDS, INC. (CONTINUED)                        INSURANCE TRUST
                          ---------------------------------------------------------------------- ------------------
                          REAL ESTATE            SMALL-CAP                                                 GENWORTH
                          SECURITIES             EQUITY    TOTAL RETURN TOTAL RETURN U.S. EQUITY GENWORTH  COLUMBIA
                            FUND --              FUND --      FUND --      FUND --     FUND --    CALAMOS  MID CAP
                            CLASS 1   S&P 500(R) CLASS 1      CLASS 1      CLASS 3     CLASS 1    GROWTH    VALUE
                            SHARES    INDEX FUND SHARES       SHARES       SHARES       SHARES     FUND     FUND
                          -----------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)              $ 3,532,171 14,535,684 2,465,383  18,761,933    98,621,055    987,583    8,695  2,519,663
Dividend receivable                --         --        --          --            --         --       --         --
Receivable for units
   sold                            --     29,113        --       4,099        17,099      2,080       --         --
                          -----------------------------------------------------------------------------------------
      Total assets          3,532,171 14,564,797 2,465,383  18,766,032    98,638,154    989,663    8,695  2,519,663
                          -----------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate (note 4b)         153        585       102         822         5,214         43       --        122
Payable for units
   withdrawn                    1,812         --    14,168          --            --         --       --        777
                          -----------------------------------------------------------------------------------------
      Total liabilities         1,965        585    14,270         822         5,214         43       --        899
                          -----------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                   3,499,458 14,564,212 2,451,113  18,745,778    97,287,677    989,620    8,695  2,459,599
Variable annuity contract
   owners in the
   annuitization period        30,748         --        --      19,432     1,345,263         --       --     59,165
                          -----------------------------------------------------------------------------------------
Net assets                $ 3,530,206 14,564,212 2,451,113  18,765,210    98,632,940    989,620    8,695  2,518,764
                          =========================================================================================
Investments in securities
   at cost                $ 5,603,425 19,950,695 4,175,632  24,235,462   135,884,211  1,402,831    8,323  2,536,613
                          =========================================================================================
Shares outstanding            546,776    908,480   329,597   1,471,524     7,747,137     44,010    1,342    374,193
                          =========================================================================================

                 See accompanying notes to financial statements

                                                                                                                         GOLDMAN
                                                                                                                          SACHS
                                                                                                                         VARIABLE
                                                                                                                        INSURANCE
                                                 GENWORTH VARIABLE INSURANCE TRUST (CONTINUED)                            TRUST
                          ------------------------------------------------------------------------------------------- -------------
                                                                             GENWORTH
                                                    GENWORTH                 PUTNAM                      GENWORTH
                                         GENWORTH   LEGG MASON  GENWORTH  INTERNATIONAL    GENWORTH    WESTERN ASSET
                            GENWORTH   EATON VANCE   PARTNERS     PIMCO      CAPITAL      THORNBURG      MANAGEMENT   GOLDMAN SACHS
                            DAVIS NY    LARGE CAP   AGGRESSIVE  STOCKPLUS OPPORTUNITIES INTERNATIONAL CORE PLUS FIXED   GROWTH AND
                          VENTURE FUND  VALUE FUND GROWTH FUND    FUND         FUND       VALUE FUND    INCOME FUND    INCOME FUND
                          ---------------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $251,328    6,860,855   8,012,568  10,762,639   2,903,142     2,534,979     6,582,808         81,112
Dividend receivable               --           --          --          --          --            --            --             --
Receivable for units
   sold                           --           --          --          --          --            --         2,634             --
                            ----------------------------------------------------------------------------------------------------
      Total assets           251,328    6,860,855   8,012,568  10,762,639   2,903,142     2,534,979     6,585,442         81,112
                            ----------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      11          334         389         519         141           125           324              4
Payable for units
   withdrawn                       1        1,546       2,961       3,129       2,001           486            --             --
                            ----------------------------------------------------------------------------------------------------
      Total liabilities           12        1,880       3,350       3,648       2,142           611           324              4
                            ----------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    251,316    6,713,475   7,832,223  10,525,877   2,841,150     2,476,169     6,441,914         81,108
Variable annuity contract
   owners in the
   annuitization period           --      145,500     176,995     233,114      59,850        58,199       143,204             --
                            ----------------------------------------------------------------------------------------------------
Net assets                  $251,316    6,858,975   8,009,218  10,758,991   2,901,000     2,534,368     6,585,118         81,108
                            ====================================================================================================
Investments in securities
   at cost                  $249,620    6,572,908   7,459,754  11,239,656   2,671,045     2,360,951     6,243,708        111,906
                            ====================================================================================================
Shares outstanding            35,070      893,178   1,074,186   1,570,111     433,150       338,783       616,709         10,177
                            ====================================================================================================

                 See accompanying notes to financial statements

                          GOLDMAN SACHS
                             VARIABLE
                            INSURANCE
                              TRUST
                           (CONTINUED)                J.P. MORGAN SERIES TRUST II                    JANUS ASPEN SERIES
                          ------------- ------------------------------------------------------- ----------------------------
                                                                                      JPMORGAN
                                                     JPMORGAN    JPMORGAN  JPMORGAN     U.S.       BALANCED
                          GOLDMAN SACHS  JPMORGAN INTERNATIONAL  MID CAP    SMALL    LARGE CAP   PORTFOLIO --    BALANCED
                             MID CAP       BOND       EQUITY      VALUE    COMPANY  CORE EQUITY INSTITUTIONAL  PORTFOLIO --
                            VALUE FUND  PORTFOLIO   PORTFOLIO   PORTFOLIO PORTFOLIO  PORTFOLIO      SHARES    SERVICE SHARES
                          --------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $  743,843  1,297,321    139,189    1,562,131  232,300     94,343     1,662,732      8,883,178
Dividend receivable                 --         --         --           --       --         --            --             --
Receivable for units
   sold                             --        863        201           --      203         86            --          8,077
                            ----------------------------------------------------------------------------------------------
      Total assets             743,843  1,298,184    139,390    1,562,131  232,503     94,429     1,662,732      8,891,255
                            ----------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                        29         56          6           65       10          4            65            448
Payable for units
   withdrawn                        --         --         --          423       --         --            --             --
                            ----------------------------------------------------------------------------------------------
      Total liabilities             29         56          6          488       10          4            65            448
                            ----------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                      743,814  1,298,128    139,384    1,561,643  232,493     94,425     1,662,667      8,767,793
Variable annuity contract
   owners in the
   annuitization
   period                           --         --         --           --       --         --            --        123,014
                            ----------------------------------------------------------------------------------------------
Net assets                  $  743,814  1,298,128    139,384    1,561,643  232,493     94,425     1,662,667      8,890,807
                            ==============================================================================================
Investments in securities
   at cost                  $1,201,715  1,655,089    227,267    2,118,311  348,907    117,895     1,822,141     10,068,757
                            ==============================================================================================
Shares outstanding              85,894    150,851     17,552       82,565   23,608      9,160        72,608        374,029
                            ==============================================================================================

                 See accompanying notes to financial statements

                                                                JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------------------------------------------------
                                                                 GLOBAL LIFE    GLOBAL    INTERNATIONAL INTERNATIONAL   LARGE CAP
                          FLEXIBLE BOND     FORTY        FORTY     SCIENCES   TECHNOLOGY      GROWTH        GROWTH       GROWTH
                           PORTFOLIO --  PORTFOLIO --  PORTFOLIO  PORTFOLIO  PORTFOLIO --  PORTFOLIO --  PORTFOLIO -- PORTFOLIO --
                          INSTITUTIONAL INSTITUTIONAL -- SERVICE -- SERVICE     SERVICE   INSTITUTIONAL    SERVICE    INSTITUTIONAL
                              SHARES        SHARES      SHARES      SHARES      SHARES        SHARES        SHARES        SHARES
                          ---------------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                 $156,408     1,189,156    9,159,448    72,004      11,388       597,280       583,517       567,634
Dividend receivable                --            --           --        --          --            --            --            --
Receivable for units
   sold                            --            --           --        --          32            --            --            --
                             ---------------------------------------------------------------------------------------------------
      Total assets            156,408     1,189,156    9,159,448    72,004      11,420       597,280       583,517       567,634
                             ---------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                        6            45          433         3          --            23            25            22
Payable for units
   withdrawn                       --            --        2,136         2          --            --             1            --
                             ---------------------------------------------------------------------------------------------------
      Total liabilities             6            45        2,569         5          --            23            26            22
                             ---------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                     156,402     1,189,111    8,981,880    71,999      11,420       597,257       583,491       567,612
Variable annuity contract
   owners in the
   annuitization
   period                          --            --      174,999        --          --            --            --            --
                             ---------------------------------------------------------------------------------------------------
Net assets                   $156,402     1,189,111    9,156,879    71,999      11,420       597,257       583,491       567,612
                             ===================================================================================================
Investments in securities
   at cost                   $159,698     1,453,067   12,490,514    57,309      12,843       878,025       620,516       983,384
                             ===================================================================================================
Shares outstanding             13,460        51,770      403,145     8,867       3,927        22,599        22,434        35,926
                             ===================================================================================================

                 See accompanying notes to financial statements

                                           JANUS ASPEN SERIES (CONTINUED)                      JPMORGAN INSURANCE TRUST
                          -------------------------------------------------------------- -----------------------------------
                                                                                                                  JPMORGAN
                                                                                           JPMORGAN    JPMORGAN   INSURANCE
                           LARGE CAP    MID CAP      MID CAP    WORLDWIDE     WORLDWIDE    INSURANCE   INSURANCE    TRUST
                            GROWTH      GROWTH       GROWTH      GROWTH        GROWTH        TRUST       TRUST   DIVERSIFIED
                           PORTFOLIO PORTFOLIO --   PORTFOLIO PORTFOLIO --  PORTFOLIO --   BALANCED    CORE BOND   EQUITY
                          -- SERVICE INSTITUTIONAL -- SERVICE INSTITUTIONAL    SERVICE   PORTFOLIO --  PORTFOLIO  PORTFOLIO
                            SHARES      SHARES       SHARES      SHARES        SHARES       CLASS 1   -- CLASS 1 -- CLASS 1
                          --------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)               $120,785      868,069     115,598     670,837       232,976      15,037     1,569,002    830,445
Dividend receivable              --           --          --          --            --          --            --         --
Receivable for units
   sold                          --           --          --          --            52          --           336         --
                           ------------------------------------------------------------------------------------------------
      Total assets          120,785      868,069     115,598     670,837       233,028      15,037     1,569,338    830,445
                           ------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      5           34           5          27             9           1            53         42
Payable for units
   withdrawn                      1           --           1          --            --           1            --         97
                           ------------------------------------------------------------------------------------------------
      Total liabilities           6           34           6          27             9           2            53        139
                           ------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                   120,779      868,035     115,592     670,810       233,019      15,035     1,403,273    717,134
Variable annuity contract
   owners in the
   annuitization
   period                        --           --          --          --            --          --       166,012    113,172
                           ------------------------------------------------------------------------------------------------
Net assets                 $120,779      868,035     115,592     670,810       233,019      15,035     1,569,285    830,306
                           ================================================================================================
Investments in securities
   at cost                 $146,775    1,728,928     114,101   1,314,743       310,156      22,606     1,573,688  1,024,438
                           ================================================================================================
Shares outstanding            7,753       40,831       5,584      34,813        12,198       1,461       143,419     77,323
                           ================================================================================================

                 See accompanying notes to financial statements

                                                                                               LEGG MASON PARTNERS
                                      JPMORGAN INSURANCE TRUST (CONTINUED)                    VARIABLE EQUITY TRUST
                          ------------------------------------------------------------ -----------------------------------
                            JPMORGAN
                            INSURANCE    JPMORGAN    JPMORGAN    JPMORGAN    JPMORGAN  LEGG MASON  LEGG MASON  LEGG MASON
                              TRUST      INSURANCE   INSURANCE   INSURANCE   INSURANCE  PARTNERS    PARTNERS    PARTNERS
                           DIVERSIFIED     TRUST       TRUST       TRUST       TRUST    VARIABLE    VARIABLE    VARIABLE
                             MID CAP      EQUITY    GOVERNMENT   INTREPID    INTREPID  AGGRESSIVE  CAPITAL AND CAPITAL AND
                             GROWTH        INDEX       BOND       GROWTH      MID CAP    GROWTH      INCOME      INCOME
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO PORTFOLIO --  PORTFOLIO  PORTFOLIO   PORTFOLIO   PORTFOLIO
                             CLASS 1      CLASS 1   -- CLASS 1    CLASS 1   -- CLASS 1 -- CLASS II -- CLASS I  -- CLASS II
                          ------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $303,715      588,761    1,028,821    721,165     344,330    648,475      52,213     497,825
Dividend receivable               --           --           --         --          --         --          --          --
Receivable for units
   sold                           --           --          295         --          --         --          --          --
                            --------------------------------------------------------------------------------------------
      Total assets           303,715      588,761    1,029,116    721,165     344,330    648,475      52,213     497,825
                            --------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      16           30           27         37          17         28           2          27
Payable for units
   withdrawn                      75           46           --         55         109          1          --           1
                            --------------------------------------------------------------------------------------------
      Total liabilities           91           76           27         92         126         29           2          28
                            --------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    257,534      498,661      863,316    608,003     297,974    648,446      52,211     497,797
Variable annuity contract
   owners in the
   annuitization
   period                     46,090       90,024      165,773    113,070      46,230         --          --          --
                            --------------------------------------------------------------------------------------------
Net assets                  $303,624      588,685    1,029,089    721,073     344,204    648,446      52,211     497,797
                            ============================================================================================
Investments in securities
   at cost                  $305,227      720,363      970,806    919,064     477,683    983,208      95,266     882,561
                            ============================================================================================
Shares outstanding            32,276       74,245       86,383     73,141      34,711     66,991       6,703      63,742
                            ============================================================================================

                 See accompanying notes to financial statements

                                                 LEGG MASON
                                                  PARTNERS
                            LEGG MASON PARTNERS   VARIABLE
                             VARIABLE EQUITY       INCOME
                             TRUST (CONTINUED)      TRUST                MFS(R) VARIABLE INSURANCE TRUST
                          ---------------------- ---------- ---------------------------------------------------------
                                                              MFS(R)
                          LEGG MASON             LEGG MASON INVESTORS   MFS(R)    MFS(R)
                           PARTNERS   LEGG MASON  PARTNERS   GROWTH   INVESTORS    NEW        MFS(R)
                           VARIABLE    PARTNERS   VARIABLE    STOCK     TRUST   DISCOVERY   STRATEGIC       MFS(R)
                          FUNDAMENTAL  VARIABLE   STRATEGIC SERIES -- SERIES -- SERIES --     INCOME    TOTAL RETURN
                             VALUE     INVESTORS    BOND     SERVICE   SERVICE   SERVICE    SERIES --     SERIES --
                           PORTFOLIO   PORTFOLIO  PORTFOLIO   CLASS     CLASS     CLASS   SERVICE CLASS SERVICE CLASS
                          -- CLASS I  -- CLASS I -- CLASS I  SHARES    SHARES    SHARES      SHARES        SHARES
                          -------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $330,171    41,212     62,371   1,160,933 1,507,315  578,268     801,797       9,874,272
Dividend receivable               --        --         --          --        --       --          --              --
Receivable for units
   sold                          800        --         --       2,244     2,614    2,828          89              --
                            ----------------------------------------------------------------------------------------
      Total assets           330,971    41,212     62,371   1,163,177 1,509,929  581,096     801,886       9,874,272
                            ----------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      14         2          2          50        64       25          36             471
Payable for units
   withdrawn                      --        --         --          --        --       --          --             115
                            ----------------------------------------------------------------------------------------
      Total liabilities           14         2          2          50        64       25          36             586
                            ----------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    330,957    41,210     62,369   1,163,127 1,509,865  581,071     757,294       9,698,607
Variable annuity contract
   owners in the
   annuitization
   period                         --        --         --          --        --       --      44,556         175,079
                            ----------------------------------------------------------------------------------------
Net assets                  $330,957    41,210     62,369   1,163,127 1,509,865  581,071     801,850       9,873,686
                            ========================================================================================
Investments in securities
   at cost                  $560,501    53,275     83,061   1,489,619 1,850,205  964,993     898,644      12,967,097
                            ========================================================================================
Shares outstanding            24,603     4,056      8,185     167,041   103,524   72,193      93,232         647,918
                            ========================================================================================

                 See accompanying notes to financial statements

                            MFS(R)
                           VARIABLE
                           INSURANCE
                             TRUST     OLD MUTUAL INSURANCE
                          (CONTINUED)      SERIES FUND                      OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          ----------- --------------------- ------------------------------------------------------------------
                            MFS(R)
                           UTILITIES                                                                  OPPENHEIMER
                           SERIES --             OLD MUTUAL               OPPENHEIMER   OPPENHEIMER     CAPITAL
                            SERVICE   OLD MUTUAL  LARGE CAP OPPENHEIMER    BALANCED       CAPITAL    APPRECIATION  OPPENHEIMER
                             CLASS     GROWTH II   GROWTH     BALANCED    FUND/VA --   APPRECIATION   FUND/VA --    CORE BOND
                            SHARES     PORTFOLIO  PORTFOLIO   FUND/VA   SERVICE SHARES    FUND/VA   SERVICE SHARES   FUND/VA
                          ----------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair
   value (note 2b)         $2,784,774     --          --      254,462      5,012,759      216,079      2,568,751     445,129
Dividend receivable                --     --          --           --             --           --             --          --
Receivable for units
   sold                           829     --          --           --             --           --          1,601          --
                           -------------------------------------------------------------------------------------------------
      Total assets          2,785,603     --          --      254,462      5,012,759      216,079      2,570,352     445,129
                           -------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      118     --          --           10            243            9            108          17
Payable for units
   withdrawn                       --     --          --           --          1,042           --             --          --
                           -------------------------------------------------------------------------------------------------
      Total liabilities           118     --          --           10          1,285            9            108          17
                           -------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                   2,785,485     --          --      254,452      4,936,395      216,070      2,550,624     445,112
Variable annuity contract
   owners in the
   annuitization
   period                          --     --          --           --         75,079           --         19,620          --
                           -------------------------------------------------------------------------------------------------
Net assets                 $2,785,485     --          --      254,452      5,011,474      216,070      2,570,244     445,112
                           =================================================================================================
Investments in securities
   at cost                 $3,794,801     --          --      460,479      8,753,580      324,971      3,721,396     726,075
                           =================================================================================================
Shares outstanding            154,624     --          --       30,114        598,181        8,418        101,052      69,012
                           =================================================================================================

                 See accompanying notes to financial statements

                                                                                                        PIMCO VARIABLE
                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)                  INSURANCE TRUST
                          ----------------------------------------------------------------------- -------------------------
                                                                                                                  PIMCO
                          OPPENHEIMER                         OPPENHEIMER                            PIMCO    FOREIGN BOND
                            GLOBAL                OPPENHEIMER MAIN STREET             OPPENHEIMER  ALL ASSET    PORTFOLIO
                           SECURITIES             MAIN STREET  SMALL CAP                 MIDCAP    PORTFOLIO  (U.S. DOLLAR-
                           FUND/VA -- OPPENHEIMER  FUND/VA --  FUND/VA -- OPPENHEIMER  FUND/VA -- -- ADVISOR   HEDGED) --
                            SERVICE   HIGH INCOME   SERVICE     SERVICE     MIDCAP      SERVICE      CLASS   ADMINISTRATIVE
                            SHARES      FUND/VA      SHARES      SHARES     FUND/VA      SHARES     SHARES    CLASS SHARES
                          -------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)              $ 9,625,741    43,585    13,767,048  4,778,344    204,304     154,480     874,534       99,772
Dividend receivable                --        --            --         --         --          --          --          217
Receivable for units
   sold                         1,394        --         5,867         --         --         353          --           61
                          ----------------------------------------------------------------------------------------------
      Total assets          9,627,135    43,585    13,772,915  4,778,344    204,304     154,833     874,534      100,050
                          ----------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                      433         2           640        208          7           1          36            5
Payable for units
   withdrawn                       --        --            --        586         --          --          --           --
                          ----------------------------------------------------------------------------------------------
      Total liabilities           433         2           640        794          7           1          36            5
                          ----------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                   9,538,268    43,583    13,530,109  4,700,389    204,297     154,832     874,498      100,045
Variable annuity contract
   owners in the
   annuitization
   period                      88,434        --       242,166     77,161         --          --          --           --
                          ----------------------------------------------------------------------------------------------
Net assets                $ 9,626,702    43,583    13,772,275  4,777,550    204,297     154,832     874,498      100,045
                          ----------------------------------------------------------------------------------------------
Investments in securities
   at cost                $12,163,109   205,975    14,974,816  6,801,865    475,561     247,987   1,101,502      104,843
                          ----------------------------------------------------------------------------------------------
Shares outstanding            480,806    27,585       954,719    453,353      7,418       5,715      94,749       10,415
                          ----------------------------------------------------------------------------------------------

                 See accompanying notes to financial statements

                                                                                                                           RYDEX
                                                                                                                         VARIABLE
                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)             THE PRUDENTIAL SERIES FUND       TRUST
                          ----------------------------------------------------------- ---------------------------------- --------
                                              PIMCO
                                            LONG-TERM
                               PIMCO          U.S.           PIMCO          PIMCO       JENNISON                NATURAL
                            HIGH YIELD     GOVERNMENT    LOW DURATION   TOTAL RETURN  20/20 FOCUS   JENNISON   RESOURCES
                           PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO --   PORTFOLIO  PORTFOLIO -- PORTFOLIO  NASDAQ-
                          ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE -- CLASS II   CLASS II    -- CLASS  100(R)
                           CLASS SHARES   CLASS SHARES   CLASS SHARES   CLASS SHARES     SHARES      SHARES    II SHARES   FUND
                          -------------------------------------------------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                $6,394,571     18,643,312     26,613,393     34,065,143    1,015,282     60,666    2,602,275  579,177
Dividend receivable             51,448         59,784        107,136        127,342           --         --           --       --
Receivable for units
   sold                          2,357          7,368         10,220          2,170           --         --           --       91
                            -----------------------------------------------------------------------------------------------------
      Total assets           6,448,376     18,710,464     26,730,749     34,194,655    1,015,282     60,666    2,602,275  579,268
                            -----------------------------------------------------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                       288            822          1,291          1,465           39          2          119       26
Payable for units
   withdrawn                        --             --             --             --          131          1          289       --
                            -----------------------------------------------------------------------------------------------------
      Total liabilities            288            822          1,291          1,465          170          3          408       26
                            -----------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in
   the accumulation
   period                    6,325,807     18,652,423     25,915,929     34,049,825    1,015,112     60,663    2,571,268  579,242
Variable annuity contract
   owners in the
   annuitization
   period                      122,281         57,219        813,529        143,365           --         --       30,599       --
                            -----------------------------------------------------------------------------------------------------
Net assets                  $6,448,088     18,709,642     26,729,458     34,193,190    1,015,112     60,663    2,601,867  579,242
                            =====================================================================================================
Investments in securities
   at cost                  $7,688,486     16,968,465     27,713,107     34,210,098    1,544,139     80,953    4,634,363  722,753
                            =====================================================================================================
Shares outstanding           1,129,783      1,524,392      2,749,317      3,304,088      112,062      4,195      110,547   55,160
                            =====================================================================================================

                 See accompanying notes to financial statements

                            THE UNIVERSAL
                           INSTITUTIONAL          VAN KAMPEN LIFE               XTF
                             FUNDS, INC.          INVESTMENT TRUST         ADVISORS TRUST
                          --------------- ------------------------------- ---------------
                             EQUITY AND       CAPTIAL
                               INCOME          GROWTH         COMSTOCK         ETF 60
                            PORTFOLIO --    PORTFOLIO --   PORTFOLIO --    PORTFOLIO --
                          CLASS II SHARES CLASS II SHARES CLASS II SHARES CLASS II SHARES
                          ---------------------------------------------------------------
ASSETS:
Investments at fair value
   (note 2b)                 $1,026,366       274,111        2,787,224           --
Dividend receivable                  --            --               --           --
Receivable for units sold            --            88              485           --
                             ------------------------------------------------------
   Total assets               1,026,366       274,199        2,787,709           --
                             ------------------------------------------------------
LIABILITIES:
Accrued expenses payable
   to affiliate
   (note 4b)                         62            11              113           --
Payable for units
   withdrawn                          2            --               --           --
                             ------------------------------------------------------
   Total liabilities                 64            11              113           --
                             ------------------------------------------------------
NET ASSETS ATTRIBUTABLE
   TO:
Variable deferred annuity
   contract owners in the
   accumulation period        1,026,302       274,188        2,787,596           --
Variable annuity contract
   owners in the
   annuitization
   period                            --            --               --           --
                             ------------------------------------------------------
Net assets                   $1,026,302       274,188        2,787,596           --
                             ======================================================
Investments in securities
   at cost                   $1,357,490       446,023        4,206,830           --
                             ======================================================
Shares outstanding               95,299        16,210          339,078           --
                             ======================================================

                 See accompanying notes to financial statements

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                            Statements of Operations

                                                             AIM VARIABLE INSURANCE FUNDS
                                            --------------------------------------------------------------
                                                          AIM V.I.                 AIM V.I.     AIM V.I.
                                              AIM V.I.     CAPITAL     AIM V.I.    GLOBAL    INTERNATIONAL
                                            BASIC VALUE APPRECIATION CORE EQUITY REAL ESTATE     GROWTH
                                              FUND --      FUND --     FUND --     FUND --      FUND --
                              CONSOLIDATED   SERIES II    SERIES I     SERIES I   SERIES II    SERIES II
                                 TOTAL         SHARES      SHARES       SHARES      SHARES       SHARES
                             -----------------------------------------------------------------------------
                                                      YEAR ENDED DECEMBER 31, 2008
                             -----------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends              $  27,885,808      40,819          --      15,011      49,749        42,285
   Mortality and expense
      risk and
      administrative charges
      (note 4a)                 14,214,201      27,283       9,596      11,020       7,995       159,530
                             ---------------------------------------------------------------------------
Net investment income
   (expense)                    13,671,607      13,536      (9,596)      3,991      41,754      (117,245)
                             ---------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   (76,591,607)    (81,872)    (13,852)     (2,589)   (174,262)   (2,659,580)
   Change in unrealized
      appreciation
      (depreciation)          (238,792,657) (1,399,813)   (311,833)   (246,261)   (157,184)   (2,800,087)
   Capital gain
      distributions             19,381,088     297,470          --          --      56,352        94,604
                             ---------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments             (296,003,176) (1,184,215)   (325,685)   (248,850)   (275,094)   (5,365,063)
                             ---------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations                $(282,331,569) (1,170,679)   (335,281)   (244,859)   (233,340)   (5,482,308)
                             ===========================================================================

                 See accompanying notes to financial statements

                              AIM
                            VARIABLE
                           INSURANCE
                             FUNDS                                      ALLIANCEBERNSTEIN VARIABLE PRODUCTS
                          (CONTINUED)  THE ALGER AMERICAN FUND                   SERIES FUND, INC.
                          ----------- ------------------------- -----------------------------------------------------
                                          ALGER        ALGER
                            AIM V.I.    AMERICAN     AMERICAN   ALLIANCEBERNSTEIN
                           LARGE CAP    LARGECAP     SMALLCAP        BALANCED     ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN
                             GROWTH      GROWTH       GROWTH          WEALTH            GLOBAL          GROWTH AND
                             FUND --  PORTFOLIO -- PORTFOLIO --      STRATEGY         TECHNOLOGY          INCOME
                            SERIES I     CLASS O      CLASS O      PORTFOLIO --      PORTFOLIO --      PORTFOLIO --
                             SHARES      SHARES       SHARES         CLASS B           CLASS B           CLASS B
                          -------------------------------------------------------------------------------------------
                                                             YEAR ENDED DECEMBER 31, 2008
                          -------------------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $      28         524           --         170,443               --            287,919
   Mortality and expense
      risk and
      administrative charges
      (note 4a)                3,736       3,511        5,057          93,125            6,042            110,177
                           --------------------------------------------------------------------------------------
Net investment income
   (expense)                  (3,708)     (2,987)      (5,057)         77,318           (6,042)           177,742
                           --------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain (loss)    1,056     (22,103)      13,561        (408,918)            (445)          (589,689)
   Change in unrealized
      appreciation
      (depreciation)        (107,755)   (134,887)    (224,236)     (1,783,788)        (256,006)        (4,130,522)
   Capital gain
      distributions               --          --        5,359         119,376               --          1,065,560
                           --------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (106,699)   (156,990)    (205,316)     (2,073,330)        (256,451)        (3,654,651)
                           --------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(110,407)   (159,977)    (210,373)     (1,996,012)        (262,493)        (3,476,909)
                           ======================================================================================

                 See accompanying notes to financial statements

                                   ALLIANCEBERNSTEIN VARIABLE PRODUCTS              AMERICAN CENTURY VARIABLE
                                      SERIES FUND, INC. (CONTINUED)                      PORTFOLIOS, INC.
                          ----------------------------------------------------- -----------------------------------
                          ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN ALLIANCEBERNSTEIN    VP
                            INTERNATIONAL       LARGE CAP         SMALL CAP     INCOME &        VP
                                VALUE             GROWTH            GROWTH       GROWTH   INTERNATIONAL VP ULTRA(R)
                             PORTFOLIO --       PORTFOLIO --     PORTFOLIO --    FUND --     FUND --      FUND --
                               CLASS B           CLASS B           CLASS B       CLASS I     CLASS I      CLASS I
                          -----------------------------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $    397,995              --                 --       14,128       19,469          --
   Mortality and expense
      risk and
      administrative charges
      (note 4a)                  348,274          28,510              2,512       11,433       45,891       9,060
                            -------------------------------------------------------------------------------------
Net investment income
   (expense)                      49,721         (28,510)            (2,512)       2,695      (26,422)     (9,060)
                            -------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain (loss)  (12,865,615)         (7,470)             5,611     (109,790)    (755,717)    (26,637)
   Change in unrealized
      appreciation
      (depreciation)          (5,345,824)       (891,738)          (104,332)    (287,987)    (965,730)   (372,925)
   Capital gain
      distributions              977,160              --                 --       84,637      228,695      93,437
                            -------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            (17,234,279)       (899,208)           (98,721)    (313,140)  (1,492,752)   (306,125)
                            -------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $(17,184,558)       (927,718)          (101,233)    (310,445)  (1,519,174)   (315,185)
                            =====================================================================================

                 See accompanying notes to financial statements

                              AMERICAN
                               CENTURY           AMERICAN
                              VARIABLE           CENTURY
                          PORTFOLIOS, INC.       VARIABLE
                             (CONTINUED)   PORTFOLIOS II, INC.         BLACKROCK VARIABLE SERIES FUNDS, INC.
                          ---------------- ------------------- ----------------------------------------------------
                                                                              BLACKROCK    BLACKROCK    BLACKROCK
                                               VP INFLATION      BLACKROCK     GLOBAL      LARGE CAP      VALUE
                              VP VALUE          PROTECTION      BASIC VALUE  ALLOCATION     GROWTH    OPPORTUNITIES
                               FUND --           FUND --       V.I. FUND -- V.I. FUND -- V.I. FUND --  V.I. FUND --
                               CLASS I           CLASS II        CLASS III    CLASS III    CLASS III    CLASS III
                          -----------------------------------------------------------------------------------------
                                                         YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends               $ 120,917           92,048           14,788     1,493,438        673        13,010
   Mortality and expense
      risk and
      administrative
      charges (note 4a)          24,314           64,112           10,624       971,130      2,552         5,984
                              ----------------------------------------------------------------------------------
Net investment income
   (expense)                     96,603           27,936            4,164       522,308     (1,879)        7,026
                              ----------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   (224,057)          27,750          (69,738)   (1,957,042)    (3,951)     (199,844)
   Change in unrealized
      appreciation
      (depreciation)           (484,424)         241,711         (263,691)  (12,106,344)   (65,678)      (12,016)
   Capital gain
      distributions             117,516               --            7,664       270,226         --         5,154
                              ----------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments              (590,965)         269,461         (325,765)  (13,793,160)   (69,629)     (206,706)
                              ----------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations                 $(494,362)         297,397         (321,601)  (13,270,852)   (71,508)     (199,680)
                              ==================================================================================

                 See accompanying notes to financial statements

                                                                                  DREYFUS
                                                                      DREYFUS    VARIABLE     DWS
                            COLUMBIA FUNDS VARIABLE                 INVESTMENT  INVESTMENT  VARIABLE
                               INSURANCE TRUST I        DREYFUS     PORTFOLIOS     FUND    SERIES II
                          -------------------------- ------------- ------------ ---------- ---------
                                          COLUMBIA                                            DWS
                                          MARSICO     THE DREYFUS                            DREMAN
                            COLUMBIA   INTERNATIONAL    SOCIALLY                              HIGH
                             MARSICO   OPPORTUNITIES  RESPONSIBLE     MIDCAP                 RETURN
                          GROWTH FUND,     FUND,         GROWTH        STOCK                 EQUITY
                            VARIABLE      VARIABLE   FUND, INC. -- PORTFOLIO --   MONEY      VIP --
                            SERIES --    SERIES --      INITIAL       INITIAL     MARKET    CLASS B
                             CLASS A      CLASS B        SHARES       SHARES    PORTFOLIO    SHARES
                          --------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $    12,885     1,358,955       2,320       12,894      44,532     57,478
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        60,233       206,975       4,803        2,596      32,255     12,238
                          -------------------------------------------------------------------------
Net investment income
   (expense)                  (47,348)    1,151,980      (2,483)      10,298      12,277     45,240
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (25,204)   (5,065,833)       (176)     (23,003)         --   (150,952)
   Change in unrealized
      appreciation
      (depreciation)       (1,861,702)   (6,403,419)   (124,816)     (79,245)          1   (493,411)
   Capital gain
      distributions                --     1,421,281          --       15,741          --    129,530
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (1,886,906)  (10,047,971)   (124,992)     (86,507)          1   (514,833)
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(1,934,254)   (8,895,991)   (127,475)     (76,209)     12,278   (469,593)
                          =========================================================================

                 See accompanying notes to financial statements

                                                                              EVERGREEN    FEDERATED
                                                                               VARIABLE    INSURANCE
                          DWS VARIABLE SERIES II EATON VANCE VARIABLE TRUST ANNUITY TRUST   SERIES
                          ---------------------- -------------------------- ------------- ----------
                              DWS
                            DREMAN
                             SMALL                                                         FEDERATED
                            MID CAP      DWS                        VT                     AMERICAN
                             VALUE    TECHNOLOGY       VT        WORLDWIDE   EVERGREEN VA   LEADERS
                            VIP --      VIP --   FLOATING-RATE    HEALTH        OMEGA     FUND II --
                            CLASS B    CLASS B       INCOME      SCIENCES      FUND --      PRIMARY
                            SHARES      SHARES        FUND         FUND        CLASS 2      SHARES
                          --------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $  97,309         --       781,208           --          --       12,333
   Mortality and expense
      risk and
      administrative
      charges (note 4a)      15,508      2,467       237,015       26,247         647        2,636
                          ------------------------------------------------------------------------
Net investment income
   (expense)                 81,801     (2,467)      544,193      (26,247)       (647)       9,697
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)               (206,108)    (1,320)   (1,603,994)     (64,328)        118      (29,883)
   Change in unrealized
      appreciation
      (depreciation)       (609,285)   (87,912)   (2,996,046)    (308,037)     (9,185)    (103,993)
   Capital gain
      distributions         325,563         --            --      236,310          --       47,444
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (489,830)   (89,232)   (4,600,040)    (136,055)     (9,067)     (86,432)
                          ------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(408,029)   (91,699)   (4,055,847)    (162,302)     (9,714)     (76,735)
                          ========================================================================

                 See accompanying notes to financial statements

                                                                           FIDELITY(R) VARIABLE
                             FEDERATED INSURANCE SERIES (CONTINUED)      INSURANCE PRODUCTS FUND
                          --------------------------------------------- -------------------------
                                     FEDERATED   FEDERATED
                                    HIGH INCOME HIGH INCOME   FEDERATED   VIP ASSET    VIP ASSET
                          FEDERATED     BOND        BOND      KAUFMANN   MANAGER(SM)  MANAGER(SM)
                           CAPITAL   FUND II --  FUND II --  FUND II -- PORTFOLIO -- PORTFOLIO --
                            INCOME    PRIMARY     SERVICE      SERVICE     INITIAL      SERVICE
                           FUND II     SHARES     SHARES       SHARES       CLASS       CLASS 2
                          -----------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $  9,263     23,145      692,743     116,861     20,447        88,104
   Mortality and expense
      risk and
      administrative
      charges (note 4a)      2,223      2,808       95,162      61,408      3,376        18,286
                          ---------------------------------------------------------------------
Net investment income
   (expense)                 7,040     20,337      597,581      55,453     17,071        69,818
                          ---------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)               (16,412)   (14,619)    (531,173)    (29,397)    (2,553)      (53,230)
   Change in unrealized
      appreciation
      (depreciation)       (27,739)   (51,883)  (1,665,222) (2,024,613)  (104,649)     (419,350)
   Capital gain
      distributions             --         --           --     258,870     10,437        44,982
                          ---------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (44,151)   (66,502)  (2,196,395) (1,795,140)   (96,765)     (427,598)
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(37,111)   (46,165)  (1,598,814) (1,739,687)   (79,694)     (357,780)
                          =====================================================================

                 See accompanying notes to financial statements

                                       FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ---------------------------------------------------------------------------------
                                                                        VIP
                                                                      DYNAMIC
                              VIP         VIP            VIP          CAPITAL        VIP           VIP
                            BALANCED   CONTRAFUND(R) CONTRAFUND(R) APPRECIATION EQUITY-INCOME EQUITY-INCOME
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                             SERVICE      INITIAL       SERVICE       SERVICE      INITIAL       SERVICE
                             CLASS 2       CLASS        CLASS 2       CLASS 2       CLASS        CLASS 2
                          ---------------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31, 2008
                          ---------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   297,561       17,034        215,489        1,451       21,668        171,294
   Mortality and expense
      risk and
      administrative
      charges (note 4a)       199,588       24,367        471,270        4,803       12,464        204,211
                          --------------------------------------------------------------------------------
Net investment income
   (expense)                   97,973       (7,333)      (255,781)      (3,352)       9,204        (32,917)
                          --------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (362,026)    (140,631)    (8,056,868)     (12,215)     (26,859)    (4,489,060)
   Change in unrealized
      appreciation
      (depreciation)       (4,739,883)    (835,757)    (9,433,071)    (147,035)    (458,142)    (2,855,058)
   Capital gain
      distributions           189,335       53,552        828,458        2,237          945         11,727
                          --------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (4,912,574)    (922,836)   (16,661,481)    (157,013)    (484,056)    (7,332,391)
                          --------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(4,814,601)    (930,169)   (16,917,262)    (160,365)    (474,852)    (7,365,308)
                          ================================================================================

                 See accompanying notes to financial statements

                                     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ------------------------------------------------------------------------------
                               VIP          VIP          VIP                                     VIP
                            GROWTH &     GROWTH &       GROWTH         VIP          VIP      INVESTMENT
                             INCOME       INCOME    OPPORTUNITIES    GROWTH       GROWTH     GRADE BOND
                          PORTFOLIO -- PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             INITIAL      SERVICE      INITIAL       INITIAL      SERVICE      SERVICE
                              CLASS       CLASS 2       CLASS         CLASS       CLASS 2      CLASS 2
                          ------------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31, 2008
                          ------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $  12,789        74,818          866        5,076        12,006     154,880
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        5,153        38,611        3,188        9,448        31,302      82,487
                           ---------------------------------------------------------------------------
Net investment income
   (expense)                   7,636        36,207       (2,322)      (4,372)      (19,296)     72,393
                           ---------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (3,314)     (139,819)       1,269       (4,714)       50,396    (408,372)
   Change in unrealized
      appreciation
      (depreciation)        (213,132)   (1,427,366)    (158,724)    (380,843)   (1,230,919)    (79,069)
   Capital gain
      distributions           40,103       237,879           --           --            --          --
                           ---------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (176,343)   (1,329,306)    (157,455)    (385,557)   (1,180,523)   (487,441)
                           ---------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(168,707)   (1,293,099)    (159,777)    (389,929)   (1,199,819)   (415,048)
                           ===========================================================================

                 See accompanying notes to financial statements

                              FIDELITY(R) VARIABLE INSURANCE         FRANKLIN TEMPLETON VARIABLE
                                 PRODUCTS FUND (CONTINUED)            INSURANCE PRODUCTS TRUST
                          -------------------------------------- ----------------------------------
                                                                                          FRANKLIN
                                                                                         TEMPLETON
                                                                              FRANKLIN      VIP
                                                                   FRANKLIN   LARGE CAP   FOUNDING
                               VIP          VIP       VIP VALUE     INCOME      GROWTH     FUNDS
                             MID CAP     OVERSEAS    STRATEGIES   SECURITIES  SECURITIES ALLOCATION
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO --   FUND --      FUND --    FUND --
                             SERVICE      INITIAL      SERVICE      CLASS 2    CLASS 2     CLASS 2
                             CLASS 2       CLASS       CLASS 2      SHARES      SHARES     SHARES
                          -------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31, 2008
                          -------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   727,375      20,154       53,851     6,165,598     20,919     410,341
   Mortality and expense
      risk and
      administrative
      charges (note 4a)       227,758       5,956        5,205     1,994,404      8,811     255,223
                          -------------------------------------------------------------------------
Net investment income
   (expense)                  499,617      14,198       48,646     4,171,194     12,108     155,118
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)               (2,414,894)      2,965      (25,321)   (5,537,574)   (49,084)   (732,224)
   Change in unrealized
      appreciation
      (depreciation)       (7,017,321)   (279,015)    (257,888)  (37,266,044)  (222,703) (6,455,590)
   Capital gain
      distributions         1,893,889      50,316       20,957     1,506,245     23,631     407,007
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (7,538,326)   (225,734)    (262,252)  (41,297,373)  (248,156) (6,780,807)
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(7,038,709)   (211,536)    (213,606)  (37,126,179)  (236,048) (6,625,689)
                          =========================================================================

                 See accompanying notes to financial statements

                             FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                          ----------------------------------------------------------------------
                                                                           TEMPLETON
                             MUTUAL     TEMPLETON  TEMPLETON    TEMPLETON    GLOBAL   TEMPLETON
                             SHARES      FOREIGN    FOREIGN   GLOBAL ASSET   INCOME     GROWTH
                           SECURITIES  SECURITIES SECURITIES  ALLOCATION   SECURITIES SECURITIES
                            FUND --      FUND --    FUND --      FUND --    FUND --     FUND --
                            CLASS 2      CLASS 1    CLASS 2      CLASS 2    CLASS 1    CLASS 2
                             SHARES      SHARES     SHARES       SHARES      SHARES     SHARES
                          ----------------------------------------------------------------------
                                                YEAR ENDED DECEMBER 31, 2008
                          ----------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   225,573      2,429     163,602      76,483      2,277      38,411
   Mortality and expense
      risk and
      administrative
      charges (note 4a)       100,975        860      83,683      10,179        838      31,476
                          ---------------------------------------------------------------------
Net investment income
   (expense)                  124,598      1,569      79,919      66,304      1,439       6,935
                          ---------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (762,069)      (377) (1,029,578)    (99,050)     6,664    (152,878)
   Change in unrealized
      appreciation
      (depreciation)       (1,852,573)   (35,433) (2,061,975)   (247,083)    (4,911)   (914,561)
   Capital gain
      distributions           170,199      5,977     440,895      82,070         --     124,676
                          ---------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (2,444,443)   (29,833) (2,650,658)   (264,063)     1,753    (942,763)
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(2,319,845)   (28,264) (2,570,739)   (197,759)     3,192    (935,828)
                          =====================================================================

                 See accompanying notes to financial statements

                                             GE INVESTMENTS FUNDS, INC.
                          ----------------------------------------------------------------
                                                                                  PREMIER
                          CORE VALUE           INTERNATIONAL   MID-CAP             GROWTH
                            EQUITY     INCOME      EQUITY       EQUITY             EQUITY
                            FUND --   FUND --     FUND --      FUND --    MONEY   FUND --
                            CLASS 1   CLASS 1     CLASS 1      CLASS 1    MARKET  CLASS 1
                            SHARES     SHARES      SHARES       SHARES     FUND    SHARES
                          ----------------------------------------------------------------
                                            YEAR ENDED DECEMBER 31, 2008
                          ----------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $  21,283   160,560       8,155        10,311  385,750    5,612
   Mortality and expense
      risk and
      administrative
      charges (note 4a)      26,585    51,099       1,888        96,587  312,570   21,613
                          ---------------------------------------------------------------
Net investment income
   (expense)                 (5,302)  109,461       6,267       (86,276)  73,180  (16,001)
                          ---------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                (29,027) (139,911)      8,340    (1,833,247)      --   (5,676)
   Change in unrealized
      appreciation
      (depreciation)       (653,872) (189,282)   (195,712)   (1,037,861)      -- (597,710)
   Capital gain
      distributions          38,477        --      90,510        43,524       --   53,775
                          ---------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (644,422) (329,193)    (96,862)   (2,827,584)      -- (549,611)
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(649,724) (219,732)    (90,595)   (2,913,860)  73,180 (565,612)
                          ===============================================================

                 See accompanying notes to financial statements

                                            GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          --------------------------------------------------------------------------
                           REAL ESTATE               SMALL-CAP     TOTAL        TOTAL
                           SECURITIES                  EQUITY      RETURN      RETURN    U.S. EQUITY
                             FUND --    S&P 500(R)    FUND --     FUND --      FUND --     FUND --
                             CLASS 1       INDEX      CLASS 1     CLASS 1      CLASS 3     CLASS 1
                             SHARES        FUND        SHARES      SHARES      SHARES       SHARES
                          --------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   236,954      438,999      17,597     482,690    2,469,952     24,627
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        51,421      457,114      66,471     431,490    2,270,900     21,284
                          ------------------------------------------------------------------------
Net investment income
   (expense)                  185,533      (18,115)    (48,874)     51,200      199,052      3,343
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (916,960)  (1,690,822)   (436,886)     82,645   (4,885,844)   (21,665)
   Change in unrealized
      appreciation
      (depreciation)         (281,617) (11,880,130) (1,293,023) (9,267,396) (36,489,379)  (564,512)
   Capital gain
      distributions                --       79,826      18,557     100,817      531,138     10,654
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (1,198,577) (13,491,126) (1,711,352) (9,083,934) (40,844,085)  (575,523)
                          ------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(1,013,044) (13,509,241) (1,760,226) (9,032,734) (40,645,033)  (572,180)
                          ========================================================================

                 See accompanying notes to financial statements

                                       GENWORTH VARIABLE INSURANCE TRUST
                          -----------------------------------------------------------
                                                                  GENWORTH
                                   GENWORTH            GENWORTH  LEGG MASON
                          GENWORTH COLUMBIA GENWORTH EATON VANCE  PARTNERS   GENWORTH
                          CALAMOS  MID CAP  DAVIS NY  LARGE CAP  AGGRESSIVE   PIMCO
                           GROWTH   VALUE   VENTURE     VALUE      GROWTH   STOCKPLUS
                            FUND     FUND     FUND       FUND       FUND       FUND
                          -----------------------------------------------------------
                                  PERIOD FROM SEPTEMBER 8 TO DECEMBER 31, 2008
                          -----------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $ --    13,115     636      29,893      4,269     364,022
   Mortality and expense
      risk and
      administrative
      charges (note 4a)       10     7,930     470      21,745     25,620      34,422
                            ---------------------------------------------------------
Net investment income
   (expense)                 (10)    5,185     166       8,148    (21,351)    329,600
                            ---------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   4   (13,586)    (51)     12,515     37,470       9,309
   Change in unrealized
      appreciation
      (depreciation)         372   (16,950)  1,708     287,947    552,814    (477,017)
   Capital gain
      distributions           --        --      --          --         --     483,994
                            ---------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            376   (30,536)  1,657     300,462    590,284      16,286
                            ---------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $366   (25,351)  1,823     308,610    568,933     345,886
                            =========================================================

                 See accompanying notes to financial statements

                              GENWORTH VARIABLE INSURANCE TRUST        GOLDMAN SACHS VARIABLE     J.P. MORGAN
                                         (CONTINUED)                      INSURANCE TRUST       SERIES TRUST II
                          ----------------------------------------- --------------------------- ---------------
                                                         GENWORTH
                             GENWORTH                 WESTERN ASSET
                              PUTNAM       GENWORTH     MANAGEMENT
                          INTERNATIONAL   THORNBURG     CORE PLUS   GOLDMAN SACHS GOLDMAN SACHS
                             CAPITAL    INTERNATIONAL     FIXED       GROWTH AND     MID CAP        JPMORGAN
                          OPPORTUNITIES     VALUE        INCOME        INCOME         VALUE           BOND
                               FUND          FUND         FUND           FUND          FUND        PORTFOLIO
                          -------------------------------------------------------------------------------------
                                  PERIOD FROM SEPTEMBER 8 TO
                                      DECEMBER 31, 2008                     YEAR ENDED DECEMBER 31, 2008
                          ----------------------------------------- -------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $     --         8,697        43,941         2,197        11,148        148,048
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        9,075         8,233        21,489         1,763        18,743         26,014
                            -------------------------------------------------------------------------------
Net investment income
   (expense)                  (9,075)          464        22,452           434        (7,595)       122,034
                            -------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   8,775        15,333        27,384         2,408       (97,476)      (166,114)
   Change in unrealized
      appreciation
      (depreciation)         232,097       174,028       339,100       (52,118)     (412,203)      (250,262)
   Capital gain
      distributions               --            --            --            11         1,917             --
                            -------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            240,872       189,361       366,484       (49,699)     (507,762)      (416,376)
                            -------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $231,797       189,825       388,936       (49,265)     (515,357)      (294,342)
                            ===============================================================================

                 See accompanying notes to financial statements

                               J.P. MORGAN SERIES TRUST II  (CONTINUED)          JANUS ASPEN SERIES
                          -------------------------------------------------- --------------------------
                             JPMORGAN    JPMORGAN    JPMORGAN    JPMORGAN       BALANCED     BALANCED
                          INTERNATIONAL   MID CAP     SMALL   U.S. LARGE CAP  PORTFOLIO -- PORTFOLIO --
                              EQUITY       VALUE     COMPANY    CORE EQUITY  INSTITUTIONAL    SERVICE
                            PORTFOLIO    PORTFOLIO  PORTFOLIO    PORTFOLIO       SHARES       SHARES
                          -----------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $   7,728       39,986     7,272       1,818         54,494        245,720
   Mortality and expense
      risk and
      administrative
      charges (note 4a)         6,158       43,050     4,990       2,220         29,474        176,035
                            --------------------------------------------------------------------------
Net investment income
   (expense)                    1,570       (3,064)    2,282        (402)        25,020         69,685
                            --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (95,345)    (134,610)   (4,420)      2,642         41,196       (133,209)
   Change in unrealized
      appreciation
      (depreciation)         (167,209)  (1,144,667) (140,302)    (59,598)      (591,686)    (2,604,761)
   Capital gain
      distributions            71,008      202,268    26,113          --        145,115        676,150
                            --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            (191,546)  (1,077,009) (118,609)    (56,956)      (405,375)    (2,061,820)
                            --------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $(189,976)  (1,080,073) (116,327)    (57,358)      (380,355)    (1,992,135)
                            ==========================================================================

                 See accompanying notes to financial statements

                                                   JANUS ASPEN SERIES (CONTINUED)
                          --------------------------------------------------------------------------------
                             FLEXIBLE                               GLOBAL LIFE    GLOBAL    INTERNATIONAL
                               BOND         FORTY        FORTY       SCIENCES    TECHNOLOGY      GROWTH
                           PORTFOLIO --  PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                          INSTITUTIONAL INSTITUTIONAL    SERVICE      SERVICE      SERVICE   INSTITUTIONAL
                              SHARES        SHARES       SHARES       SHARES       SHARES        SHARES
                          --------------------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends              $ 7,231          2,859           760         --           27        29,900
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        2,543         30,031       144,908      1,682          458        15,921
                             --------------------------------------------------------------------------
Net investment income
   (expense)                   4,688        (27,172)     (144,148)    (1,682)        (431)       13,979
                             --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (2,030)       153,294      (212,406)     7,610        9,983        98,544
   Change in unrealized
      appreciation
      (depreciation)           5,470     (1,196,342)   (4,382,310)   (40,443)     (21,938)     (985,879)
   Capital gain
      distributions               --             --            --         --           --       153,774
                             --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments              3,440     (1,043,048)   (4,594,716)   (32,833)     (11,955)     (733,561)
                             --------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations                $ 8,128     (1,070,220)   (4,738,864)   (34,515)     (12,386)     (719,582)
                             ==========================================================================

                 See accompanying notes to financial statements

                                                    JANUS ASPEN SERIES (CONTINUED)
                          ----------------------------------------------------------------------------------
                          INTERNATIONAL    LARGE CAP     LARGE CAP     MID CAP       MID CAP     WORLDWIDE
                              GROWTH        GROWTH        GROWTH       GROWTH        GROWTH        GROWTH
                           PORTFOLIO --   PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --  PORTFOLIO --
                             SERVICE     INSTITUTIONAL    SERVICE   INSTITUTIONAL    SERVICE   INSTITUTIONAL
                              SHARES        SHARES        SHARES        SHARES       SHARES        SHARES
                          ----------------------------------------------------------------------------------
                                                     YEAR ENDED DECEMBER 31, 2008
                          ----------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $  29,360         6,581         1,016        3,532           115       12,730
   Mortality and expense
      risk and
      administrative
      charges
      (note 4a)                17,022        13,061         2,732       21,364         3,154       15,572
                            -----------------------------------------------------------------------------
Net investment income
   (expense)                   12,338        (6,480)       (1,716)     (17,832)       (3,039)      (2,842)
                            -----------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   33,339       (89,889)       26,405     (161,780)       22,435     (108,723)
   Change in unrealized
      appreciation
      (depreciation)         (930,899)     (359,887)     (114,849)    (683,529)     (135,636)    (517,524)
   Capital gain
      distributions           157,370            --            --       84,885        12,146           --
                            -----------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            (740,190)     (449,776)      (88,444)    (760,424)     (101,055)    (626,247)
                            -----------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $(727,852)     (456,256)      (90,160)    (778,256)     (104,094)    (629,089)
                            =============================================================================

                 See accompanying notes to financial statements

                              JANUS
                          ASPEN SERIES
                           (CONTINUED)                     JPMORGAN INSURANCE TRUST
                          ------------ ----------------------------------------------------------------
                                                                                JPMORGAN
                                                                   JPMORGAN     INSURANCE
                                         JPMORGAN     JPMORGAN     INSURANCE      TRUST      JPMORGAN
                            WORLDWIDE    INSURANCE    INSURANCE      TRUST     DIVERSIFIED   INSURANCE
                             GROWTH       TRUST         TRUST     DIVERSIFIED    MID CAP   TRUST EQUITY
                          PORTFOLIO --   BALANCED     CORE BOND      EQUITY      GROWTH        INDEX
                             SERVICE   PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             SHARES       CLASS 1      CLASS 1      CLASS 1      CLASS 1      CLASS 1
                          -----------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $   3,915       3,194       90,668        49,084       2,168        10,284
   Mortality and expense
      risk and
      administrative
      charges
      (note 4a)                6,375         596       32,847        14,599       1,370        10,609
                           --------------------------------------------------------------------------
Net investment income
   (expense)                  (2,460)      2,598       57,821        34,485         798          (325)
                           --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                   8,856     (11,459)     (31,929)     (158,364)     (4,395)     (103,415)
   Change in unrealized
      appreciation
      (depreciation)        (236,082)     (8,413)     (45,212)     (207,031)       (950)     (137,002)
   Capital gain
      distributions               --       4,501           --        29,201       3,159            --
                           --------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (227,226)    (15,371)     (77,141)     (336,194)     (2,186)     (240,417)
                           --------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(229,686)    (12,773)     (19,320)     (301,709)     (1,388)     (240,742)
                           ==========================================================================

                 See accompanying notes to financial statements

                                                                           LEGG MASON PARTNERS
                           JPMORGAN INSURANCE TRUST (CONTINUED)           VARIABLE EQUITY TRUST
                          -------------------------------------- --------------------------------------
                            JPMORGAN     JPMORGAN     JPMORGAN   LEGG MASON    LEGG MASON   LEGG MASON
                            INSURANCE    INSURANCE    INSURANCE    PARTNERS     PARTNERS     PARTNERS
                              TRUST        TRUST       TRUST      VARIABLE      VARIABLE     VARIABLE
                           GOVERNMENT    INTREPID     INTREPID    AGGRESSIVE   CAPITAL AND  CAPITAL AND
                              BOND        GROWTH       MID CAP      GROWTH       INCOME       INCOME
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- PORTFOLIO --
                             CLASS 1      CLASS 1      CLASS 1     CLASS II      CLASS I     CLASS II
                          -----------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $71,772         7,848       11,354           --       1,992        18,647
   Mortality and expense
      risk and
      administrative
      charges (note 4a)      25,851        16,219       13,199       15,218       1,136        14,065
                            -------------------------------------------------------------------------
Net investment income
   (expense)                 45,921        (8,371)      (1,845)     (15,218)        856         4,582
                            -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 28,642      (176,119)    (302,923)     (13,960)     (6,542)      (58,381)
   Change in unrealized
      appreciation
      (depreciation)         15,282      (235,592)    (131,591)    (450,737)    (26,197)     (250,516)
   Capital gain
      distributions              --            --       58,695           --         459         4,175
                            -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            43,924      (411,711)    (375,819)    (464,697)    (32,280)     (304,722)
                            -------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $89,845      (420,082)    (377,664)    (479,915)    (31,424)     (300,140)
                            =========================================================================

                 See accompanying notes to financial statements

                                                     LEGG MASON
                                                      PARTNERS
                          LEGG MASON PARTNERS         VARIABLE
                            VARIABLE EQUITY            INCOME
                           TRUST (CONTINUED)            TRUST         MFS(R) VARIABLE INSURANCE TRUST
                          ------------------------- ------------ -----------------------------------------
                           LEGG MASON                LEGG MASON      MFS(R)
                            PARTNERS    LEGG MASON    PARTNERS     INVESTORS       MFS(R)
                            VARIABLE     PARTNERS     VARIABLE       GROWTH      INVESTORS       MFS(R)
                           FUNDAMENTAL   VARIABLE     STRATEGIC      STOCK         TRUST     NEW DISCOVERY
                              VALUE      INVESTORS      BOND       SERIES --     SERIES --     SERIES --
                          PORTFOLIO -- PORTFOLIO -- PORTFOLIO -- SERVICE CLASS SERVICE CLASS SERVICE CLASS
                             CLASS I      CLASS I      CLASS I       SHARES        SHARES        SHARES
                          --------------------------------------------------------------------------------
                                                    YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $   7,854         775        4,682         5,950        22,766        47,353
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        7,604         837        1,061        29,640        39,305        14,010
                           ----------------------------------------------------------------------------
Net investment income
   (expense)                     250         (62)       3,621       (23,690)      (16,539)       33,343
                           ----------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (26,654)        222       (5,459)       61,709       153,282       (44,998)
   Change in unrealized
      appreciation
      (depreciation)        (175,461)    (27,147)     (13,986)     (925,472)   (1,302,288)     (552,710)
   Capital gain
      distributions              354       1,719           --        99,298       182,473       138,107
                           ----------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (201,761)    (25,206)     (19,445)     (764,465)     (966,533)     (459,601)
                           ----------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(201,511)    (25,268)     (15,824)     (788,155)     (983,072)     (426,258)
                           ============================================================================

                 See accompanying notes to financial statements

                                                                                          OPPENHEIMER
                                                                                            VARIABLE
                                       MFS(R) VARIABLE                    OLD MUTUAL        ACCOUNT
                                 INSURANCE TRUST (CONTINUED)        INSURANCE SERIES FUND    FUNDS
                          ----------------------------------------- --------------------- -----------
                              MFS(R)
                            STRATEGIC       MFS(R)        MFS(R)
                              INCOME     TOTAL RETURN   UTILITIES              OLD MUTUAL
                             SERIES --    SERIES --     SERIES --   OLD MUTUAL  LARGE CAP OPPENHEIMER
                          SERVICE CLASS SERVICE CLASS SERVICE CLASS  GROWTH II    GROWTH    BALANCED
                              SHARES        SHARES        SHARES     PORTFOLIO  PORTFOLIO   FUND/VA
                          ---------------------------------------------------------------------------
                                                                                           YEAR ENDED
                                                                    PERIOD FROM JANUARY 1 DECEMBER 31,
                                 YEAR ENDED DECEMBER 31, 2008        TO DECEMBER 12, 2008     2008
                          ----------------------------------------- --------------------- -----------
Investment income and
   expense:
   Income -- Ordinary
      dividends             $  43,739       443,134        267,311         --      1,230     24,633
   Mortality and expense
      risk and
      administrative
      charges (note 4a)        12,044       228,815         61,958      1,881      4,992      6,326
                            -----------------------------------------------------------------------
Net investment income
   (expense)                   31,695       214,319        205,353     (1,881)    (3,762)    18,307
                            -----------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (37,938)     (733,387)        59,308   (139,858)  (151,016)   (30,406)
   Change in unrealized
      appreciation
      (depreciation)          (91,037)   (3,316,879)    (2,533,000)    78,915     11,920   (237,916)
   Capital gain
      distributions                --       614,891        403,963         --         --     33,973
                            -----------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments            (128,975)   (3,435,375)    (2,069,729)   (60,943)  (139,096)  (234,349)
                            -----------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations               $ (97,280)   (3,221,056)    (1,864,376)   (62,824)  (142,858)  (216,042)
                            =======================================================================

                 See accompanying notes to financial statements

                                        OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          --------------------------------------------------------------------------
                                                     OPPENHEIMER             OPPENHEIMER
                          OPPENHEIMER                  CAPITAL                   GLOBAL
                            BALANCED    OPPENHEIMER APPRECIATION             SECURITIES
                           FUND/VA --     CAPITAL    FUND/VA --  OPPENHEIMER  FUND/VA -- OPPENHEIMER
                            SERVICE    APPRECIATION    SERVICE    CORE BOND    SERVICE   HIGH INCOME
                             SHARES       FUND/VA      SHARES      FUND/VA      SHARES     FUND/VA
                          --------------------------------------------------------------------------
                                                 YEAR ENDED DECEMBER 31, 2008
                          --------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   234,116         698            --     38,746      124,368     12,413
   Mortality and expense
      risk and
      administrative
      charges (note 4a)       128,884       5,835        64,493     10,760      139,249      2,275
                          ------------------------------------------------------------------------
Net investment income
   (expense)                  105,232      (5,137)      (64,493)    27,986      (14,881)    10,138
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (457,627)     14,914        61,730    (59,063)    (366,407)   (16,123)
   Change in unrealized
      appreciation
      (depreciation)       (3,614,996)   (223,769)   (2,327,029)  (283,038)  (4,045,316)  (151,744)
   Capital gain
      distributions           347,848          --            --         --      554,465         --
                          ------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (3,724,775)   (208,855)   (2,265,299)  (342,101)  (3,857,258)  (167,867)
                          ------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(3,619,543)   (213,992)   (2,329,792)  (314,115)  (3,872,139)  (157,729)
                          ========================================================================

                 See accompanying notes to financial statements

                                                                                  PIMCO VARIABLE
                           OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)         INSURANCE TRUST
                          ------------------------------------------------ ----------------------------
                                                                                              PIMCO
                                                                                          FOREIGN BOND
                                       OPPENHEIMER                                          PORTFOLIO
                          OPPENHEIMER  MAIN STREET             OPPENHEIMER      PIMCO     (U.S. DOLLAR-
                          MAIN STREET   SMALL CAP                 MIDCAP     ALL ASSET     HEDGED) --
                           FUND/VA --   FUND/VA -- OPPENHEIMER  FUND/VA --  PORTFOLIO -- ADMINISTRATIVE
                            SERVICE      SERVICE      MIDCAP     SERVICE   ADVISOR CLASS     CLASS
                            SHARES        SHARES     FUND/VA      SHARES       SHARES        SHARES
                          -----------------------------------------------------------------------------
                                                   YEAR ENDED DECEMBER 31, 2008
                          -----------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends           $   182,209      69,028         --          --       68,961         3,764
   Mortality and expense
      risk and
      administrative
      charges
      (note 4a)               141,796     143,801      4,715       3,884       18,996         2,032
                          -------------------------------------------------------------------------
Net investment income
   (expense)                   40,413     (74,773)    (4,715)     (3,884)      49,965         1,732
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                 (271,746) (1,982,006)   (29,684)        158      (77,271)       (1,116)
   Change in unrealized
      appreciation
      (depreciation)       (3,112,991) (2,549,518)  (175,824)   (151,766)    (211,371)       (5,619)
   Capital gain
      distributions           413,156     402,836         --          --        2,356            --
                          -------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments          (2,971,581) (4,128,688)  (205,508)   (151,608)    (286,286)       (6,735)
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations             $(2,931,168) (4,203,461)  (210,223)   (155,492)    (236,321)       (5,003)
                          =========================================================================

                 See accompanying notes to financial statements

                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)           THE PRUDENTIAL SERIES FUND
                          ------------------------------------------------------------ ---------------------------
                                              PIMCO
                               PIMCO        LONG-TERM         PIMCO          PIMCO
                            HIGH YIELD   U.S. GOVERNMENT  LOW DURATION   TOTAL RETURN  JENNISON 20/20
                            PORTFOLIO --   PORTFOLIO --   PORTFOLIO --    PORTFOLIO --      FOCUS       JENNISON
                          ADMINISTRATIVE  ADMINISTRATIVE ADMINISTRATIVE ADMINISTRATIVE  PORTFOLIO --  PORTFOLIO --
                               CLASS           CLASS          CLASS          CLASS        CLASS II      CLASS II
                              SHARES          SHARES         SHARES         SHARES         SHARES        SHARES
                          ----------------------------------------------------------------------------------------
                                                        YEAR ENDED DECEMBER 31, 2008
                          ----------------------------------------------------------------------------------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $   421,516        840,535       1,536,826     1,772,358         379,958          54
   Mortality and expense
      risk and
      administrative
      charges
      (note 4a)                 84,166        320,048         642,703       497,071          96,769       1,278
                           ------------------------------------------------------------------------------------
Net investment income
   (expense)                   337,350        520,487         894,123     1,275,287         283,189      (1,224)
                           ------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (343,538)       158,012        (958,452)      128,645      (3,300,452)        797
   Change in unrealized
      appreciation
      (depreciation)        (1,246,784)     1,524,526      (1,523,887)     (703,836)       (310,818)    (37,192)
   Capital gain
      distributions             21,186         96,028         267,841       262,510              --          --
                           ------------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (1,569,136)     1,778,566      (2,214,498)     (312,681)     (3,611,270)    (36,395)
                           ------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(1,231,786)     2,299,053      (1,320,375)      962,606      (3,328,081)    (37,619)
                           ====================================================================================

                 See accompanying notes to financial statements

                          THE PRUDENTIAL                THE UNIVERSAL
                            SERIES FUND       RYDEX     INSTITUTIONAL      VAN KAMPEN LIFE            XTF
                            (CONTINUED)  VARIABLE TRUST  FUNDS, INC.       INVESTMENT TRUST     ADVISORS TRUST
                          -------------- -------------- ------------- ------------------------- --------------
                              NATURAL                     EQUITY AND     CAPTIAL
                             RESOURCES                      INCOME       GROWTH      COMSTOCK       ETF 60
                           PORTFOLIO --                  PORTFOLIO -- PORTFOLIO -- PORTFOLIO --  PORTFOLIO --
                             CLASS II     NASDAQ-100(R)    CLASS II     CLASS II     CLASS II      CLASS II
                              SHARES          FUND          SHARES       SHARES       SHARES        SHARES
                          ------------------------------------------------------------------------------------
                                                                                                  PERIOD FROM
                                                                                                 JANUARY 1 TO
                                               YEAR ENDED DECEMBER 31, 2008                      JUNE 20, 2008
                          --------------------------------------------------------------------- --------------
Investment income and
   expense:
   Income -- Ordinary
      dividends            $   436,746         1,403        36,028           885       229,375      20,217
   Mortality and expense
      risk and
      administrative
      charges
      (note 4a)                 57,120        13,868        24,571         6,928       154,828      12,052
                           -------------------------------------------------------------------------------
Net investment income
   (expense)                   379,626       (12,465)       11,457        (6,043)       74,547       8,165
                           -------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments:
   Net realized gain
      (loss)                  (700,227)        2,733       (30,477)       (9,613)   (3,666,586)    (54,085)
   Change in unrealized
      appreciation
      (depreciation)        (2,187,467)     (440,816)     (318,621)     (253,241)   (1,366,649)     23,130
   Capital gain
      distributions                 --            --        28,638            --       423,761          --
                           -------------------------------------------------------------------------------
Net realized and
   unrealized gain (loss)
   on investments           (2,887,694)     (438,083)     (320,460)     (262,854)   (4,609,474)    (30,955)
                           -------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations              $(2,508,068)     (450,548)     (309,003)     (268,897)   (4,534,927)    (22,790)
                           ===============================================================================

                 See accompanying notes to financial statements

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1
                      Statements of Changes in Net Assets

                                                             AIM VARIABLE INSURANCE FUNDS
                                                      -----------------------------------------
                                                                              AIM V.I. CAPITAL
                                                          AIM V.I. BASIC        APPRECIATION
                                                          VALUE FUND --            FUND --
                              CONSOLIDATED TOTAL         SERIES II SHARES      SERIES I SHARES
                          ----------------------------------------------------------------------
                                   YEAR ENDED               YEAR ENDED           YEAR ENDED
                                  DECEMBER 31,             DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------------
                               2008          2007        2008        2007      2008      2007
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  13,671,607    9,419,308      13,536    (29,222)   (9,596)  (14,266)
   Net realized gain
      (loss) on
      investments           (76,591,607)  14,660,452     (81,872)    87,724   (13,852)   25,357
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (238,792,657) (11,661,873) (1,399,813)  (185,047) (311,833)   76,728
   Capital gain
      distributions          19,381,088   25,528,989     297,470    132,746        --        --
                          ---------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from
         operations        (282,331,569)  37,946,876  (1,170,679)     6,201  (335,281)   87,819
                          ---------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             280,286,058  301,810,458       2,365     35,541     7,282    40,626
   Death benefits           (13,091,387)  (6,811,225)     (2,972)    (7,690)       --        --
   Surrenders               (51,975,202) (48,489,087)   (133,080)  (180,083) (120,780) (101,179)
   Administrative
      expenses               (1,452,204)    (398,715)     (1,572)    (1,896)     (390)     (417)
   Transfers between
      subaccounts
      (including fixed
      account), net         (12,505,202)  17,347,893      33,974    (84,210)  (68,917)  (13,996)
                          ---------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       201,262,063  263,459,324    (101,285)  (238,338) (182,805)  (74,966)
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets               (81,069,506) 301,406,200  (1,271,964)  (232,137) (518,086)   12,853
Net assets at beginning
   of year                  781,166,034  479,759,834   2,313,021  2,545,158   885,116   872,263
                          ---------------------------------------------------------------------
Net assets at end of
   year                   $ 700,096,528  781,166,034   1,041,057  2,313,021   367,030   885,116
                          =====================================================================
Changes in units
   (note 5):
   Units purchased                                        24,629     15,090     6,208     7,270
   Units redeemed                                        (32,255)   (28,588)  (26,869)  (14,212)
                                                      -----------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners                                     (7,626)   (13,498)  (20,661)   (6,942)
                                                      =========================================

                 See accompanying notes to financial statements

                                      AIM VARIABLE INSURANCE FUNDS (CONTINUED)
                          ---------------------------------------------------------------
                              AIM V.I. CORE      AIM V.I. GLOBAL   AIM V.I. INTERNATIONAL
                             EQUITY FUND --    REAL ESTATE FUND --     GROWTH FUND --
                             SERIES I SHARES     SERIES II SHARES     SERIES II SHARES
                          ---------------------------------------------------------------
                               YEAR ENDED           YEAR ENDED           YEAR ENDED
                              DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008       2007      2008      2007       2008       2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   3,991    (5,100)   41,754    39,697    (117,245)   (64,434)
   Net realized gain
      (loss) on
      investments            (2,589)   30,510  (174,262)   (7,880) (2,659,580)   276,749
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (246,261)   40,047  (157,184) (152,226) (2,800,087)   253,716
   Capital gain
      distributions              --        --    56,352    79,848      94,604         --
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (244,859)   65,457  (233,340)  (40,561) (5,482,308)   466,031
                          --------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              76,080     9,069    61,354    70,306   5,912,728  4,459,737
   Death benefits            (3,016)  (13,962)     (427)       --     (12,659)        --
   Surrenders              (133,524) (166,387)  (17,610)   (2,095)   (353,337)  (172,578)
   Administrative
      expenses                 (291)     (235)     (213)     (137)    (22,919)    (2,631)
   Transfers between
      subaccounts
      (including fixed
      account), net         (56,764)   18,311    67,012   285,964  (2,132,205)   (47,395)
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (117,515) (153,204)  110,116   354,038   3,391,608  4,237,133
                          --------------------------------------------------------------
Increase (decrease) in
   net assets              (362,374)  (87,747) (123,224)  313,477  (2,090,700) 4,703,164
Net assets at beginning
   of year                  879,605   967,352   576,843   263,366   7,486,278  2,783,114
                          --------------------------------------------------------------
Net assets at end of
   year                   $ 517,231   879,605   453,619   576,843   5,395,578  7,486,278
                          ==============================================================
Changes in units
   (note 5):
   Units purchased           11,870     4,384   153,405    43,190   1,804,230    615,486
   Units redeemed           (21,408)  (17,441) (126,535)  (17,343) (1,594,271)  (286,768)
                          --------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (9,538)  (13,057)   26,870    25,847     209,959    328,718
                          ==============================================================

                 See accompanying notes to financial statements

                              AIM VARIABLE
                             INSURANCE FUNDS
                               (CONTINUED)               THE ALGER AMERICAN FUND
                          -------------------- ------------------------------------------
                                                  ALGER AMERICAN
                           AIM V.I. LARGE CAP    LARGECAP GROWTH       ALGER AMERICAN
                           GROWTH -- SERIES I      PORTFOLIO --     SMALLCAP PORTFOLIO --
                                 SHARES          CLASS O SHARES        CLASS O SHARES
                          -------------------- ------------------------------------------
                               YEAR ENDED           YEAR ENDED           YEAR ENDED
                              DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008       2007      2008      2007       2008       2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  (3,708)   (3,408)   (2,987)   (5,462)    (5,057)     (9,413)
   Net realized gain
      (loss) on
      investments             1,056     5,947   (22,103)  (14,615)    13,561      92,728
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (107,755)   24,697  (134,887)  106,611   (224,236)     18,903
   Capital gain
      distributions              --        --        --        --      5,359          --
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (110,407)   27,236  (159,977)   86,534   (210,373)    102,218
                          --------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               5,200     9,700        --        --         --       3,075
   Death benefits                --        --        --        --         --          --
   Surrenders               (13,870)  (34,208) (113,126) (153,806)  (102,128)   (299,575)
   Administrative
      expenses                 (284)     (323)     (185)     (366)      (318)       (549)
   Transfers between
      subaccounts
      (including fixed
      account), net          29,932    45,952   (47,940)  (34,948)   (43,248)    (33,228)
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
          transactions       20,978    21,121  (161,251) (189,120)  (145,694)   (330,277)
                          --------------------------------------------------------------
Increase (decrease) in
   net assets               (89,429)   48,357  (321,228) (102,586)  (356,067)   (228,059)
Net assets at beginning
   of year                  260,900   212,543   471,916   574,502    548,966     777,025
                          --------------------------------------------------------------
Net assets at end of
   year                   $ 171,471   260,900   150,688   471,916    192,899     548,966
                          ==============================================================
Changes in units
   (note 5):
   Units purchased           10,700     5,494        66       511      1,140       3,013
   Units redeemed            (8,851)   (3,857)  (14,277)  (16,188)   (14,672)    (28,896)
                          --------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         1,849     1,637   (14,211)  (15,677)   (13,532)    (25,883)
                          ==============================================================

                 See accompanying notes to financial statements

                                  ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
                          ---------------------------------------------------------------------
                              ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN      ALLIANCEBERNSTEIN
                           BALANCED WEALTH STRATEGY  GLOBAL TECHNOLOGY      GROWTH AND INCOME
                             PORTFOLIO -- CLASS B   PORTFOLIO -- CLASS B  PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------
                                       PERIOD FROM
                           YEAR ENDED  AUGUST 27 TO      YEAR ENDED           YEAR ENDED
                          DECEMBER 31, DECEMBER 31,     DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------------
                              2008         2007        2008      2007        2008       2007
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    77,318      (6,821)    (6,042)   (7,919)     177,742     (6,788)
   Net realized gain
      (loss) on
      investments            (408,918)       (445)      (445)   12,286     (589,689)   262,541
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (1,783,788)    (13,879)  (256,006)   77,674   (4,130,522)  (395,340)
   Capital gain
      distributions           119,376          --         --        --    1,065,560    444,535
                          --------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from
         operations        (1,996,012)    (21,145)  (262,493)   82,041   (3,476,909)   304,948
                          --------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             3,944,313   2,634,257      6,410    80,355      106,753    156,333
   Death benefits                  --          --         --        --      (37,811)   (43,213)
   Surrenders                (118,850)     (6,401)   (66,666)  (21,346)    (609,012)  (803,175)
   Administrative
      expenses                (19,359)         --       (558)     (756)      (4,433)    (4,784)
   Transfers between
      subaccounts
      (including fixed
      account), net           390,398      79,670    (74,038)   31,839       91,227    158,962
                          --------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       4,196,502   2,707,526   (134,852)   90,092     (453,276)  (535,877)
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets               2,200,490   2,686,381   (397,345)  172,133   (3,930,185)  (230,929)
Net assets at beginning
   of year                  2,686,381          --    641,944   469,811    9,232,454  9,463,383
                          --------------------------------------------------------------------
Net assets at end of
   year                   $ 4,886,871   2,686,381    244,599   641,944    5,302,269  9,232,454
                          ====================================================================
Changes in units
   (note 5):
   Units purchased
                              775,023     277,103      8,055     8,461      322,992     65,142
   Units redeemed
                             (328,867)    (12,703)   (17,123)   (3,377)    (317,809)  (105,502)
                          --------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         446,156     264,400     (9,068)    5,084        5,183    (40,360)
                          ====================================================================

                 See accompanying notes to financial statements

                            ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC. (CONTINUED)
                          ---------------------------------------------------------------------
                              ALLIANCEBERNSTEIN        ALLIANCEBERNSTEIN     ALLIANCEBERNSTEIN
                             INTERNATIONAL VALUE       LARGE CAP GROWTH      SMALL CAP GROWTH
                             PORTFOLIO -- CLASS B    PORTFOLIO -- CLASS B  PORTFOLIO -- CLASS B
                          ---------------------------------------------------------------------
                                  YEAR ENDED              YEAR ENDED            YEAR ENDED
                                 DECEMBER 31,            DECEMBER 31,          DECEMBER 31,
                          ---------------------------------------------------------------------
                               2008         2007        2008       2007       2008      2007
                          ---------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $     49,721      51,896     (28,510)   (37,624)   (2,512)   (2,103)
   Net realized gain
      (loss) on
      investments          (12,865,615)    385,567      (7,470)    82,890     5,611    11,680
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (5,345,824)   (570,328)   (891,738)   214,898  (104,332)    4,325
   Capital gain
      distributions            977,160     223,128          --         --        --        --
                          -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (17,184,558)     90,263    (927,718)   260,164  (101,233)   13,902
                          -------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             12,850,308  10,720,562      41,219     91,923    20,056    24,635
   Death benefits              (28,907)         --     (11,954)   (53,340)       --        --
   Surrenders                 (690,131)   (512,365)   (148,990)  (284,740)  (22,418)  (17,157)
   Administrative
      expenses                 (45,126)     (4,894)     (1,396)    (1,689)     (181)      (48)
   Transfers between
      subaccounts
      (including fixed
      account), net         (4,644,993)    797,044    (114,057)    (9,944)   72,056    27,099
                          -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        7,441,151  11,000,347    (235,178)  (257,790)   69,513    34,529
                          -------------------------------------------------------------------
Increase (decrease) in
   net assets               (9,743,407) 11,090,610  (1,162,896)     2,374   (31,720)   48,431
Net assets at beginning
   of year                  17,244,542   6,153,932   2,366,141  2,363,767   164,813   116,382
                          -------------------------------------------------------------------
Net assets at end of year $  7,501,135  17,244,542   1,203,245  2,366,141   133,093   164,813
                          ===================================================================
Changes in units
   (note 5):
   Units purchased           4,963,563   1,498,980      32,479     21,136    11,039     5,932
   Units redeemed           (4,946,748)   (640,405)    (63,277)   (45,993)   (3,863)   (3,299)
                          -------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners           16,815     858,575     (30,798)   (24,857)    7,176     2,633
                          ===================================================================

                 See accompanying notes to financial statements

                                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
                          ------------------------------------------------------------
                           VP INCOME & GROWTH    VP INTERNATIONAL       VP ULTRA(R)
                            FUND -- CLASS I       FUND -- CLASS I     FUND -- CLASS I
                          ------------------------------------------------------------
                                 YEAR ENDED         YEAR ENDED           YEAR ENDED
                                DECEMBER 31,       DECEMBER 31,         DECEMBER 31,
                          ------------------------------------------------------------
                             2008      2007       2008       2007       2008     2007
                          ------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   2,695   (1,947)    (26,422)   (27,043)   (9,060) (13,115)
   Net realized gain
      (loss) on
      investments          (109,790)  18,204    (755,717)   162,772   (26,637)  15,988
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (287,987) (50,387)   (965,730)   163,255  (372,925) 143,362
   Capital gain
      distributions          84,637       --     228,695         --    93,437       --
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (310,445) (34,130) (1,519,174)   298,984  (315,185) 146,235
                          ------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               5,800   25,908     514,083  1,470,691     4,462   17,131
   Death benefits                --  (36,201)     (4,779)        --        --       --
   Surrenders               (17,999) (19,270)   (102,448)   (90,167)  (72,403) (19,588)
   Administrative
      expenses                 (352)    (420)     (1,533)      (793)     (832)  (1,115)
   Transfers between
      subaccounts
      (including fixed
      account), net          (2,726) 483,904      (8,611)  (106,700) (111,007) (57,901)
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (15,277) 453,921     396,712  1,273,031  (179,780) (61,473)
                          ------------------------------------------------------------
Increase (decrease) in
   net assets              (325,722) 419,791  (1,122,462) 1,572,015  (494,965)  84,762
Net assets at beginning
   of year                  884,975  465,184   2,771,124  1,199,109   855,772  771,010
                          ------------------------------------------------------------
Net assets at end of year $ 559,253  884,975   1,648,662  2,771,124   360,807  855,772
                          ============================================================
Changes in units
   (note 5):
   Units purchased           28,327   33,491   1,002,858    429,062    13,008    3,978
   Units redeemed           (29,276)  (7,157)   (976,559)  (325,079)  (28,541)  (8,280)
                          ------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          (949)  26,334      26,299    103,983   (15,533)  (4,302)
                          ============================================================

                 See accompanying notes to financial statements

                             AMERICAN CENTURY      AMERICAN CENTURY
                           VARIABLE PORTFOLIOS,   VARIABLE PORTFOLIOS  BLACKROCK VARIABLE
                             INC. (CONTINUED)          II, INC.        SERIES FUNDS, INC.
                          ---------------------  --------------------  ------------------
                                                     VP INFLATION        BLACKROCK BASIC
                             VP VALUE FUND --     PROTECTION FUND --   VALUE V.I. FUND --
                                 CLASS I               CLASS II             CLASS III
                          ---------------------------------------------------------------
                                YEAR ENDED            YEAR ENDED           YEAR ENDED
                               DECEMBER 31,          DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008        2007       2008       2007       2008     2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   96,603    105,885      27,936    34,279     4,164     6,629
   Net realized gain
      (loss) on
      investments           (224,057)     1,817      27,750    (3,703)  (69,738)    4,210
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (484,424)  (296,721)    241,711    39,836  (263,691) (106,879)
   Capital gain
      distributions          117,516     60,710          --        --     7,664    92,003
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (494,362)  (128,309)    297,397    70,412  (321,601)   (4,037)
                          ---------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               67,688    118,289   1,418,634   379,271   109,681   148,718
   Death benefits                 --         --          --        --        --        --
   Surrenders                (92,106)   (23,822)   (138,512)  (37,744)  (14,645)  (17,624)
   Administrative
      expenses                  (570)      (641)    (13,214)     (882)     (999)     (757)
   Transfers between
      subaccounts
      (including fixed
      account), net         (308,488)  (141,047) 10,967,846  (330,511)  (20,198)   93,613
                          ---------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from capital
         transactions       (333,476)   (47,221) 12,234,754    10,134    73,839   223,950
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets               (827,838)  (175,530) 12,532,151    80,546  (247,762)  219,913
Net assets at beginning
   of year                 1,810,469  1,985,999     994,309   913,763   759,577   539,664
                          ---------------------------------------------------------------
Net assets at end of year $  982,631  1,810,469  13,526,460   994,309   511,815   759,577
                          ===============================================================
Changes in units
   (note 5):
   Units purchased            38,929     46,054   1,759,525   163,039    28,269    22,331
   Units redeemed            (66,945)   (50,997)   (524,601) (161,632)  (21,054)   (5,581)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (28,016)    (4,943)  1,234,924     1,407     7,215    16,750
                          ===============================================================

                 See accompanying notes to financial statements

                                BLACKROCK VARIABLE SERIES FUNDS, INC. (CONTINUED)
                          ---------------------------------------------------------------
                                                     BLACKROCK LARGE   BLACKROCK VALUE
                              BLACKROCK GLOBAL       CAP GROWTH V.I.    OPPORTUNITIES
                           ALLOCATION V.I. FUND --       FUND --         V.I. FUND --
                                  CLASS III             CLASS III         CLASS III
                          ---------------------------------------------------------------
                                 YEAR ENDED            YEAR ENDED         YEAR ENDED
                                DECEMBER 31,          DECEMBER 31,       DECEMBER 31,
                          ---------------------------------------------------------------
                              2008         2007       2008     2007     2008      2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    522,308     711,718   (1,879)  (1,824)    7,026   19,516
   Net realized gain
      (loss) on
      investments           (1,957,042)    255,126   (3,951)     519  (199,844) (83,476)
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (12,106,344)   (555,721) (65,678)   6,253   (12,016) (23,665)
   Capital gain
      distributions            270,226   1,442,217       --       --     5,154   74,370
                          -------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (13,270,852)  1,853,340  (71,508)   4,948  (199,680) (13,255)
                          -------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             39,045,330  25,789,400       --   14,365    56,086   55,743
   Death benefits              (21,987)         --       --       --        --       --
   Surrenders               (1,257,238)   (483,075)  (8,336)    (887)  (10,614) (39,474)
   Administrative
      expenses                (158,840)       (633)     (82)     (72)     (713)    (866)
   Transfers between
      subaccounts
      (including fixed
      account), net         (1,034,135)    753,858  111,849   70,893   (58,323)  (6,485)
                          -------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       36,573,130  26,059,550  103,431   84,299   (13,564)   8,918
                          -------------------------------------------------------------
Increase (decrease) in
   net assets               23,302,278  27,912,890   31,923   89,247  (213,244)  (4,337)
Net assets at beginning
   of year                  32,465,734   4,552,844  175,363   86,116   506,031  510,368
                          -------------------------------------------------------------
Net assets at end of year $ 55,768,012  32,465,734  207,286  175,363   292,787  506,031
                          =============================================================
Changes in units
   (note 5):
   Units purchased           5,953,531   3,134,729   16,078    6,455    24,201    9,369
   Units redeemed           (2,365,304)   (824,229)  (2,355)    (108)  (23,872)  (8,661)
                          -------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        3,588,227   2,310,500   13,723    6,347       329      708
                          =============================================================

                 See accompanying notes to financial statements

                             COLUMBIA FUNDS VARIABLE INSURANCE TRUST I         DREYFUS
                          ----------------------------------------------  -----------------
                                                                             THE DREYFUS
                                                     COLUMBIA MARSICO          SOCIALLY
                                                       INTERNATIONAL         RESPONSIBLE
                             COLUMBIA MARSICO       OPPORTUNITIES FUND,      GROWTH FUND,
                           GROWTH FUND, VARIABLE         VARIABLE              INC. --
                             SERIES -- CLASS A       SERIES -- CLASS B      INITIAL SHARES
                          -----------------------------------------------------------------
                                YEAR ENDED              YEAR ENDED            YEAR ENDED
                               DECEMBER 31,            DECEMBER 31,          DECEMBER 31,
                          -----------------------------------------------------------------
                              2008        2007       2008        2007       2008      2007
                          -----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
     (expense)            $   (47,348)   (63,109)  1,151,980      18,161    (2,483)  (3,866)
   Net realized gain
      (loss) on
      investments             (25,204)   149,513  (5,065,833)    502,483      (176)   7,382
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (1,861,702)   529,035  (6,403,419)    768,216  (124,816)  18,248
   Capital gain
      distributions                --         --   1,421,281     201,799        --       --
                          -----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (1,934,254)   615,439  (8,895,991)  1,490,659  (127,475)  21,764
                          -----------------------------------------------------------------
From capital transactions
  (note 4):
   Net premiums               695,119    190,368   5,959,322   4,980,921     3,550    2,660
   Death benefits              (3,126)  (110,172)    (12,942)    (22,574)       --       83
   Surrenders                (150,487)  (234,858)   (434,258)   (306,073)  (13,452) (23,479)
   Administrative
      expenses                 (3,969)    (3,268)    (22,809)     (4,776)     (475)    (509)
   Transfers between
      subaccounts
      (including fixed
      account), net          (138,673)     8,059  (2,426,767)   (889,316)      944   (2,039)
                          -----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions         398,864   (149,871)  3,062,546   3,758,182    (9,433) (23,284)
                          -----------------------------------------------------------------
Increase (decrease) in
   net assets              (1,535,390)   465,568  (5,833,445)  5,248,841  (136,908)  (1,520)
Net assets at beginning
   of year                  4,485,055  4,019,487  11,989,550   6,740,709   363,792  365,312
                          -----------------------------------------------------------------
Net assets at end of
   year                   $ 2,949,665  4,485,055   6,156,105  11,989,550   226,884  363,792
                          =================================================================
Changes in units
   (note 5):
   Units purchased            158,864     38,982   1,937,469     671,288     2,467      639
   Units redeemed             (95,418)   (49,284) (1,853,516)   (390,284)   (3,786)  (3,077)
                          -----------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          63,446    (10,302)     83,953     281,004    (1,319)  (2,438)
                          =================================================================

                 See accompanying notes to financial statements

                          DREYFUS INVESTMENT    DREYFUS VARIABLE        DWS VARIABLE
                              PORTFOLIOS         INVESTMENT FUND          SERIES II
                          ------------------  --------------------  --------------------
                             MIDCAP STOCK                              DWS DREMAN HIGH
                             PORTFOLIO --         MONEY MARKET      RETURN EQUITY VIP --
                            INITIAL SHARES          PORTFOLIO          CLASS B SHARES
                          --------------------------------------------------------------
                              YEAR ENDED           YEAR ENDED            YEAR ENDED
                             DECEMBER 31,         DECEMBER 31,          DECEMBER 31,
                          --------------------------------------------------------------
                             2008      2007      2008       2007       2008       2007
                          --------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  10,298    1,885     12,277     32,034     45,240     (5,443)
   Net realized gain
      (loss) on
      investments           (23,003)   1,573         --         (4)  (150,952)    35,947
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (79,245) (23,072)         1         --   (493,411)   (80,268)
   Capital gain
      distributions          15,741   18,840         --         --    129,530      9,045
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from
         operations         (76,209)    (774)    12,278     32,030   (469,593)   (40,719)
                          --------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               5,073   35,454     57,365     82,070        357    224,230
   Death benefits                --       --   (483,761)  (820,936)        --    (50,493)
   Surrenders               (14,044) (17,946)   (66,716)   (89,486)    (8,806)    (5,556)
   Administrative
      expenses                 (254)    (153)      (404)      (558)      (895)      (631)
   Transfers between
      subaccounts
      (including fixed
      account), net          10,065   14,757  2,248,624  1,076,288   (156,767)    (8,546)
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions           840   32,112  1,755,108    247,378   (166,111)   159,004
                          --------------------------------------------------------------
Increase (decrease) in
   net assets               (75,369)  31,338  1,767,386    279,408   (635,704)   118,285
Net assets at beginning
   of year                  186,961  155,623  1,091,461    812,053  1,056,529    938,244
                          --------------------------------------------------------------
Net assets at end of year $ 111,592  186,961  2,858,847  1,091,461    420,825  1,056,529
                          ==============================================================
Changes in units
   (note 5):
   Units purchased            7,795    5,506    580,181    321,972      9,219     19,928
   Units redeemed            (7,591)  (3,588)  (414,284)  (297,718)   (25,147)   (10,734)
                          --------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners           204    1,918    165,897     24,254    (15,928)     9,194
                          ==============================================================

                 See accompanying notes to financial statements

                                                                    EATON VANCE VARIABLE
                            DWS VARIABLE SERIES II (CONTINUED)             TRUST
                          ---------------------------------------  ----------------------
                             DWS DREMAN SMALL     DWS TECHNOLOGY
                           MID CAP VALUE VIP --        VIP --        VT FLOATING-RATE
                              CLASS B SHARES      CLASS B SHARES        INCOME FUND
                          ---------------------------------------------------------------
                                YEAR ENDED          YEAR ENDED           YEAR ENDED
                               DECEMBER 31,        DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008        2007      2008     2007      2008        2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   81,801     28,032   (2,467)  (3,085)    544,193     500,263
   Net realized gain
      (loss) on
     investments            (206,108)     8,007   (1,320)   5,184  (1,603,994)    (32,394)
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (609,285)  (155,018) (87,912)  20,240  (2,996,046)   (478,153)
   Capital gain
      distributions          325,563    121,926       --       --          --          --
                          ---------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from
         operations         (408,029)     2,947  (91,699)  22,339  (4,055,847)    (10,284)
                          ---------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums               17,648     34,246      468    3,529   4,797,251   3,440,277
   Death benefits                 --    (10,258)      --  (14,513)    (10,814)    (52,908)
   Surrenders                (69,070)   (38,916)  (4,151)  (7,588)   (614,538)   (591,401)
   Administrative
      expenses                  (732)      (785)    (257)    (283)    (17,657)     (5,319)
   Transfers between
       subaccounts
      (including fixed
      account), net         (204,663)   211,966    1,236   (7,181) (5,069,305)  2,171,691
                          ---------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from capital
         transactions       (256,817)   196,253   (2,704) (26,036)   (915,063)  4,962,340
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets               (664,846)   199,200  (94,403)  (3,697) (4,970,910)  4,952,056
Net assets at beginning
   of year                 1,312,497  1,113,297  198,881  202,578  13,805,164   8,853,108
                          ---------------------------------------------------------------
Net assets at end of
   year                   $  647,651  1,312,497  104,478  198,881   8,834,254  13,805,164
                          ===============================================================
Changes in units
   (note 5):
   Units purchased            11,222     13,962    2,570      985   1,681,796     723,946
   Units redeemed            (25,677)    (5,510)  (2,609)  (2,653) (1,815,289)   (245,545)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (14,455)     8,452      (39)  (1,668)   (133,493)    478,401
                          ===============================================================

                 See accompanying notes to financial statements

                                                    EVERGREEN
                                                    VARIABLE
                          EATON VANCE VARIABLE       ANNUITY          FEDERATED
                            TRUST (CONTINUED)         TRUST       INSURANCE SERIES
                          ---------------------  --------------  ------------------
                                                  EVERGREEN VA   FEDERATED AMERICAN
                           VT WORLDWIDE HEALTH    OMEGA FUND --  LEADERS FUND II --
                              SCIENCES FUND          CLASS 2       PRIMARY SHARES
                          ---------------------------------------------------------
                                YEAR ENDED         YEAR ENDED        YEAR ENDED
                               DECEMBER 31,       DECEMBER 31,      DECEMBER 31,
                          ---------------------------------------------------------
                             2008        2007     2008    2007     2008      2007
                          ---------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  (26,247)   (34,049)   (647)   (519)    9,697     7,382
   Net realized gain
      (loss) on
      investments            (64,328)    40,811     118     102   (29,883)   (5,112)
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (308,037)    73,879  (9,185)  4,398  (103,993)  (87,778)
   Capital gain
      distributions          236,310     17,816      --      --    47,444    50,173
                          ---------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from
         operations         (162,302)    98,457  (9,714)  3,981   (76,735)  (35,335)
                          ---------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               48,910    140,961  31,839      --       397       361
   Death benefits                 --     (6,969)     --      --        --        --
   Surrenders                (69,236)  (126,063)    (97)     --   (43,019) (224,584)
   Administrative
      expenses                (2,758)    (3,087)    (74)    (82)     (194)     (333)
   Transfers between
      subaccounts
      (including fixed
      account), net         (788,799)    (7,471)   (890)     87    (1,248)  (50,198)
                          ---------------------------------------------------------
      Increase
        (decrease) in
        net assets
        from capital
        transactions        (811,883)    (2,629) 30,778       5   (44,064) (274,754)
                          ---------------------------------------------------------
Increase (decrease) in
   net assets               (974,185)    95,828  21,064   3,986  (120,799) (310,089)
Net assets at beginning
   of year                 2,220,191  2,124,363  43,460  39,474   245,659   555,748
                          ---------------------------------------------------------
Net assets at end of year
                          $1,246,006  2,220,191  64,524  43,460   124,860   245,659
                          =========================================================
Changes in units (note
   5):
   Units purchased            22,925     30,159   4,751       8       162       199
   Units redeemed            (79,663)   (30,610)   (141)     (7)   (4,713)  (21,066)
                          ---------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (56,738)      (451)  4,610       1    (4,551)  (20,867)
                          =========================================================

                 See accompanying notes to financial statements

                                       FEDERATED INSURANCE SERIES (CONTINUED)
                          -------------------------------------------------------------
                                                FEDERATED HIGH
                           FEDERATED CAPITAL      INCOME BOND     FEDERATED HIGH INCOME
                                INCOME            FUND II --         BOND FUND II --
                                FUND II         PRIMARY SHARES        SERVICE SHARES
                          -------------------------------------------------------------
                              YEAR ENDED          YEAR ENDED            YEAR ENDED
                             DECEMBER 31,        DECEMBER 31,          DECEMBER 31,
                          -------------------------------------------------------------
                            2008      2007      2008      2007       2008        2007
                          -------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  7,040    13,676    20,337    28,762     597,581    451,146
   Net realized gain
      (loss) on
      investments
                           (16,412)  (26,846)  (14,619)   (2,577)   (531,173)       110
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (27,739)   22,095   (51,883)  (17,391) (1,665,222)  (339,224)
   Capital gain
      distributions             --        --        --        --          --         --
                          -------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (37,111)    8,925   (46,165)    8,794  (1,598,814)   112,032
                          -------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                420       218        --       109      73,647    943,318
   Death benefits               --        --        --        --      (5,930)   (17,616)
   Surrenders              (18,851) (149,227)  (27,602) (250,534)   (516,599)  (497,408)
   Administrative
      expenses                (161)     (257)     (166)     (342)     (8,470)    (9,360)
   Transfers between
      subaccounts
      (including fixed
      account), net        (40,429)      689   (71,553)       90  (2,403,964)   657,284
                          -------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (59,021) (148,577)  (99,321) (250,677) (2,861,316) 1,076,218
                          -------------------------------------------------------------
Increase (decrease) in
   net assets              (96,132) (139,652) (145,486) (241,883) (4,460,130) 1,188,250
Net assets at beginning
   of year                 218,885   358,537   263,765   505,648   8,283,719  7,095,469
                          -------------------------------------------------------------
Net assets at end of year $122,753   218,885   118,279   263,765   3,823,589  8,283,719
                          =============================================================
Changes in units
   (note 5):
   Units purchased             353       597       371        27      73,233    153,908
   Units redeemed           (6,655)  (15,605)   (8,222)  (19,477)   (290,078)   (77,102)
                          -------------------------------------------------------------
   Net increase
      (decrease)
      in units from
      capital
      transactions with
      contract owners       (6,302)  (15,008)   (7,851)  (19,450)   (216,845)    76,806
                          =============================================================

                 See accompanying notes to financial statements

                            FEDERATED INSURANCE    FIDELITY(R) VARIABLE INSURANCE PRODUCTS
                             SERIES (CONTINUED)                      FUND
                          -----------------------  ---------------------------------------
                                                       VIP ASSET            VIP ASSET
                                                       MANAGER(SM)         MANAGER(SM)
                          FEDERATED KAUFMANN FUND    PORTFOLIO --     PORTFOLIO -- SERVICE
                           II -- SERVICE SHARES      INITIAL CLASS      SERVICE CLASS 2
                          ----------------------------------------------------------------
                                  YEAR ENDED           YEAR ENDED          YEAR ENDED
                                 DECEMBER 31,         DECEMBER 31,        DECEMBER 31,
                          ----------------------------------------------------------------
                              2008        2007       2008      2007      2008      2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    55,453      3,970     17,071   14,919     69,818     43,661
   Net realized gain
      (loss) on
       investments            (29,397)   177,168     (2,553)   2,450    (53,230)    20,147
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (2,024,613)   361,688   (104,649)  12,213   (419,350)    44,163
   Capital gain
      distributions           258,870    135,417     10,437    7,974     44,982     33,070
                          ----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (1,739,687)   678,243    (79,694)  37,556   (357,780)   141,041
                          ----------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               310,102    262,274         --       --         --     30,805
   Death benefits              (8,160)        --         --       --         --    (16,030)
   Surrenders                (245,143)  (261,854)   (45,782) (25,450)   (55,583)   (16,506)
   Administrative
      expenses                 (5,256)    (2,672)      (124)    (167)    (1,443)    (1,760)
   Transfers between
      subaccounts
      (including fixed
      account), net         2,305,425     69,331    (52,111)  56,173    120,546   (191,626)
                          ----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions       2,356,968     67,079    (98,017)  30,556     63,520   (195,117)
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets                 617,281    745,322   (177,711)  68,112   (294,260)   (54,076)
Net assets at beginning
   of year                  4,211,357  3,466,035    347,079  278,967  1,091,637  1,145,713
                          ----------------------------------------------------------------
Net assets at end of year $ 4,828,638  4,211,357    169,368  347,079    797,377  1,091,637
                          ================================================================
Changes in units
   (note 5):
   Units purchased            524,036     44,239          2    5,387     37,039      5,957
   Units redeemed            (148,102)   (41,006)    (7,727)  (3,247)   (33,418)   (22,482)
                          ----------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         375,934      3,233     (7,725)   2,140      3,621    (16,525)
                          ================================================================

                 See accompanying notes to financial statements

                                             FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ------------------------------------------------------------------------------------------
                           VIP BALANCED PORTFOLIO --  VIP CONTRAFUND(R) PORTFOLIO --  VIP CONTRAFUND(R) PORTFOLIO --
                                SERVICE CLASS 2            INITIAL CLASS                      SERVICE CLASS 2
                          ------------------------------------------------------------------------------------------
                                   YEAR ENDED                   YEAR ENDED                       YEAR ENDED
                                  DECEMBER 31,                 DECEMBER 31,                     DECEMBER 31,
                          ------------------------------------------------------------------------------------------
                               2008         2007           2008            2007             2008            2007
                          ------------------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)            $    97,973       80,958          (7,333)     90,007           (255,781)      1,389,254
   Net realized gain
      (loss) on
      investments             (362,026)      44,872        (140,631)    291,413         (8,056,868)        607,081
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (4,739,883)     (29,350)       (835,757)   (455,154)        (9,433,071)     (4,700,359)
   Capital gain
      distributions            189,335       18,797          53,552     494,352            828,458       7,155,115
                           ---------------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (4,814,601)     115,277        (930,169)    420,618        (16,917,262)      4,451,091
                           ---------------------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              3,115,008    6,616,138             420          --          6,644,075       7,247,959
   Death benefits              (16,652)          --          (4,285)    (18,709)           (13,957)       (191,776)
   Surrenders                 (399,707)    (149,088)       (385,385) (1,130,744)        (1,698,070)     (1,485,255)
   Administrative
      expenses                 (22,837)        (705)         (1,771)     (2,530)           (46,964)        (33,218)
   Transfers between
      subaccounts
      (including fixed
      account), net          4,245,605      362,223         (50,997)    (54,192)        (8,259,869)      1,238,234
                           ---------------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        6,921,417    6,828,568        (442,018) (1,206,175)        (3,374,785)      6,775,944
                           ---------------------------------------------------------------------------------------
Increase (decrease) in
   net assets                2,106,816    6,943,845      (1,372,187)   (785,557)       (20,292,047)     11,227,035
Net assets at beginning
   of year                   8,065,454    1,121,609       2,422,731   3,208,288         36,515,593      25,288,558
                           ---------------------------------------------------------------------------------------
Net assets at end of
   year                    $10,172,270    8,065,454       1,050,544   2,422,731         16,223,546      36,515,593
                           =======================================================================================
Changes in units
   (note 5):
   Units purchased           1,080,031      870,587           7,002       4,954          2,321,448       1,012,202
   Units redeemed             (360,428)    (243,996)        (35,429)    (69,725)        (2,764,704)       (503,142)
                           ----------------------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          719,603      626,591         (28,427)    (64,771)          (443,256)        509,060
                           ========================================================================================

                 See accompanying notes to financial statements

                                         FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          -----------------------------------------------------------------------------------
                             VIP DYNAMIC CAPITAL
                          APPRECIATION PORTFOLIO --       VIP EQUITY-INCOME           VIP EQUITY-INCOME
                               SERVICE CLASS 2       PORTFOLIO -- INITIAL CLASS  PORTFOLIO -- SERVICE CLASS 2
                          -----------------------------------------------------------------------------------
                                  YEAR ENDED                  YEAR ENDED                 YEAR ENDED
                                 DECEMBER 31,                DECEMBER 31,                DECEMBER 31,
                          -----------------------------------------------------------------------------------
                                 2008      2007            2008       2007            2008        2007
                          -----------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)               $  (3,352)  15,140            9,204      8,466          (32,917)    127,023
   Net realized gain
      (loss) on
      investments               (12,215)     582          (26,859)   132,434       (4,489,060)    135,271
   Change in unrealized
      appreciation
      (depreciation) on
      investments              (147,035) (31,719)        (458,142)  (200,131)      (2,855,058) (1,503,396)
   Capital gain
      distributions               2,237   22,592              945     94,474           11,727   1,047,873
                              ---------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations       (160,365)   6,595         (474,852)    35,243       (7,365,308)   (193,229)
                              ---------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                   7,383   78,844              817        361        4,044,927   2,545,650
   Death benefits                    --       --               --    (66,229)         (29,258)    (39,436)
   Surrenders                   (17,131)  (2,648)         (98,375)  (670,417)        (700,190)   (609,621)
   Administrative
      expenses                     (370)    (344)            (542)      (873)         (17,246)     (6,998)
   Transfers between
      subaccounts
      (including fixed
      account), net              (3,308)  92,435          (37,458)    12,193       (4,315,692)  2,845,415
                              ---------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions           (13,426) 168,287         (135,558)  (724,965)      (1,017,459)  4,735,010
                              ---------------------------------------------------------------------------
Increase (decrease) in
   net assets                  (173,791) 174,882         (610,410)  (689,722)      (8,382,767)  4,541,781
Net assets at beginning
   of year                      390,432  215,550        1,198,653  1,888,375       13,459,326   8,917,545
                              ---------------------------------------------------------------------------
Net assets at end of year     $ 216,641  390,432          588,243  1,198,653        5,076,559  13,459,326
                              ===========================================================================
Changes in units
   (note 5):
   Units purchased                2,683   10,204            1,810      4,144        1,722,952     573,179
   Units redeemed                (3,193)    (251)         (12,216)   (49,623)      (2,095,114)   (172,077)
                              ---------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners              (510)   9,953          (10,406)   (45,479)        (372,162)    401,102
                              ===========================================================================

                 See accompanying notes to financial statements

                                        FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ------------------------------------------------------------------------------------
                             VIP GROWTH & INCOME         VIP GROWTH & INCOME         VIP GROWTH OPPORTUNITIES
                          PORTFOLIO -- INITIAL CLASS  PORTFOLIO -- SERVICE CLASS 2  PORTFOLIO -- INITIAL CLASS
                          ------------------------------------------------------------------------------------
                                  YEAR ENDED                    YEAR ENDED                    YEAR ENDED
                                 DECEMBER 31,                  DECEMBER 31,                  DECEMBER 31,
                          ------------------------------------------------------------------------------------
                                  2008     2007              2008       2007              2008      2007
                          ------------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)               $   7,636    26,561            36,207     90,309            (2,322)   (5,725)
   Net realized gain
      (loss) on
      investments                (3,314)   79,811          (139,819)   106,515             1,269    27,196
   Change in unrealized
      appreciation
      (depreciation) on
      investments              (213,132)  (35,691)       (1,427,366)    98,077          (158,724)   62,191
   Capital gain
      distributions              40,103    11,590           237,879     46,764                --        --
                              ----------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations       (168,707)   82,271        (1,293,099)   341,665          (159,777)   83,662
                              ----------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                      --       150            59,847     53,422            11,706    10,488
   Death benefits               (40,403)  (15,563)               --         82                --        --
   Surrenders                  (145,442) (402,304)         (232,588)  (224,086)          (64,168) (178,600)
   Administrative
      expenses                     (378)     (721)           (1,360)    (1,763)             (170)     (387)
   Transfers between
      subaccounts
      (including fixed
      account), net              (7,362)  (25,643)         (769,676)   (48,784)              552    (1,685)
                              ----------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions          (193,585) (444,081)         (943,777)  (221,129)          (52,080) (170,184)
                              ----------------------------------------------------------------------------
   Increase (decrease) in
      net assets               (362,292) (361,810)       (2,236,876)   120,536          (211,857)  (86,522)
   Net assets at
      beginning of year         562,248   924,058         3,625,417  3,504,881           331,110   417,632
                              ----------------------------------------------------------------------------
   Net assets at end of
      year                    $ 199,956   562,248         1,388,541  3,625,417           119,253   331,110
                              ============================================================================
Changes in units
   (note 5):
   Units purchased                1,004     1,089            26,270     26,148             1,570     1,074
   Units redeemed               (16,640)  (34,588)         (117,132)   (44,011)           (7,225)  (17,082)
                              ----------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners           (15,636)  (33,499)          (90,862)   (17,863)           (5,655)  (16,008)
                              ============================================================================

                 See accompanying notes to financial statements

                                  FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                         ------------------------------------------------------------------------------
                         VIP GROWTH PORTFOLIO --  VIP GROWTH PORTFOLIO --    VIP INVESTMENT GRADE BOND
                            INITIAL CLASS           SERVICE CLASS 2        PORTFOLIO -- SERVICE CLASS 2
                         ------------------------------------------------------------------------------
                                                                                           PERIOD FROM
                                YEAR ENDED                YEAR ENDED         YEAR ENDED     MAY 1 TO
                               DECEMBER 31,              DECEMBER 31,       DECEMBER 31,  DECEMBER 31,
                         ------------------------------------------------------------------------------
                               2008      2007           2008       2007         2008         2007
                         ------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)            $  (4,372)    (5,005)      (19,296)   (24,545)         72,393       (20,719)
   Net realized gain
      (loss) on
      investments             (4,714)    (1,175)       50,396     95,966        (408,372)        8,680
   Change in unrealized
      appreciation
      (depreciation)
      on investments        (380,843)   242,071    (1,230,919)   420,000         (79,069)       74,297
   Capital gain
      distributions               --         --            --         --              --            --
                           ---------------------------------------------------------------------------
      Increase
         (decrease) in
          net assets
          from
          operations        (389,929)   235,891    (1,199,819)   491,421        (415,048)       62,258
                           ---------------------------------------------------------------------------
From capital
   transactions
   (note 4):
   Net premiums                  420         --        72,940     22,659       3,773,778     1,918,152
   Death benefits            (40,807)    (2,788)      (14,398)        --          (9,493)           --
   Surrenders               (160,046)  (307,051)     (150,091)  (145,917)       (159,694)      (41,732)
   Administrative
      expenses                  (653)      (854)       (1,361)    (1,571)        (11,841)         (273)
   Transfers between
      subaccounts
      (including fixed
      account), net           (6,524)   (32,614)      247,889    (70,805)     (6,229,446)    1,558,891
                           ---------------------------------------------------------------------------
      Increase
         (decrease) in
          net assets
          from capital
          transactions      (207,610)  (343,307)      154,979   (195,634)     (2,636,696)    3,435,038
                           ---------------------------------------------------------------------------
Increase (decrease) in
   net assets               (597,539)  (107,416)   (1,044,840)   295,787      (3,051,744)    3,497,296
Net assets at beginning
   of year                   997,747  1,105,163     2,367,060  2,071,273       3,497,296            --
                           ---------------------------------------------------------------------------
Net assets at end of
   year                    $ 400,208    997,747     1,322,220  2,367,060         445,552     3,497,296
                           ===========================================================================
Changes in units
   (note 5):
   Units purchased             1,963      4,423        62,650     15,609       1,074,388       426,020
   Units redeemed            (18,775)   (32,685)      (46,560)   (33,991)     (1,375,192)      (78,726)
                           ---------------------------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners        (16,812)   (28,262)       16,090    (18,382)       (300,804)      347,294
                           ===========================================================================

                 See accompanying notes to financial statements

                              FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND (CONTINUED)
                          ----------------------------------------------------------------
                                                                                VIP
                                                       VIP OVERSEAS      VALUE STRATEGIES
                          VIP MID CAP PORTFOLIO --     PORTFOLIO --        PORTFOLIO --
                               SERVICE CLASS 2         INITIAL CLASS      SERVICE CLASS 2
                          ----------------------------------------------------------------
                                 YEAR ENDED             YEAR ENDED          YEAR ENDED
                                DECEMBER 31,           DECEMBER 31,        DECEMBER 31,
                          ----------------------------------------------------------------
                              2008         2007       2008      2007      2008      2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    499,617    (162,993)   14,198    13,591    48,646    20,021
   Net realized gain
      (loss) on
      investments           (2,414,894)    383,360     2,965    81,525   (25,321)      447
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (7,017,321)    432,057  (279,015)  (41,649) (257,888)  (28,076)
   Capital gain
      distributions          1,893,889   1,506,767    50,316    54,485    20,957    10,261
                          ----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (7,038,709)  2,159,191  (211,536)  107,952  (213,606)    2,653
                          ----------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums              1,974,369   1,709,732        --        --        --   137,853
   Death benefits              (35,398)   (193,592)   (3,723)  (17,929)    1,726        --
   Surrenders               (1,139,828) (1,260,731) (174,186) (249,768)  (45,386)  (23,078)
   Administrative
      expenses                 (20,352)    (20,032)     (283)     (413)     (409)     (315)
   Transfers between
      subaccounts
      (including fixed
      account), net         (5,380,448)    668,625   (55,638)   (2,446)    5,026    39,044
                          ----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (4,601,657)    904,002  (233,830) (270,556)  (39,043)  153,504
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets              (11,640,366)  3,063,193  (445,366) (162,604) (252,649)  156,157
Net assets at beginning
   of year                  18,948,039  15,884,846   649,574   812,178   454,441   298,284
                          ----------------------------------------------------------------
Net assets at end of year $  7,307,673  18,948,039   204,208   649,574   201,792   454,441
                          ================================================================
Changes in units
   (note 5):
   Units purchased             589,906     262,972       934     1,972     4,653    12,575
   Units redeemed             (948,779)   (158,711)  (18,058)  (19,634)   (7,166)   (1,815)
                          ----------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (358,873)    104,261   (17,124)  (17,662)   (2,513)   10,760
                          ================================================================

                 See accompanying notes to financial statements

                                      FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                          ---------------------------------------------------------------------------
                                                           FRANKLIN                 FRANKLIN
                                   FRANKLIN            LARGE CAP GROWTH      TEMPLETON VIP FOUNDING
                              INCOME SECURITIES       SECURITIES FUND --    FUNDS ALLOCATION FUND --
                            FUND -- CLASS 2 SHARES      CLASS 2 SHARES           CLASS 2 SHARES
                          ---------------------------------------------------------------------------
                                                                                          PERIOD FROM
                                  YEAR ENDED              YEAR ENDED        YEAR ENDED   AUGUST 27 TO
                                 DECEMBER 31,            DECEMBER 31,      DECEMBER 31,  DECEMBER 31,
                          ---------------------------------------------------------------------------
                              2008          2007       2008       2007         2008          2007
                          ---------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  4,171,194    1,014,640    12,108     (8,933)      155,118      (24,857)
   Net realized gain
      (loss) on
      investments           (5,537,574)   1,525,594   (49,084)    72,376      (732,224)      (4,557)
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (37,266,044)  (3,121,035) (222,703)   (14,804)   (6,455,590)     (91,283)
   Capital gain
      distributions          1,506,245      283,223    23,631     11,119       407,007           --
                          ---------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (37,126,179)    (297,578) (236,048)    59,758    (6,625,689)    (120,697)
                          ---------------------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums             31,105,688   63,258,281     6,231    472,208    12,332,129    7,811,972
   Death benefits              (22,089)          --        --    (21,380)           --           --
   Surrenders               (4,107,316)  (2,436,148)  (21,910)   (66,232)     (468,297)     (47,912)
   Administrative
      expenses                (167,517)     (23,848)     (448)      (500)      (52,985)          --
   Transfers between
      subaccounts
      (including fixed
      account), net            930,464    2,549,782   (30,532)  (819,217)    1,138,927      326,859
                          ---------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       27,739,230   63,348,067   (46,659)  (435,121)   12,949,774    8,090,919
                          ---------------------------------------------------------------------------
Increase (decrease) in
   net assets               (9,386,949)  63,050,489  (282,707)  (375,363)    6,324,085    7,970,222
Net assets at beginning
   of year                  97,168,523   34,118,034   661,614  1,036,977     7,970,222           --
                          ---------------------------------------------------------------------------
Net assets at end of year $ 87,781,574   97,168,523   378,907    661,614    14,294,307    7,970,222
                          ===========================================================================
Changes in units
   (note 5):
   Units purchased           7,622,844    9,359,022    85,584    182,143     2,188,604      872,291
   Units redeemed           (4,598,615)  (3,801,927)  (90,396)  (218,219)     (697,464)     (66,329)
                          ---------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        3,024,229    5,557,095    (4,812)   (36,076)    1,491,140      805,962
                          ============   ==========  ========  =========    ==========    =========

                 See accompanying notes to financial statements

                          FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CONTINUED)
                          ----------------------------------------------------------------
                                                      TEMPLETON
                                                       FOREIGN
                               MUTUAL SHARES         SECURITIES        TEMPLETON FOREIGN
                            SECURITIES FUND --         FUND --        SECURITIES FUND --
                              CLASS 2 SHARES       CLASS 1 SHARES       CLASS 2 SHARES
                          ----------------------------------------------------------------
                                YEAR ENDED           YEAR ENDED           YEAR ENDED
                               DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                          ----------------------------------------------------------------
                              2008        2007      2008     2007      2008        2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   124,598     31,557    1,569    1,168      79,919     18,999
   Net realized gain
      (loss) on
      investments            (762,069)     9,398     (377)  12,374  (1,029,578)   163,048
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (1,852,573)  (249,506) (35,433)  (1,697) (2,061,975)   202,866
   Capital gain
      distributions           170,199    159,805    5,977    5,064     440,895    187,410
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (2,319,845)   (48,746) (28,264)  16,909  (2,570,739)   572,323
                          ---------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             1,148,005  3,321,108       --       --     580,065  1,804,527
   Death benefits              (2,228)        --       --   (7,717)     (5,835)   (10,390)
   Surrenders                (212,063)  (143,453)  (2,473) (47,987)   (173,688)  (127,175)
   Administrative
      expenses                (11,568)    (1,921)     (94)    (146)     (2,440)    (1,612)
   Transfers between
      subaccounts
      (including fixed
      account), net         5,294,960   (650,878) (18,973)  (2,180)   (494,974)   326,987
                          ---------------------------------------------------------------
      Increase (decrease)
         in  net assets
         from capital
         transactions       6,217,106  2,524,856  (21,540) (58,030)    (96,872) 1,992,337
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets               3,897,261  2,476,110  (49,804) (41,121) (2,667,611) 2,564,660
Net assets at beginning
   of year                  5,630,891  3,154,781   86,372  127,493   5,688,312  3,123,652
                          ---------------------------------------------------------------
Net assets at end of year $ 9,528,152  5,630,891   36,568   86,372   3,020,701  5,688,312
                          ===============================================================
Changes in units
   (note 5):
   Units purchased          1,684,244    517,882      235        7   1,124,224    514,501
   Units redeemed            (758,546)  (369,641)  (1,828)  (3,884) (1,151,346)  (363,520)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         925,698    148,241   (1,593)  (3,877)    (27,122)   150,981
                          ===============================================================

                 See accompanying notes to financial statements

                              FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
                                                   (CONTINUED)
                          ------------------------------------------------------------
                            TEMPLETON GLOBAL    TEMPLETON GLOBAL
                            ASSET ALLOCATION   INCOME SECURITIES    TEMPLETON GROWTH
                                FUND --             FUND --        SECURITIES FUND --
                             CLASS 2 SHARES      CLASS 1 SHARES      CLASS 2 SHARES
                          ------------------------------------------------------------
                               YEAR ENDED          YEAR ENDED          YEAR ENDED
                              DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                          ------------------------------------------------------------
                             2008      2007      2008     2007       2008       2007
                          ------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  66,304   117,770    1,439     3,061      6,935       (840)
   Net realized gain
      (loss) on
      investments           (99,050)  (12,244)   6,664    12,990   (152,878)     7,413
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (247,083) (206,210)  (4,911)   (2,605)  (914,561)   (67,482)
   Capital gain
      distributions          82,070   155,241       --        --    124,676     46,158
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (197,759)   54,557    3,192    13,446   (935,828)   (14,751)
                          ------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              16,380    87,101       --        --    150,672  1,245,690
   Death benefits                --        --       --    (6,326)        --         --
   Surrenders               (49,689)  (19,260) (39,537)  (96,560)   (51,863)   (24,940)
   Administrative
      expenses                 (579)     (532)     (51)     (133)    (2,622)      (403)
   Transfers between
      subaccounts
      (including fixed
      account), net         (83,597)  117,671   (4,053)      511    988,660    419,050
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (117,485)  184,980  (43,641) (102,508) 1,084,847  1,639,397
                          ------------------------------------------------------------
Increase (decrease) in
   net assets              (315,244)  239,537  (40,449)  (89,062)   149,019  1,624,646

Net assets at beginning
   of year                  792,406   552,869   86,795   175,857  2,066,413    441,767
                          ------------------------------------------------------------
Net assets at end of year $ 477,162   792,406   46,346    86,795  2,215,432  2,066,413
                          ============================================================
Changes in units
   (note 5):
   Units purchased            2,395    14,562      497     1,095    306,626    166,304
   Units redeemed            (9,798)   (4,734)  (4,090)  (10,038)  (131,525)   (20,609)
                          ------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (7,403)    9,828   (3,593)   (8,943)   175,101    145,695
                          ============================================================

                 See accompanying notes to financial statements

                                              GE INVESTMENTS FUNDS, INC.
                          -----------------------------------------------------------------
                            CORE VALUE EQUITY                               INTERNATIONAL
                             FUND -- CLASS 1          INCOME FUND --       EQUITY FUND --
                                 SHARES              CLASS 1 SHARES        CLASS 1 SHARES
                          -----------------------------------------------------------------
                                YEAR ENDED             YEAR ENDED           YEAR ENDED
                               DECEMBER 31,           DECEMBER 31,         DECEMBER 31,
                          -----------------------------------------------------------------
                             2008       2007        2008        2007       2008      2007
                          -----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $   (5,302)     6,759     109,461     157,253     6,267       724
   Net realized gain
      (loss) on
      investments            (29,027)    55,803    (139,911)    (86,168)    8,340    48,320
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (653,872)  (141,922)   (189,282)     63,167  (195,712)  (33,821)
   Capital gain
      distributions           38,477    253,093          --          --    90,510    29,408
                          -----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations         (649,724)   173,733    (219,732)    134,252   (90,595)   44,631
                          -----------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               70,549      7,486     383,650   1,854,331        --        --
   Death benefits            (11,666)        --          --      (9,088)       --        --
   Surrenders               (147,760)  (172,178)   (366,218)   (657,257)   (9,924) (100,677)
   Administrative
      expenses                  (897)    (1,176)     (3,071)     (2,749)     (130)     (216)
   Transfers between
      subaccounts
      (including fixed
      account), net         (154,444)   (41,855)   (840,062) (3,968,611)  (18,312)   79,437
                          -----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions       (244,218)  (207,723)   (825,701) (2,783,374)  (28,366)  (21,456)
                          -----------------------------------------------------------------
Increase (decrease) in
   net assets               (893,942)   (33,990) (1,045,433) (2,649,122) (118,961)   23,175
Net assets at beginning
   of year                 2,132,630  2,166,620   3,773,633   6,422,755   220,117   196,942
                          -----------------------------------------------------------------
Net assets at end of
   year                   $1,238,688  2,132,630   2,728,200   3,773,633   101,156   220,117
                          =================================================================
Changes in units
   (note 5):
   Units purchased            15,166      4,514     125,048     489,227     4,301     7,907
   Units redeemed            (32,582)   (21,038)   (193,152)   (743,965)   (6,147)   (9,029)
                          -----------------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners        (17,416)   (16,524)    (68,104)   (254,738)   (1,846)   (1,122)
                          =================================================================

                 See accompanying notes to financial statements

                                          GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          ----------------------------------------------------------------------
                                                                               PREMIER GROWTH
                          MID-CAP EQUITY FUND --                               EQUITY FUND --
                             CLASS 1 SHARES           MONEY MARKET FUND        CLASS 1 SHARES
                          ----------------------------------------------------------------------
                                YEAR ENDED                YEAR ENDED             YEAR ENDED
                               DECEMBER 31,              DECEMBER 31,           DECEMBER 31,
                          ----------------------------------------------------------------------
                              2008        2007        2008         2007        2008      2007
                          ----------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $   (86,276)    45,408       73,180      346,004    (16,001)   (23,837)
   Net realized gain
      (loss) on
      investments          (1,833,247)   171,153           --           --     (5,676)   128,554
   Change in
      unrealized
      appreciation
      (depreciation) on
      investments          (1,037,861)  (521,555)          --           (1)  (597,710)  (168,306)
   Capital gain
      distributions            43,524    940,552           --           --     53,775    151,411
                          ----------------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from operations   (2,913,860)   635,558       73,180      346,003   (565,612)    87,822
                          ----------------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums             1,643,137  1,036,881   15,947,575    4,348,869      8,001     21,443
   Death benefits             (15,496)   (97,807) (11,177,042)  (3,681,425)        --        104
   Surrenders                (736,272)  (866,374)  (4,366,542)  (2,906,533)  (208,498)  (814,208)
   Administrative
      expenses                 (8,205)    (3,667)     (38,593)      (8,110)    (1,111)    (1,887)
   Transfers between
      subaccounts
      (including fixed
      account), net        (2,618,716)   733,729   18,775,427    3,897,338   (188,439)    13,616
                          ----------------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from capital
         transactions      (1,735,552)   802,762   19,140,825    1,650,139   (390,047)  (780,932)
                          ----------------------------------------------------------------------
Increase (decrease) in
   net assets              (4,649,412) 1,438,320   19,214,005    1,996,142   (955,659)  (693,110)
Net assets at
   beginning of year        6,953,144  5,514,824   11,294,521    9,298,379  1,818,859  2,511,969
                          ----------------------------------------------------------------------
Net assets at end of
   year                   $ 2,303,732  6,953,144   30,508,526   11,294,521    863,200  1,818,859
                          ======================================================================
Changes in units (note
   5):
   Units purchased            568,853    215,992   24,643,972   12,202,030      5,072      6,383
   Units redeemed            (800,276)  (116,872) (16,345,548) (10,725,168)   (45,447)   (83,342)
                          ----------------------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners        (231,423)    99,120    8,298,424    1,476,862    (40,375)   (76,959)
                          ======================================================================

                 See accompanying notes to financial statements

                                           GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          -----------------------------------------------------------------------
                                                                               SMALL-CAP EQUITY
                           REAL ESTATE SECURITIES                              FUND -- CLASS 1
                           FUND -- CLASS 1 SHARES   S&P 500(R) INDEX FUND           SHARES
                          -----------------------------------------------------------------------
                                 YEAR ENDED               YEAR ENDED              YEAR ENDED
                                DECEMBER 31,             DECEMBER 31,            DECEMBER 31,
                          -----------------------------------------------------------------------
                              2008        2007        2008          2007       2008        2007
                          -----------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $   185,533     217,903      (18,115)     98,270     (48,874)    96,190
   Net realized gain
      (loss) on
      investments            (916,960)     70,706   (1,690,822)  1,315,249    (436,886)   106,985
   Change in
      unrealized
      appreciation
      (depreciation) on
      investments            (281,617) (2,270,839) (11,880,130)   (623,997) (1,293,023)  (991,025)
   Capital gain
      distributions                --   1,244,824       79,826     612,462      18,557    853,728
                          -----------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (1,013,044)   (737,406) (13,509,241)  1,401,984  (1,760,226)    65,878
                          -----------------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums               393,347     217,808    3,038,354   3,754,379      80,790     60,037
   Death benefits               1,708      (9,518)    (107,692)   (201,832)    (19,770)   (43,263)
   Surrenders                (323,281)   (322,922)  (4,023,154) (4,336,034)   (520,044)  (401,436)
   Administrative
      expenses                 (3,941)     (2,590)     (42,852)    (46,560)     (3,086)    (3,791)
   Transfers between
      subaccounts
      (including fixed
      account), net           736,204    (207,798) (12,854,496)    984,795  (1,307,213)   (33,665)
                          -----------------------------------------------------------------------
      Increase
         (decrease) in
         net assets
         from capital
         transactions         804,037    (325,020) (13,989,840)    154,748  (1,769,323)  (422,118)
                          -----------------------------------------------------------------------
Increase (decrease) in
   net assets                (209,007) (1,062,426) (27,499,081)  1,556,732  (3,529,549)  (356,240)
Net assets at
   beginning of year        3,739,213   4,801,639   42,063,293  40,506,561   5,980,662  6,336,902
                          -----------------------------------------------------------------------
Net assets at end of
   year                   $ 3,530,206   3,739,213   14,564,212  42,063,293   2,451,113  5,980,662
                          =======================================================================
Changes in units (note
   5):
   Units purchased            395,940      27,343    1,129,378     624,077      48,489     17,574
   Units redeemed            (161,098)    (39,969)  (2,689,064)   (591,460)   (180,027)   (44,482)
                          -----------------------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners         234,842     (12,626)  (1,559,686)     32,617    (131,538)   (26,908)
                          =======================================================================

                 See accompanying notes to financial statements

                                            GE INVESTMENTS FUNDS, INC. (CONTINUED)
                          -------------------------------------------------------------------------
                             TOTAL RETURN FUND --     TOTAL RETURN FUND --      U.S. EQUITY FUND --
                               CLASS 1 SHARES          CLASS 3 SHARES              CLASS 1 SHARES
                          -------------------------------------------------------------------------
                                 YEAR ENDED                YEAR ENDED               YEAR ENDED
                                 DECEMBER 31,             DECEMBER 31,             DECEMBER 31,
                          -------------------------------------------------------------------------
                              2008         2007         2008         2007        2008       2007
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $     51,200     278,241      199,052    1,026,106      3,343     (16,337)
   Net realized gain
      (loss) on
      investments               82,645     659,288   (4,885,844)   1,748,043    (21,665)    276,401
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (9,267,396)    979,008  (36,489,379)  (1,372,203)  (564,512)   (324,894)
   Capital gain
      distributions            100,817   1,178,135      531,138    3,458,966     10,654     223,089
                          -------------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations         (9,032,734)  3,094,672  (40,645,033)   4,860,912   (572,180)    158,259
                          -------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                780,025   1,478,960   46,679,609   73,109,300    175,720      13,409
   Death benefits                   --     (43,786)    (140,302)          --     (4,382)        115
   Surrenders               (2,088,577) (2,018,535)  (4,039,409)  (1,918,248)  (205,583) (1,262,276)
   Administrative
      expenses                 (34,244)    (41,873)    (212,689)      (9,920)      (802)     (1,756)
   Transfers between
      subaccounts
      (including fixed
      account), net         (5,126,559)    975,168   (4,770,138)  (1,128,744)  (170,773)        (55)
                          -------------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions       (6,469,355)    349,934   37,517,071   70,052,388   (205,820) (1,250,563)
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets              (15,502,089)  3,444,606   (3,127,962)  74,913,300   (778,000) (1,092,304)
Net assets at beginning
   of year                  34,267,299  30,822,693  101,760,902   26,847,602  1,767,620   2,859,924
                          -------------------------------------------------------------------------
Net assets at end of year $ 18,765,210  34,267,299   98,632,940  101,760,902    989,620   1,767,620
                          =========================================================================
Changes in units (note
   5):
   Units purchased             306,827     305,177    8,697,812   10,284,437     32,573      11,072
   Units redeemed             (791,449)   (276,487)  (4,657,072)  (3,914,342)   (45,003)   (105,181)
                          -------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (484,622)     28,690    4,040,740    6,370,095    (12,430)    (94,109)
                          =========================================================================

                 See accompanying notes to financial statements

                                              GENWORTH VARIABLE INSURANCE TRUST
                          ------------------------------------------------------------------------
                                                                             GENWORTH
                          GENWORTH   GENWORTH                   GENWORTH    LEGG MASON   GENWORTH
                           CALAMOS   COLUMBIA     GENWORTH    EATON VANCE    PARTNERS      PIMCO
                           GROWTH     MID CAP     DAVIS NY     LARGE CAP    AGGRESSIVE   STOCKPLUS
                            FUND    VALUE FUND  VENTURE FUND   VALUE FUND  GROWTH FUND     FUND
                          ------------------------------------------------------------------------
                                        PERIOD FROM SEPTEMBER 8 TO DECEMBER 31, 2008
                          ------------------------------------------------------------------------
                            2008       2008         2008          2008         2008        2008
                          ------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)            $  (10)      5,185         166          8,148      (21,351)     329,600
   Net realized gain
      (loss) on
      investments               4     (13,586)        (51)        12,515       37,470        9,309
   Change in unrealized
      appreciation
      (depreciation) on
      investments             372     (16,950)      1,708        287,947      552,814     (477,017)
   Capital gain
      distributions            --          --          --             --           --      483,994
                           -----------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations      366     (25,351)      1,823        308,610      568,933      345,886
                           -----------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             8,000     241,263     244,797        867,753      781,823    1,085,534
   Death benefits              --          --          --             --           --           --
   Surrenders                  --     (12,826)         --        (35,115)     (41,818)     (56,143)
   Administrative
      expenses                 --      (2,401)         --         (6,987)      (8,320)     (11,259)
   Transfers between
      subaccounts
      (including fixed
      account), net           329   2,318,079       4,696      5,724,714    6,708,600    9,394,973
                           -----------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       8,329   2,544,115     249,493      6,550,365    7,440,285   10,413,105
                           -----------------------------------------------------------------------
Increase (decrease) in
   net assets               8,695   2,518,764     251,316      6,858,975    8,009,218   10,758,991
Net assets at beginning
   of year                     --          --          --             --           --           --
                           -----------------------------------------------------------------------
Net assets at end of year  $8,695   2,518,764     251,316      6,858,975    8,009,218   10,758,991
                           =======================================================================
Changes in units
   (note 5):
   Units purchased          1,369     448,695      35,857      1,071,659    1,301,698    1,761,727
   Units redeemed             (17)    (65,205)        (41)      (167,514)    (228,071)    (274,048)
                           -----------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners       1,352     383,490      35,816        904,145    1,073,627    1,487,679
                           =======================================================================

                 See accompanying notes to financial statements

                               GENWORTH VARIABLE INSURANCE TRUST
                                          (CONTINUED)                   GOLDMAN SACHS VARIABLE INSURANCE TRUST
                          -------------------------------------------  ----------------------------------------
                             GENWORTH                      GENWORTH
                              PUTNAM                    WESTERN ASSET
                          INTERNATIONAL     GENWORTH      MANAGEMENT
                             CAPITAL       THORNBURG      CORE PLUS         GOLDMAN               GOLDMAN
                          OPPORTUNITIES  INTERNATIONAL   FIXED INCOME   SACHS GROWTH AND       SACHS MID CAP
                               FUND        VALUE FUND        FUND         INCOME FUND           VALUE FUND
                          -------------------------------------------------------------------------------------
                                          PERIOD FROM                      YEAR ENDED           YEAR ENDED
                                SEPTEMBER 8 TO DECEMBER 31, 2008          DECEMBER 31,         DECEMBER 31,
                          -------------------------------------------------------------------------------------
                               2008           2008           2008        2008      2007       2008       2007
                          -------------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)            $   (9,075)           464         22,452         434     3,875     (7,595)    32,358
   Net realized gain
      (loss) on
      investments               8,775         15,333         27,384       2,408    40,401    (97,476)   265,109
   Change in unrealized
      appreciation
      (depreciation) on
      investments             232,097        174,028        339,100     (52,118)  (53,554)  (412,203)  (417,994)
   Capital gain
      distributions                --             --             --          11    14,596      1,917    201,715
                           ------------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations      231,797        189,825        388,936     (49,265)    5,318   (515,357)    81,188
                           ------------------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               289,910        260,756        720,434          --        --      6,805     10,790
   Death benefits                  --             --             --          --        --         --     (9,843)
   Surrenders                 (15,239)       (17,063)       (43,789)    (63,914) (150,249)  (342,476)  (833,961)
   Administrative
      expenses                 (3,069)        (2,503)        (6,377)        (74)     (247)      (831)    (1,031)
   Transfers between
      subaccounts
      (including fixed
      account), net         2,397,601      2,103,353      5,525,914      (2,442)    5,619    (98,351)   (40,791)
                           ------------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       2,669,203      2,344,543      6,196,182     (66,430) (144,877)  (434,853)  (874,836)
                           ------------------------------------------------------------------------------------
Increase (decrease) in
   net assets               2,901,000      2,534,368      6,585,118    (115,695) (139,559)  (950,210)  (793,648)
Net assets at beginning
   of year                         --             --             --     196,803   336,362  1,694,024  2,487,672
                           ------------------------------------------------------------------------------------
Net assets at end of year  $2,901,000      2,534,368      6,585,118      81,108   196,803    743,814  1,694,024
                           ====================================================================================
Changes in units
   (note 5):
   Units purchased            511,615        409,666        773,978         224     1,399     40,656     13,721
   Units redeemed             (89,385)       (77,917)      (151,161)     (5,712)  (12,177)   (61,516)   (43,766)
                           ------------------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         422,230        331,749        622,817      (5,488)  (10,778)   (20,860)   (30,045)
                           ====================================================================================

                 See accompanying notes to financial statements

                                            J.P. MORGAN SERIES TRUST II
                          ---------------------------------------------------------------
                                                      JPMORGAN
                                 JPMORGAN          INTERNATIONAL       JPMORGAN MID CAP
                              BOND PORTFOLIO      EQUITY PORTFOLIO     VALUE PORTFOLIO
                          ---------------------------------------------------------------
                                YEAR ENDED           YEAR ENDED           YEAR ENDED
                               DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008        2007      2008      2007      2008        2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  122,034    105,421     1,570   (3,162)     (3,064)    27,313
   Net realized gain
      (loss) on
      investments           (166,114)    (6,291)  (95,345)  13,596    (134,610)   132,280
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (250,262)  (105,235) (167,209)  20,753  (1,144,667)  (236,979)
   Capital gain
      distributions               --         --    71,008       --     202,268    106,007
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (294,342)    (6,105) (189,976)  31,187  (1,080,073)    28,621
                          ---------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                6,403     45,556        --       --       7,924     39,301
   Death benefits                 --    (19,279)       --       --     (35,111)   (49,234)
   Surrenders               (165,369)   (66,893)  (26,298)    (573)   (192,835)  (191,513)
   Administrative
      expenses                (1,425)    (1,973)      (57)     (58)     (2,017)    (2,537)
   Transfers between
      subaccounts
      (including fixed
      account), net         (218,808)    50,238  (163,055) 122,900    (621,333)    60,294
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (379,199)     7,649  (189,410) 122,269    (843,372)  (143,689)
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets               (673,541)     1,544  (379,386) 153,456  (1,923,445)  (115,068)
Net assets at beginning
   of year                 1,971,669  1,970,125   518,770  365,314   3,485,088  3,600,156
                          ---------------------------------------------------------------
Net assets at end of year $1,298,128  1,971,669   139,384  518,770   1,561,643  3,485,088
                          ===============================================================
Changes in units
   (note 5):
   Units purchased            66,297     24,437     3,118   10,096      15,388     21,288
   Units redeemed           (102,762)   (23,803)  (16,260)  (4,129)    (73,017)   (28,792)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (36,465)       634   (13,142)   5,967     (57,629)    (7,504)
                          ===============================================================

                 See accompanying notes to financial statements

                               J.P. MORGAN SERIES TRUST II
                                       (CONTINUED)               JANUS ASPEN SERIES
                          ------------------------------------  --------------------
                                                  JPMORGAN
                                                 U.S. LARGE           BALANCED
                            JPMORGAN SMALL        CAP CORE          PORTFOLIO --
                           COMPANY PORTFOLIO  EQUITY PORTFOLIO  INSTITUTIONAL SHARES
                          ----------------------------------------------------------
                              YEAR ENDED         YEAR ENDED          YEAR ENDED
                             DECEMBER 31,       DECEMBER 31,        DECEMBER 31,
                          ----------------------------------------------------------
                             2008      2007     2008     2007      2008       2007
                          ----------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   2,282   (4,976)    (402)  (1,074)    25,020     29,828
   Net realized gain
      (loss) on
      investments            (4,420)  13,314    2,642    2,767     41,196    145,956
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (140,302) (54,767) (59,598)  (1,565)  (591,686)    69,909
   Capital gain
      distributions          26,113   19,047       --       --    145,115         --
                          ----------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (116,327) (27,382) (57,358)     128   (380,355)   245,693
                          ----------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               1,300       --       --       --     11,309     10,563
   Death benefits                --  (10,106)      --       --    (24,156)    (2,955)
   Surrenders               (23,059) (27,002) (39,472)  (2,192)  (318,715)  (840,557)
   Administrative
      expenses                 (260)    (345)     (78)    (107)    (1,668)    (2,140)
   Transfers between
      subaccounts
      (including fixed
      account), net         (31,477) (14,736)     893   (4,824)  (142,182)   (59,849)
                          ----------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (53,496) (52,189) (38,657)  (7,123)  (475,412)  (894,938)
                          ----------------------------------------------------------
Increase (decrease) in
   net assets              (169,823) (79,571) (96,015)  (6,995)  (855,767)  (649,245)
Net assets at beginning
   of year                  402,316  481,887  190,440  197,435  2,518,434  3,167,679
                          ----------------------------------------------------------
Net assets at end of year $ 232,493  402,316   94,425  190,440  1,662,667  2,518,434
                          ==========================================================
Changes in units
   (note 5):
   Units purchased            1,317    1,250      221      251      5,012      2,697
   Units redeemed            (4,511)  (3,855)  (3,177)    (713)   (33,915)   (55,128)
                          ----------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (3,194)  (2,605)  (2,956)    (462)   (28,903)   (52,431)
                          ==========================================================

                 See accompanying notes to financial statements

                                             JANUS ASPEN SERIES (CONTINUED)
                          --------------------------------------------------------------------
                                                    FLEXIBLE BOND
                           BALANCED PORTFOLIO --    PORTFOLIO --          FORTY PORTFOLIO --
                              SERVICE SHARES      INSTITUTIONAL SHARES   INSTITUTIONAL SHARES
                          --------------------------------------------------------------------
                                YEAR ENDED             YEAR ENDED             YEAR ENDED
                               DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                          --------------------------------------------------------------------
                              2008        2007        2008     2007        2008        2007
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    69,685     57,400      4,688    8,701       (27,172)    (31,862)
   Net realized gain
      (loss) on
      investments            (133,209)   177,915     (2,030)  (5,646)      153,294     200,349
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (2,604,761)   335,621      5,470   10,465    (1,196,342)    704,879
   Capital gain
      distributions           676,150         --         --       --            --          --
                          --------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (1,992,135)   570,936      8,128   13,520    (1,070,220)    873,366
                          --------------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums             2,692,865  2,554,852         --       --         1,419         859
   Death benefits              (3,761)        85         --       --        (1,321)     (3,600)
   Surrenders                (872,579)  (464,583)   (67,613) (95,366)     (590,064)   (968,242)
   Administrative
      expenses                (13,939)    (3,382)       (65)    (114)       (1,474)     (1,697)
   Transfers between
      subaccounts
      (including fixed
      account), net          (195,529)    15,884     (8,035)   1,114       (57,338)    (39,188)
                          --------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       1,607,057  2,102,856    (75,713) (94,366)     (648,778) (1,011,868)
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets                (385,078) 2,673,792    (67,585) (80,846)   (1,718,998)   (138,502)
Net assets at beginning
   of year                  9,275,885  6,602,093    223,987  304,833     2,908,109   3,046,611
                          --------------------------------------------------------------------
Net assets at end of year $ 8,890,807  9,275,885    156,402  223,987     1,189,111   2,908,109
                          ====================================================================
Changes in units
   (note 5):
   Units purchased            530,096    298,521        768      228         1,019       1,744
   Units redeemed            (354,910)  (103,050)    (5,871)  (6,932)      (35,103)    (56,690)
                          --------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         175,186    195,471     (5,103)  (6,704)      (34,084)    (54,946)
                          ====================================================================

                 See accompanying notes to financial statements

                                           JANUS ASPEN SERIES (CONTINUED)
                          ----------------------------------------------------------------
                                                       GLOBAL LIFE       GLOBAL TECHNOLOGY
                            FORTY PORTFOLIO --    SCIENCES PORTFOLIO --     PORTFOLIO --
                              SERVICE SHARES         SERVICE SHARES        SERVICE SHARES
                          ----------------------------------------------------------------
                                 YEAR ENDED             YEAR ENDED             YEAR ENDED
                                DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                          ----------------------------------------------------------------
                              2008        2007        2008     2007         2008     2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  (144,148)   (58,438)    (1,682)  (2,277)        (431)    (750)
   Net realized gain
      (loss) on
      investments            (212,406)   326,243      7,610   28,273        9,983    6,706
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (4,382,310)   837,861    (40,443)   1,673      (21,938)   4,223
   Capital gain
      distributions                --         --         --       --           --       --
                          ----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (4,738,864) 1,105,666    (34,515)  27,669      (12,386)  10,179
                          ----------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             5,679,808  3,718,556         --       --            5       --
   Death benefits             (11,287)        --     (8,244)      --      (12,525)      --
   Surrenders                (303,832)  (141,238)    (9,246) (65,619)      (2,367)  (9,988)
   Administrative
      expenses                (23,647)    (1,161)       (26)     (23)         (26)     (31)
   Transfers between
      subaccounts
      (including fixed
      account), net         2,694,850   (665,923)    (2,170)  (1,408)     (14,293) (14,624)
                          ----------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       8,035,892  2,910,234    (19,686) (67,050)     (29,206) (24,643)
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets               3,297,028  4,015,900    (54,201) (39,381)     (41,592) (14,464)
Net assets at beginning
   of year                  5,859,851  1,843,951    126,200  165,581       53,012   67,476
                          ----------------------------------------------------------------
Net assets at end of year $ 9,156,879  5,859,851     71,999  126,200       11,420   53,012
                          ================================================================
Changes in units
   (note 5):
   Units purchased          1,839,817    497,654        211      206          275        6
   Units redeemed            (913,027)  (265,508)    (1,817)  (5,478)      (3,018)  (2,557)
                          ----------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         926,790    232,146     (1,606)  (5,272)      (2,743)  (2,551)
                          ================================================================

                 See accompanying notes to financial statements

                                            JANUS ASPEN SERIES (CONTINUED)
                          ------------------------------------------------------------------
                              INTERNATIONAL           INTERNATIONAL           LARGE CAP
                            GROWTH PORTFOLIO --    GROWTH PORTFOLIO --   GROWTH PORTFOLIO --
                           INSTITUTIONAL SHARES      SERVICE SHARES     INSTITUTIONAL SHARES
                          ------------------------------------------------------------------
                                YEAR ENDED             YEAR ENDED            YEAR ENDED
                               DECEMBER 31,           DECEMBER 31,          DECEMBER 31,
                          ------------------------------------------------------------------
                              2008        2007       2008       2007       2008       2007
                          ------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    13,979    (14,177)    12,338    (14,702)    (6,480)   (11,355)
   Net realized gain
      (loss) on
      investments              98,544    322,952     33,339     75,038    (89,889)   (63,367)
   Change in unrealized
      appreciation
      (depreciation) on
      investments            (985,879)    94,769   (930,899)   243,831   (359,887)   278,860
   Capital gain
      distributions           153,774         --    157,370         --         --         --
                          ------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations     (719,582)   403,544   (727,852)   304,167   (456,256)   204,138
                          ------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                    --      4,000         --         --        397        361
   Death benefits              (8,504)        --    (12,081)   (13,692)   (37,689)    (2,130)
   Surrenders                (221,032)  (699,044)   (28,985)   (31,991)  (157,367)  (672,421)
   Administrative
      expenses                   (832)    (1,143)      (450)      (489)      (671)      (911)
   Transfers between
      subaccounts
      (including fixed
      account), net           (82,354)    98,821    (56,688)   (62,187)    (5,835)   (10,332)
                          ------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        (312,722)  (597,366)   (98,204)  (108,359)  (201,165)  (685,433)
                          ------------------------------------------------------------------
Increase (decrease) in
   net assets              (1,032,304)  (193,822)  (826,056)   195,808   (657,421)  (481,295)
Net assets at beginning
   of year                  1,629,561  1,823,383  1,409,547  1,213,739  1,225,033  1,706,328
                          ------------------------------------------------------------------
Net assets at end of year $   597,257  1,629,561    583,491  1,409,547    567,612  1,225,033
                          ==================================================================
Changes in units
   (note 5):
   Units purchased              4,747      7,327        516         30      3,262      1,068
   Units redeemed             (17,441)   (30,910)    (6,984)    (4,821)   (25,184)   (58,812)
                          ------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (12,694)   (23,583)    (6,468)    (4,791)   (21,922)   (57,744)
                          ==================================================================

                 See accompanying notes to financial statements

                                           JANUS ASPEN SERIES (CONTINUED)
                          ---------------------------------------------------------------
                               LARGE CAP              MID CAP               MID CAP
                          GROWTH PORTFOLIO --   GROWTH PORTFOLIO --   GROWTH PORTFOLIO --
                             SERVICE SHARES     INSTITUTIONAL SHARES     SERVICE SHARES
                          ---------------------------------------------------------------
                               YEAR ENDED            YEAR ENDED            YEAR ENDED
                              DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                          ---------------------------------------------------------------
                             2008      2007       2008        2007       2008      2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  (1,716)   (3,275)    (17,832)   (28,144)    (3,039)   (4,749)
   Net realized gain
      (loss) on
      investments            26,405    40,474    (161,780)  (193,277)    22,435    71,147
   Change in unrealized
      appreciation
      (depreciation)
      on investments       (114,849)    5,709    (683,529)   647,720   (135,636)   (5,582)
   Capital gain
      distributions              --        --      84,885     11,980     12,146     1,539
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (90,160)   42,908    (778,256)   438,279   (104,094)   62,355
                          ---------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                  --     4,632      12,126     10,697        168     1,026
   Death benefits                --        --      (9,376)   (31,397)   (16,924)       --
   Surrenders               (48,840) (112,837)   (312,353)  (845,741)   (20,816) (112,828)
   Administrative
      expenses                  (32)      (24)     (1,613)    (2,102)       (24)      (37)
   Transfers between
      subaccounts
      (including fixed
      account), net         (62,481)   62,585     (98,825)   (88,261)   (16,282)  (32,016)
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (111,353)  (45,644)   (410,041)  (956,804)   (53,878) (143,855)
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets              (201,513)   (2,736) (1,188,297)  (518,525)  (157,972)  (81,500)
Net assets at beginning
   of year                  322,292   325,028   2,056,332  2,574,857    273,564   355,064
                          ---------------------------------------------------------------
Net assets at end of year $ 120,779   322,292     868,035  2,056,332    115,592   273,564
                          ===============================================================
Changes in units
   (note 5):
   Units purchased            2,254     6,517       3,960      2,229        851        76
   Units redeemed           (13,065)  (12,339)    (32,376)   (62,411)    (5,290)  (11,226)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners       (10,811)   (5,822)    (28,416)   (60,182)    (4,439)  (11,150)
                          ===============================================================

                 See accompanying notes to financial statements

                                                                     JPMORGAN INSURANCE
                                JANUS ASPEN SERIES (CONTINUED)             TRUST
                          -----------------------------------------  ------------------
                                                                     JPMORGAN INSURANCE
                             WORLDWIDE GROWTH     WORLDWIDE GROWTH     TRUST BALANCED
                               PORTFOLIO --         PORTFOLIO --        PORTFOLIO --
                           INSTITUTIONAL SHARES    SERVICE SHARES          CLASS 1
                          -------------------------------------------------------------
                                YEAR ENDED            YEAR ENDED         YEAR ENDED
                               DECEMBER 31,          DECEMBER 31,       DECEMBER 31,
                          -------------------------------------------------------------
                             2008        2007      2008      2007      2008      2007
                          -------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   (2,842)   (11,855)   (2,460)   (6,403)    2,598       72
   Net realized gain
      (loss) on
      investments           (108,723)   (30,877)    8,856    48,248   (11,459)      18
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (517,524)   193,363  (236,082)   10,039    (8,413)     760
   Capital gain
      distributions               --         --        --        --     4,501       93
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (629,089)   150,631  (229,686)   51,884   (12,773)     943
                          ------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                  817        470    17,128       168        --       --
   Death benefits               (880)    (9,944)  (11,580)       --        --       --
   Surrenders               (209,693)  (398,712) (118,134) (120,784)  (23,409)      --
   Administrative
      expenses                  (753)    (1,097)      (77)      (95)       --       --
   Transfers between
      subaccounts
      (including fixed
      account), net           (2,259)    (4,737)   23,519   (12,844)    3,839   38,581
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (212,768)  (414,020)  (89,144) (133,555)  (19,570)  38,581
                          ------------------------------------------------------------
Increase (decrease) in
   net assets               (841,857)  (263,389) (318,830)  (81,671)  (32,343)  39,524
Net assets at beginning
   of year                 1,512,667  1,776,056   551,849   633,520    47,378    7,854
                          ------------------------------------------------------------
Net assets at end of year $  670,810  1,512,667   233,019   551,849    15,035   47,378
                          ============================================================
Changes in units
   (note 5):
   Units purchased             2,759        764     9,353     1,174       411    4,920
   Units redeemed            (25,460)   (33,389)  (20,786)  (13,298)   (2,837)  (1,421)
                          ------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (22,701)   (32,625)  (11,433)  (12,124)   (2,426)   3,499
                          ============================================================

                 See accompanying notes to financial statements

                                     JPMORGAN INSURANCE TRUST (CONTINUED)
                          ---------------------------------------------------------
                                                     JPMORGAN          JPMORGAN
                                                  INSURANCE TRUST   INSURANCE TRUST
                                                    DIVERSIFIED     DIVERSIFIED MID
                            JPMORGAN INSURANCE        EQUITY          CAP GROWTH
                             TRUST CORE BOND       PORTFOLIO --      PORTFOLIO --
                           PORTFOLIO -- CLASS 1       CLASS 1           CLASS 1
                          ---------------------------------------------------------
                                YEAR ENDED           YEAR ENDED        YEAR ENDED
                               DECEMBER 31,         DECEMBER 31,      DECEMBER 31,
                          ---------------------------------------------------------
                             2008        2007      2008      2007     2008    2007
                          ---------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   57,821     41,829    34,485   (4,634)     798     203
   Net realized gain
      (loss) on
      investments            (31,929)   (14,217) (158,364)   2,927   (4,395)   (873)
   Change in unrealized
      appreciation
      (depreciation) on
      investments            (45,212)    35,264  (207,031)  13,038     (950)   (702)
   Capital gain
      distributions               --         --    29,201    1,347    3,159   3,370
                          ---------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations     (19,320)    62,876  (301,709)  12,678   (1,388)  1,998
                          ---------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              435,947  1,262,932   164,260  291,171    1,266  24,794
   Death benefits             (2,938)        --    (1,758)      --       --      --
   Surrenders                (61,649)   (54,865)  (37,752) (11,146)  (1,870)     --
   Administrative
      expenses                (1,173)      (159)     (435)     (55)    (107)     (8)
   Transfers between
      subaccounts
      (including fixed
      account), net         (334,159)  (601,377)  245,432  469,620  264,298  12,350
                          ---------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions         36,028    606,531   369,747  749,590  263,587  37,136
                          ---------------------------------------------------------
Increase (decrease) in
   net assets                 16,708    669,407    68,038  762,268  262,199  39,134
Net assets at beginning
   of year                 1,552,577    883,170   762,268       --   41,425   2,291
                          ---------------------------------------------------------
Net assets at end of year $1,569,285  1,552,577   830,306  762,268  303,624  41,425
                          =========================================================
Changes in units (note
   5):
Units purchased              636,091    448,168   334,980  102,597   68,927   5,191
   Units redeemed           (634,622)  (388,394) (287,856) (36,904) (24,560) (1,832)
                          ---------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          1,469     59,774    47,124   65,693   44,367   3,359
                          =========================================================

                 See accompanying notes to financial statements

                                            JPMORGAN INSURANCE TRUST (CONTINUED)
                          --------------------------------------------------------------------------
                                                                                  JPMORGAN
                              JPMORGAN INSURANCE      JPMORGAN INSURANCE       INSURANCE TRUST
                              TRUST EQUITY INDEX       TRUST GOVERNMENT        INTREPID GROWTH
                             PORTFOLIO -- CLASS 1  BOND PORTFOLIO -- CLASS 1 PORTFOLIO -- CLASS 1
                          --------------------------------------------------------------------------
                           YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,  YEAR ENDED DECEMBER 31,
                          --------------------------------------------------------------------------
                              2008       2007          2008        2007           2008      2007
                          --------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)             $    (325)    (3,495)       45,921     46,209         (8,371)  (5,932)
   Net realized gain
      (loss) on
      investments            (103,415)       182        28,642    (12,013)      (176,119)   7,579
   Change in unrealized
      appreciation
      (depreciation) on
      investments            (137,002)     5,400        15,282     38,231       (235,592)  37,694
   Capital gain
      distributions                --         --            --         --             --       --
                            ---------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations     (240,742)     2,087        89,845     72,427       (420,082)  39,341
                            ---------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               123,616    195,290       290,749  1,244,578        253,735  342,675
   Death benefits              (1,318)        --        (2,962)        --         (2,147)      --
   Surrenders                 (18,365)    (7,067)      (43,685)   (54,853)       (29,054) (11,746)
   Administrative expenses       (310)       (74)         (727)      (141)          (426)     (72)
   Transfers between
      subaccounts
      (including fixed
      account), net           186,560    349,008      (677,834)  (749,450)        52,654  496,195
                            ---------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions         290,183    537,157      (434,459)   440,134        274,762  827,052
                            ---------------------------------------------------------------------
Increase (decrease) in
   net assets                  49,441    539,244      (344,614)   512,561       (145,320) 866,393
Net assets at beginning
   of year                    539,244         --     1,373,703    861,142        866,393       --
                            ---------------------------------------------------------------------
Net assets at end of year   $ 588,685    539,244     1,029,089  1,373,703        721,073  866,393
                            =====================================================================
Changes in units (note
   5):
   Units purchased            270,550     78,062       552,273    433,255        393,807  126,853
   Units redeemed            (231,558)   (28,702)     (591,238)  (389,123)      (362,644) (48,762)
                            ---------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          38,992     49,360       (38,965)    44,132         31,163   78,091
                          =======================================================================

                 See accompanying notes to financial statements

                          JPMORGAN INSURANCE    LEGG MASON PARTNERS VARIABLE EQUITY
                           TRUST (CONTINUED)                   TRUST
                          ------------------  --------------------------------------
                                                   LEGG MASON         LEGG MASON
                               JPMORGAN             PARTNERS           PARTNERS
                               INSURANCE            VARIABLE           VARIABLE
                            TRUST INTREPID         AGGRESSIVE         CAPITAL AND
                                MID CAP              GROWTH             INCOME
                             PORTFOLIO --         PORTFOLIO --       PORTFOLIO --
                                CLASS 1             CLASS II            CLASS I
                          ----------------------------------------------------------
                              YEAR ENDED           YEAR ENDED          YEAR ENDED
                             DECEMBER 31,         DECEMBER 31,        DECEMBER 31,
                          ----------------------------------------------------------
                             2008      2007      2008       2007      2008     2007
                          ----------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $  (1,845)  (4,372)   (15,218)   (19,988)     856    4,389
   Net realized gain
      (loss) on
      investments          (302,923)  (3,522)   (13,960)     8,253   (6,542)  17,703
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (131,591)  (5,780)  (450,737)   (13,948) (26,197) (32,257)
   Capital gain
      distributions          58,695    5,710         --     10,233      459   14,352
                          ----------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (377,664)  (7,964)  (479,915)   (15,450) (31,424)   4,187
                          ----------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             162,151  259,166     25,676     56,418       --       --
   Death benefits            (1,729)      --         --         --       --       --
   Surrenders               (25,630)  (9,224)   (25,236)   (25,957)  (7,798) (20,793)
   Administrative
      expenses                 (374)    (101)    (1,405)    (1,605)     (50)     (61)
   Transfers between
      subaccounts
      (including fixed
      account), net        (217,834) 495,351    (91,197)     6,656  (15,233)      91
                          ----------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions       (83,416) 745,192    (92,162)    35,512  (23,081) (20,763)
                          ----------------------------------------------------------
Increase (decrease) in
   net assets              (461,080) 737,228   (572,077)    20,062  (54,505) (16,576)
Net assets at beginning
   of year                  805,284   68,056  1,220,523  1,200,461  106,716  123,292
                          ----------------------------------------------------------
Net assets at end of
   year                   $ 344,204  805,284    648,446  1,220,523   52,211  106,716
                          ==========================================================
Changes in units (note
   5):
   Units purchased          309,063  110,735     20,207      6,534       20   24,941
   Units redeemed          (331,493) (39,087)   (28,767)    (4,232)  (2,538) (23,428)
                          ----------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners       (22,430)  71,648     (8,560)     2,302   (2,518)   1,513
                          ==========================================================

                 See accompanying notes to financial statements

                                LEGG MASON PARTNERS VARIABLE EQUITY TRUST (CONTINUED)
                          ----------------------------------------------------------------
                           LEGG MASON PARTNERS   LEGG MASON PARTNERS
                          VARIABLE CAPITAL AND        VARIABLE         LEGG MASON PARTNERS
                           INCOME PORTFOLIO --    FUNDAMENTAL VALUE    VARIABLE INVESTORS
                                CLASS II        PORTFOLIO -- CLASS I  PORTFOLIO -- CLASS I
                          ----------------------------------------------------------------
                               YEAR ENDED            YEAR ENDED            YEAR ENDED
                              DECEMBER 31,          DECEMBER 31,          DECEMBER 31,
                          ----------------------------------------------------------------
                             2008       2007       2008       2007      2008       2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   4,582    25,919        250      1,748       (62)    (1,486)
   Net realized gain
      (loss) on
      investments           (58,381)   25,268    (26,654)    74,845       222     40,073
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (250,516) (149,264)  (175,461)  (135,886)  (27,147)   (33,329)
   Capital gain
      distributions           4,175   108,756        354     58,012     1,719      2,461
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (300,140)   10,679   (201,511)    (1,281)  (25,268)     7,719
                          --------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                  --   317,393      1,200     28,544        --         --
   Death benefits                --        --     (4,673)        --        --    (42,864)
   Surrenders               (61,700)   (7,640)   (33,349)   (12,079)   (7,545)  (116,685)
   Administrative
      expenses                 (515)     (568)      (520)      (668)      (50)       (91)
   Transfers between
      subaccounts
      (including fixed
      account), net          35,125     3,518    (36,234)    (4,897)        3      1,340
                          --------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (27,090)  312,703    (73,576)    10,900    (7,592)  (158,300)
                          --------------------------------------------------------------
Increase (decrease) in
   net assets              (327,230)  323,382   (275,087)     9,619   (32,860)  (150,581)
Net assets at
   beginning of year        825,027   501,645    606,044    596,425    74,070    224,651
                          --------------------------------------------------------------
Net assets at end of year $ 497,797   825,027    330,957    606,044    41,210     74,070
                          ==============================================================
Changes in units
   (note 5):
   Units purchased            7,697   126,997      7,488    135,677         1         54
   Units redeemed           (12,093)  (89,431)   (15,463)  (110,789)     (603)   (10,328)
                          --------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (4,396)   37,566     (7,975)    24,888      (602)   (10,274)
                          ==============================================================

                 See accompanying notes to financial statements

                           LEGG MASON PARTNERS
                                VARIABLE
                              INCOME TRUST             MFS(R) VARIABLE INSURANCE TRUST
                          --------------------  ---------------------------------------------
                           LEGG MASON PARTNERS
                                VARIABLE           MFS(R) INVESTORS        MFS(R) INVESTORS
                             STRATEGIC BOND     GROWTH STOCK SERIES --     TRUST SERIES --
                          PORTFOLIO -- CLASS I   SERVICE CLASS SHARES    SERVICE CLASS SHARES
                          -------------------------------------------------------------------
                               YEAR ENDED             YEAR ENDED              YEAR ENDED
                              DECEMBER 31,           DECEMBER 31,            DECEMBER 31,
                          -------------------------------------------------------------------
                             2008       2007       2008        2007        2008        2007
                          -------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  3,621      1,992      (23,690)   (37,939)     (16,539)   (37,055)
   Net realized gain
      (loss) on
      investments           (5,459)    (6,421)      61,709     80,509      153,282    118,228
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (13,986)     4,907     (925,472)   186,685   (1,302,288)   194,015
   Capital gain
      distributions             --         --       99,298         --      182,473     32,847
                          -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (15,824)       478     (788,155)   229,255     (983,072)   308,035
                          -------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                 --         --       13,893     97,425       13,698    103,282
   Death benefits               --     (5,651)     (11,587)   (14,658)      (7,789)        --
   Surrenders               (3,695)  (121,950)    (291,987)  (184,582)    (328,863)  (236,543)
   Administrative
      expenses                 (44)      (108)      (1,464)    (1,586)      (3,047)    (3,968)
   Transfers between
      subaccounts
      (including fixed
      account), net          1,409      2,209     (288,847)  (100,699)  (1,040,134)   (46,602)
                          -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (2,330)  (125,500)    (579,992)  (204,100)  (1,366,135)  (183,831)
                          -------------------------------------------------------------------
Increase (decrease) in
   net assets              (18,154)  (125,022)  (1,368,147)    25,155   (2,349,207)   124,204
Net assets at beginning
   of year                  80,523    205,545    2,531,274  2,506,119    3,859,072  3,734,868
                          -------------------------------------------------------------------
Net assets at end of year $ 62,369     80,523    1,163,127  2,531,274    1,509,865  3,859,072
                          ===================================================================
Changes in units
   (note 5):
   Units purchased           1,143        365       21,978     15,279       17,389     23,749
   Units redeemed           (1,433)    (8,900)     (89,008)   (35,990)    (146,227)   (38,792)
                          -------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (290)    (8,535)     (67,030)   (20,711)    (128,838)   (15,043)
                          ===================================================================

                 See accompanying notes to financial statements

                                    MFS(R) VARIABLE INSURANCE TRUST (CONTINUED)
                          ---------------------------------------------------------------
                                                 MFS(R) STRATEGIC
                                MFS(R) NEW       INCOME SERIES --          MFS(R)
                           DISCOVERY SERIES --        SERVICE      TOTAL RETURN SERIES --
                           SERVICE CLASS SHARES    CLASS SHARES     SERVICE CLASS SHARES
                          ---------------------------------------------------------------
                                YEAR ENDED          YEAR ENDED           YEAR ENDED
                               DECEMBER 31,        DECEMBER 31,         DECEMBER 31,
                          ---------------------------------------------------------------
                             2008        2007      2008     2007      2008        2007
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   33,343      8,944   31,695   21,840     214,319      32,495
   Net realized gain
      (loss) on
      investments            (44,998)    33,745  (37,938)  (1,602)   (733,387)     53,882
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (552,710)   (88,937) (91,037)  (7,448) (3,316,879)   (211,880)
   Capital gain
      distributions          138,107     59,420       --       --     614,891     201,403
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (426,258)    13,172  (97,280)  12,790  (3,221,056)     75,900
                          ---------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               12,562      7,899    8,372    9,676   2,192,018   5,535,876
   Death benefits                 72         --       --  (29,651)         --     (11,168)
   Surrenders                (48,636)   (80,621) (79,650) (20,649)   (610,928)   (239,399)
   Administrative
      expenses                  (400)      (515)    (680)    (668)    (17,765)     (9,506)
   Transfers between
      subaccounts
      (including fixed
      account), net          (43,339)   (36,422) 183,467  109,287  (1,670,060)     59,541
                          ---------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        (79,741)  (109,659) 111,509   67,995    (106,735)  5,335,344
                          ---------------------------------------------------------------
Increase (decrease) in
   net assets               (505,999)   (96,487)  14,229   80,785  (3,327,791)  5,411,244
Net assets at beginning
   of year                 1,087,070  1,183,557  787,621  706,836  13,201,477   7,790,233
                          ---------------------------------------------------------------
Net assets at end of year $  581,071  1,087,070  801,850  787,621   9,873,686  13,201,477
                          ===============================================================
Changes in units
   (note 5):
   Units purchased             7,002      2,782   66,425   14,075     565,651     837,384
   Units redeemed            (17,507)   (12,167) (50,512)  (8,701)   (563,612)   (354,019)
                          ---------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (10,505)    (9,385)  15,913    5,374       2,039     483,365
                          ===============================================================

                 See accompanying notes to financial statements

                             MFS(R) VARIABLE INSURANCE TRUST
                                       (CONTINUED)                    OLD MUTUAL INSURANCE SERIES FUND
                          ------------------------------------  -------------------------------------------
                                  MFS(R)
                            UTILITIES SERIES --      OLD MUTUAL GROWTH II          OLD MUTUAL LARGE CAP
                           SERVICE CLASS SHARES            PORTFOLIO                 GROWTH PORTFOLIO
                          ---------------------------------------------------------------------------------
                                                   PERIOD FROM                  PERIOD FROM
                                YEAR ENDED        JANUARY 1 TO   YEAR ENDED      JANUARY 1      YEAR ENDED
                               DECEMBER 31,       DECEMBER 12,  DECEMBER 31,  TO DECEMBER 12,  DECEMBER 31,
                          ---------------------------------------------------------------------------------
                             2008         2007        2008          2007            2008           2007
                          ---------------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $   205,353     86,972      (1,881)      (2,840)         (3,762)         (6,347)
   Net realized gain
      (loss) on
      investments              59,308    228,472    (139,858)     (38,402)       (151,016)        (14,910)
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (2,533,000)   550,393      78,915       85,483          11,920         104,926
   Capital gain
      distributions           403,963    196,581          --           --              --              --
                          -------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (1,864,376) 1,062,418     (62,824)      44,241        (142,858)         83,669
                          -------------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               351,126    372,499          --           --              --              --
   Death benefits               1,817         --      (1,238)          --          (1,849)             --
   Surrenders                (450,295)  (270,011)    (45,786)     (59,578)        (34,139)       (121,313)
   Administrative
      expenses                 (3,903)    (3,262)       (231)        (307)           (372)           (459)
   Transfers between
      subaccounts
      (including fixed
      account), net          (684,609)   262,997    (102,536)          20        (303,619)           (829)
                          -------------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        (785,864)   362,223    (149,791)     (59,865)       (339,979)       (122,601)
                          -------------------------------------------------------------------------------
Increase (decrease) in
   net assets              (2,650,240) 1,424,641    (212,615)     (15,624)       (482,837)        (38,932)
Net assets at beginning
   of year                  5,435,725  4,011,084     212,615      228,239         482,837         521,769
                          -------------------------------------------------------------------------------
Net assets at end of year $ 2,785,485  5,435,725          --      212,615              --         482,837
                          ===============================================================================
Changes in units
   (note 5):
   Units purchased            106,908     63,251         263          937             584              36
   Units redeemed            (126,590)   (43,705)    (17,825)      (6,318)        (33,670)         (9,111)
                          -------------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (19,682)    19,546     (17,562)      (5,381)        (33,086)         (9,075)
                          ===============================================================================

                 See accompanying notes to financial statements

                                         OPPENHEIMER VARIABLE ACCOUNT FUNDS
                          ----------------------------------------------------------------
                                               OPPENHEIMER BALANCED
                              OPPENHEIMER       FUND/VA -- SERVICE   OPPENHEIMER CAPITAL
                           BALANCED FUND/VA          SHARES          APPRECIATION FUND/VA
                          ----------------------------------------------------------------
                               YEAR ENDED            YEAR ENDED             YEAR ENDED
                              DECEMBER 31,          DECEMBER 31,           DECEMBER 31,
                          ----------------------------------------------------------------
                             2008      2007       2008        2007      2008        2007
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $  18,307    12,897     105,232      1,048    (5,137)     (9,948)
   Net realized gain
      (loss) on
      investments           (30,406)   16,432    (457,627)     7,281    14,914      78,185
   Change in
      unrealized
      appreciation
      (depreciation) on
      investments          (237,916)  (78,433) (3,614,996)  (291,926) (223,769)     45,149
   Capital gain
      distributions          33,973    68,878     347,848    280,463        --          --
                          ----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (216,042)   19,774  (3,619,543)    (3,134) (213,992)    113,386
                          ----------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums                 817       361   1,286,120  3,610,246       397         361
   Death benefits                --        --          --    (13,488)   (5,883)    (59,470)
   Surrenders               (47,045) (173,445)   (224,848)  (170,502) (176,282)   (363,585)
   Administrative
      expenses                 (367)     (440)    (10,528)    (2,675)     (475)     (1,000)
   Transfers between
      subaccounts
      (including fixed
      account), net        (224,997)  (40,108)    656,904    140,690   (28,791)    (73,926)
                          ----------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions      (271,592) (213,632)  1,707,648  3,564,271  (211,034)   (497,620)
                          ----------------------------------------------------------------
Increase (decrease) in
   net assets              (487,634) (193,858) (1,911,895) 3,561,137  (425,026)   (384,234)
Net assets at
   beginning of year        742,086   935,944   6,923,369  3,362,232   641,096   1,025,330
                          ----------------------------------------------------------------
Net assets at end of
   year                   $ 254,452   742,086   5,011,474  6,923,369   216,070     641,096
                          ================================================================
Changes in units (note
   5):
   Units purchased            1,564     3,372     457,011    478,410     1,835       1,310
   Units redeemed           (19,723)  (17,086)   (240,098)  (159,918)  (17,641)    (35,249)
                          ----------------------------------------------------------------
   Net increase
      (decrease) in
      units from capital
      transactions with
      contract owners       (18,159)  (13,714)    216,913    318,492   (15,806)    (33,939)
                          ================================================================

                 See accompanying notes to financial statements

                                     OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          --------------------------------------------------------------------
                            OPPENHEIMER CAPITAL
                               APPRECIATION                               OPPENHEIMER GLOBAL
                                FUND/VA --          OPPENHEIMER CORE     SECURITIES FUND/VA --
                              SERVICE SHARES          BOND FUND/VA          SERVICE SHARES
                          --------------------------------------------------------------------
                                YEAR ENDED             YEAR ENDED             YEAR ENDED
                               DECEMBER 31,           DECEMBER 31,            DECEMBER 31,
                          --------------------------------------------------------------------
                             2008        2007        2008       2007       2008        2007
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $   (64,493)   (86,048)    27,986     51,025     (14,881)     (9,657)
   Net realized gain
      (loss) on
      investments              61,730    184,697    (59,063)    (7,188)   (366,407)    255,036
   Change in
      unrealized
      appreciation
      (depreciation) on
      investments          (2,327,029)   498,567   (283,038)    (9,576) (4,045,316)   (274,785)
   Capital gain
      distributions                --         --         --         --     554,465     431,655
                          --------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (2,329,792)   597,216   (314,115)    34,261  (3,872,139)    402,249
                          --------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               173,801    344,468         --         --   1,066,713   1,470,129
   Death benefits                  --         --         --    (28,232)    (10,241)         --
   Surrenders                (263,613)  (237,942)  (224,932)  (443,453)   (566,404)   (605,255)
   Administrative
      expenses                 (3,699)    (3,720)      (443)      (872)    (13,616)     (8,725)
   Transfers between
      subaccounts
      (including fixed
      account), net          (285,771)  (671,741)   (23,429)    55,555   2,219,184     701,015
                          --------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         capital
         transactions        (379,282)  (568,935)  (248,804)  (417,002)  2,695,636   1,557,164
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets              (2,709,074)    28,281   (562,919)  (382,741) (1,176,503)  1,959,413
Net assets at beginning
   of year                  5,279,318  5,251,037  1,008,031  1,390,772  10,803,205   8,843,792
                          --------------------------------------------------------------------
Net assets at end of year $ 2,570,244  5,279,318    445,112  1,008,031   9,626,702  10,803,205
                          ====================================================================
Changes in units (note
   5):
   Units purchased            130,712    124,766     12,181      6,065     945,140     176,978
   Units redeemed            (153,172)  (167,490)   (31,260)   (36,279)   (370,002)    (80,152)
                          --------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners         (22,460)   (42,724)   (19,079)   (30,214)    575,138      96,826
                          ====================================================================

                 See accompanying notes to financial statements

                                       OPPENHEIMER VARIABLE ACCOUNT FUNDS (CONTINUED)
                          ------------------------------------------------------------------
                                                                          OPPENHEIMER MAIN
                                                  OPPENHEIMER MAIN        STREET SMALL CAP
                            OPPENHEIMER HIGH      STREET FUND/VA --      FUND/VA -- SERVICE
                             INCOME FUND/VA        SERVICE SHARES              SHARES
                          ------------------------------------------------------------------
                               YEAR ENDED            YEAR ENDED              YEAR ENDED
                              DECEMBER 31,           DECEMBER 31,           DECEMBER 31,
                          ------------------------------------------------------------------
                             2008      2007       2008        2007        2008        2007
                          ------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $  10,138    28,488      40,413     (97,060)    (74,773)   (92,842)
   Net realized gain
      (loss) on
      investments           (16,123)   (7,686)   (271,746)    750,995  (1,982,006)   201,944
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (151,744)  (20,474) (3,112,991)   (312,156) (2,549,518)  (604,633)
   Capital gain
      distributions              --        --     413,156          --     402,836    184,660
                          ------------------------------------------------------------------
      Increase
         (decrease) in
         net assets from
         operations        (157,729)      328  (2,931,168)    341,779  (4,203,461)  (310,871)
                          ------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums                 999     2,750   1,070,171   2,651,174   3,021,718  2,130,046
   Death benefits                --        --    (173,634)    (11,242)    (47,113)  (164,572)
   Surrenders               (18,198) (278,460)   (795,756)   (940,711)   (377,765)  (408,953)
   Administrative
      expenses                 (146)     (236)    (15,673)     (7,147)    (13,831)    (4,342)
   Transfers between
      subaccounts
      (including fixed
      account), net           3,527     5,809   7,039,468  (4,728,944) (2,393,838) 1,821,875
                          ------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (13,818) (270,137)  7,124,576  (3,036,870)    189,171  3,374,054
                          ------------------------------------------------------------------
Increase (decrease) in
   net assets              (171,547) (269,809)  4,193,408  (2,695,091) (4,014,290) 3,063,183
Net assets at beginning
   of year                  215,130   484,939   9,578,867  12,273,958   8,791,840  5,728,657
                          ------------------------------------------------------------------
Net assets at end of year $  43,583   215,130  13,772,275   9,578,867   4,777,550  8,791,840
                          ==================================================================
Changes in units (note
   5):
   Units purchased            2,289     1,467   2,015,888     654,002   1,331,537    444,498
   Units redeemed            (2,916)  (22,393)   (711,028)   (914,948) (1,375,663)  (143,347)
                          ------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          (627)  (20,926)  1,304,860    (260,946)    (44,126)   301,151
                          ==================================================================

                 See accompanying notes to financial statements

                            OPPENHEIMER VARIABLE ACCOUNT FUNDS       PIMCO VARIABLE
                                        (CONTINUED)                  INSURANCE TRUST
                          --------------------------------------  --------------------
                                                                    PIMCO ALL ASSET
                                                  OPPENHEIMER        PORTFOLIO --
                           OPPENHEIMER MIDCAP  MIDCAP FUND/VA --     ADVISOR CLASS
                                FUND/VA          SERVICE SHARES         SHARES
                          ------------------------------------------------------------
                               YEAR ENDED          YEAR ENDED          YEAR ENDED
                              DECEMBER 31,        DECEMBER 31,        DECEMBER 31,
                          ------------------------------------------------------------
                             2008      2007      2008      2007      2008       2007
                          ------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment
      income (expense)    $  (4,715)   (7,951)   (3,884)  (5,157)    49,965     72,118
   Net realized gain
      (loss) on
      investments           (29,684)  (50,041)      158    7,575    (77,271)        40
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (175,824)   88,914  (151,766)  11,034   (211,371)    (5,330)
   Capital gain
      distributions              --        --        --       --      2,356         --
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (210,223)   30,922  (155,492)  13,452   (236,321)    66,828
                          ------------------------------------------------------------
From capital
   transactions (note 4):
   Net premiums              12,308    10,877    15,838    3,186     45,269     88,191
   Death benefits                --   (14,377)   (2,639)      --         --         --
   Surrenders               (70,098) (150,843)   (8,337) (27,486)   (15,806)    (7,919)
   Administrative
      expenses                 (459)     (613)     (194)    (272)      (467)      (285)
   Transfers between
      subaccounts
      (including fixed
      account), net          (6,444)   (3,989)  (10,047)  11,181   (208,705)   297,685
                          ------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions       (64,693) (158,945)   (5,379) (13,391)  (179,709)   377,672
                          ------------------------------------------------------------
Increase (decrease) in
   net assets              (274,916) (128,023) (160,871)      61   (416,030)   444,500
Net assets at beginning
   of year                  479,213   607,236   315,703  315,642  1,290,528    846,028
                          ------------------------------------------------------------
Net assets at end of year $ 204,297   479,213   154,832  315,703    874,498  1,290,528
                          ============================================================
Changes in units (note
   5):
   Units purchased            1,243     4,831     1,864    2,537     32,918     39,394
   Units redeemed            (6,819)  (16,956)   (2,221)  (3,368)   (53,079)    (5,379)
                          ------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (5,576)  (12,125)     (357)    (831)   (20,161)    34,015
                          ============================================================

                 See accompanying notes to financial statements

                                       PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                          -------------------------------------------------------------------
                          PIMCO FOREIGN BOND
                            PORTFOLIO (U.S.         PIMCO HIGH          PIMCO LONG-TERM U.S.
                           DOLLAR-HEDGED) --    YIELD PORTFOLIO --    GOVERNMENT PORTFOLIO --
                            ADMINISTRATIVE        ADMINISTRATIVE          ADMINISTRATIVE
                             CLASS SHARES          CLASS SHARES            CLASS SHARES
                          -------------------------------------------------------------------
                              YEAR ENDED            YEAR ENDED              YEAR ENDED
                             DECEMBER 31,          DECEMBER 31,            DECEMBER 31,
                          -------------------------------------------------------------------
                            2008      2007       2008        2007        2008        2007
                          -------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $  1,732    2,513      337,350     348,565     520,487     293,975
   Net realized gain
      (loss) on
      investments           (1,116)     (67)    (343,538)    (70,084)    158,012     (88,485)
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (5,619)     352   (1,246,784)   (229,819)  1,524,526     674,799
   Capital gain
      distributions             --       --       21,186          --      96,028          --
                          ------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (5,003)   2,798   (1,231,786)     48,662   2,299,053     880,289
                          ------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              3,903       --      535,725   1,068,134   4,145,603   3,145,773
   Death benefits               --       --      (28,182)     (1,799)    (40,691)    (59,986)
   Surrenders              (15,224)  (6,693)    (455,387)   (431,871) (2,654,009)   (955,289)
   Administrative
      expenses                 (33)     (21)      (5,548)     (2,975)    (29,438)     (5,276)
   Transfers between
      subaccounts
      (including fixed
      account), net        (25,849)   6,264    2,127,215  (1,915,408)  2,821,365     210,230
                          ------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (37,203)    (450)   2,173,823  (1,283,919)  4,242,830   2,335,452
                          ------------------------------------------------------------------
Increase (decrease) in
   net assets              (42,206)   2,348      942,037  (1,235,257)  6,541,883   3,215,741
Net assets at beginning
   of year                 142,251  139,903    5,506,051   6,741,308  12,167,759   8,952,018
                          ------------------------------------------------------------------
Net assets at end of year $100,045  142,251    6,448,088   5,506,051  18,709,642  12,167,759
                          ==================================================================
Changes in units
   (note 5):
   Units purchased             514    1,485      593,625     303,063   1,881,321     548,171
   Units redeemed           (3,685)  (1,502)    (283,170)   (418,751) (1,608,894)   (331,244)
                          ------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners       (3,171)     (17)     310,455    (115,688)    272,427     216,927
                          ==================================================================

                 See accompanying notes to financial statements

                                                                             THE PRUDENTIAL SERIES
                             PIMCO VARIABLE INSURANCE TRUST (CONTINUED)               FUND
                          ------------------------------------------------  -----------------------
                                  PIMCO LOW               PIMCO TOTAL
                            DURATION PORTFOLIO --     RETURN PORTFOLIO --     JENNISON 20/20 FOCUS
                               ADMINISTRATIVE           ADMINISTRATIVE            PORTFOLIO --
                                CLASS SHARES             CLASS SHARES           CLASS II SHARES
                          -------------------------------------------------------------------------
                                 YEAR ENDED               YEAR ENDED               YEAR ENDED
                                DECEMBER 31,             DECEMBER 31,             DECEMBER 31,
                          -------------------------------------------------------------------------
                              2008         2007        2008        2007        2008         2007
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $    894,123     248,585   1,275,287     909,538     283,189      346,244
   Net realized gain
      (loss) on
      investments             (958,452)     59,298     128,645    (110,158) (3,300,452)     147,204
   Change in unrealized
      appreciation
      (depreciation) on
      investments           (1,523,887)    427,143    (703,836)  1,058,116    (310,818)    (337,033)
   Capital gain
      distributions            267,841          --     262,510          --          --           --
                          -------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations    (1,320,375)    735,026     962,606   1,857,496  (3,328,081)     156,415
                          -------------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums             24,243,538  12,898,075   6,840,782   6,331,326   3,713,733    4,088,364
   Death benefits              (66,873)         --    (105,261)   (172,692)     (8,590)          --
   Surrenders               (1,253,022)   (327,506) (2,937,051) (1,914,383)   (202,375)    (133,594)
   Administrative
      expenses                 (90,651)     (3,697)    (47,769)    (20,591)    (11,479)      (1,341)
   Transfers between
      subaccounts
      (including fixed
      account), net        (20,669,557) 11,271,606   1,545,133  (5,224,875) (3,856,624)  (2,060,243)
                          -------------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions        2,163,435  23,838,478   5,295,834  (1,001,215)   (365,335)   1,893,186
                          -------------------------------------------------------------------------
Increase (decrease) in
   net assets                  843,060  24,573,504   6,258,440     856,281  (3,693,416)   2,049,601
Net assets at beginning
   of year                  25,886,398   1,312,894  27,934,750  27,078,469   4,708,528    2,658,927
                          -------------------------------------------------------------------------
Net assets at end of year $ 26,729,458  25,886,398  34,193,190  27,934,750   1,015,112    4,708,528
                          =========================================================================
Changes in units
   (note 5):
   Units purchased           7,844,387   3,010,368   2,192,781   1,407,496   1,149,781      623,759
   Units redeemed           (7,657,144)   (719,605) (1,696,929) (1,498,292) (1,403,606)    (484,736)
                          -------------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          187,243   2,290,763     495,852     (90,796)   (253,825)     139,023
                          =========================================================================

                 See accompanying notes to financial statements

                           THE PRUDENTIAL SERIES FUND (CONTINUED)  RYDEX VARIABLE TRUST
                          ---------------------------------------  --------------------
                              JENNISON        NATURAL RESOURCES
                            PORTFOLIO --         PORTFOLIO --
                           CLASS II SHARES     CLASS II SHARES     NASDAQ - 100(R) FUND
                          -------------------------------------------------------------
                             YEAR ENDED           YEAR ENDED            YEAR ENDED
                            DECEMBER 31,         DECEMBER 31,          DECEMBER 31,
                          -------------------------------------------------------------
                            2008     2007      2008        2007       2008       2007
                          -------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $ (1,224) (1,505)    379,626    463,300    (12,465)   (16,275)
   Net realized gain
      (loss) on
      investments              797     633    (700,227)   150,732      2,733     21,487
   Change in unrealized
      appreciation
      (depreciation) on
      investments          (37,192)  9,678  (2,187,467)   119,769   (440,816)   148,905
   Capital gain
      distributions             --      --          --         --         --         --
                          -------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations   (37,619)  8,806  (2,508,068)   733,801   (450,548)   154,117
                          -------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums              2,462     300   1,567,817    937,939         --     20,193
   Death benefits               --      --        (381)        --         77         --
   Surrenders               (1,337) (1,104)   (103,574)   (50,464)   (30,290)   (12,041)
   Administrative
      expenses                (155)   (165)     (7,314)    (1,491)      (132)      (112)
   Transfers between
      subaccounts
      (including fixed
      account), net           (451)   (346)    552,357    432,855     (8,555)   (44,484)
                          -------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions          519  (1,315)  2,008,905  1,318,839    (38,900)   (36,444)
                          -------------------------------------------------------------
Increase (decrease) in
   net assets              (37,100)  7,491    (499,163) 2,052,640   (489,448)   117,673
Net assets at beginning
   of year                  97,763  90,272   3,101,030  1,048,390  1,068,690    951,017
                          -------------------------------------------------------------
Net assets at end of year $ 60,663  97,763   2,601,867  3,101,030    579,242  1,068,690
                          =============================================================
Changes in units
   (note 5):
   Units purchased             474      65     496,272    148,324      2,130      3,537
   Units redeemed             (401)   (151)   (289,507)   (63,032)    (7,561)    (6,213)
                          -------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners           73     (86)    206,765     85,292     (5,431)    (2,676)
                          =============================================================

                 See accompanying notes to financial statements

                                 THE UNIVERSAL
                           INSTITUTIONAL FUNDS, INC.      VAN KAMPEN LIFE INVESTMENT TRUST
                          --------------------------  ----------------------------------------
                                  EQUITY AND            CAPTIAL GROWTH
                              INCOME PORTFOLIO --        PORTFOLIO --    COMSTOCK PORTFOLIO --
                                CLASS II SHARES        CLASS II SHARES      CLASS II SHARES
                          --------------------------------------------------------------------
                                         PERIOD FROM
                           YEAR ENDED      MAY 1 TO       YEAR ENDED           YEAR ENDED
                          DECEMBER 31,  DECEMBER 31,     DECEMBER 31,         DECEMBER 31,
                          --------------------------------------------------------------------
                              2008          2007        2008      2007      2008        2007
                          --------------------------------------------------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)            $   11,457       (5,310)     (6,043)  (7,060)     74,547    (22,237)
   Net realized gain
      (loss) on
      investments             (30,477)        (343)     (9,613)  12,025  (3,666,586)   109,477
   Change in unrealized
      appreciation
      (depreciation) on
      investments            (318,621)     (12,503)   (253,241)  56,169  (1,366,649)  (600,441)
   Capital gain
      distributions            28,638          914          --       --     423,761    110,575
                           -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from operations     (309,003)     (17,242)   (268,897)  61,134  (4,534,927)  (402,626)
                           -------------------------------------------------------------------
From capital transactions
   (note 4):
   Net premiums               306,992      899,224      10,191    1,205   4,312,930  3,188,239
   Death benefits                  --           --         379       --     (10,130)   (74,235)
   Surrenders                  (9,850)      (1,393)    (56,408) (29,212)   (340,017)  (271,926)
   Administrative
      expenses                 (2,114)          --        (221)    (239)    (17,178)    (4,121)
   Transfers between
      subaccounts
      (including fixed
      account), net            97,802       61,886      31,397  220,778  (5,537,795) 1,498,281
                           -------------------------------------------------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions         392,830      959,717     (14,662) 192,532  (1,592,190) 4,336,238
                           -------------------------------------------------------------------
Increase (decrease) in
   net assets                  83,827      942,475    (283,559) 253,666  (6,127,117) 3,933,612
   Net assets at
      beginning of year       942,475           --     557,747  304,081   8,914,713  4,981,101
                           -------------------------------------------------------------------
   Net assets at end of
      year                 $1,026,302      942,475     274,188  557,747   2,787,596  8,914,713
                           ===================================================================
Changes in units
   (note 5):
   Units purchased             69,470      119,083      10,207   39,191   1,529,621    572,155
   Units redeemed             (27,252)     (21,984)    (10,990) (20,506) (1,931,968)  (197,125)
                           -------------------------------------------------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners          42,218       97,099        (783)  18,685    (402,347)   375,030
                           ===================================================================

                 See accompanying notes to financial statements

                              XTF ADVISORS TRUST
                          --------------------------
                              ETF 60 PORTFOLIO --
                                CLASS II SHARES
                          --------------------------
                           PERIOD FROM   PERIOD FROM
                          JANUARY 1 TO    MAY 1 TO
                            JUNE 20,    DECEMBER 31,
                          --------------------------
                              2008          2007
                          --------------------------
Increase (decrease) in
   net assets
From operations:
   Net investment income
      (expense)           $     8,165       (8,702)
   Net realized gain
      (loss) on
      investments             (54,085)        (715)
   Change in unrealized
      appreciation
      (depreciation) on
      investments              23,130      (23,130)
   Capital gain
      distributions                --           --
                          ------------------------
      Increase (decrease)
         in net assets
         from operations      (22,790)     (32,547)
                          ------------------------
From capital transactions
   (note 4):
   Net premiums               416,301    1,395,814
   Death benefits                  --           --
   Surrenders                 (11,859)      (4,962)
   Administrative
      expenses                   (401)          --
   Transfers between
      subaccounts
      (including fixed
      account), net        (1,739,967)         411
                          ------------------------
      Increase (decrease)
         in net assets
         from capital
         transactions      (1,335,926)   1,391,263
                          ------------------------
Increase (decrease) in
   net assets              (1,358,716)   1,358,716

Net assets at beginning
   of year                  1,358,716           --
                          ------------------------
Net assets at end of year $        --    1,358,716
                          ========================
Changes in units
   (note 5):
   Units purchased             91,066      150,319
   Units redeemed            (229,482)     (11,903)
                          ------------------------
   Net increase
      (decrease) in units
      from capital
      transactions with
      contract owners        (138,416)     138,416
                          ========================

                 See accompanying notes to financial statements

                 GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

                          Notes to Financial Statements

                                December 31, 2008

(1) DESCRIPTION OF ENTITY

     Genworth Life of New York VA Separate Account 1 ("Separate Account") is a separate investment account established on April 1, 1996 by Genworth Life Insurance Company of New York ("GLICNY"), pursuant to the laws of the State of New York. The Separate Account has subaccounts that currently invest in open-ended mutual funds ("Portfolios"). Such Portfolios are not sold directly to the general public. They are sold to GLICNY, and the Portfolios may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies, including affiliated insurance companies of GLICNY. In addition, the Portfolios may be sold to retirement plans. GLICNY uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by GLICNY, as well as other purposes permitted by law.

     Currently there are multiple subaccounts of the Separate Account available under each contract. Each subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund).

     The assets of the Separate Account belong to GLICNY. However, GLICNY does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business that GLICNY may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for GLICNY's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business GLICNY may conduct. Guarantees made under the contracts, including any rider options, are based on the claims paying ability of GLICNY to the extent that the amount of the guarantee exceeds the assets available in the Separate Account.

     The Separate Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for amounts allocated by contract owners to the Separate Account.

     Effective September 8, 2008, the following Portfolios were added to the Separate Account:

     Genworth Variable Insurance Trust -- Genworth Calamos Growth Fund

     Genworth Variable Insurance Trust -- Genworth Columbia Mid Cap Value Fund

     Genworth Variable Insurance Trust -- Genworth Davis NY Venture Fund

     Genworth Variable Insurance Trust -- Genworth Eaton Vance Large Cap Value Fund

     Genworth Variable Insurance Trust -- Genworth Legg Mason Partners Aggressive Growth Fund

     Genworth Variable Insurance Trust -- Genwoth PIMCO StockPLUS Fund

     Genworth Variable Insurance Trust -- Genworth Putnam International Capital Opportunities Fund

     Genworth Variable Insurance Trust -- Genworth Thornburg International Value Fund

     Genworth Variable Insurance Trust -- Genworth Western Asset Management Core Plus Fixed Income Fund

     The following Portfolios are not available as investment options for contracts issued on or after September 8, 2008:

     AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II shares

     BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Growth V.I. Fund -- Class III

     GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares

     GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares

     GE Investments Funds, Inc. -- Premier Growth Equity Fund -- Class 1 Shares

     GE Investments Funds, Inc. -- S&P 500(R) Index Fund

     Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II

     Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio -- Class I

     MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust Series -- Service Class Shares

     Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares

     Rydex Variable Trust -- NASDAQ - 100(R) Fund

     XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares was added to the Separate Account effective May 1, 2007. On March 18, 2008, the Board of Trustees for the XTF Advisors Trust voted to liquidate the ETF 60 Portfolio -- Class II Shares due to its relatively small asset size and insufficient evidence of future asset growth opportunities. Final liquidation of the XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares occurred on June 20, 2008.

     On August 22, 2008, the Board of Trustees of the Old Mutual Insurance Series Fund voted to liquidate the Old Mutual Growth II Portfolio and the Old Mutual Large Cap Growth Portfolio primarily due to each Portfolio's small asset size, high operating costs and lack of economies of scale. Final liquidation of the Old Mutual Insurance Series Fund -- Old Mutual Growth II Portfolio and Old Mutual Large Cap Growth Portfolio occurred on December 12, 2008.

     On April 28, 2007, the Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental Value Portfolio -- Class I shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class I shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class I shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable Total Return Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds. The Legg Mason Partners Variable Portfolios II, Inc. -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II shares merged into the Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II shares and the values presented in the Statement of Changes in Net Assets for the year ended December 31, 2007 are reflective of the combined values from both funds.

     The following Portfolios are not available to contracts issued or on after May 1, 2007:

     Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Capital and Income Portfolio -- Class II

     Van Kampen Life Investment Trust -- Capital Growth Portfolio -- Class II Shares (formerly, Strategic Growth Portfolio).

     AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B and Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares were added to the Separate Account effective August 27, 2007.

     Fidelity(R) Variable Insurance Products Fund -- VIP Investment Grade Bond Portfolio -- Service Class 2, The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares and XTF Advisors Trust -- ETF 60 Portfolio -- Class II Shares were added to the Separate Account effective May 1, 2007.

     The following Portfolios are not available to contracts issued on or after May 1, 2006:

     Fidelity(R) Variable Insurance Products Fund -- VIP Asset Manager(SM) Portfolio -- Service Class 2

     Goldman Sachs Variable Insurance Trust -- Goldman Sachs Mid Cap Value Fund

     J.P. Morgan Series Trust II -- JPMorgan Bond Portfolio

     J.P. Morgan Series Trust II -- JPMorgan International Equity Portfolio

     J.P. Morgan Series Trust II -- JPMorgan Mid Cap Value Portfolio

     J.P. Morgan Series Trust II -- JPMorgan Small Company Portfolio

     J.P. Morgan Series Trust II -- JPMorgan U.S. Large Cap Core Equity
     Portfolio

     MFS(R) Variable Insurance Trust -- MFS(R) New Discovery Series -- Service Class Shares

     The following Portfolios are not available to contracts issued on or after May 1, 2003:

     Dreyfus -- The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares

     Janus Aspen Series -- Global Life Sciences Portfolio -- Service Shares

     Janus Aspen Series -- Global Technology Portfolio -- Service Shares

     Janus Aspen Series -- Large Cap Growth Portfolio -- Service Shares

     Janus Aspen Series -- Mid Cap Growth Portfolio -- Service Shares

     Janus Aspen Series -- Worldwide Growth Portfolio -- Service Shares

     PIMCO Variable Insurance Trust -- PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares

     All designated Portfolios listed above are series type mutual funds.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) BASIS OF PRESENTATION

     These financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates. Certain prior year amounts have been reclassified to the current year presentation.

     (b) INVESTMENTS

     SFAS 157, FAIR VALUE MEASUREMENTS, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account, generally, uses a market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

     VALUATION INPUTS: Various inputs are used to determine the value of the fund's investments. These inputs are summarized in the three broad levels listed below:

     -    LEVEL 1 - quoted prices in active markets for identical securities

     - LEVEL 2 - observable inputs other than Level 1 quote prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risk)

     -    LEVEL 3 - unobservable inputs

     The investments of the Separate Account are measured at fair value on a recurring basis. All the investments are categorized as Level 1 as of December 31, 2008.

     The Separate Account does not have any assets or liabilities reported at fair value on a non-recurring basis required to be disclosed under SFAS 157.

     Purchases and redemptions of investments are recorded on the Valuation Day (as defined in the definition section of the prospectus) the request for purchase or redemption is received while income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period.

     (C) UNIT CLASSES

     There are several unit classes of subaccounts based on the annuity contract through which the subaccount are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4(a) below. Form numbers NY1066 and NY1162 are no longer available for sale, although additional purchase payments may still be accepted under the terms of the contract.

     (D) FEDERAL INCOME TAXES

     The operations of the Separate Account are a part of, and taxed with, the operations of GLICNY. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. GLICNY is taxed as a life insurance company under the Code.

     (E) PAYMENTS DURING ANNUITIZATION

     Net assets allocated to the contracts in variable payout annuitization (variable income payments for the life of the annuitant) are computed in accordance to the mortality tables in effect at the time of contract issue. The assumed interest rate is an effective annual rate of 3%. The mortality risk is fully borne by GLICNY and may result in amounts transferred from the GLICNY's General Account to the Separate Account should annuitants live longer than assumed. GLICNY may transfer amounts from the Separate Account to its General Account should the contracts experience higher mortality than assumed.

     (3) PURCHASES AND SALES OF INVESTMENTS

     The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2008 were:

                                                                            COST OF      PROCEEDS
                                                                             SHARES        FROM
FUND/PORTFOLIO                                                              ACQUIRED    SHARES SOLD
-----------------------------------------------------------------------   -----------   -----------
AIM Variable Insurance Funds
   AIM V.I. Basic Value Fund -- Series II shares                          $   593,145   $   383,495
   AIM V.I. Capital Appreciation Fund -- Series I shares                       59,112       251,602
   AIM V.I. Core Equity Fund -- Series I shares                               107,080       220,323
   AIM V.I. Global Real Estate Fund -- Series II shares                     1,227,680     1,018,867
   AIM V.I. International Growth Fund -- Series II shares                  17,240,558    13,833,832
   AIM V.I. Large Cap Growth Fund -- Series I shares                          106,948        89,723
The Alger American Fund
   Alger American LargeCap Growth Portfolio -- Class O Shares                     913       165,207
   Alger American SmallCap Growth Portfolio -- Class O Shares                  15,635       161,083
AllianceBernstein Variable Products Series Fund, Inc.
   AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B          7,374,152     2,920,351
   AllianceBernstein Global Technology Portfolio -- Class B                   100,648       242,427

                                                                            COST OF      PROCEEDS
                                                                             SHARES        FROM
FUND/PORTFOLIO                                                              ACQUIRED    SHARES SOLD
-----------------------------------------------------------------------   -----------   -----------
   AllianceBernstein Growth and Income Portfolio -- Class B               $ 3,697,498   $ 2,891,804
   AllianceBernstein International Value Portfolio -- Class B              44,663,461    36,109,325
   AllianceBernstein Large Cap Growth Portfolio -- Class B                    286,077       551,618
   AllianceBernstein Small Cap Growth Portfolio -- Class B                    110,981        43,996
American Century Variable Portfolios, Inc.
   VP Income & Growth Fund -- Class I                                         476,974       404,982
   VP International Fund -- Class I                                         9,516,175     8,916,711
   VP Ultra(R) Fund -- Class I                                                252,114       347,745
   VP Value Fund -- Class I                                                   683,588       798,469
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II                                17,777,088     5,515,757
BlackRock Variable Series Funds, Inc.
   BlackRock Basic Value V.I. Fund -- Class III                               312,500       224,014
   BlackRock Global Allocation V.I. Fund -- Class III                      63,867,711    26,027,019
   BlackRock Large Cap Growth V.I. Fund -- Class III                          125,149        23,611
   BlackRock Value Opportunities V.I. Fund -- Class III                       279,475       278,578
Columbia Funds Variable Insurance Trust I
   Columbia Marsico Growth Fund, Variable Series -- Class A                 1,615,560     1,265,818
   Columbia Marsico International Opportunities Fund, Variable
      Series -- Class B                                                    21,919,269    16,248,422
Dreyfus
   The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares        21,116        33,097
Dreyfus Investment Portfolios
   MidCap Stock Portfolio -- Initial Shares                                   142,233       115,377
Dreyfus Variable Investment Fund
   Money Market Portfolio                                                   6,181,287     4,413,024
DWS Variable Series II
   DWS Dreman High Return Equity VIP -- Class B Shares                        301,686       293,154
   DWS Dreman Small Mid Cap Value VIP -- Class B Shares                       640,440       487,905
   DWS Technology VIP -- Class B Shares                                        31,770        36,963
Eaton Vance Variable Trust
   VT Floating-Rate Income Fund                                            16,918,709    17,263,922
   VT Worldwide Health Sciences Fund                                          568,593     1,169,184
Evergreen Variable Annuity Trust
   Evergreen VA Omega Fund -- Class 2                                          31,883         1,753
Federated Insurance Series
   Federated American Leaders Fund II -- Primary Shares                        61,387        48,333
   Federated Capital Income Fund II                                            12,059        64,060
   Federated High Income Bond Fund II -- Primary Shares                        26,641       105,865
   Federated High Income Bond Fund II -- Service Shares                     1,660,334     3,922,558
   Federated Kaufmann Fund II -- Service Shares                             4,522,944     1,858,111
Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager(SM) Portfolio -- Initial Class                            30,905       101,447
   VIP Asset Manager(SM) Portfolio -- Service Class 2                         548,919       371,662
   VIP Balanced Portfolio -- Service Class 2                               10,736,439     3,533,712
   VIP Contrafund(R) Portfolio -- Initial Class                               179,037       577,342
   VIP Contrafund(R) Portfolio -- Service Class 2                          23,976,869    26,739,752
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2               33,864        48,445

                                                                            COST OF      PROCEEDS
                                                                             SHARES        FROM
FUND/PORTFOLIO                                                              ACQUIRED    SHARES SOLD
-----------------------------------------------------------------------   -----------   -----------
   VIP Equity-Income Portfolio -- Initial Class                           $    42,486   $   168,013
   VIP Equity-Income Portfolio -- Service Class 2                          15,189,840    16,200,351
   VIP Growth & Income Portfolio -- Initial Class                              61,306       207,205
   VIP Growth & Income Portfolio -- Service Class 2                           564,909     1,236,483
   VIP Growth Opportunities Portfolio -- Initial Class                         14,982        69,418
   VIP Growth Portfolio -- Initial Class                                       25,568       237,665
   VIP Growth Portfolio -- Service Class 2                                    591,362       461,771
   VIP Investment Grade Bond Portfolio -- Service Class 2                  10,926,924    13,483,298
   VIP Mid Cap Portfolio -- Service Class 2                                 9,201,798    11,405,702
   VIP Overseas Portfolio -- Initial Class                                     82,170       251,814
   VIP Value Strategies Portfolio -- Service Class 2                          119,790        89,275
Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares                       78,802,452    45,151,603
   Franklin Large Cap Growth Securities Fund -- Class 2 Shares                833,054       841,900
   Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2
      Shares                                                               19,841,177     6,106,554
   Mutual Shares Securities Fund -- Class 2 Shares                         13,026,383     6,512,030
   Templeton Foreign Securities Fund -- Class 1 Shares                         10,948        25,054
   Templeton Foreign Securities Fund -- Class 2 Shares                     11,039,621    10,613,112
   Templeton Global Asset Allocation Fund -- Class 2 Shares                   201,558       170,754
   Templeton Global Income Securities Fund -- Class 1 Shares                    8,423        50,633
   Templeton Growth Securities Fund -- Class 2 Shares                       2,116,853       898,828
GE Investments Funds, Inc.
   Core Value Equity Fund -- Class 1 Shares                                   174,633       386,131
   Income Fund -- Class 1 Shares                                            1,520,687     2,238,353
   International Equity Fund -- Class 1 Shares                                161,887        93,498
   Mid-Cap Equity Fund -- Class 1 Shares                                    5,608,702     7,390,457
   Money Market Fund                                                       61,138,743    41,894,066
   Premier Growth Equity Fund -- Class 1 Shares                               109,038       461,493
   Real Estate Securities Fund -- Class 1 Shares                            3,275,529     2,282,492
   S&P 500(R) Index Fund                                                   11,125,056    25,038,986
   Small-Cap Equity Fund -- Class 1 Shares                                    648,493     2,428,012
   Total Return Fund -- Class 1 Shares                                      4,590,345    10,911,885
   Total Return Fund -- Class 3 Shares                                     85,925,648    47,534,130
   U.S. Equity Fund -- Class 1 Shares                                         305,318       497,824
Genworth Variable Insurance Trust
   Genworth Calamos Growth Fund                                                 8,433           115
   Genworth Columbia Mid Cap Value Fund                                     2,990,084       439,882
   Genworth Davis NY Venture Fund                                             250,421           750
   Genworth Eaton Vance Large Cap Value Fund                                7,841,950     1,281,558
   Genworth Legg Mason Partners Aggressive Growth Fund                      9,112,192     1,689,908
   Genworth PIMCO StockPLUS Fund                                           13,247,789     2,017,440
   Genworth Putnam International Capital Opportunities Fund                 3,260,791       598,523
   Genworth Thornburg International Value Fund                              2,938,093       592,473
   Genworth Western Asset Management Core Plus Fixed Income Fund            7,766,812     1,550,485
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Growth and Income Fund                                         4,014        70,019
   Goldman Sachs Mid Cap Value Fund                                           392,789       833,785

                                                                            COST OF      PROCEEDS
                                                                             SHARES        FROM
FUND/PORTFOLIO                                                              ACQUIRED    SHARES SOLD
-----------------------------------------------------------------------   -----------   -----------
J.P. Morgan Series Trust II
   JPMorgan Bond Portfolio                                                $   831,653   $ 1,089,133
   JPMorgan International Equity Portfolio                                    133,306       250,202
   JPMorgan Mid Cap Value Portfolio                                           497,709     1,139,493
   JPMorgan Small Company Portfolio                                            51,336        76,482
   JPMorgan U.S. Large Cap Core Equity Portfolio                                4,858        43,976
Janus Aspen Series
   Balanced Portfolio -- Institutional Shares                                 285,140       590,601
   Balanced Portfolio -- Service Shares                                     6,326,537     3,939,062
   Flexible Bond Portfolio -- Institutional Shares                             18,531        89,576
   Forty Portfolio -- Institutional Shares                                     22,843       700,698
   Forty Portfolio -- Service Shares                                       18,079,806    10,159,056
   Global Life Sciences Portfolio -- Service Shares                             2,612        23,992
   Global Technology Portfolio -- Service Shares                                2,342        31,984
   International Growth Portfolio -- Institutional Shares                     279,819       424,913
   International Growth Portfolio -- Service Shares                           199,874       130,489
   Large Cap Growth Portfolio -- Institutional Shares                          40,455       249,267
   Large Cap Growth Portfolio -- Service Shares                                23,277       136,378
   Mid Cap Growth Portfolio -- Institutional Shares                           139,374       482,555
   Mid Cap Growth Portfolio -- Service Shares                                  19,422        64,222
   Worldwide Growth Portfolio -- Institutional Shares                          38,339       254,099
   Worldwide Growth Portfolio -- Service Shares                                90,426       182,068
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Balanced Portfolio -- Class 1                      12,124        24,597
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1                  6,779,335     6,685,854
   JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1         2,992,224     2,558,474
   JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio --
      Class 1                                                                 422,696       155,068
   JPMorgan Insurance Trust Equity Index Portfolio -- Class 1               2,207,963     1,917,982
   JPMorgan Insurance Trust Government Bond Portfolio -- Class 1            6,025,959     6,414,773
   JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1            3,427,496     3,161,354
   JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1           2,648,244     2,674,892
Legg Mason Partners Variable Equity Trust
   Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II       228,579       336,092
   Legg Mason Partners Variable Capital and Income Portfolio -- Class I         2,642        24,418
   Legg Mason Partners Variable Capital and Income Portfolio --
      Class II                                                                 81,085        99,630
   Legg Mason Partners Variable Fundamental Value Portfolio -- Class I         68,200       141,171
   Legg Mason Partners Variable Investors Portfolio -- Class I                  2,501         8,444
Legg Mason Partners Variable Income Trust
   Legg Mason Partners Variable Strategic Bond Portfolio -- Class I            19,570        18,287
MFS(R) Variable Insurance Trust
   MFS(R) Investors Growth Stock Series -- Service Class Shares               294,108       799,167
   MFS(R) Investors Trust Series -- Service Class Shares                      396,740     1,599,466
   MFS(R) New Discovery Series -- Service Class Shares                        245,501       153,309
   MFS(R) Strategic Income Series -- Service Class Shares                     699,156       556,120
   MFS(R) Total Return Series -- Service Class Shares                       6,500,673     5,739,635
   MFS(R) Utilities Series -- Service Class Shares                          2,087,243     2,267,985

                                                                            COST OF      PROCEEDS
                                                                             SHARES        FROM
FUND/PORTFOLIO                                                              ACQUIRED    SHARES SOLD
-----------------------------------------------------------------------   -----------   -----------
Old Mutual Insurance Series Fund
   Old Mutual Growth II Portfolio                                         $     2,498   $   154,195
   Old Mutual Large Cap Growth Portfolio                                        8,007       351,800
Oppenheimer Variable Account Funds
   Oppenheimer Balanced Fund/VA                                                76,117       295,511
   Oppenheimer Balanced Fund/VA -- Service Shares                           4,437,044     2,259,228
   Oppenheimer Capital Appreciation Fund/VA                                    22,269       238,507
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares               1,494,596     1,938,230
   Oppenheimer Core Bond Fund/VA                                              180,057       400,975
   Oppenheimer Global Securities Fund/VA -- Service Shares                  7,159,032     3,921,222
   Oppenheimer High Income Fund/VA                                             22,330        26,033
   Oppenheimer Main Street Fund/VA -- Service Shares                       13,509,975     5,923,606
   Oppenheimer Main Street Small Cap Fund/VA -- Service Shares             12,439,290    11,900,289
   Oppenheimer MidCap Fund/VA                                                  14,629        84,068
   Oppenheimer MidCap Fund/VA -- Service Shares                                25,794        35,109
PIMCO Variable Insurance Trust
   PIMCO All Asset Portfolio -- Advisor Class Shares                          432,034       559,544
   PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative
      Class Shares                                                             10,037        45,349
   PIMCO High Yield Portfolio -- Administrative Class Shares                5,631,142     3,115,932
   PIMCO Long-Term U.S. Government Portfolio -- Administrative Class
      Shares                                                               25,168,711    20,323,340
   PIMCO Low Duration Portfolio -- Administrative Class Shares             83,906,525    80,560,177
   PIMCO Total Return Portfolio -- Administrative Class Shares             27,396,157    20,583,590
The Prudential Series Fund
   Jennison 20/20 Focus Portfolio -- Class II Shares                       12,104,329    12,163,004
   Jennison Portfolio -- Class II Shares                                        6,131         6,847
   Natural Resources Portfolio -- Class II Shares                           5,828,399     3,433,479
Rydex Variable Trust
   NASDAQ - 100(R) Fund                                                        19,242        70,706
The Universal Institutional Funds, Inc.
   Equity and Income Portfolio -- Class II Shares                             700,153       268,464
Van Kampen Life Investment Trust
   Captial Growth Portfolio -- Class II Shares                                 82,849       104,813
   Comstock Portfolio -- Class II Shares                                   14,367,977    15,421,860
XTF Advisors Trust
   ETF 60 Portfolio -- Class II Shares                                        884,526     2,212,503

(4) RELATED PARTY TRANSACTIONS

     (A) GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

     Net purchase payments (premiums) transferred from GLICNY to the Separate Account represent gross purchase payments (premiums) recorded by GLICNY on its flexible variable deferred and immediate annuity contracts, less deductions for any applicable premium taxes.

     Some contracts permit contract owners to elect to allocate assets to a Guarantee Account that is part of the General Account of GLICNY. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the subaccounts of the Separate Account and in certain instances transfer amounts from the subaccounts of the Separate Account to the Guarantee Account.

     Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that GLICNY assumes, as well as any additional benefits provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net asset value. Footnote (6) demonstrates the total charge percentage by unit in a range. The unit class may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis. The following table discloses the range of charges assessed under the contracts.

MORTALITY AND EXPENSE RISK CHARGE                             1.00% - 1.55% of the daily value of the assets invested
                                                              in each Portfolio (fund).
This charge is assessed through a reduction in unit values.

ADMINISTRATIVE CHARGE                                         0.15% - 0.25% of the daily value of the assets invested
                                                              in each fund.
This charge is assessed through a reduction in unit values.

ANNUAL ADMINISTRATIVE CHARGE                                  $0 - $30 per contract year.
This charge is assessed through the redemption in units.

SURRENDER CHARGE                                              0.00% - 9.00% on the value of the accumulation units
                                                              purchased.
This charge is assessed through the redemption in units.

     (B) ACCRUED EXPENSES PAYABLE TO AFFILIATE

     Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to GLICNY.

     (C) CAPITAL BROKERAGE CORPORATION

     Capital Brokerage Corporation ("CBC"), an affiliate of GLICNY, is a Washington corporation registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the Financial Industry Regulatory Authority ("FINRA"), CBC serves as principal underwriter for variable annuity contracts and variable life insurance policies issued by GLICNY. GLICNY pays commissions and other marketing related expenses to CBC. Certain officers and directors of GLICNY are also officers and directors of CBC.

     (D) BONUS CREDIT

     For Type IV and V unit contracts, transfers from the General Account for payments by GLICNY in the form of bonus credits include approximately $0.8 million and $1.7 million for the periods ended December 31, 2008 and 2007.

     (E) GENWORTH VARIABLE INSURANCE TRUST

     Genworth Variable Insurance Trust (the Fund) is an open-end diversified management investment company. Genworth Financial Wealth Management (Investment Advisor), a wholly-owned subsidiary of Genworth Financial, Inc., currently serves as investment advisor to the Fund. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of 1.0% for the Genworth Calamos Growth Fund, 0.85% for the Genworth Columbia Mid Cap Value Fund, 0.75% for the Genworth Davis NY Venture Fund, 0.75% for the Genworth Eaton Vance Large Cap Value Fund, 0.70% for the Genworth Legg Mason Partners Aggressive Growth Fund, 0.60% for the Genworth PIMCO StockPLUS Fund, 0.95% for the Genworth Putnam International Capital Opportunities Fund, 0.90% for the Genworth Thornburg International Value Fund, and 0.65% for the Genworth Western Asset Management Core Plus Fixed Income Fund.

(5) CAPITAL TRANSACTIONS

     All dividends and capital gain distributions of the Portfolios are automatically reinvested in shares of the distributing Portfolios at their net asset value on the date of distribution. Portfolio dividends or Portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

     The increase (decrease) in outstanding units and amounts by subaccount from capital transactions for the years or lesser periods ended December 31, 2008 and 2007 are reflected in the Statements of Changes in Net Assets.

(6) FINANCIAL HIGHLIGHTS

     GLICNY offers several variable annuity products with subaccounts that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit values and total returns. A summary by subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios and total return ratios for the years or lesser periods ended December 31, 2008, 2007, 2006, 2005 and 2004 follows. For periods subsequent to 2005, the expense ratios, unit values and total returns are presented as a range of minimum and maximum values based on the products identified as having the lowest and the highest contract expense rates within each subaccount. As the unit values and total returns are presented based on the products identified as having the lowest and highest contract expense rates, some individual contract amounts may not be within the ranges presented. For periods prior to 2006 the expense ratios, unit values and total returns are presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return. Financial highlights are only disclosed for subaccounts that had outstanding units as of December 31, 2008 and were available to contract owners during 2008.

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
AIM Variable Insurance Funds
   AIM V.I. Basic Value Fund -- Series II shares
      2008                   1.45% to 1.85%     139,828   7.72 to 5.37      1,041        2.36%   (52.60)% to (52.80)%
      2007                   1.45% to 1.95%     147,454  16.29 to 9.96      2,313        0.38%    (0.11)% to (0.37)%
      2006                   1.45% to 2.10%     160,952  16.31 to 11.40     2,545        0.41%     11.31% to 10.58%
      2005                   1.45% to 1.85%     157,878  14.65 to 10.32     2,250        0.52%      3.90% to 3.23%
      2004                   1.45% to 1.80%     129,238  14.10 to 11.83     1,795        0.00%      9.23% to 8.84%
   AIM V.I. Capital Appreciation Fund -- Series I shares
      2008                   1.45% to 1.80%      55,101   6.27 to 6.82        367        0.00%   (43.33)% to (43.53)%
      2007                   1.45% to 1.80%      75,762  11.07 to 12.07       885        0.00%     10.38% to 9.99%
      2006                   1.45% to 2.10%      82,704  10.03 to 11.15       872        0.07%      4.76% to 4.07%
      2005                   1.45% to 1.80%      44,586  11.84 to 9.48        446        0.07%      7.26% to 6.88%
      2004                   1.45% to 1.80%      45,342   9.89 to 8.86        423        0.00%      5.08% to 4.71%
   AIM V.I. Core Equity Fund -- Series I shares
      2008                   1.45% to 1.85%      66,944   7.93 to 7.84        517        2.04%   (31.16)% to (31.44)%
      2007                   1.45% to 1.85%      76,482  11.52 to 11.44       880        1.02%      6.54% to 6.11%
      2006                   1.45% to 2.45%      89,539  10.81 to 10.74       967        0.56%      8.10% to 7.36%
      2005                   1.45% to 1.80%     109,225   9.33 to 8.25        940        0.79%      4.13% to 3.76%
      2004                   1.45% to 1.80%     125,234   8.98 to 7.94      1,037        0.45%      4.24% to 3.87%
   AIM V.I. Global Real Estate Fund -- Series II shares
      2008                   1.45% to 2.20%      69,095   8.15 to 6.33        454       10.70%   (45.52)% to (45.94)%
      2007                   1.45% to 2.20%      42,225  14.96 to 11.71       577        9.23%    (7.14)% to (7.85)%
      2006                   1.45% to 1.85%      16,378  16.11 to 14.46       263        2.58%     40.18% to 39.61%
      2005                   1.45% to 1.60%       3,389  11.49 to 11.48        39        2.77%     14.89% to 14.78%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   AIM V.I. International Growth Fund -- Series II shares
      2008                   1.15% to 2.55%     743,212   5.67 to 5.99      5,396        0.48%   (41.22)% to (42.05)%
      2007                   1.15% to 2.55%     533,253   9.65 to 10.34     7,486        0.53%   (60.83)% to 5.07%
      2006                   1.45% to 2.10%     204,571  15.54 to 14.22     2,783        1.76%     26.03% to 25.20%
      2005                   1.45% to 1.85%      51,153  12.33 to 11.37       627        0.94%     16.00% to 13.71%
      2004                   1.45% to 1.45%       9,724  10.63 to 10.63       103        0.00%      6.29% to 6.29%
   AIM V.I. Large Cap Growth Fund -- Series I shares
      2008                   1.45% to 1.60%      24,337   7.07 to 7.04        171        0.01%   (39.18)% to (39.28)%
      2007                   1.45% to 1.60%      22,488  11.63 to 11.60       261        0.04%     13.96% to 13.78%
      2006                   1.45% to 2.20%      20,850  10.20 to 10.15       213        0.17%      2.03% to 1.51%
      2005                   1.45% to 1.60%      21,122  12.58 to 12.52       265        0.67%      2.00% to 1.85%
      2004                   1.45% to 1.60%      16,122  12.34 to 12.29       198        0.17%      3.16% to 3.00%
The Alger American Fund
   Alger American LargeCap Growth Portfolio -- Class O Shares
      2008                   1.40% to 1.40%      21,446   7.03 to 7.03        151        0.21%   (46.91)% to (46.91)%
      2007                   1.40% to 1.40%      35,657  13.23 to 13.23       472        0.35%     18.26% to 18.26%
      2006                   1.40% to 1.40%      51,334  11.19 to 11.19       575        0.13%      3.68% to 3.68%
      2005                   1.40% to 1.40%      64,903  10.79 to 10.79       701        0.23%     10.47% to 10.47%
      2004                   1.40% to 1.40%      72,967   9.77 to 9.77        713        0.00%      4.02% to 4.02%
   Alger American SmallCap Growth Portfolio -- Class O Shares
      2008                   1.40% to 1.40%      27,156   7.10 to 7.10        193        0.00%   (47.35)% to (47.35)%
      2007                   1.40% to 1.40%      40,688  13.49 to 13.49       549        0.00%     15.59% to 15.59%
      2006                   1.40% to 1.40%      66,572  11.67 to 11.67       777        0.00%     18.34% to 18.34%
      2005                   1.40% to 1.40%      82,007   9.86 to 9.86        809        0.00%     15.25% to 15.25%
      2004                   1.40% to 1.40%      93,792   8.56 to 8.56        803        0.00%     14.94% to 14.94%
AllianceBernstein Variable Products Series Fund, Inc.
   AllianceBernstein Balanced Wealth Strategy Portfolio -- Class B
      2008                   1.45% to 2.45%     710,556   7.01 to 6.92      4,887        3.33%   (31.22)% to (31.92)%
      2007                   1.45% to 2.45%     264,400  10.19 to 10.16     2,686        0.00%      5.98% to 4.59%
   AllianceBernstein Global Technology Portfolio -- Class B
      2008                   1.45% to 1.80%      27,723   9.11 to 8.93        245        0.00%   (48.23)% to (48.41)%
      2007                   1.45% to 1.80%      36,791  17.60 to 17.31       642        0.00%     18.15% to 17.73%
      2006                   1.45% to 2.10%      31,707  14.90 to 11.13       470        0.00%      6.81% to 6.11%
      2005                   1.45% to 1.80%      23,391  13.95 to 11.04       322        0.00%      2.15% to 1.79%
      2004                   1.45% to 1.80%      23,665  13.65 to 10.84       322        0.00%      3.56% to 3.20%
   AllianceBernstein Growth and Income Portfolio -- Class B
      2008                   1.40% to 2.20%     720,364   9.70 to 6.55      5,302        3.96%   (41.53)% to (42.00)%
      2007                   1.40% to 2.10%     715,181  16.60 to 12.01     9,232        1.52%      3.39% to 2.65%
      2006                   1.40% to 2.10%     755,540  16.05 to 11.71     9,463        1.14%     15.35% to 14.53%
      2005                   1.40% to 1.85%     739,428  13.92 to 10.23     8,040        1.24%      3.14% to 2.31%
      2004                   1.40% to 1.80%     656,846  13.49 to 10.09     6,931        0.74%      9.66% to 9.22%
   AllianceBernstein International Value Portfolio -- Class B
      2008                   1.15% to 2.55%   1,317,276   4.40 to 4.47      7,501        2.08%   (53.82)% to (54.48)%
      2007                   1.15% to 2.55%   1,300,461   9.52 to 9.83     17,245        2.26%   (83.43)% to (2.59)%
      2006                   1.45% to 2.10%     441,968  16.12 to 15.05     6,154        1.18%     33.17% to 32.29%
      2005                   1.45% to 1.85%      80,349  12.10 to 11.39       966        1.01%     14.84% to 13.91%
      2004                   1.60% to 1.60%       3,222  10.54 to 10.54        34        0.00%      5.38% to 5.38%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   AllianceBernstein Large Cap Growth Portfolio -- Class B
      2008                   1.45% to 1.85%     193,959    5.76 to 7.08     1,203        0.00%   (40.69)% to (40.94)%
      2007                   1.45% to 1.85%     224,757    9.71 to 11.99    2,366        0.00%     11.96% to 11.50%
      2006                   1.45% to 2.10%     249,614    8.68 to 10.72    2,364        0.00%    (2.08)% to (2.72)%
      2005                   1.45% to 1.85%     249,721   12.65 to 8.78     2,387        0.00%     13.18% to 10.30%
      2004                   1.45% to 1.80%     188,211   11.21 to 7.77     1,624        0.00%      6.77% to 6.40%
   AllianceBernstein Small Cap Growth Portfolio -- Class B
      2008                   1.45% to 1.80%      19,516    7.01 to 7.39       133        0.00%   (46.41)% to (46.60)%
      2007                   1.45% to 1.80%      12,340   13.09 to 13.85      165        0.00%     12.04% to 11.64%
      2006                   1.45% to 1.80%       9,706   11.68 to 12.40      116        0.00%      8.91% to 8.52%
      2005                   1.45% to 1.65%      10,475   11.52 to 10.63      117        0.00%      3.34% to 3.13%
      2004                   1.45% to 1.65%      10,472   11.16 to 10.30      114        0.00%     12.73% to 12.50%
American Century Variable Portfolios, Inc.
   VP Income & Growth Fund -- Class I
      2008                   1.45% to 1.85%      53,837   10.55 to 7.29       559        1.97%   (35.54)% to (35.80)%
      2007                   1.45% to 1.85%      54,786   16.37 to 11.36      885        1.28%    (1.52)% to (1.93)%
      2006                   1.45% to 1.85%      28,453   16.62 to 11.58      465        1.77%     15.39% to 14.93%
      2005                   1.45% to 1.60%      21,185   14.41 to 14.33      304        1.86%      3.12% to 2.96%
      2004                   1.60% to 1.60%      11,847   13.92 to 13.92      165        1.37%     11.19% to 11.19%
   VP International Fund -- Class I
      2008                   1.45% to 2.20%     216,996   11.77 to 6.70     1,649        0.79%   (45.63)% to (46.04)%
      2007                   1.45% to 2.20%     190,697   21.64 to 12.42    2,771        0.54%     16.34% to 15.45%
      2006                   1.45% to 1.85%      86,714   18.60 to 13.83    1,199        1.15%     23.22% to 22.72%
      2005                   1.45% to 1.80%      13,711   15.10 to 14.92      206        1.02%     11.62% to 11.22%
      2004                   1.45% to 1.60%       9,080   13.53 to 13.48      122        0.21%     13.09% to 0.00%
   VP Ultra(R) Fund -- Class I
      2008                   1.45% to 1.85%      42,958    8.54 to 6.65       361        0.00%   (42.33)% to (42.57)%
      2007                   1.45% to 1.85%      58,491   14.80 to 11.58      856        0.00%     19.25% to 18.77%
      2006                   1.45% to 1.85%      62,792   12.41 to 9.75       771        0.00%    (4.67)% to (5.06)%
      2005                   1.45% to 1.80%      55,072   13.02 to 12.87      714        0.00%      0.69% to 0.33%
      2004                   1.45% to 1.80%      31,229   12.93 to 12.83      403        0.00%      8.91% to 0.00%
   VP Value Fund -- Class I
      2008                   1.45% to 1.95%      85,679   11.62 to 6.66       983        7.93%  (27.84)% to (28.21)%
      2007                   1.45% to 1.95%     113,695   16.11 to 9.28     1,810        6.70%   (6.52)% to (7.19)%
      2006                   1.45% to 1.85%     118,643   17.23 to 11.79    1,986        5.66%    16.94% to 16.46%
      2005                   1.45% to 1.80%     108,625   14.73 to 14.56    1,593        6.17%     3.52% to 3.15%
      2004                   1.45% to 1.60%      89,951   14.23 to 14.18    1,276        0.92%    12.68% to 12.50%
American Century Variable Portfolios II, Inc.
   VP Inflation Protection Fund -- Class II
      2008                   1.15% to 2.55%   1,327,606   9.88 to 10.09    13,526        1.16%   (2.73)% to (4.11)%
      2007                   1.45% to 2.10%      92,682  10.76 to 10.74       994        4.61%     7.92% to 7.20%
      2006                   1.45% to 2.10%      91,275   9.97 to 10.02       914        3.30%     0.11% to (0.55)%
      2005                   1.45% to 1.85%      28,111  10.09 to 9.94        280        2.81%     0.87% to (0.57)%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
BlackRock Variable Series Funds, Inc.
   BlackRock Basic Value V.I. Fund -- Class III
      2008                   1.45% to 1.85%      65,163   8.20 to 7.56          512      2.11%   (37.82)% to (38.08)%
      2007                   1.45% to 1.85%      57,948  13.19 to 12.21         760      2.55%      0.05% to (0.36)%
      2006                   1.45% to 2.10%      41,198  13.18 to 12.21         540      3.60%     19.84% to 19.05%
      2005                   1.45% to 1.70%      26,777  11.00 to 10.96         294      0.29%      1.14% to 0.88%
      2004                   1.45% to 1.70%       7,940  10.88 to 10.86          87      1.91%      8.78% to 8.60%
   BlackRock Global Allocation V.I. Fund -- Class III
      2008                   1.15% to 2.55%   6,313,532   7.86 to 8.55       55,768      3.05%   (20.60)% to (21.72)%
      2007                   1.45% to 2.55%   2,725,305  14.61 to 10.93      32,466      6.21%   (15.41)% to 14.10%
      2006                   1.45% to 2.10%     414,919  12.69 to 12.23       4,553     10.37%     14.72% to 13.97%
      2005                   1.45% to 1.70%       9,926  11.07 to 11.05         110      0.00%     10.65% to 10.46%
   BlackRock Large Cap Growth V.I. Fund -- Class III
      2008                   1.45% to 1.80%      27,003   7.73 to 7.60          207      0.42%   (41.75)% to (41.96)%
      2007                   1.45% to 1.80%      13,280  13.27 to 13.10         175      0.08%      6.49% to 6.11%
      2006                   1.45% to 2.10%       6,933  12.46 to 10.92          86      0.06%      5.33% to 4.64%
      2005                   1.45% to 1.60%       4,815  11.83 to 11.80          57      0.00%      8.87% to 8.71%
      2004                   1.60% to 1.60%       2,808  10.85 to 10.85          30      0.20%      8.53% to 8.53%
   BlackRock Value Opportunities V.I. Fund -- Class III
      2008                   1.45% to 1.85%      39,096   7.73 to 6.72          293      3.23%   (41.08)% to (41.32)%
      2007                   1.45% to 1.85%      38,767  13.12 to 11.45         506      5.09%    (2.59)% to (2.98)%
      2006                   1.45% to 2.10%      38,058  13.47 to 11.76         510     40.95%     10.65% to 9.93%
      2005                   1.45% to 1.85%      30,315  12.17 to 10.71         367      1.01%      8.52% to 7.06%
      2004                   1.45% to 1.60%       6,600  11.22 to 11.21          74     18.24%     12.17% to 12.05%
Columbia Funds Variable Insurance Trust I
   Columbia Marsico Growth Fund, Variable Series -- Class A
      2008                   1.45% to 1.85%     328,028  10.53 to 7.41        2,950      0.32%   (40.33)% to (40.57)%
      2007                   1.45% to 2.10%     264,582  17.65 to 12.39       4,485      0.08%     15.76% to 15.00%
      2006                   1.45% to 2.10%     274,884  15.25 to 10.78       4,019      0.00%      4.56% to 3.87%
      2005                   1.45% to 1.85%     236,234  14.58 to 10.39       3,342      0.00%      5.89% to 3.86%
      2004                   1.45% to 1.80%     135,142  13.77 to 11.58       1,823      0.00%     11.40% to 0.00%
   Columbia Marsico International Opportunities Fund, Variable Series -- Class B
      2008                   1.15% to 2.55%     735,248   4.91 to 5.67        6,156     11.36%   (49.08)% to (49.80)%
      2007                   1.15% to 2.55%     651,295   9.64 to 11.29      11,990      1.88%   (62.57)% to 19.81%
      2006                   1.45% to 2.10%     370,335  22.01 to 14.62       6,741      1.27%     21.44% to 20.64%
      2005                   1.45% to 1.85%     219,663  18.12 to 12.13       3,904      1.07%     21.30% to 17.38%
      2004                   1.45% to 1.80%     147,137  15.39 to 12.48       2,231      0.52%     14.90% to 14.50%
Dreyfus
   The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares
      2008                   1.45% to 1.65%      34,907   5.92 to 5.83          227      0.75%   (35.38)% to (35.51)%
      2007                   1.45% to 1.65%      36,226   9.16 to 9.04          364      0.52%      6.21% to 6.00%
      2006                   1.45% to 1.85%      38,664   8.63 to 10.83         365      0.10%      7.62% to 7.19%
      2005                   1.45% to 1.65%      34,983   9.35 to 7.94          310      0.00%      2.12% to 1.91%
      2004                   1.45% to 1.65%      31,059   9.17 to 7.79          268      0.60%      4.67% to 4.46%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
Dreyfus Investment Portfolios
   MidCap Stock Portfolio -- Initial Shares
      2008                   1.45% to 1.80%      11,688   9.58 to 9.37          112      7.53%   (41.29)% to (41.49)%
      2007                   1.45% to 1.80%      11,484  16.32 to 16.01         187      2.46%      0.02% to (0.34)%
      2006                   1.45% to 1.85%       9,566  16.32 to 10.89         156      4.97%      6.19% to 5.76%
      2005                   1.45% to 1.60%       5,912  15.36 to 15.29          91      0.03%      7.59% to 7.43%
      2004                   1.45% to 1.60%       5,051  14.28 to 14.23          72      0.53%     12.82% to 12.64%
Dreyfus Variable Investment Fund
   Money Market Portfolio
      2008                   1.45% to 2.20%     269,911  10.68 to 10.46       2,859      2.14%      1.05% to 0.28%
      2007                   1.45% to 1.85%     104,014  10.57 to 10.63       1,091      4.69%      3.31% to 2.88%
      2006                   1.45% to 1.85%      79,760  10.23 to 10.33         812      4.52%      3.08% to 2.67%
      2005                   1.45% to 1.80%      67,367   9.93 to 9.81          665      2.67%      1.18% to 0.82%
      2004                   1.45% to 1.80%      77,640   9.81 to 9.73          759      0.63%      0.00% to (1.05%)
DWS Variable Series II
   DWS Dreman High Return Equity VIP -- Class B Shares
      2008                   1.45% to 1.80%      47,991   8.81 to 8.61          421      7.27%   (46.94)% to (47.13)%
      2007                   1.45% to 1.80%      63,919  16.60 to 16.29       1,057      1.05%    (3.61)% to (3.96)%
      2006                   1.45% to 1.85%      54,725  17.22 to 11.91         938      1.26%     16.50% to 16.03%
      2005                   1.45% to 1.60%      40,696  14.78 to 14.71         599      1.31%      5.96% to 5.80%
      2004                   1.45% to 1.60%      33,493  13.95 to 13.90         466      1.10%     11.98% to 11.81%
   DWS Dreman Small Mid Cap Value VIP -- Class B Shares
      2008                   1.45% to 1.80%      44,718  14.59 to 14.27         648      9.94%   (34.64)% to (34.87)%
      2007                   1.45% to 1.80%      59,173  22.32 to 21.91       1,312      3.81%      1.17% to 0.81%
      2006                   1.45% to 1.85%      50,721  22.07 to 12.67       1,113      0.41%     22.79% to 22.29%
      2005                   1.45% to 1.80%      30,157  17.97 to 17.76         540      0.31%      8.19% to 7.81%
      2004                   1.45% to 1.80%      20,944  16.61 to 16.47         347      0.28%     23.70% to 23.27%
   DWS Technology VIP -- Class B Shares
      2008                   1.45% to 1.80%      11,783   8.94 to 8.74          104      0.00%   (47.22)% to (47.41)%
      2007                   1.45% to 1.80%      11,822  16.94 to 16.63         199      0.00%     12.18% to 11.78%
      2006                   1.45% to 1.85%      13,491  15.10 to 10.25         203      0.00%    (1.02)% to (1.42)%
      2005                   1.45% to 1.80%      11,652  15.26 to 15.08         178      0.10%      1.77% to 1.41%
      2004                   1.45% to 1.80%       7,514  14.99 to 14.87         112      0.00%      0.01% to (0.35)%
Eaton Vance Variable Trust
   VT Floating-Rate Income Fund
      2008                   1.15% to 2.55%   1,160,869   7.22 to 6.93        8,834      5.63%   (27.98)% to (28.99)%
      2007                   1.15% to 2.55%   1,294,362  10.02 to 9.77       13,805      5.89%      3.46% to (3.46)%
      2006                   1.45% to 2.10%     815,961  10.91 to 10.43       8,850      5.81%      3.98% to 3.29%
      2005                   1.45% to 1.80%     727,191  10.50 to 10.33       7,593      4.06%      2.36% to 2.00%
      2004                   1.45% to 1.80%     548,039  10.25 to 10.12       5,599      2.76%      1.34% to 0.98%
   VT Worldwide Health Sciences Fund
      2008                   1.45% to 1.80%      92,436  13.90 to 13.59       1,246      0.00%    (8.43)% to (8.76)%
      2007                   1.45% to 1.80%     149,174  15.18 to 14.89       2,220      0.00%      4.62% to 4.25%
      2006                   1.45% to 2.10%     149,625  14.50 to 10.44       2,124      0.00%    (1.45)% to (2.10)%
      2005                   1.45% to 1.80%      77,332  14.72 to 11.78       1,118      0.00%      5.48% to 5.11%
      2004                   1.45% to 1.80%      58,737  13.95 to 11.20         803      0.00%      4.70% to 4.33%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
Evergreen Variable Annuity Trust
   Evergreen VA Omega Fund -- Class 2
      2008                   1.45% to 1.70%       8,109   8.90 to 8.80           65      0.00%   (28.46)% to (28.64)%
      2007                   1.45% to 1.70%       3,499  12.44 to 12.33          43      0.28%     10.11% to 9.83%
      2006                   1.45% to 2.10%       3,497  11.30 to 10.72          39      0.00%      4.17% to 3.49%
      2005                   1.45% to 1.70%       1,486  10.85 to 10.80          17      0.00%      2.07% to 1.81%
Federated Insurance Series
   Federated American Leaders Fund II -- Primary Shares
      2008                   1.40% to 1.40%      16,009   7.80 to 7.80          125      6.62%   (34.72)% to (34.72)%
      2007                   1.45% to 1.40%      20,560  11.95 to 11.95         246      3.06%   (10.93)% to (10.93)%
      2006                   1.45% to 1.40%      41,427  13.42 to 13.42         556      2.44%     15.18% to 15.18%
      2005                   1.45% to 1.40%      56,133  11.65 to 11.65         654      1.54%      3.56% to 3.56%
      2004                   1.45% to 1.40%      63,965  11.25 to 11.25         719      1.41%      8.24% to 8.24%
   Federated Capital Income Fund II
      2008                   1.45% to 1.40%      15,764   7.79 to 7.79          123      5.90%   (21.50)% to (21.50)%
      2007                   1.45% to 1.40%      22,066   9.92 to 9.92          219      5.95%      2.57% to 2.57%
      2006                   1.45% to 1.40%      37,074   9.67 to 9.67          359      6.00%     14.03% to 14.03%
      2005                   1.45% to 1.40%      44,491   8.48 to 8.48          377      5.50%      4.80% to 4.80%
      2004                   1.45% to 1.40%      58,257   8.09 to 8.09          471      4.40%      8.38% to 8.38%
   Federated High Income Bond Fund II -- Primary Shares
      2008                   1.45% to 1.40%      12,518   9.45 to 9.45          118     11.69%   (27.03)% to (27.03)%
      2007                   1.45% to 1.40%      20,369  12.95 to 12.95         264      8.33%      1.97% to 1.97%
      2006                   1.45% to 1.40%      39,819  12.70 to 12.70         506      7.91%      9.26% to 9.26%
      2005                   1.45% to 1.40%      37,407  11.62 to 11.62         435      8.36%      1.23% to 1.23%
      2004                   1.45% to 1.40%      34,885  11.48 to 11.48         401      7.21%      8.91% to 8.91%
   Federated High Income Bond Fund II -- Service Shares
      2008                   1.45% to 2.10%     377,552  10.15 to 7.94        3,824     10.98%   (27.17)% to (27.65)%
      2007                   1.45% to 2.10%     594,397  13.94 to 10.97       8,284      7.26%      1.68% to 1.01%
      2006                   1.45% to 2.10%     517,591  13.71 to 10.86       7,095      7.69%      8.97% to 8.25%
      2005                   1.45% to 1.85%     369,658  12.81 to 10.05       4,658      6.59%      0.79% to 0.44%
      2004                   1.45% to 1.80%     178,884  12.73 to 11.06       2,243      6.04%      8.56% to 8.18%
   Federated Kaufmann Fund II -- Service Shares
      2008                   1.15% to 2.55%     575,170   5.66 to 6.28        4,829      2.47%   (42.58)% to (43.39)%
      2007                   1.45% to 1.80%     199,236  22.03 to 21.67       4,211      1.68%     18.87% to 18.45%
      2006                   1.45% to 2.10%     196,003  18.54 to 12.00       3,466      0.58%     12.94% to 12.20%
      2005                   1.45% to 1.80%     169,389  16.41 to 12.63       2,662      0.00%      9.27% to 8.89%
      2004                   1.45% to 1.80%     117,009  15.02 to 11.59       1,715      0.00%     12.82% to 12.42%
Fidelity(R) Variable Insurance Products Fund
   VIP Asset Manager(SM) Portfolio -- Initial Class
      2008                   1.45% to 1.40%      17,549   9.65 to 9.65          169      8.59%   (29.72)% to (29.72)%
      2007                   1.45% to 1.40%      25,274  13.73 to 13.73         347      6.49%     13.88% to 13.88%
      2006                   1.45% to 1.40%      23,134  12.06 to 12.06         279      2.81%      5.82% to 5.82%
      2005                   1.45% to 1.40%      26,984  11.40 to 11.40         307      2.79%      2.59% to 2.59%
      2004                   1.45% to 1.40%      28,918  11.11 to 11.11         321      2.59%      3.99% to 3.99%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   VIP Asset Manager(SM) Portfolio -- Service Class 2
      2008                   1.45% to 1.85%      92,591   8.90 to 8.46          797      8.44%   (29.94)% to (30.22)%
      2007                   1.45% to 1.85%      88,970  12.70 to 12.12       1,092      5.68%     13.50% to 13.03%
      2006                   1.45% to 2.10%     105,495  11.19 to 10.68       1,146      2.33%      5.59% to 4.89%
      2005                   1.45% to 2.10%      67,242  10.60 to 10.19         698      0.33%      2.28% to 1.87%
      2004                   1.45% to 1.60%       1,649  10.36 to 10.35          17      0.00%      3.63% to 3.52%
   VIP Balanced Portfolio -- Service Class 2
      2008                   1.45% to 2.55%   1,454,207   7.25 to 6.45       10,172      2.88%   (35.10)% to (35.83)%
      2007                   1.45% to 2.55%     734,604  11.17 to 10.05       8,065      3.79%     10.61% to 0.71%
      2006                   1.45% to 2.45%     108,030  10.43 to 10.36       1,122      0.00%      4.30% to 3.60%
   VIP Contrafund(R) Portfolio -- Initial Class
      2008                   1.45% to 1.40%      92,567  11.35 to 11.35       1,051      0.99%   (43.32)% to (43.32)%
      2007                   1.45% to 1.40%     120,994  20.02 to 20.02       2,423      4.58%     15.94% to 15.94%
      2006                   1.45% to 1.40%     185,766  17.27 to 17.27       3,208      1.28%     10.16% to 10.16%
      2005                   1.45% to 1.40%     216,686  15.68 to 15.68       3,397      0.30%     15.31% to 15.31%
      2004                   1.45% to 1.40%     211,508  13.60 to 13.60       2,876      0.34%     13.86% to 13.86%
   VIP Contrafund(R) Portfolio -- Service Class 2
      2008                   1.45% to 2.25%   1,735,349   9.94 to 6.42       16,224      0.75%   (43.52)% to (43.98)%
      2007                   1.15% to 2.55%   2,178,605   9.80 to 10.97      36,516      6.02%   (34.76)% to 14.76%
      2006                   1.45% to 2.10%   1,669,583  15.22 to 11.89      25,289      1.07%      9.82% to 9.10%
      2005                   1.45% to 1.80%   1,223,385  14.41 to 13.72      17,192      0.10%     14.96% to 14.55%
      2004                   1.45% to 1.80%     518,404  12.55 to 11.96       6,394      0.15%     13.49% to 13.09%
   VIP Dynamic Capital Appreciation Portfolio -- Service Class 2
      2008                   1.45% to 1.70%      23,216   9.59 to 8.56          217      0.48%   (42.20)% to (42.35)%
      2007                   1.45% to 1.80%      23,726  16.59 to 16.31         390      6.24%      5.17% to 4.80%
      2006                   1.45% to 2.10%      13,774  15.77 to 12.36         216      0.26%     12.17% to 11.43%
      2005                   1.45% to 1.70%      11,160  14.06 to 12.65         157      0.00%     18.93% to 18.63%
      2004                   1.45% to 1.70%         624  11.82 to 10.67           8      0.00%      0.00% to (0.44)%
   VIP Equity-Income Portfolio -- Initial Class
      2008                   1.45% to 1.40%      68,409   8.60 to 8.60          588      2.46%   (43.46)% to (43.46)%
      2007                   1.45% to 1.40%      78,815  15.21 to 15.21       1,199      1.95%      0.10% to 0.10%
      2006                   1.45% to 1.40%     124,294  15.19 to 15.19       1,888      4.53%     18.52% to 18.52%
      2005                   1.45% to 1.40%     172,214  12.82 to 12.82       2,208      2.06%      4.39% to 4.39%
      2004                   1.45% to 1.40%     187,385  12.28 to 12.28       2,301      1.56%      9.97% to 9.97%
   VIP Equity-Income Portfolio -- Service Class 2
      2008                   1.45% to 2.25%     698,722   7.33 to 5.54        5,077      1.55%   (43.64)% to (44.10)%
      2007                   1.15% to 2.55%   1,070,884   9.64 to 9.38       13,459      2.64%   (45.31)% to (9.14)%
      2006                   1.45% to 2.10%     669,782  13.03 to 12.16       8,918      4.24%     18.20% to 17.42%
      2005                   1.45% to 1.85%     651,537  12.49 to 10.36       7,340      1.75%      4.04% to 3.65%
      2004                   1.45% to 1.80%     569,801  12.04 to 10.52       6,164      1.15%      9.62% to 9.23%
   VIP Growth & Income Portfolio -- Initial Class
      2008                   1.45% to 1.40%      25,372   7.88 to 7.88          200      3.52%   (42.52)% to (42.52)%
      2007                   1.45% to 1.40%      41,008  13.71 to 13.71         562      4.94%     10.55% to 10.55%
      2006                   1.45% to 1.40%      74,507  12.40 to 12.40         924      0.96%     11.60% to 11.60%
      2005                   1.45% to 1.40%      96,118  11.11 to 11.11       1,068      1.52%      6.13% to 6.13%
      2004                   1.45% to 1.40%     108,648  10.47 to 10.47       1,138      0.90%      4.31% to 4.31%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   VIP Growth & Income Portfolio -- Service Class 2
      2008                   1.45% to 1.80%     187,975   7.31 to 7.48        1,389       3.00%  (42.74)% to (42.95)%
      2007                   1.45% to 1.80%     278,837  12.76 to 13.12       3,625       4.09%    10.23% to 9.83%
      2006                   1.45% to 2.10%     296,700  11.58 to 11.93       3,505       0.70%    11.22% to 10.49%
      2005                   1.45% to 1.80%     305,237  11.57 to 10.31       3,242       1.22%     5.85% to 5.47%
      2004                   1.45% to 1.80%     260,302  10.96 to 9.76        2,615       0.56%      3.99% to 3.62%
   VIP Growth Opportunities Portfolio -- Initial Class
      2008                   1.40% to 1.40%      24,442   4.88 to 4.88          119       0.38%  (55.65)% to (55.65)%
      2007                   1.40% to 1.40%      30,097  11.00 to 11.00         331       0.00%    21.45% to 21.45%
      2006                   1.40% to 1.40%      46,104   9.06 to 9.06          418       0.74%     3.98% to 3.98%
      2005                   1.40% to 1.40%      60,379   8.71 to 8.71          526       0.93%     7.37% to 7.37%
      2004                   1.40% to 1.40%      69,551   8.11 to 8.11          564       0.56%     5.69% to 5.69%
   VIP Growth Portfolio -- Initial Class
      2008                   1.40% to 1.40%      56,296   7.11 to 7.11          400       0.76%  (47.91)% to (47.91)%
      2007                   1.40% to 1.40%      73,108  13.65 to 13.65         998       0.93%    25.18% to 25.18%
      2006                   1.40% to 1.40%     101,370  10.90 to 10.90       1,105       0.41%     5.36% to 5.36%
      2005                   1.40% to 1.40%     128,725  10.35 to 10.35       1,332       0.51%     4.32% to 4.32%
      2004                   1.40% to 1.40%     150,434   9.92 to 9.92        1,492       0.27%     1.93% to 1.93%
   VIP Growth Portfolio -- Service Class 2
      2008                   1.45% to 2.10%     219,313   5.74 to 6.92        1,322       0.60%  (48.07)% to (48.42)%
      2007                   1.45% to 2.10%     203,223  11.05 to 13.41       2,367       0.46%    24.81% to 23.99%
      2006                   1.45% to 2.10%     221,605   8.85 to 10.82       2,071       0.16%     5.03% to 4.34%
      2005                   1.45% to 1.85%     229,870  11.12 to 8.35        2,037       0.25%     3.98% to 3.61%
      2004                   1.45% to 1.80%     223,397  10.72 to 8.05        1,914       0.11%     1.63% to 1.27%
   VIP Investment Grade Bond Portfolio -- Service Class 2
      2008                   1.45% to 2.25%      46,490   9.62 to 9.49          446       2.31%   (4.86)% to (5.63)%
      2007                   1.15% to 2.55%     347,294  10.09 to 10.04       3,497       0.10%    16.01% to 0.55%
   VIP Mid Cap Portfolio -- Service Class 2
      2008                   1.40% to 2.25%     573,688  14.96 to 6.71        7,308       5.06%  (40.45)% to (40.97)%
      2007                   1.15% to 2.55%     932,561   9.78 to 10.55      18,948       0.60%  (38.24)% to 8.25%
      2006                   1.40% to 2.10%     828,300  22.09 to 12.19      15,885       1.17%    10.84% to 10.05%
      2005                   1.40% to 1.85%     727,992  19.93 to 11.09      12,602       0.00%    16.37% to 10.86%
      2004                   1.40% to 1.80%     389,465  17.13 to 13.15       5,774       0.00%    22.91% to 22.41%
   VIP Overseas Portfolio -- Initial Class
      2008                   1.40% to 1.40%      22,460   9.09 to 9.09          204       4.80%  (44.59)% to (44.59)%
      2007                   1.40% to 1.40%      39,584  16.41 to 16.41         650       3.25%    15.66% to 15.66%
      2006                   1.40% to 1.40%      57,246  14.19 to 14.19         812       1.60%    16.43% to 16.43%
      2005                   1.40% to 1.40%      65,193  12.19 to 12.19         794       1.18%    17.39% to 17.39%
      2004                   1.40% to 1.40%      73,980  10.38 to 10.38         768       1.20%    12.04% to 12.04%
   VIP Value Strategies Portfolio -- Service Class 2
      2008                   1.45% to 1.80%      31,213   6.49 to 6.38          202      15.58%  (51.99)% to (52.17)%
      2007                   1.45% to 1.80%      33,726  13.52 to 13.34         454       6.67%     3.90% to 3.53%
      2006                   1.45% to 2.10%      22,966  13.01 to 11.65         298       1.92%    14.33% to 13.58%
      2005                   1.45% to 1.70%      23,798  11.38 to 11.33         271       0.09%     0.95% to 0.69%
      2004                   1.45% to 1.70%      11,647  11.27 to 11.25         131       0.00%    12.74% to 12.55%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Franklin Templeton Variable Insurance Products Trust
   Franklin Income Securities Fund -- Class 2 Shares
      2008                   1.15% to 2.55%  11,580,979   6.86 to 6.60       87,782       6.15%  (30.47)% to (31.45)%
      2007                   1.45% to 2.55%   8,556,750  12.40 to 9.63       97,169       3.41%     3.33% to (5.51)%
      2006                   1.45% to 2.10%   2,999,655  12.13 to 11.29      34,118       2.54%    16.53% to 15.76%
      2005                   1.45% to 2.10%     380,704  10.41 to 9.75        3,812       0.04%     4.07% to (2.48)%
   Franklin Large Cap Growth Securities Fund -- Class 2 Shares
      2008                   1.45% to 1.95%      41,287   9.64 to 6.69          379       3.78%  (35.48)% to (35.81)%
      2007                   1.45% to 1.95%      46,099  14.93 to 10.42         662       0.82%     4.68% to 4.18%
      2006                   1.45% to 1.85%      82,175  14.27 to 10.90       1,037       0.70%     9.29% to 8.85%
      2005                   1.45% to 1.60%      27,455  13.05 to 12.99         358       0.57%   (0.40)% to (0.55)%
      2004                   1.45% to 1.60%      19,546  13.11 to 13.06         255       0.43%     6.37% to 6.21%
   Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares
      2008                   1.45% to 2.55%   2,297,102   6.27 to 6.17       14,294       2.96%  (36.80)% to (37.51)%
      2007                   1.45% to 2.55%     805,962   9.92 to 9.88        7,970       0.00%   (2.52)% to (3.43)%
   Mutual Shares Securities Fund -- Class 2 Shares
      2008                   1.15% to 2.55%   1,297,225   6.02 to 5.86        9,528       3.12%  (37.83)% to (38.72)%
      2007                   1.45% to 2.20%     371,527  17.38 to 10.99       5,631       2.25%     1.97% to 1.19%
      2006                   1.45% to 1.85%     223,286  17.04 to 12.40       3,155       1.19%    16.67% to 16.20%
      2005                   1.45% to 1.80%      33,351  14.61 to 14.44         485       0.94%     8.96% to 8.57%
      2004                   1.45% to 1.80%      27,794  13.41 to 13.30         371       0.78%    11.00% to 10.61%
   Templeton Foreign Securities Fund -- Class 1 Shares
      2008                   1.40% to 1.40%       4,067   8.99 to 8.99           37       4.00%  (41.07)% to (41.07)%
      2007                   1.40% to 1.40%       5,660  15.26 to 15.26          86       2.39%    14.16% to 14.16%
      2006                   1.40% to 1.40%       9,537  13.37 to 13.37         127       1.46%    20.00% to 20.00%
      2005                   1.40% to 1.40%       3,684  11.14 to 11.14          41       1.40%     8.94% to 8.94%
   Templeton Foreign Securities Fund -- Class 2 Shares
      2008                   1.45% to 2.20%     314,570  12.65 to 7.10        3,021       3.42%  (41.24)% to (41.69)%
      2007                   1.45% to 2.20%     341,692  21.54 to 12.18       5,688       2.13%    13.77% to 12.90%
      2006                   1.45% to 1.85%     190,711  18.93 to 12.96       3,124       1.19%    19.69% to 19.20%
      2005                   1.45% to 1.80%      90,508  15.82 to 15.63       1,424       1.14%     8.58% to 8.19%
      2004                   1.45% to 1.80%      78,991  14.57 to 14.45       1,147       1.06%    16.81% to 16.40%
   Templeton Global Asset Allocation Fund -- Class 2 Shares
      2008                   1.45% to 1.80%      32,853  14.59 to 14.27         477      11.62%  (26.18)% to (26.45)%
      2007                   1.45% to 1.80%      40,256  19.77 to 19.40         792      17.82%     8.41% to 8.02%
      2006                   1.45% to 1.85%      30,427  18.24 to 12.29         553       6.66%    19.36% to 18.88%
      2005                   1.45% to 1.80%      24,283  15.28 to 15.10         370       2.78%     2.06% to 1.70%
      2004                   1.45% to 1.80%       8,402  14.97 to 14.85         125       2.89%    14.04% to 13.64%
   Templeton Global Income Securities Fund -- Class 1 Shares
      2008                   1.40% to 1.40%       3,720  12.46 to 12.46          46       3.84%     4.97% to 4.97%
      2007                   1.40% to 1.40%       7,313  11.87 to 11.87          87       3.59%     9.71% to 9.71%
      2006                   1.40% to 1.40%      16,256  10.82 to 10.82         176       3.20%    11.56% to 11.56%
      2005                   1.40% to 1.40%      22,046   9.70 to 9.70          214       2.36%   (4.27)% to (4.27)%
      2004                   1.40% to 1.40%         395  10.13 to 10.13           4       0.00%     1.28% to 1.28%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Templeton Growth Securities Fund -- Class 2 Shares
      2008                   1.45% to 2.20%     360,804   6.34 to 6.21        2,215       1.58%  (43.16)% to (43.59)%
      2007                   1.45% to 1.80%     185,703  11.15 to 11.08       2,066       1.50%     0.86% to 0.49%
      2006                   1.45% to 2.45%      40,008  11.05 to 10.98         442       0.33%    10.55% to 9.80%
   GE Investments Funds, Inc.
   Core Value Equity Fund -- Class 1 Shares
      2008                   1.45% to 1.80%     146,011   8.40 to 8.68        1,239       1.25%  (33.91)% to (34.15)%
      2007                   1.45% to 1.80%     163,427  12.70 to 13.19       2,133       1.91%     8.49% to 8.11%
      2006                   1.45% to 2.10%     179,951  11.71 to 11.74       2,167       1.85%    16.15% to 15.38%
      2005                   1.45% to 1.80%     179,238  11.83 to 9.99        1,863       1.29%     2.56% to 2.19%
      2004                   1.45% to 1.80%     162,869  11.56 to 9.76        1,657       1.31%     7.98% to 7.60%
   Income Fund -- Class 1 Shares
      2008                   1.40% to 1.80%     249,065  13.09 to 10.81       2,728       4.77%   (6.44)% to (6.82)%
      2007                   1.40% to 1.80%     317,169  13.99 to 11.60       3,774       5.76%     3.35% to 2.93%
      2006                   1.40% to 2.10%     571,907  13.54 to 10.19       6,423       6.48%     2.92% to 2.18%
      2005                   1.40% to 1.80%     347,018  13.15 to 10.21       3,986       4.97%     0.61% to 0.21%
      2004                   1.40% to 1.80%     361,702  13.07 to 10.18       4,152       5.88%     1.97% to 1.56%
   International Equity Fund -- Class 1 Shares
      2008                   1.40% to 1.40%      11,387   8.88 to 8.88          101       6.12%  (46.60)% to (46.60)%
      2007                   1.40% to 1.40%      13,233  16.63 to 16.63         220       1.73%    21.25% to 21.25%
      2006                   1.40% to 1.40%      14,355  13.72 to 13.72         197       1.10%    22.95% to 22.95%
      2005                   1.40% to 1.40%      15,925  11.16 to 11.16         178       1.03%    16.55% to 16.55%
      2004                   1.40% to 1.40%      22,411   9.57 to 9.57          215       1.06%    14.23% to 14.23%
   Mid-Cap Equity Fund -- Class 1 Shares
      2008                   1.40% to 2.25%     244,140  12.11 to 6.70        2,304       0.22%  (38.69)% to (39.22)%
      2007                   1.15% to 2.55%     475,563   9.75 to 10.21       6,953       2.22%  (43.45)% to 3.13%
      2006                   1.40% to 2.10%     376,443  17.79 to 11.12       5,515       1.52%     6.89% to 6.13%
      2005                   1.40% to 1.85%     406,786  16.64 to 10.49       5,654       2.60%    10.18% to 4.91%
      2004                   1.40% to 1.80%     386,807  15.11 to 11.91       4,924       1.12%    14.40% to 13.94%
   Money Market Fund
      2008                   1.40% to 2.45%  15,776,834  12.19 to 10.37      30,509       1.71%     0.81% to (0.26)%
      2007                   1.40% to 2.20%   7,478,410  12.09 to 10.44      11,295       4.78%     3.45% to 2.60%
      2006                   1.40% to 2.10%   6,001,548  11.69 to 10.30       9,298       4.54%     3.17% to 2.43%
      2005                   1.40% to 1.85%   4,481,391  11.33 to 0.99        6,895       2.76%      1.37% to 0.69%
      2004                   1.40% to 1.80%   3,989,644  11.18 to 0.98        6,254       1.00%    (0.46)% to (0.86)%
   Premier Growth Equity Fund -- Class 1 Shares
      2008                   1.40% to 1.80%     123,394   6.38 to 6.92          863       0.41%  (37.55)% to (37.80)%
      2007                   1.40% to 1.80%     163,769  10.21 to 11.13       1,819       0.42%     3.86% to 3.43%
      2006                   1.40% to 2.10%     240,727   9.83 to 10.72       2,512       0.41%     7.55% to 6.78%
      2005                   1.40% to 1.80%     293,875  11.13 to 9.14        2,829       0.37%    (0.12)% to (0.53)%
      2004                   1.40% to 1.80%     308,207  11.17 to 9.15        2,920       0.65%      5.53% to 5.11%
   Real Estate Securities Fund -- Class 1 Shares
      2008                   1.15% to 2.55%     419,691   5.70 to 5.06        3,530       6.22%  (36.77)% to (37.67)%
      2007                   1.40% to 1.80%     184,849  26.60 to 19.42       3,739       6.36%  (16.06)% to (16.40)%
      2006                   1.40% to 2.10%     197,475  31.69 to 13.26       4,802       2.92%    31.17% to 30.24%
      2005                   1.40% to 1.80%     191,031  24.16 to 14.85       3,569       6.63%    10.22% to 9.78%
      2004                   1.40% to 1.80%     137,678  21.92 to 13.51       2,430       6.94%    30.51% to 29.99%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   S&P 500(R) Index Fund
      2008                   1.40% to 2.25%   1,958,296   7.78 to 6.29       14,564       1.58%  (38.28)% to (38.82)%
      2007                   1.15% to 2.55%   3,517,982   9.69 to 9.82       42,063       1.73%  (53.88)% to (2.71)%
      2006                   1.40% to 2.10%   3,485,365  12.17 to 11.52      40,507       1.68%    13.82% to 13.01%
      2005                   1.40% to 1.80%   3,620,472  11.98 to 9.85       37,084       1.73%     3.05% to 2.63%
      2004                   1.40% to 1.80%   3,112,538  11.66 to 9.58       31,124       2.03%     8.91% to 8.47%
   Small-Cap Equity Fund -- Class 1 Shares
      2008                   1.40% to 1.80%     268,919  10.92 to 8.53        2,451       0.41%  (38.47)% to (38.72)%
      2007                   1.40% to 1.85%     400,457  17.74 to 11.34       5,981       3.04%     0.95% to 0.48%
      2006                   1.40% to 2.10%     427,366  17.58 to 11.25       6,337       0.78%    11.69% to 10.89%
      2005                   1.40% to 1.80%     412,644  15.74 to 12.45       5,519       1.09%     8.00% to 7.57%
      2004                   1.40% to 1.80%     380,119  14.57 to 11.57       4,710       5.83%    13.53% to 13.08%
   Total Return Fund -- Class 1 Shares
      2008                   1.40% to 2.10%   1,880,860  11.43 to 8.65       18,765       1.80%  (30.28)% to (30.77)%
      2007                   1.40% to 2.10%   2,365,482  16.40 to 12.50      34,267       2.44%    10.11% to 9.32%
      2006                   1.40% to 2.10%   2,336,793  14.89 to 11.44      30,823       1.96%    12.16% to 11.37%
      2005                   1.40% to 2.10%   1,810,784  13.28 to 10.27      21,850       2.28%     2.80% to 1.81%
      2004                   1.40% to 1.80%     728,066  12.99 to 11.21       8,902       2.48%    10.33% to 6.24%
   Total Return Fund -- Class 3 Shares
      2008                   1.45% to 2.55%  12,950,121   8.13 to 7.17       98,633       2.24%  (30.39)% to (31.17)%
      2007                   1.40% to 2.55%   8,909,381  11.67 to 10.42     101,761       3.58%     9.89% to 6.37%
      2006                   1.40% to 2.45%   2,539,286  10.62 to 10.55      26,848       4.45%     6.24% to 5.49%
   U.S. Equity Fund -- Class 1 Shares
      2008                   1.40% to 1.80%     130,897   8.90 to 7.64          990       1.74%  (36.95)% to (37.21)%
      2007                   1.40% to 1.80%     143,327  14.11 to 12.17       1,768       0.81%     6.49% to 6.06%
      2006                   1.40% to 2.10%     237,436  13.25 to 11.47       2,860       1.37%    14.50% to 13.69%
      2005                   1.40% to 1.80%     283,750  11.57 to 9.53        3,031       1.08%     1.08% to 0.67%
      2004                   1.40% to 1.80%     340,993  11.45 to 9.46        3,690       1.35%     6.65% to 6.22%
   Genworth Variable Insurance Trust
   Genworth Calamos Growth Fund
      2008                   1.70% to 1.70%       1,352   6.43 to 6.43            9       0.00%  (75.52)% to (75.52)%
   Genworth Columbia Mid Cap Value Fund
      2008                   1.15% to 2.55%     383,490   6.58 to 6.55        2,519       0.73%  (73.59)% to (73.96)%
   Genworth Davis NY Venture Fund
      2008                   1.45% to 1.70%      35,816   7.02 to 7.01          251       0.27%  (67.57)% to (67.65)%
   Genworth Eaton Vance Large Cap Value Fund
      2008                   1.15% to 2.55%     904,145   7.60 to 7.57        6,859       0.61%  (58.22)% to (58.81)%
   Genworth Legg Mason Partners Aggressive Growth Fund
      2008                   1.15% to 2.55%   1,073,627   7.48 to 7.44        8,009       0.07%  (60.39)% to (60.95)%
   Genworth PIMCO StockPLUS Fund
      2008                   1.15% to 2.55%   1,487,679   7.25 to 7.21       10,759       4.68%  (64.12)% to (64.63)%
   Genworth Putnam International Capital Opportunities Fund
      2008                   1.15% to 2.55%     422,230   6.88 to 6.85        2,901       0.00%  (69.53)% to (69.95)%
   Genworth Thornburg International Value Fund
      2008                   1.15% to 2.55%     331,749   7.66 to 7.62        2,534       0.46%  (57.28)% to (57.88)%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Genworth Western Asset Management Core Plus Fixed Income Fund
      2008                   1.15% to 2.55%     622,817  10.59 to 10.55       6,585      0.90%     20.16% to 18.48%
Goldman Sachs Variable Insurance Trust
   Goldman Sachs Growth and Income Fund
      2008                   1.40% to 1.40%       9,686   8.37 to 8.37           81      1.77%   (35.44)% to (35.44)%
      2007                   1.40% to 1.40%      15,174  12.97 to 12.97         197      2.81%      0.07% to 0.07%
      2006                   1.40% to 1.40%      25,952  12.96 to 12.96         336      1.42%     20.92% to 20.92%
      2005                   1.40% to 1.40%      48,438  10.72 to 10.72         519      1.67%      2.48% to 2.48%
      2004                   1.40% to 1.40%      47,728  10.46 to 10.46         499      1.57%     17.13% to 17.13%
   Goldman Sachs Mid Cap Value Fund
      2008                   1.40% to 2.10%      70,748  15.95 to 7.26          744      0.89%   (37.94)% to (38.38)%
      2007                   1.40% to 2.10%      91,608  25.69 to 11.78       1,694      2.96%      1.75% to 1.02%
      2006                   1.40% to 2.10%     121,653  25.25 to 11.66       2,488      2.89%     14.54% to 13.73%
      2005                   1.40% to 1.85%     118,616  22.04 to 10.27       2,311      3.15%     13.89% to 2.67%
      2004                   1.40% to 1.40%      95,801  19.81 to 19.81       1,898      4.39%     24.12% to 24.12%
J.P. Morgan Series Trust II
   JPMorgan Bond Portfolio
      2008                   1.45% to 1.85%     142,267   9.21 to 8.39        1,298      9.11%   (17.17)% to (17.51)%
      2007                   1.45% to 1.85%     178,732  11.12 to 10.17       1,972      6.89%    (0.15)% to (0.56)%
      2006                   1.45% to 1.85%     178,097  11.13 to 10.23       1,970      4.13%      2.63% to 2.22%
      2005                   1.45% to 1.80%     174,160  10.85 to 10.72       1,880      4.36%      1.32% to 0.97%
      2004                   1.45% to 1.80%     119,093  10.71 to 10.62       1,271      3.39%      2.78% to 2.41%
   JPMorgan International Equity Portfolio
      2008                   1.45% to 1.85%      11,494  12.28 to 8.21          139      2.04%   (42.21)% to (42.44)%
      2007                   1.45% to 1.85%      24,636  21.25 to 14.27         519      0.94%      7.74% to 7.30%
      2006                   1.45% to 1.85%      18,670  19.73 to 13.29         365      0.75%     20.27% to 19.79%
      2005                   1.45% to 1.80%      10,475  16.40 to 16.21         171      0.72%      9.09% to 8.71%
      2004                   1.60% to 1.80%       6,873  14.98 to 14.91         102      0.48%     16.48% to 16.24%
   JPMorgan Mid Cap Value Portfolio
      2008                   1.45% to 1.85%     124,037  12.76 to 7.62        1,562      1.48%   (34.18)% to (34.45)%
      2007                   1.45% to 1.85%     181,666  19.38 to 11.62       3,485      2.35%      0.96% to 0.55%
      2006                   1.45% to 1.85%     189,170  19.20 to 11.55       3,600      1.75%     15.15% to 14.68%
      2005                   1.45% to 1.80%     186,166  16.67 to 16.48       3,090      0.96%      7.63% to 7.25%
      2004                   1.45% to 1.80%     141,948  15.49 to 15.36       2,191      0.56%     19.30% to 18.88%
   JPMorgan Small Company Portfolio
      2008                   1.45% to 1.80%      20,186  11.62 to 11.36         232      2.34%   (32.97)% to (33.21)%
      2007                   1.45% to 1.80%      23,380  17.34 to 17.01         402      0.51%    (7.04)% to (7.38)%
      2006                   1.45% to 1.85%      25,985  18.65 to 11.24         482      0.78%     13.34% to 12.88%
      2005                   1.45% to 1.80%      27,264  16.45 to 16.26         446      0.00%      1.92% to 1.56%
      2004                   1.45% to 1.80%      22,184  16.14 to 16.01         358      0.00%     25.33% to 24.88%
   JPMorgan U.S. Large Cap Core Equity Portfolio
      2008                   1.45% to 1.80%       9,531  10.00 to 9.78           94      1.33%   (34.94)% to (35.17)%
      2007                   1.45% to 1.80%      12,487  15.38 to 15.09         190      1.08%      0.18% to (0.18)%
      2006                   1.45% to 1.85%      12,949  15.35 to 11.50         197      1.01%     14.89% to 14.42%
      2005                   1.45% to 1.80%      13,739  13.36 to 13.21         182      1.17%    (0.12)% to (0.47)%
      2004                   1.45% to 1.80%      12,717  13.38 to 13.27         169      0.83%      7.90% to 0.00%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
Janus Aspen Series
   Balanced Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%     112,505  14.78 to 14.78       1,663      2.62%   (17.02)% to (17.02)%
      2007                   1.40% to 1.40%     141,408  17.81 to 17.81       2,518      2.47%      8.98% to 8.98%
      2006                   1.40% to 1.40%     193,839  16.34 to 16.34       3,168      1.99%      9.17% to 9.17%
      2005                   1.40% to 1.40%     280,281  14.97 to 14.97       4,195      2.20%      6.45% to 6.45%
      2004                   1.40% to 1.40%     349,565  14.06 to 14.06       4,916      2.20%      7.01% to 7.01%
   Balanced Portfolio -- Service Shares
      2008                   1.45% to 2.55%     906,647  11.10 to 8.43        8,891      2.53%   (17.28)% to (18.20)%
      2007                   1.45% to 2.55%     731,461  13.41 to 10.30       9,276      2.34%      8.68% to 4.51%
      2006                   1.45% to 2.10%     535,990  12.34 to 11.22       6,602      1.97%      8.82% to 8.10%
      2005                   1.45% to 2.10%     514,022  11.66 to 10.38       5,855      2.07%      6.10% to 3.81%
      2004                   1.45% to 1.80%     526,294  11.02 to 10.61       5,668      2.34%      6.72% to 6.34%
   Flexible Bond Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      10,265  15.24 to 15.24         156      4.03%      4.54% to 4.54%
      2007                   1.40% to 1.40%      15,368  14.57 to 14.57         224      4.56%      5.53% to 5.53%
      2006                   1.40% to 1.40%      22,072  13.81 to 13.81         305      4.71%      2.76% to 2.76%
      2005                   1.40% to 1.40%      27,043  13.44 to 13.44         363      5.40%      0.58% to 0.58%
      2004                   1.40% to 1.40%      29,300  13.36 to 13.36         391      5.70%      2.51% to 2.51%
   Forty Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      98,316  12.09 to 12.09       1,189      0.13%   (44.94)% to (44.94)%
      2007                   1.40% to 1.40%     132,400  21.96 to 21.96       2,908      0.32%     35.07% to 35.07%
      2006                   1.40% to 1.40%     187,346  16.26 to 16.26       3,047      0.33%      7.82% to 7.82%
      2005                   1.40% to 1.40%     253,827  15.08 to 15.08       3,828      0.21%     11.27% to 11.27%
      2004                   1.40% to 1.40%     283,037  13.55 to 13.55       3,836      0.25%     16.57% to 16.57%
   Forty Portfolio -- Service Shares
      2008                   1.15% to 2.55%   1,321,204   5.47 to 6.81        9,157      0.01%   (44.95)% to (45.73)%
      2007                   1.15% to 2.55%     394,414   9.93 to 12.56       5,860      0.21%   (12.17)% to 40.38%
      2006                   1.45% to 2.10%     162,268  11.68 to 11.15       1,844      0.20%      7.54% to 6.83%
      2005                   1.45% to 1.80%      56,708  12.82 to 10.76         627      0.01%     10.93% to 10.54%
      2004                   1.45% to 1.80%      50,273  11.58 to 9.72          504      0.03%     16.26% to 15.85%
   Global Life Sciences Portfolio -- Service Shares
      2008                   1.45% to 1.65%       7,321   9.64 to 9.49           72      0.00%   (30.05)% to (30.19)%
      2007                   1.45% to 1.80%       8,927  13.78 to 14.50         126      0.00%     19.93% to 19.50%
      2006                   1.45% to 1.80%      14,199  11.49 to 12.13         166      0.00%      4.80% to 4.42%
      2005                   1.45% to 1.80%      15,363  11.71 to 10.86         171      0.00%     10.70% to 10.31%
      2004                   1.45% to 1.80%      15,691  10.59 to 9.83          158      0.00%     12.57% to 12.17%
   Global Technology Portfolio -- Service Shares
      2008                   1.45% to 1.80%       1,885   5.11 to 6.45           11      0.10%   (44.79)% to (44.98)%
      2007                   1.45% to 1.80%       4,628   9.26 to 11.72          53      0.29%     19.92% to 19.50%
      2006                   1.45% to 1.80%       7,179   7.72 to 9.81           67      0.00%      6.27% to 5.89%
      2005                   1.45% to 1.80%       8,241   9.33 to 7.20           72      0.00%      9.94% to 9.55%
      2004                   1.45% to 1.80%      10,494   8.50 to 6.56           83      0.00%    (0.89)% to (1.24)%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   International Growth Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      44,047  13.56 to 13.56         597      2.66%   (52.79)% to (52.79)%
      2007                   1.40% to 1.40%      56,741  28.72 to 28.72       1,630      0.58%     26.51% to 26.51%
      2006                   1.40% to 1.40%      80,323  22.70 to 22.70       1,823      1.86%     44.97% to 44.97%
      2005                   1.40% to 1.40%     113,239  15.66 to 15.66       1,773      1.20%     30.45% to 30.45%
      2004                   1.40% to 1.40%     124,062  12.00 to 12.00       1,489      0.91%     17.28% to 17.28%
   International Growth Portfolio -- Service Shares
      2008                   1.45% to 1.80%      50,271  10.83 to 12.40         583      2.71%   (52.92)% to (53.09)%
      2007                   1.45% to 1.80%      56,739  23.01 to 26.44       1,410      0.45%     26.15% to 25.70%
      2006                   1.45% to 2.10%      61,529  18.24 to 17.84       1,214      1.85%     44.51% to 43.56%
      2005                   1.45% to 1.80%      71,241  16.64 to 12.50         975      1.08%     30.03% to 29.57%
      2004                   1.45% to 1.80%      78,224  12.83 to 9.64          825      0.93%     16.97% to 16.55%
   Large Cap Growth Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      77,540   7.32 to 7.32          568      0.71%   (40.57)% to (40.57)%
      2007                   1.40% to 1.40%      99,462  12.32 to 12.32       1,225      0.67%     13.47% to 13.47%
      2006                   1.40% to 1.40%     157,207  10.85 to 10.85       1,706      0.46%      9.82% to 9.82%
      2005                   1.40% to 1.40%     202,244   9.88 to 9.88        1,999      0.34%      2.83% to 2.83%
      2004                   1.40% to 1.40%     221,060   9.61 to 9.61        2,125      0.14%      3.05% to 3.05%
   Large Cap Growth Portfolio -- Service Shares
      2008                   1.45% to 1.80%      19,519   5.87 to 6.93          121      0.57%   (40.74)% to (40.95)%
      2007                   1.45% to 1.80%      30,330   9.90 to 11.73         322      0.52%     13.12% to 12.72%
      2006                   1.45% to 1.80%      36,152   8.75 to 10.41         325      0.27%      9.53% to 9.14%
      2005                   1.45% to 1.80%      40,342   9.61 to 7.92          335      0.13%      2.51% to 2.15%
      2004                   1.45% to 1.80%      44,074   9.39 to 7.74          361      0.00%      2.69% to 2.33%
   Mid Cap Growth Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      90,364   9.61 to 9.61          868      0.23%   (44.51)% to (44.51)%
      2007                   1.40% to 1.40%     118,780  17.31 to 17.31       2,056      0.19%     20.33% to 20.33%
      2006                   1.40% to 1.40%     178,962  14.39 to 14.39       2,575      0.00%     12.03% to 12.03%
      2005                   1.40% to 1.40%     254,013  12.84 to 12.84       3,262      0.00%     10.74% to 10.74%
      2004                   1.40% to 1.40%     283,191  11.60 to 11.60       3,284      0.00%     19.06% to 19.06%
   Mid Cap Growth Portfolio -- Service Shares
      2008                   1.45% to 1.80%      14,419   7.19 to 9.76          116      0.06%   (44.67)% to (44.87)%
      2007                   1.45% to 1.80%      18,858  13.00 to 17.71         274      0.06%     19.97% to 19.54%
      2006                   1.45% to 1.80%      30,009  10.84 to 14.82         355      0.00%     11.67% to 11.27%
      2005                   1.45% to 1.80%      31,390  13.42 to 9.62          335      0.00%     10.41% to 10.02%
      2004                   1.45% to 1.80%      41,831  12.17 to 8.73          394      0.00%     18.73% to 18.31%
   Worldwide Growth Portfolio -- Institutional Shares
      2008                   1.40% to 1.40%      98,551   6.81 to 6.81          671      1.16%   (45.44)% to (45.44)%
      2007                   1.40% to 1.40%     121,252  12.48 to 12.48       1,513      0.72%      8.09% to 8.09%
      2006                   1.40% to 1.40%     153,878  11.54 to 11.54       1,776      1.71%     16.56% to 16.56%
      2005                   1.40% to 1.40%     195,583   9.90 to 9.90        1,937      1.37%      4.39% to 4.39%
      2004                   1.40% to 1.40%     214,028   9.49 to 9.49        2,030      1.02%      3.31% to 3.31%

                              EXPENSES AS A                                          INVESTMENT
                              % OF AVERAGE                               NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)    UNITS       UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Worldwide Growth Portfolio -- Service Shares
      2008                   1.45% to 1.80%      38,607   5.56 to 6.38          233      0.97%   (45.61)% to (45.80)%
      2007                   1.45% to 1.80%      50,040  10.23 to 11.78         552      0.53%      7.77% to 7.38%
      2006                   1.45% to 1.80%      62,163   9.49 to 10.97         634      1.59%     16.23% to 15.82%
      2005                   1.45% to 1.80%      81,215   9.54 to 8.09          722      1.26%      4.04% to 3.67%
      2004                   1.45% to 1.80%      79,183   9.19 to 7.79          675      0.89%      3.01% to 2.65%
JPMorgan Insurance Trust
   JPMorgan Insurance Trust Balanced Portfolio -- Class 1
      2008                   1.60% to 1.60%       1,806   8.32 to 8.32           15      8.01%   (25.52)% to (25.52)%
      2007                   1.45% to 1.60%       4,232  11.21 to 11.18          47      1.27%      4.59% to 4.43%
      2006                   1.45% to 2.20%         733  10.71 to 10.66           8      0.00%      7.14% to 6.59%
   JPMorgan Insurance Trust Core Bond Portfolio -- Class 1
      2008                   1.45% to 2.20%     146,151  10.92 to 10.70       1,569      4.96%    (0.16)% to (0.92)%
      2007                   1.45% to 2.20%     144,682  10.94 to 10.80       1,553      4.62%      3.96% to 4.76%
      2006                   1.45% to 2.20%      84,908  10.44 to 10.39         883      0.00%      4.40% to 3.87%
   JPMorgan Insurance Trust Diversified Equity Portfolio -- Class 1
      2008                   1.45% to 2.20%     112,817   7.70 to 7.54          830      6.33%   (35.75)% to (36.24)%
      2007                   1.45% to 2.20%      65,693  11.98 to 11.83         762      0.13%      8.84% to 8.01%
   JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio -- Class 1
      2008                   1.45% to 2.20%      47,955   6.40 to 6.27          304      0.97%   (44.60)% to (45.03)%
      2007                   1.45% to 1.80%       3,588  11.56 to 11.49          41      1.80%     15.53% to 15.12%
      2006                   1.45% to 2.20%         229  10.00 to 9.95            2      0.00%      0.02% to (0.48)%
   JPMorgan Insurance Trust Equity Index Portfolio -- Class 1
      2008                   1.45% to 2.20%      88,352   6.97 to 6.83          589      1.85%   (38.12)% to (38.59)%
      2007                   1.45% to 2.20%      49,360  11.26 to 11.12         539      0.10%      3.56% to 2.77%
   JPMorgan Insurance Trust Government Bond Portfolio -- Class 1
      2008                   1.45% to 2.20%      87,934  12.00 to 11.75       1,029      5.23%      8.43% to 7.61%
      2007                   1.45% to 2.20%     126,899  11.06 to 10.92       1,374      5.15%      5.92% to 5.11%
      2006                   1.45% to 2.20%      82,767  10.44 to 10.39         861      0.00%      4.44% to 3.92%
   JPMorgan Insurance Trust Intrepid Growth Portfolio -- Class 1
      2008                   1.45% to 2.20%     109,254   6.73 to 6.60          721      0.93%   (40.10)% to (40.56)%
      2007                   1.45% to 2.20%      78,091  11.24 to 11.10         866      0.00%      9.92% to 9.08%
   JPMorgan Insurance Trust Intrepid Mid Cap Portfolio -- Class 1
      2008                   1.45% to 2.20%      55,839   6.28 to 6.16          344      1.61%   (39.70)% to (40.16)%
      2007                   1.45% to 2.20%      78,269  10.42 to 10.29         805      0.28%      1.37% to 0.59%
      2006                   1.45% to 2.20%       6,621  10.28 to 10.23          68      0.00%      2.79% to 2.27%
Legg Mason Partners Variable Equity Trust
   Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II
      2008                   1.45% to 2.10%      74,915   9.21 to 6.66          648      0.00%   (41.44)% to (41.83)%
      2007                   1.45% to 2.10%      83,475  15.72 to 11.44       1,221      0.00%    (1.10)% to (1.75)%
      2006                   1.45% to 2.10%      81,172  15.90 to 11.65       1,200      0.00%      9.14% to 8.43%
      2005                   1.45% to 1.80%      27,586  14.57 to 12.46         396      0.00%      8.06% to 7.68%
      2004                   1.45% to 1.80%      15,176  13.48 to 11.56         203      0.00%      7.21% to 6.83%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Legg Mason Partners Variable Capital and Income Portfolio -- Class I
      2008                   1.40% to 1.40%       8,134   6.42 to 6.42          52       2.48%   (35.93)% to (35.93)%
      2007                   1.40% to 1.40%      10,652  10.02 to 10.02        107       4.18%      0.27% to 0.27%
      2006                   1.40% to 1.40%       9,139  13.49 to 13.49        123       1.84%     10.99% to 10.99%
      2005                   1.40% to 1.40%      12,380  12.15 to 12.15        150       2.19%      1.88% to 1.88%
      2004                   1.40% to 1.40%      11,632  11.93 to 11.93        139       2.20%      7.21% to 7.21%
   Legg Mason Partners Variable Capital and Income Portfolio -- Class II
      2008                   1.60% to 2.30%      78,379   6.39 to 6.32         498       2.61%   (36.00)% to (36.46)%
      2007                   1.45% to 2.30%      82,775  10.00 to 9.94         825       4.38%      0.02% to (0.84)%
      2006                   1.45% to 2.10%      45,209  11.69 to 11.16        502       3.43%     10.63% to 9.91%
      2005                   1.85% to 2.10%       6,313  10.17 to 10.15         64       2.96%      1.65% to 1.54%
   Legg Mason Partners Variable Fundamental Value Portfolio -- Class I
      2008                   1.45% to 1.85%      55,862   5.94 to 5.90         331       1.65%   (37.50)% to (37.75)%
      2007                   1.45% to 1.85%      63,837   9.50 to 9.48         606       1.66%    (7.21)% to (7.59)%
      2006                   1.45% to 2.10%      38,949  16.36 to 11.86        596       1.39%     16.17% to 15.41%
      2005                   1.45% to 1.85%      36,647  14.08 to 10.28        476       0.77%      2.85% to 1.96%
      2004                   1.45% to 1.70%      22,865  13.77 to 11.41        299       0.31%      6.51% to 6.24%
   Legg Mason Partners Variable Investors Portfolio -- Class I
      2008                   1.40% to 1.40%       4,274   9.64 to 9.64          41       1.31%   (36.53)% to (36.53)%
      2007                   1.40% to 1.40%       4,876  15.19 to 15.19         74       0.59%      2.44% to 2.44%
      2006                   1.40% to 1.40%      15,149  14.83 to 14.83        225       1.59%     16.61% to 16.61%
      2005                   1.40% to 1.40%      17,059  12.72 to 12.72        217       1.20%      5.04% to 5.04%
      2004                   1.40% to 1.40%      17,775  12.11 to 12.11        215       1.43%      8.83% to 8.83%
Legg Mason Partners Variable Income Trust
   Legg Mason Partners Variable Strategic Bond Portfolio -- Class I
      2008                   1.40% to 1.40%       5,157  12.09 to 12.09         62       6.24%   (18.19)% to (18.19)%
      2007                   1.40% to 1.40%       5,447  14.78 to 14.78         81       2.86%      0.56% to 0.56%
      2006                   1.40% to 1.40%      13,982  14.70 to 14.70        206       4.86%      3.56% to 3.56%
      2005                   1.40% to 1.40%      22,548  14.20 to 14.20        320       6.17%      1.04% to 1.04%
      2004                   1.40% to 1.40%      21,371  14.05 to 14.05        300       4.63%      5.15% to 5.15%
MFS(R) Variable Insurance Trust
   MFS(R) Investors Growth Stock Series -- Service Class Shares
      2008                   1.45% to 1.85%     179,791   5.93 to 7.27       1,163       0.32%   (37.90)% to (38.15)%
      2007                   1.45% to 1.85%     246,821   9.54 to 11.75      2,531       0.08%      9.41% to 8.96%
      2006                   1.45% to 2.10%     267,531   8.72 to 10.75      2,506       0.00%      5.75% to 5.06%
      2005                   1.45% to 1.85%     268,191  11.54 to 8.17       2,395       0.14%      2.72% to 2.36%
      2004                   1.45% to 1.80%     237,223  11.26 to 7.97       2,076       0.00%      7.40% to 7.02%
   MFS(R) Investors Trust Series -- Service Class Shares
      2008                   1.45% to 1.80%     187,475   7.68 to 8.26       1,510       0.90%   (34.22)% to (34.46)%
      2007                   1.45% to 1.80%     316,313  11.68 to 12.61      3,859       0.59%      8.43% to 8.04%
      2006                   1.45% to 2.10%     331,356  10.77 to 11.48      3,735       0.27%     11.06% to 10.33%
      2005                   1.45% to 1.80%     375,666  12.27 to 9.61       3,829       0.29%      5.48% to 5.10%
      2004                   1.45% to 1.80%     272,593  11.66 to 9.13       2,679       0.37%      9.51% to 9.13%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   MFS(R) New Discovery Series -- Service Class Shares
      2008                   1.45% to 1.85%      91,281   6.21 to 6.93         581       5.35%   (40.40)% to (40.64)%
      2007                   1.40% to 1.85%     101,786  15.51 to 11.67      1,087       2.33%      0.81% to 0.35%
      2006                   1.40% to 2.10%     111,171  15.39 to 11.59      1,184       0.00%     11.36% to 10.56%
      2005                   1.40% to 1.80%     106,441  13.82 to 9.21       1,023       0.00%      3.57% to 3.15%
      2004                   1.40% to 1.80%     107,420  13.34 to 8.91       1,000       0.00%      4.72% to 4.30%
   MFS(R) Strategic Income Series -- Service Class Shares
      2008                   1.45% to 2.20%      78,510  10.94 to 9.01         802       4.84%   (13.54)% to (14.20)%
      2007                   1.45% to 1.80%      62,597  12.65 to 12.42        788       4.61%      1.91% to 1.55%
      2006                   1.45% to 1.85%      57,222  12.42 to 10.41        707       5.32%      4.85% to 4.43%
      2005                   1.45% to 1.80%      47,786  11.84 to 11.70        564       5.25%      0.15% to (0.20)%
      2004                   1.45% to 1.80%      20,000  11.82 to 11.73        236       4.11%      5.98% to 5.61%
   MFS(R) Total Return Series -- Service Class Shares
      2008                   1.45% to 2.55%   1,149,310  10.94 to 7.37       9,874       3.72%   (23.45)% to (24.30)%
      2007                   1.45% to 2.55%   1,147,271  14.29 to 9.73      13,201       2.17%      2.42% to (4.04)%
      2006                   1.45% to 2.10%     663,906  13.95 to 10.95      7,790       2.57%     10.01% to 9.29%
      2005                   1.45% to 2.10%     364,230  12.68 to 10.02      3,960       1.60%      3.13% to 0.22%
      2004                   1.45% to 1.80%      53,407  12.54 to 12.44        668       0.99%      9.42% to 9.03%
   MFS(R) Utilities Series -- Service Class Shares
      2008                   1.45% to 1.80%     228,437  11.74 to 15.24      2,785       6.66%   (38.71)% to (38.93)%
      2007                   1.45% to 1.80%     248,119  19.15 to 24.96      5,436       3.36%     25.70% to 25.25%
      2006                   1.45% to 2.10%     228,573  15.24 to 13.56      4,011       1.75%     29.07% to 28.22%
      2005                   1.45% to 1.80%     148,613  15.97 to 11.69      2,009       0.46%     14.89% to 14.48%
      2004                   1.45% to 1.80%     108,178  13.93 to 10.20      1,254       1.14%     27.96% to 27.51%
Oppenheimer Variable Account Funds
   Oppenheimer Balanced Fund/VA
      2008                   1.40% to 1.40%      29,034   8.76 to 8.76         254       5.54%   (44.27)% to (44.27)%
      2007                   1.40% to 1.40%      47,193  15.72 to 15.72        742       2.92%      2.33% to 2.33%
      2006                   1.40% to 1.40%      60,908  15.37 to 15.37        936       2.69%      9.60% to 9.60%
      2005                   1.40% to 1.40%      63,804  14.02 to 14.02        895       1.75%      2.44% to 2.44%
      2004                   1.40% to 1.40%      65,972  13.69 to 13.69        903       1.04%      8.56% to 8.56%
   Oppenheimer Balanced Fund/VA -- Service Shares
      2008                   1.45% to 2.55%     824,920   6.93 to 5.33       5,011       3.48%   (44.43)% to (45.06)%
      2007                   1.45% to 2.55%     608,007  12.46 to 9.69       6,923       1.80%      2.94% to (4.56)%
      2006                   1.45% to 2.10%     289,515  12.22 to 10.88      3,362       1.92%      9.25% to 8.54%
      2005                   1.45% to 2.10%     116,613  11.19 to 10.02      1,277       1.12%      2.17% to 0.23%
      2004                   1.45% to 1.80%      21,182  10.95 to 10.92        231       0.00%      9.49% to 9.23%
   Oppenheimer Capital Appreciation Fund/VA
      2008                   1.40% to 1.40%      26,619   8.12 to 8.12         216       0.17%   (46.28)% to (46.28)%
      2007                   1.40% to 1.40%      42,425  15.11 to 15.11        641       0.27%     12.54% to 12.54%
      2006                   1.40% to 1.40%      76,363  13.43 to 13.43      1,025       0.40%      6.44% to 6.44%
      2005                   1.40% to 1.40%      95,109  12.61 to 12.61      1,200       0.92%      3.63% to 3.63%
      2004                   1.40% to 1.40%     103,013  12.17 to 12.17      1,254       0.34%      5.44% to 5.44%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Oppenheimer Capital Appreciation Fund/VA -- Service Shares
      2008                   1.45% to 1.95%     303,554   8.84 to 5.95       2,570       0.00%   (46.45)% to (46.72)%
      2007                   1.45% to 1.95%     326,014  16.51 to 11.16      5,279       0.01%     12.20% to 11.63%
      2006                   1.45% to 2.10%     368,738  14.71 to 10.93      5,251       0.19%      6.12% to 5.43%
      2005                   1.45% to 1.80%     360,762  13.86 to 11.56      4,932       0.68%      3.35% to 2.98%
      2004                   1.45% to 1.80%     293,809  13.41 to 11.21      3,891       0.15%      5.07% to 0.00%
   Oppenheimer Core Bond Fund/VA
      2008                   1.40% to 1.40%      52,853   8.42 to 8.42         445       5.10%   (39.90)% to (39.90)%
      2007                   1.40% to 1.40%      71,932  14.01 to 14.01      1,008       5.57%      2.92% to 2.92%
      2006                   1.40% to 1.40%     102,146  13.62 to 13.62      1,391       5.64%      3.81% to 3.81%
      2005                   1.40% to 1.40%     124,512  13.12 to 13.12      1,633       5.23%      1.16% to 1.16%
      2004                   1.40% to 1.40%     148,287  12.97 to 12.97      1,923       4.71%      4.01% to 4.01%
   Oppenheimer Global Securities Fund/VA -- Service Shares
      2008                   1.15% to 2.55%   1,235,706   5.72 to 5.72       9,627       1.20%   (41.02)% to (41.86)%
      2007                   1.45% to 1.80%     660,568  16.13 to 16.47     10,803       1.45%      4.53% to 4.16%
      2006                   1.45% to 2.10%     563,742  15.43 to 12.69      8,844       0.75%     15.67% to 14.91%
      2005                   1.45% to 1.80%     408,142  14.28 to 13.22      5,554       0.77%     12.41% to 12.01%
      2004                   1.45% to 1.80%     278,346  12.74 to 11.78      3,373       1.04%     17.16% to 16.74%
   Oppenheimer High Income Fund/VA
      2008                   1.40% to 1.40%      16,522   2.64 to 2.64          44       7.72%   (78.97)% to (78.97)%
      2007                   1.40% to 1.40%      17,149  12.54 to 12.54        215       9.03%    (1.51)% to (1.51)%
      2006                   1.40% to 1.40%      38,076  12.74 to 12.74        485       7.53%      7.90% to 7.90%
      2005                   1.40% to 1.40%      44,334  11.80 to 11.80        523       6.61%      0.89% to 0.89%
      2004                   1.40% to 1.40%      51,734  11.70 to 11.70        605       6.62%      7.44% to 7.44%
   Oppenheimer Main Street Fund/VA -- Service Shares
      2008                   1.15% to 2.55%   2,084,950   5.88 to 5.83      13,772       1.49%   (39.33)% to (40.19)%
      2007                   1.45% to 1.95%     780,090  11.92 to 10.23      9,579       0.84%      2.63% to 2.30%
      2006                   1.45% to 2.10%   1,041,036  11.61 to 11.56     12,274       0.90%     13.10% to 12.35%
      2005                   1.45% to 1.80%     782,619  11.86 to 10.17      8,335       1.18%      4.21% to 3.84%
      2004                   1.45% to 1.80%     745,279  11.41 to 9.78       7,647       0.67%      7.56% to 7.18%
   Oppenheimer Main Street Small Cap Fund/VA -- Service Shares
      2008                   1.15% to 2.55%     565,616   5.90 to 5.44       4,778       0.82%   (38.72)% to (39.59)%
      2007                   1.15% to 2.55%     609,742   9.64 to 9.00       8,792       0.26%   (62.57)% to (14.53)%
      2006                   1.45% to 2.10%     308,592  19.24 to 11.80      5,729       0.17%     13.00% to 12.26%
      2005                   1.45% to 1.85%     276,605  17.02 to 10.53      4,618       0.00%      8.13% to 5.27%
      2004                   1.45% to 1.80%     190,222  15.74 to 12.38      2,960       0.00%     17.45% to 17.04%
   Oppenheimer MidCap Fund/VA
      2008                   1.40% to 1.40%      31,338   6.52 to 6.52         204       0.00%   (49.78)% to (49.78)%
      2007                   1.40% to 1.40%      36,914  12.98 to 12.98        479       0.00%      4.84% to 4.84%
      2006                   1.40% to 1.40%      49,038  12.38 to 12.38        607       0.00%      1.52% to 1.52%
      2005                   1.40% to 1.40%      67,114  12.20 to 12.20        819       0.00%     10.76% to 10.76%
      2004                   1.40% to 1.40%      87,791  11.01 to 11.01        967       0.00%     18.10% to 18.10%
   Oppenheimer MidCap Fund/VA -- Service Shares
      2008                   1.45% to 1.80%      19,137   8.25 to 8.09         155       0.00%   (49.95)% to (50.13)%
      2007                   1.45% to 1.80%      19,494  16.49 to 16.22        316       0.00%      4.49% to 4.12%
      2006                   1.45% to 2.10%      20,325  15.78 to 10.59        316       0.00%      1.22% to 0.55%
      2005                   1.45% to 1.80%      17,793  15.59 to 13.25        274       0.00%     10.37% to 9.98%
      2004                   1.45% to 1.80%      13,851  14.13 to 12.03        191       0.00%     17.70% to 17.28%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
PIMCO Variable Insurance Trust
   PIMCO All Asset Portfolio -- Advisor Class Shares
      2008                   1.45% to 1.70%      92,739   9.48 to 8.26         874       5.41%   (17.13)% to (17.34)%
      2007                   1.45% to 1.70%     112,900  11.44 to 11.36      1,291       8.14%      6.61% to 6.34%
      2006                   1.45% to 2.10%      78,885  10.73 to 10.45        846       5.45%      3.05% to 2.37%
      2005                   1.45% to 1.70%      65,505  10.41 to 10.40        682       7.90%      4.14% to 3.96%
   PIMCO Foreign Bond Portfolio (U.S. Dollar-Hedged) -- Administrative Class Shares
      2008                   1.45% to 1.80%       8,783  11.86 to 11.18        100       3.06%    (3.81)% to (4.15)%
      2007                   1.45% to 1.80%      11,954  12.33 to 11.67        142       3.36%      2.11% to 1.75%
      2006                   1.45% to 1.80%      11,972  12.07 to 11.47        140       4.23%      0.71% to 0.35%
      2005                   1.45% to 1.80%      13,291  11.99 to 11.43        154       3.21%      3.63% to 3.26%
      2004                   1.45% to 1.80%      12,249  11.57 to 11.07        138       2.94%      4.03% to 3.66%
   PIMCO High Yield Portfolio -- Administrative Class Shares
      2008                   1.15% to 2.55%     701,997   7.58 to 7.33       6,448       6.77%   (24.39)% to (25.46)%
      2007                   1.45% to 2.10%     391,542  14.37 to 10.85      5,506       6.97%      1.98% to 1.31%
      2006                   1.45% to 2.10%     507,230  14.09 to 10.71      6,741       6.87%      7.50% to 6.79%
      2005                   1.45% to 1.85%     368,012  13.11 to 10.04      4,751       6.60%      2.61% to 0.42%
      2004                   1.45% to 1.80%     307,070  12.78 to 11.03      3,876       6.78%      7.95% to 7.57%
   PIMCO Long-Term U.S. Government Portfolio -- Administrative Class Shares
      2008                   1.15% to 2.55%   1,178,994  11.87 to 12.10     18,710       4.24%     15.94% to 14.31%
      2007                   1.15% to 2.55%     906,567  10.23 to 10.58     12,168       4.53%     39.98% to 8.82%
      2006                   1.45% to 2.10%     689,640   13.81 to 9.85      8,952       5.57%    (0.31)% to (0.97)%
      2005                   1.45% to 1.85%     646,666   13.86 to 9.96      8,606       4.43%      3.23% to (0.43)%
      2004                   1.45% to 1.80%     536,992  13.42 to 10.55      6,959       4.35%      6.01% to 5.63%
   PIMCO Low Duration Portfolio -- Administrative Class Shares
      2008                   1.15% to 2.55%   2,606,646   9.91 to 10.08     26,729       4.47%    (1.57)% to (2.96)%
      2007                   1.15% to 2.55%   2,419,403  10.07 to 10.39     25,886       3.29%     12.33% to 5.82%
      2006                   1.45% to 2.10%     128,640  10.24 to 10.15      1,313       4.23%      2.47% to 1.79%
      2005                   1.45% to 1.85%      70,800   9.99 to 9.97         706       2.26%    (0.10)% to (0.27)%
   PIMCO Total Return Portfolio -- Administrative Class Shares
      2008                   1.15% to 2.55%   2,688,765  10.49 to 10.73     34,193       5.68%      3.59% to 2.12%
      2007                   1.15% to 2.55%   2,192,913  10.13 to 10.51     27,935       4.78%     23.46% to 7.72%
      2006                   1.40% to 2.10%   2,283,709  10.81 to 10.11     27,078       5.05%      2.39% to 1.66%
      2005                   1.40% to 1.85%   1,822,587  12.27 to 9.96      21,610       4.34%      1.02% to (0.40)%
      2004                   1.40% to 1.80%   1,546,617  12.15 to 10.34     18,207       2.65%      3.42% to 3.00%
The Prudential Series Fund
   Jennison 20/20 Focus Portfolio -- Class II Shares
      2008                   1.45% to 2.25%      88,573  12.16 to 6.39       1,015       7.19%   (40.28)% to (40.77)%
      2007                   1.15% to 2.55%     342,398   9.65 to 10.24      4,709      10.05%   (60.83)% to 3.60%
      2006                   1.45% to 2.10%     203,375  18.77 to 12.42      2,659       0.28%     11.97% to 11.23%
      2005                   1.45% to 1.80%       4,679  16.76 to 14.72         78       0.00%     19.51% to 19.08%
      2004                   1.60% to 1.70%       1,137  13.99 to 12.35         16       0.00%     13.42% to 0.00%
   Jennison Portfolio -- Class II Shares
      2008                   1.45% to 1.85%       6,285   9.91 to 7.23          61       0.07%   (38.46)% to (38.71)%
      2007                   1.45% to 1.85%       6,212  16.11 to 11.80         98       0.00%      9.93% to 9.48%
      2006                   1.45% to 2.10%       6,298  14.66 to 10.74         90       0.00%    (0.10)% to (0.76)%
      2005                   1.60% to 1.80%       4,257  14.61 to 12.75         60       0.00%     12.21% to 11.98%
      2004                   1.60% to 1.80%       6,109  13.02 to 12.98         79       0.04%      7.47% to 7.25%

                              EXPENSES AS A                                          INVESTMENT
                               % OF AVERAGE                              NET ASSETS    INCOME            TOTAL
                              NET ASSETS(1)     UNITS      UNIT VALUE       000s      RATIO(2)         RETURN(3)
                             --------------  ----------  --------------  ----------  ----------  --------------------
   Natural Resources Portfolio -- Class II Shares
      2008                   1.15% to 2.55%     350,976   4.69 to 5.89       2,602      12.80%   (53.73)% to (54.38)%
      2007                   1.15% to 2.55%     144,211  10.13 to 12.90      3,101      25.50%     46.22% to 24.48%
      2006                   1.45% to 2.10%      58,919  17.83 to 15.26      1,048       2.33%     19.96% to 19.17%
      2005                   1.45% to 1.80%      20,961  14.86 to 14.83        311       0.00%     48.61% to 48.25%
Rydex Variable Trust
   NASDAQ -- 100(R) Fund
      2008                   1.45% to 1.80%      93,813   5.52 to 6.39         579       0.17%   (42.76)% to (42.96)%
      2007                   1.45% to 1.80%      99,244   9.64 to 11.20      1,069       0.07%     16.11% to 15.69%
      2006                   1.45% to 2.10%     101,920   8.30 to 10.69        951       0.00%      4.24% to 3.56%
      2005                   1.45% to 1.80%     105,385  11.38 to 7.89         946       0.00%    (0.35)% to (0.70)%
      2004                   1.45% to 1.80%     106,355  11.45 to 7.94         958       0.00%      7.76% to 7.38%
The Universal Institutional Funds, Inc.
   Equity and Income Portfolio -- Class II Shares
      2008                   1.45% to 2.55%     139,317   7.41 to 7.30       1,026       3.23%   (23.80)% to (24.65)%
      2007                   1.45% to 2.55%      97,099   9.76 to 9.68         942       0.15%    (3.59)% to (4.67)%
Van Kampen Life Investment Trust
   Captial Growth Portfolio -- Class II Shares
      2008                   1.45% to 1.80%      48,771   5.57 to 5.44         274       0.20%   (49.85)% to (50.03)%
      2007                   1.45% to 1.80%      49,554  11.10 to 10.88        558       0.00%     14.94% to 14.53%
      2006                   1.45% to 2.10%      30,869   9.66 to 10.46        304       0.00%      1.14% to 0.48%
      2005                   1.45% to 1.80%      20,639  11.54 to 9.43         199       0.01%      6.08% to 5.71%
      2004                   1.45% to 1.80%      17,247  10.90 to 8.92         159       0.00%      5.23% to 4.86%
   Comstock Portfolio -- Class II Shares
      2008                   1.45% to 2.25%     334,381   8.58 to 5.97       2,788       2.39%   (36.73)% to (37.25)%
      2007                   1.15% to 2.55%     736,728   9.50 to 9.12       8,915       1.33%   (86.90)% to (12.88)%
      2006                   1.45% to 2.10%     361,698  14.08 to 11.68      4,981       2.30%     14.37% to 13.61%
      2005                   1.45% to 1.85%     272,991  12.78 to 10.29      3,362       0.75%      2.93% to 2.24%
      2004                   1.45% to 1.80%     136,052  12.49 to 11.89      1,631       0.52%     15.73% to 15.31%

----------
(1) Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, administrative expenses, a charge for the bonus credit, and other rider charges for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying Portfolios are excluded.

(2) The investment income ratio represents the ordinary dividends received by the subaccount from the Portfolio divided by average net assets.

(3) The total return represents a range of minimum and maximum annual total returns for the year or lesser period indicated and includes deductions for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       Consolidated Financial Statements

                 Years Ended December 31, 2008, 2007 and 2006

    (With Report of Independent Registered Public Accounting Firm Thereon)

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                               Table of Contents

                               December 31, 2008

                                                                                                                Page
                                                                                                                ----
Financial Statements:

   Report of Independent Registered Public Accounting Firm..................................................... F-1

   Consolidated Statements of Income for the years ended December 31, 2008, 2007 and 2006...................... F-2

   Consolidated Balance Sheets as of December 31, 2008 and 2007................................................ F-3

   Consolidated Statements of Changes in Stockholders' Equity for the years ended December 31, 2008, 2007 and
     2006...................................................................................................... F-4

   Consolidated Statements of Cash Flows for the years ended December 31, 2008, 2007 and 2006.................. F-5

   Notes to Consolidated Financial Statements.................................................................. F-6

            Report of Independent Registered Public Accounting Firm

The Board of Directors
Genworth Life Insurance Company of New York:

   We have audited the accompanying consolidated balance sheets of Genworth Life Insurance Company of New York and subsidiaries (the Company) as of December 31, 2008 and 2007, and the related consolidated statements of income, changes in stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2008. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life Insurance Company of New York and subsidiaries as of December 31, 2008 and 2007, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

/s/  KPMG LLP

Richmond, Virginia
April 20, 2009

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                       Consolidated Statements of Income

                             (Amounts in millions)

                          Years ended December 31,
                          -----------------------
                            2008    2007    2006
                          -------  ------  ------
Revenues:
Net investment income.... $ 314.1  $301.4  $293.9
Premiums.................   210.7   214.7   220.8
Net investment gains
  (losses)...............  (228.8)  (22.8)  (25.1)
Policy fees and other
  income.................    29.0    18.0    12.9
                          -------  ------  ------
   Total revenues........   325.0   511.3   502.5
                          -------  ------  ------
Benefits and expenses:
Benefits and other
  changes in policy
  reserves...............   231.5   220.7   224.0
Interest credited........   143.4   124.6   125.5
Acquisition and
  operating expenses,
  net of deferrals.......    45.6    39.5    42.1
Amortization of deferred
  acquisition costs and
  intangibles............    35.0    42.4    38.0
Goodwill impairment......    25.3      --      --
                          -------  ------  ------
   Total benefits and
     expenses............   480.8   427.2   429.6
                          -------  ------  ------
Income (loss) before
  income taxes...........  (155.8)   84.1    72.9
Provision (benefit) for
  income taxes...........   (46.9)   29.7    22.7
                          -------  ------  ------
Net income (loss)........ $(108.9) $ 54.4  $ 50.2
                          =======  ======  ======


         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                          Consolidated Balance Sheets

           (Amounts in millions, except share and per share amounts)

                               December 31,
                            ------------------
                              2008      2007
                            --------  --------
Assets
Investments:
   Fixed maturity
    securities
    available-for-sale,
    at fair value.......... $3,620.0  $4,181.2
   Equity securities
    available-for-sale,
    at fair value..........     23.5      82.4
   Commercial mortgage
    loans..................    892.7     982.0
   Policy loans............     31.5      30.8
   Other invested assets...    530.8     105.8
                            --------  --------
     Total investments.....  5,098.5   5,382.2
                            --------  --------
Cash and cash equivalents..    497.7     227.6
Accrued investment income..     51.4      46.3
Deferred acquisition
 costs.....................    608.4     457.2
Goodwill...................     49.1      74.4
Intangible assets..........     86.4      48.0
Reinsurance recoverable....  1,877.1   1,719.6
Other assets...............     41.3      19.5
Deferred income tax asset..    110.8        --
Separate account assets....    707.3     781.9
                            --------  --------
     Total assets.......... $9,128.0  $8,756.7
                            ========  ========
Liabilities and
 stockholders' equity
Liabilities:
   Future policy benefits.. $2,303.1  $2,063.0
   Policyholder account
    balances...............  4,558.5   4,209.6
   Liability for policy
    and contract claims....    318.7     255.8
   Unearned premiums.......     58.3      57.1
   Other liabilities.......    547.2     297.3
   Deferred income tax
    liability..............       --      87.5
   Separate account
    liabilities............    707.3     781.9
                            --------  --------
     Total liabilities.....  8,493.1   7,752.2
                            --------  --------
Commitments and
 contingencies
Stockholders' equity:
   Common stock ($1,000
    par value, 3,056
    shares authorized,
    issued and
    outstanding)...........      3.1       3.1
   Additional paid-in
    capital................    667.0     634.8
                            --------  --------
   Accumulated other
    comprehensive income
    (loss):
     Net unrealized
       investment gains
       (losses)............   (442.1)    (30.2)
     Derivatives
       qualifying as
       hedges..............    132.6      13.6
                            --------  --------
   Total accumulated
    other comprehensive
    income (loss)..........   (309.5)    (16.6)
   Retained earnings.......    274.3     383.2
                            --------  --------
     Total stockholders'
       equity..............    634.9   1,004.5
                            --------  --------
     Total liabilities
       and stockholders'
       equity.............. $9,128.0  $8,756.7
                            ========  ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

          Consolidated Statements of Changes in Stockholders' Equity

                             (Amounts in millions)

                                              Accumulated
                                  Additional     other                  Total
                           Common  paid-in   comprehensive Retained stockholders'
                           stock   capital   income (loss) earnings    equity
                           ------ ---------- ------------- -------- -------------
Balances as of
  December 31, 2005.......  $3.1    $629.5      $  32.9    $ 280.3    $  945.8
Comprehensive income:
   Net income.............    --        --           --       50.2        50.2
   Net unrealized gains
     (losses) on
     investment
     securities...........    --        --        (23.9)        --       (23.9)
                                                                      --------
Total comprehensive
  income..................                                                26.3
Dividends to stockholders.    --        --           --       (1.7)       (1.7)
                            ----    ------      -------    -------    --------
Balances as of
  December 31, 2006.......   3.1     629.5          9.0      328.8       970.4
                                                                      --------
Comprehensive income:
   Net income.............    --        --           --       54.4        54.4
   Net unrealized gains
     (losses) on
     investment
     securities...........    --        --        (39.2)        --       (39.2)
   Derivatives
     qualifying as hedges.    --        --         13.6         --        13.6
                                                                      --------
Total comprehensive
  income..................                                                28.8
Other transactions with
  stockholders............    --       5.3           --         --         5.3
                            ----    ------      -------    -------    --------
Balances as of
  December 31, 2007.......   3.1     634.8        (16.6)     383.2     1,004.5
                                                                      --------
Comprehensive income
  (loss):
   Net loss...............    --        --           --     (108.9)     (108.9)
   Net unrealized gains
     (losses) on
     investment
     securities...........    --        --       (411.9)        --      (411.9)
   Derivatives
     qualifying as hedges.    --        --        119.0         --       119.0
                                                                      --------
Total comprehensive
  income (loss)...........                                              (401.8)
Other transactions with
  stockholders............    --       0.7           --         --         0.7
Capital contribution......    --      31.5           --         --        31.5
                            ----    ------      -------    -------    --------
Balances as of
  December 31, 2008.......  $3.1    $667.0      $(309.5)   $ 274.3    $  634.9
                            ====    ======      =======    =======    ========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows

                             (Amounts in millions)

                               Years ended December 31,
                            ------------------------------
                              2008       2007       2006
                            --------  ---------  ---------
Cash flows from
 operating activities:
   Net income (loss)....... $ (108.9) $    54.4  $    50.2
   Adjustments to
    reconcile net income
    (loss) to net cash
    from operating
    activities:
     Net investment
       (gains) losses......    228.8       22.8       25.1
     Charges assessed to
       policyholders.......    (13.1)     (10.6)      (6.7)
     Amortization of
       fixed maturity
       discounts and
       premiums............      2.8        2.3        7.5
     Acquisition costs
       deferred............    (93.6)     (76.3)     (52.7)
     Amortization of
       deferred
       acquisition costs
       and intangibles.....     35.0       42.4       38.0
     Goodwill impairment...     25.3         --         --
     Deferred income
       taxes...............    (37.7)      13.3       10.6
     Net increase
       (decrease) in
       trading and
       derivative
       instruments.........     27.3      (24.4)     (10.3)
   Changes in certain
    assets and
    liabilities:
     Accrued investment
       income and other
       assets..............    (16.6)      (6.6)      (6.6)
     Insurance reserves....    369.2      229.4      256.4
     Other liabilities
       and other
       policy-related
       balances............    (62.5)      44.4       76.7
                            --------  ---------  ---------
   Net cash from
    operating activities...    356.0      291.1      388.2
                            --------  ---------  ---------
Cash flows from
 investing activities:
   Proceeds from
    maturities and
    repayments of
    investments:
     Fixed maturity
       securities..........    228.2      345.9      420.9
     Commercial mortgage
       loans...............    112.2       84.5       72.7
   Proceeds from sales
    of investments:
     Fixed maturity and
       equity securities...    339.9      636.4      919.1
   Purchases and
    originations of
    investments:
     Fixed maturity and
       equity securities...   (892.0)  (1,226.0)  (1,060.8)
     Commercial mortgage
       loans...............    (23.1)    (102.6)    (279.0)
   Other invested
    assets, net............     (1.2)       0.3         --
   Policy loans, net.......     (0.7)       1.4       (0.6)
                            --------  ---------  ---------
   Net cash from
    investing activities...   (236.7)    (260.1)      72.3
                            --------  ---------  ---------
Cash flows from
 financing activities:
   Proceeds from
    issuance of
    investment contracts...  1,052.8    1,087.8      473.7
   Redemption and
    benefit payments on
    investment contracts...   (930.8)  (1,004.5)    (871.2)
   Proceeds from
    short-term
    borrowings and
    other, net.............     (2.7)        --      147.9
   Payments on
    short-term borrowings..       --      (16.6)    (134.0)
   Capital contribution
    from parents...........     31.5         --         --
                            --------  ---------  ---------
   Net cash from
    financing activities...    150.8       66.7     (383.6)
                            --------  ---------  ---------
   Net change in cash
    and cash equivalents...    270.1       97.7       76.9
Cash and cash
 equivalents at
 beginning of year.........    227.6      129.9       53.0
                            --------  ---------  ---------
Cash and cash
 equivalents at end of
 year...................... $  497.7  $   227.6  $   129.9
                            ========  =========  =========

         See accompanying notes to consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2008, 2007 and 2006

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   Genworth Life Insurance Company of New York (the "Company," "GLICNY," "we," "us" or "our" unless the context otherwise requires) is a stock life insurance company operating under a charter granted by the State of New York. On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 31, 2004, we became a direct, wholly-owned subsidiary of Genworth Life Insurance Company ("GLIC") while remaining an indirect, wholly-owned subsidiary of Genworth. The accompanying consolidated financial statements include the historical operations and accounts of the Company and its subsidiaries, which include, GLICNY Real Estate Holding, LLC and Mayflower Assignment Corporation. All intercompany accounts and transactions have been eliminated in consolidation.

   On January 1, 2007, our affiliates Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") merged into Genworth Life and Annuity Insurance Company ("GLAIC"), with GLAIC being the surviving entity. Upon consummation of the FHL and FCL mergers, GLAIC transferred its ownership of American Mayflower Life Insurance Company of New York ("AML"), which included AML's subsidiary Mayflower Assignment Corporation, to us in exchange for a 34.5% ownership interest in GLICNY. AML merged into GLICNY with GLICNY being the surviving entity. We received regulatory approval from the New York Department of Insurance ("NYDOI") for the merger of AML into GLICNY. These mergers were part of the continuing effort of Genworth, our ultimate parent company, to simplify its operations, reduce its costs and build its brand.

   The accompanying consolidated financial statements have been represented as if the merger had been effective for all periods and was accounted for as a pooling of interests for entities under common control as the Company and AML were both wholly-owned subsidiaries of Genworth.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. All significant intercompany accounts and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation.

  (c) Nature of Business

   Our product offerings are divided along two segments of consumer needs:
(i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments products include deferred annuities for the retirement market (variable and fixed) and institutional products. Deferred annuities are investment vehicles intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Most of our variable annuities include a guaranteed minimum death benefit ("GMDB"). Some of our group and individual variable annuity products include guaranteed minimum benefit features such as guaranteed minimum withdrawal benefits ("GMWB") and certain types of guaranteed annuitization benefits. Our institutional products include funding agreements backing notes ("FABNs").

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal products under the Protection segment are term life, universal life, whole life and long-term care insurance.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

   We also have Corporate and Other activities which include income and expenses not allocated to the segments.

   We distribute our products in the State of New York through financial institutions and various agencies. During 2008, 2007 and 2006, 61.9%, 54.9% and 63.1%, respectively, of product sales were distributed through five financial institutions, including one financial institution, which accounted for 41.6%, 33.5%, and 39.7%, respectively, of total product sales.

  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life insurance products are not reported as revenues but rather as deposits and are included in liabilities for policyholder account balances.

  (e) Net Investment Income and Net Investment Gains and Losses

   Investment income is recognized when earned. Investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return.

  (f) Policy Fees and Other Income

   Policy fees and other income consist primarily of insurance charges assessed on universal life insurance contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity contractholders based upon the daily net assets of the contractholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Investment Securities

   At the time of purchase, we designate our investment securities as either available-for-sale or trading and report them in our consolidated balance sheets at fair value. Our portfolio of fixed maturity securities is comprised primarily of investment grade registered securities. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP"), sales inducements and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income (loss). Realized and unrealized gains and losses related to trading securities are reflected in net investment gains (losses). Trading securities are included in other invested assets in our consolidated balance sheets.

   Other-than-temporary impairments on available-for-sale securities

   As of each balance sheet date, we evaluate securities holdings in an unrealized loss position. For debt securities, the primary factors considered in our evaluation are: (a) the length of time and the extent to which the fair value has been or is

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

expected to be less than cost or amortized cost, (b) the financial condition, credit rating and near-term prospects of the issuer and (c) whether the debtor is current on contractually obligated interest and principal payments. Where we do not expect full recovery of value or do not intend to hold such securities until they have fully recovered their carrying value, based on the circumstances present at the date of evaluation, we recognize an impairment charge. When there has been an adverse change in underlying future cash flows on lower quality securities that represent an interest in securitized financial assets, we recognize an impairment charge.

   Estimating the underlying future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. Where possible, this data is benchmarked against third-party sources.

   The evaluation of impairments is subject to risks and uncertainties and is intended to determine whether declines in the fair value of investments should be recognized in current period net income (loss). The assessment of whether such impairment has occurred is based on management's evaluation of the underlying reasons for the decline in fair value at the individual security level. We deem an individual investment to be other-than-temporarily impaired when management concludes it is probable that we will not receive timely payment of the cash flows contractually stipulated for the investment. We regularly monitor our investment portfolio to ensure that investments that may be other-than-temporarily impaired are identified in a timely manner and that any impairment is charged against net income (loss) in the proper period.

   In addition to consideration of all available information, we also consider our intent and ability to retain a temporarily depressed security until recovery. We believe that our intent and ability to hold an investment, along with the ability of the investment to generate cash flows that have not changed adversely, are the primary factors in assessing whether we recognize an impairment charge.

   For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based upon the difference between the book value of a security and its fair value.

  (h) Fair Value Measurements

   As defined in the Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards ("SFAS") No. 157, Fair Value Measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We hold fixed maturity and equity securities, trading securities, derivatives, embedded derivatives, securities held as collateral, separate account assets and certain other financial instruments, which are carried at fair value.

   Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our view of market assumptions in the absence of observable market information. We utilize valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. SFAS No. 157 requires all assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

  .  Level 1 -- Quoted prices for identical instruments in active markets.

  . Level 2 -- Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

  .  Level 3 -- Instruments whose significant value drivers are unobservable.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Level 1 primarily consists of financial instruments whose value is based on quoted market prices such as exchange-traded derivatives and actively traded mutual fund investments.

   Level 2 includes those financial instruments that are valued using industry-standard pricing methodologies, models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, or derived from observable, information in the marketplace or are supported by observable levels at which transactions are executed in the marketplace. Financial instruments in this category primarily include: certain public and private corporate fixed maturity and equity securities; government or agency securities; certain mortgage-backed and asset-backed securities; securities held as collateral; and certain non-exchange-traded derivatives such as interest rates.

   Level 3 is comprised of financial instruments whose fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on, nor corroborated by, readily available market information. This category primarily consists of certain less liquid fixed maturity, equity and trading securities and certain derivative instruments where we cannot corroborate the significant valuation inputs with market observable data.

   As of each reporting period, all assets and liabilities recorded at fair value are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Our assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the asset or liability, such as the relative impact on the fair value as a result of including a particular input. We review the fair value hierarchy classifications each reporting period. Changes in the observability of the valuation attributes may result in a reclassification of certain financial assets or liabilities. Such reclassifications are reported as transfers in and out of Level 3 at the beginning fair value for the reporting period in which the changes occur.

   For assets carried at fair value, the non-performance of the counterparties is considered in the determination of fair value measurement for those assets. Similarly, the fair value measurement of a liability must reflect the entity's own non-performance risk. Therefore, the impact of non-performance risk, as well as any potential credit enhancements (e.g., collateral), has been considered in the fair value measurement of both assets and liabilities.

   The vast majority of our fixed maturity and equity securities use Level 2 inputs for the determination of fair value. These fair values are obtained primarily from industry-standard pricing methodologies based on market observable information. Certain structured securities valued using industry-standard pricing methodologies utilize significant unobservable inputs to estimate fair value, resulting in the fair value measurements being classified as Level 3. We also utilize internally developed pricing models to produce estimates of fair value primarily utilizing Level 2 inputs along with certain Level 3 inputs. The internally developed models include matrix pricing where we discount expected cash flows utilizing market interest rates obtained from market sources based on the credit quality and duration of the instrument to determine fair value. For securities that may not be reliably priced using internally developed pricing models, we estimate fair value using indicative market prices. These prices are indicative of an exit price, but the assumptions used to establish the fair value may not be observable, or corroborated by market observable information, and represent Level 3 inputs.

   The fair value of securities held as collateral is primarily based on Level 2 inputs from market information for the collateral that is held on our behalf by the custodian. The fair value of separate account assets is based on the quoted prices of the underlying fund investments and, therefore, represents Level 1 pricing.

   The fair value of derivative instruments primarily utilizes Level 2 inputs. Certain derivative instruments are valued using significant unobservable inputs and are classified as Level 3 measurements. The classification of fair value measurements for derivative instruments, including embedded derivatives requiring bifurcation, was determined based on consideration of several inputs including: closing exchange or over-the-counter market price quotations; time value and volatility factors underlying options; foreign exchange rates; market interest rates; and non-performance risk. For product-related embedded derivatives, we also include certain policyholder assumptions in the determination of fair value.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

  (i) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs, as well as premiums and discounts, are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the consolidated financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions or benefits to net investment gains (losses).

  (j) Other Invested Assets

   We engage in certain securities lending transactions for the purposes of enhancing the yield on our investment securities portfolio, which require the borrower to provide collateral, consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintain effective control over all loaned securities and, therefore, continue to report such securities as fixed maturity securities in the consolidated balance sheets. Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. Any cash collateral received is reinvested by our custodian based upon the investment guidelines provided within our agreement. The reinvested cash collateral is primarily invested in U.S. and foreign government securities, all of which have maturity dates of less than three years. The fair value of collateral held and included in other invested assets was $27.0 million and $49.4 million as of December 31, 2008 and 2007, respectively. We had no non-cash collateral as of December 31, 2008 and 2007.

   We have a repurchase program in which we sell an investment security at a specified price and agree to repurchase that security at another specified price at a later date. Repurchase agreements are treated as collateralized financing transactions and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreement. The market value of securities to be repurchased is monitored and collateral levels are adjusted where appropriate to protect the counterparty against credit exposure. Cash received is invested in fixed maturity securities. As of December 31, 2008, the fair value of securities pledged under the repurchase program was $36.4 million and the offsetting repurchase obligation of $37.4 million was included in other liabilities on the consolidated balance sheet.

  (k) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of 90 days or less are considered cash equivalents in the consolidated balance sheets and consolidated statements of cash flows. Items with maturities greater than 90 days but less than one year at the time of acquisition are considered short-term investments.

  (l) Deferred Acquisition Costs

   Acquisition costs include costs that vary with, and are primarily related to, the acquisition of insurance policies and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions about mortality, morbidity, lapse rates, expenses and future yield on related investments established when the policy or contract is issued. Amortization is adjusted each period to reflect policy lapse or termination rates as compared to anticipated experience. Amortization for annuity contracts without significant mortality risk and for investment and universal life insurance products is based on estimated gross profits. Estimated gross profits are adjusted quarterly to reflect actual experience to date or for the unlocking of underlying key assumptions based on experience studies.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization and for certain products, an increase in benefit reserves may be required. For other products, if the benefit reserves plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the year ended December 31, 2008, we recorded a $9.9 million charge to DAC related to our loss recognition testing. For the years ended December 31, 2007 and 2006, there were no charges to income recorded as a result of our DAC recoverability or loss recognition testing.

  (m) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest income for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ended December 31, 2008, 2007 and 2006, there were no significant charges to income recorded as a result of our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

  (n) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. We test goodwill using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The determination of fair value for our reporting units is primarily based on an income approach whereby we use discounted cash flows for each reporting unit. When available, and as appropriate, we use market approaches or other valuation techniques to corroborate discounted cash flow results. The discounted cash flow model used for each reporting unit is based on either: operating income or statutory distributable income, depending on the reporting unit being valued.

   The cash flows used to determine fair value are dependent on a number of significant management assumptions based on our historical experience, our expectations of future performance and expected economic environment. Our estimates are subject to change given the inherent uncertainty in predicting future performance and cash flows, which are impacted by such things as policyholder behavior, competitor pricing, new product introductions and specific industry and market conditions. Additionally, the discount rate used in our discounted cash flow approach is based on management's judgment of the appropriate rate for each reporting unit based on the relative risk associated with the projected cash flows.

   In 2008, we recorded goodwill impairments of $25.3 million as a result of our goodwill impairment testing. For the years ended December 31, 2007 and 2006, no charges were recorded as a result of our goodwill impairment testing. See note 5 for additional information related to goodwill impairments recorded.

  (o) Reinsurance

   Premium revenue, benefits and acquisition and operating expenses, net of deferrals, are reported net of the amounts relating to reinsurance ceded to and assumed from other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies. Premium revenue, benefits and acquisition and operating expenses, net of deferrals, for reinsurance assumed contracts that do not qualify for reinsurance accounting are accounted for under the deposit method of accounting.

  (p) Derivatives

   Derivative financial instruments are used to manage risk through one of four principal risk management strategies including: (i) liabilities; (ii) invested assets; (iii) portfolios of assets or liabilities and (iv) forecasted transactions.

   On the date we enter into a derivative contract, management designates the derivative as a hedge of the identified exposure (fair value or cash flow). If a derivative does not qualify for hedge accounting according to SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended, the changes in its fair value and all scheduled periodic settlement receipts and payments are reported in income.

   We formally document all relationships between hedging instruments and hedged items, as well as our risk management objective and strategy for undertaking various hedge transactions. In this documentation, we specifically identify the asset, liability or forecasted transaction that has been designated as a hedged item, state how the hedging instrument is expected to hedge the risks related to the hedged item, and set forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure hedge ineffectiveness. We generally determine hedge effectiveness based on total changes in fair value of the hedged item attributable to the hedged risk and the total changes in fair value of the derivative instrument.

   We discontinue hedge accounting prospectively when: (i) it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated or exercised; (iii) the derivative is de-designated as a hedge instrument; or (iv) it is probable that the forecasted transaction will not occur.

   For all qualifying and highly effective cash flow hedges, the effective portion of changes in fair value of the derivative instrument is reported as a component of other comprehensive income (loss). The ineffective portion of changes in fair value

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

of the derivative instrument is reported as a component of income. When hedge accounting is discontinued because it is probable that a forecasted transaction will not occur, the derivative continues to be carried on the consolidated balance sheets at its fair value, and gains and losses that were accumulated in other comprehensive income (loss) are recognized immediately in income. When the hedged forecasted transaction is no longer probable, but is reasonably possible, the accumulated gain or loss remains in other comprehensive income
(loss) and is recognized when the transaction affects income; however, prospective hedge accounting for the transaction is terminated. In all other situations in which hedge accounting is discontinued on a cash flow hedge, amounts previously deferred in other comprehensive income (loss) are reclassified into income when income is impacted by the variability of the cash flow of the hedged item.

   For all qualifying and highly effective fair value hedges, the changes in fair value of the derivative instrument are reported in income. In addition, changes in fair value attributable to the hedged portion of the underlying instrument are reported in income. When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair value hedge, the derivative continues to be carried on the consolidated balance sheets at its fair value, but the hedged asset or liability will no longer be adjusted for changes in fair value. In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value in the consolidated balance sheets, with changes in its fair value recognized in the current period as income.

   We may enter into contracts that are not themselves derivative instruments but contain embedded derivatives. For each contract, we assess whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract and determine whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument.

   If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a stand-alone derivative. Such embedded derivatives are recorded on the consolidated balance sheets at fair value and are classified consistent with their host contract. Changes in their fair value are recognized in the current period in income. If we are unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheets at fair value, with changes in fair value recognized in the current period in income.

   Changes in the fair value of non-qualifying derivatives, including embedded derivatives, changes in fair value of certain derivatives and related hedged items in fair value hedge relationships and hedge ineffectiveness on qualifying derivative instruments are reported in net investment gains (losses).

  (q) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are equal to the liabilities that represent the contractholders' and policyholders' equity in those assets.

  (r) Insurance Reserves

   Future Policy Benefits

   We account for the liability for future policy benefits in accordance with SFAS No. 60, Accounting and Reporting by Insurance Enterprises. We include insurance-type contracts, such as traditional life insurance in the liability for future policy benefits. Insurance-type contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which are appropriate at the time the policies are issued or

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and that of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   Policyholder Account Balances

   We account for the liability for policyholder account balances in accordance with SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. We include investment-type contracts and our universal life insurance contracts in the liability for policyholder account balances. Investment-type contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholders' contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

  (s) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of:
(a) claims that have been reported to the insurer; (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated; and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process and adjust claims. Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (t) Income Taxes

   We account for income taxes in accordance with SFAS No. 109, Accounting for Income Taxes. The deferred tax assets and/or liabilities are determined by multiplying the differences between the financial reporting and tax reporting bases for assets and liabilities by the enacted tax rates expected to be in effect when such differences are recovered or settled if there is no change to the law. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

   We filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   We are party to an assumption agreement with our indirect parent company, Genworth North America Corporation ("GNA"), whereby GNA assumes responsibility for any tax contingencies (that will not give rise to future reversals) on our behalf. These contingencies are reflected as an expense of the Company when incurred and are included in current tax expense. The Company recognizes the corresponding amount as a change in stockholders equity since the liability for the contingency is assumed by GNA.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


  (u) Accounting Changes

   Impairment Guidance of EITF Issue No. 99-20

   On December 31, 2008, we adopted FASB Staff Position ("FSP") EITF 99-20-1, Amendments to the Impairment Guidance of EITF Issue No. 99-20. The FSP amends the impairment guidance effective October 1, 2008 for investments that are subject to FASB Emerging Issues Task Force ("EITF") Issue No. 99-20 requiring all available information be used to produce our best estimate of cash flows without regard to what a market participant would use to determine the current fair value. The adoption of FSP EITF 99-20-1 did not have a material impact on our consolidated financial statements.

   Credit Derivatives and Certain Guarantees

   On December 31, 2008, we adopted FSP FAS 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161. The FSP requires certain disclosures by sellers of credit derivatives and requires additional disclosure about the current status of the payment/performance risk of guarantees. The adoption of FSP FAS 133-1 and FIN 45-4 did not have a material impact on our consolidated financial statements.

   Fair Value Measurements

   Or January 1, 2008, we adopted SFAS No. 157. This statement defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The adoption of SFAS No. 157 did not have a material impact on our consolidated financial statements. Additionally, on January 1, 2008, we elected the partial adoption of SFAS No. 157 under the provisions of FSP FAS 157-2, which amends SFAS No. 157 to allow an entity to delay the application of this statement until January 1, 2009 for certain non-financial assets and liabilities. Under the provisions of the FSP, we will delay the application of SFAS No. 157 for fair value measurements used in the impairment testing of goodwill and indefinite-lived intangible assets and eligible non-financial assets and liabilities included within a business combination. On October 10, 2008, we adopted FSP FAS 157-3, Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not
Active. The FSP provides guidance and clarification on how management's internal assumptions, observable market information and market quotes are considered when applying SFAS No. 157 in inactive markets. The adoption of FSP FAS 157-3 did not have a material impact on our consolidated financial statements.

   Fair Value Option for Financial Assets and Financial Liabilities

   On January 1, 2008, we adopted SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities. This statement provides an option, on specified election dates, to report selected financial assets and liabilities, including insurance contracts, at fair value. Subsequent changes in fair value for designated items are reported in income in the current period. The adoption of SFAS No. 159 did not impact our consolidated financial statements as no items were elected for measurement at fair value upon initial adoption. We will continue to evaluate eligible financial assets and liabilities on their election dates. Any future elections will be disclosed in accordance with the provisions outlined in the statement.

   Amendment of FASB Interpretation No. 39

   On January 1, 2008, we adopted FSP FASB Interpretation ("FIN") No. 39-1, Amendment of FASB Interpretation No. 39. This FSP amends FIN No. 39, Offsetting of Amounts Related to Certain Contracts, to allow fair value amounts recognized for collateral to be offset against fair value amounts recognized for derivative instruments that are executed with the same counterparty under certain circumstances. The FSP also requires an entity to disclose the accounting policy decision to offset, or not to offset, fair value amounts in accordance with FIN No. 39, as amended. We do not, and have not previously, offset the fair value amounts recognized for derivatives with the amounts recognized as collateral.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Accounting for Uncertainty in Income Taxes

   On January 1, 2007, we adopted FIN No. 48, Accounting for Uncertainty in Income Taxes. This guidance clarifies the criteria that must be satisfied to recognize the financial statement benefit of a position taken in our tax returns. The criteria for recognition in the consolidated financial statements set forth in FIN No. 48 require an affirmative determination that it is more likely than not, based on a tax position's technical merits, that we are entitled to the benefit of that position.

   Upon adoption of FIN No. 48 on January 1, 2007, there were no unrecognized tax benefits.

   Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

   On January 1, 2007, we adopted the American Institute of Certified Public Accountants ("AICPA") Statement of Position ("SOP") 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by amendment, endorsement or rider to an existing contract, or by the election of a benefit, feature, right or coverage within an existing contract. The adoption of this standard had no impact on our consolidated results of operations and financial position.

  (v) Accounting Pronouncements Not Yet Adopted

   In March 2008, FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133. This statement requires enhanced disclosures about an entity's derivative and hedging activities. SFAS No. 161 will be effective for us on January 1, 2009. We do not expect SFAS No. 161 to have a material impact on our consolidated financial statements.

   In December 2007, FASB issued SFAS No. 141R, Business Combinations. This statement establishes principles and requirements for how an acquirer recognizes and measures certain items in a business combination, as well as disclosures about the nature and financial effects of a business combination. SFAS No. 141R will be effective for us on January 1, 2009 and will be applied to business combinations for which the acquisition date is on or after the effective date. We do not expect SFAS No. 141R to have a material impact on our consolidated financial statements.

   In December 2007, FASB issued SFAS No. 160, Noncontrolling Interests in Consolidated Financial Statements -- an amendment of ARB No. 51. This statement establishes accounting and reporting standards for noncontrolling interests in a subsidiary and for deconsolidation of a subsidiary. SFAS No. 160 will be effective for us on January 1, 2009 and will be applied prospectively as of the effective date. We do not expect SFAS No. 160 to have a material impact on our consolidated financial statements.

(2)Investments

  (a) Net Investment Income

   Sources of net investment income for the years ended December 31 were as follows:

(Amounts in millions)                  2008    2007    2006
---------------------                 ------  ------  ------
Fixed maturity and equity securities. $262.0  $238.8  $238.3
Commercial mortgage loans............   56.3    58.2    52.2
Other invested assets................    1.8    10.0     7.9
Policy loans.........................    1.9     1.8     2.0
                                      ------  ------  ------
 Gross investment income.............  322.0   308.8   300.4
Investment expenses..................   (7.9)   (7.4)   (6.5)
                                      ------  ------  ------
 Net investment income............... $314.1  $301.4  $293.9
                                      ======  ======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


  (b) Net Investment Gains (Losses)

   Net investment gains (losses) for the years ended December 31 were as follows:

(Amounts in millions)                                  2008    2007    2006
---------------------                                -------  ------  ------
Available-for-sale securities:
 Realized gains on sale............................. $   8.9  $  0.8  $  2.0
 Realized losses on sale............................   (41.9)  (13.0)  (27.5)
Impairments.........................................  (194.9)   (9.2)   (0.5)
Net unrealized gains (losses) on trading securities.    (0.5)   (1.3)    0.4
Commercial mortgage loan loss reserve...............    (0.2)   (0.5)     --
Derivatives and other...............................    (0.2)    0.4     0.5
                                                     -------  ------  ------
 Net investment gains (losses)...................... $(228.8) $(22.8) $(25.1)
                                                     =======  ======  ======

  (c) Unrealized Gains (Losses)

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are impacted by deferred income taxes and adjustments to PVFP, DAC and sales inducements that would have resulted had such gains and losses been realized. Net unrealized gains and losses on investment securities reflected as a separate component of accumulated other comprehensive income (loss) as of December 31 were as follows:

(Amounts in millions)                                                                       2008    2007    2006
---------------------                                                                     -------  ------  -----
Net unrealized gains (losses) on investment securities:
 Fixed maturity securities............................................................... $(811.3) $(74.3) $ 6.7
 Equity securities.......................................................................   (17.0)    2.5    1.7
                                                                                          -------  ------  -----
   Subtotal..............................................................................  (828.3)  (71.8)   8.4
Adjustments to the present value of future profits, deferred acquisition costs and sales
  inducements............................................................................   143.3    25.1    5.3
Deferred income taxes, net...............................................................   242.9    16.5   (4.7)
                                                                                          -------  ------  -----
Net unrealized investment gains (losses)................................................. $(442.1) $(30.2) $ 9.0
                                                                                          =======  ======  =====

   The change in the net unrealized gains (losses) on investment securities reported in accumulated other comprehensive income (loss) for the years ended December 31 was as follows:

(Amounts in millions)                                                                               2008     2007    2006
---------------------                                                                             -------  -------  ------
Net unrealized investment gains (losses) as of January 1......................................... $ (30.2) $   9.0  $ 32.9
                                                                                                  -------  -------  ------
Unrealized gains (losses) arising during the period:
 Unrealized gains (losses) on investment securities..............................................  (984.5)  (101.5)  (59.8)
 Adjustment to deferred acquisition costs........................................................    89.2     15.0    (4.5)
 Adjustment to present value of future profits...................................................    27.0      2.8     1.4
 Adjustment to sales inducements.................................................................     2.0      2.0     0.4
 Provision for deferred income taxes.............................................................   306.2     28.7    22.0
                                                                                                  -------  -------  ------
   Change in unrealized gains (losses) on investment securities..................................  (560.1)   (53.0)  (40.5)
Reclassification adjustments to net investment (gains) losses, net of deferred taxes of $(79.8),
  $(7.5) and $(9.0)..............................................................................   148.2     13.8    16.6
                                                                                                  -------  -------  ------
Net unrealized investment gains (losses) as of December 31....................................... $(442.1) $ (30.2) $  9.0
                                                                                                  =======  =======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


  (d) Fixed Maturity and Equity Securities

   As of December 31, 2008, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                         Gross      Gross
                           Amortized   unrealized unrealized  Fair
(Amounts in millions)     cost or cost   gains      losses    value
---------------------     ------------ ---------- ---------- --------
Fixed maturity
  securities:
  U.S. government and
   agencies..............   $   76.0     $16.9     $  (0.1)  $   92.8
  Government -- non-U.S..       60.4       0.6        (8.8)      52.2
  U.S. corporate.........    1,922.5      26.7      (246.6)   1,702.6
  Corporate -- non-U.S...      771.6       1.8      (130.4)     643.0
  Mortgage and
   asset-backed..........    1,600.8      18.1      (489.5)   1,129.4
                            --------     -----     -------   --------
   Total fixed maturity
     securities..........    4,431.3      64.1      (875.4)   3,620.0
Equity securities........       40.5        --       (17.0)      23.5
                            --------     -----     -------   --------
   Total
     available-for-sale
     securities..........   $4,471.8     $64.1     $(892.4)  $3,643.5
                            ========     =====     =======   ========

   As of December 31, 2007, the amortized cost or cost, gross unrealized gains (losses) and fair value of our fixed maturity and equity securities classified as available-for-sale were as follows:

                                         Gross      Gross
                           Amortized   unrealized unrealized  Fair
(Amounts in millions)     cost or cost   gains      losses    value
---------------------     ------------ ---------- ---------- --------
Fixed maturity
  securities:
  U.S. government and
   agencies..............   $   69.5     $ 8.4     $  (0.3)  $   77.6
  Government -- non-U.S..       75.3       4.8        (0.5)      79.6
  U.S. corporate.........    1,828.9      37.7       (60.8)   1,805.8
  Corporate -- non-U.S...      672.6       5.5       (19.1)     659.0
  Mortgage and
   asset-backed..........    1,609.2      11.2       (61.2)   1,559.2
                            --------     -----     -------   --------
   Total fixed maturity
     securities..........    4,255.5      67.6      (141.9)   4,181.2
Equity securities........       79.9       2.7        (0.2)      82.4
                            --------     -----     -------   --------
   Total
     available-for-sale
     securities..........   $4,335.4     $70.3     $(142.1)  $4,263.6
                            ========     =====     =======   ========

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, our intent on an individual security may change, based upon market or other unforeseen developments. In such instances, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. If a loss is recognized from a sale subsequent to a balance sheet date due to these unexpected developments, the loss is recognized in the period in which the intent to hold the securities to recovery no longer exists. The aggregate fair value of securities sold at a loss during the twelve months ended December 31, 2008 was $178.9 million, which was approximately 81.1% of book value.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2008:

                                Less than 12 months             12 months or more
                           ------------------------------ ------------------------------
                                      Gross                          Gross
(Dollar amounts in          Fair    unrealized    # of     Fair    unrealized    # of
millions)                   value     losses   securities  value     losses   securities
---------                  -------- ---------- ---------- -------- ---------- ----------
Description of Securities
Fixed maturity
  securities:
  U.S. government,
   agencies and
   government sponsored
   entities............... $     --  $    --       --     $    3.3  $  (0.1)       1
  Government -- non-U.S...     37.6     (7.3)      41          1.6     (1.4)       6
  U.S. corporate..........    738.9    (98.4)     191        504.2   (148.2)     124
  Corporate -- non-U.S....    490.5    (77.2)     131        118.1    (53.2)      50
  Asset-backed............     73.8    (58.7)      10        175.2   (235.5)      15
  Mortgage-backed.........    304.7    (57.9)      60        323.0   (137.5)      80
                           --------  -------      ---     --------  -------      ---
  Subtotal, fixed
   maturity securities....  1,645.5   (299.5)     433      1,125.4   (575.9)     276
Equity securities.........      3.2     (2.3)       1         19.6    (14.7)       1
                           --------  -------      ---     --------  -------      ---
Total temporarily
  impaired securities..... $1,648.7  $(301.8)     434     $1,145.0  $(590.6)     277
                           ========  =======      ===     ========  =======      ===
% Below cost -- fixed
  maturity securities:
  (less than)20% Below
   cost................... $1,341.7  $(135.3)     329     $  595.7  $ (80.7)     123
  20-50% Below cost.......    256.3   (103.1)      99        395.2   (199.3)     104
  (greater than)50%
   Below cost.............     47.5    (61.1)       5        134.5   (295.9)      49
                           --------  -------      ---     --------  -------      ---
  Total fixed maturity
   securities.............  1,645.5   (299.5)     433      1,125.4   (575.9)     276
                           --------  -------      ---     --------  -------      ---
% Below cost -- equity
  securities:
  20-50% Below cost.......      3.2     (2.3)       1         19.6    (14.7)       1
                           --------  -------      ---     --------  -------      ---
  Total equity securities.      3.2     (2.3)       1         19.6    (14.7)       1
                           --------  -------      ---     --------  -------      ---
Total temporarily
  impaired securities..... $1,648.7  $(301.8)     434     $1,145.0  $(590.6)     277
                           ========  =======      ===     ========  =======      ===

Investment grade.......... $1,423.0  $(250.0)     334     $1,084.2  $(568.5)     244
Below investment grade....    225.7    (51.8)     100         60.8    (22.1)      33
                           --------  -------      ---     --------  -------      ---
Total temporarily
  impaired securities..... $1,648.7  $(301.8)     434     $1,145.0  $(590.6)     277
                           ========  =======      ===     ========  =======      ===

   The investment securities in an unrealized loss position as of December 31, 2008 consisted of 711 securities accounting for unrealized losses of $892.4 million. Of the unrealized losses, 91.7% were investment grade (rated AAA through BBB-) and 24.2% were less than 20% below cost. The amount of the unrealized loss on these securities was primarily attributable to a generally high interest rate environment including widening credit spreads during 2008.

  . Of the U.S. and non-U.S. corporate securities, the majority were issued by banks and other financial institutions, most of which have been in an unrealized loss position for twelve months or more. Most of these securities retain a credit rating of investment grade. Given the current market conditions, including current financial industry events, the fair value of these securities has declined due to widening of credit spreads. In our examination of these securities, we considered all available evidence, including the issuers' financial condition and current industry events, along with our ability and intent to retain these investments for a period of time sufficient to allow for full recovery in value or until maturity. Based on this evaluation, we determined that these securities were temporarily impaired as of December 31, 2008.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

  . Most of the unrealized losses related to mortgage-backed and asset-backed securities have been in an unrealized loss position for twelve months or more. Of the unrealized losses of $892.4 million, a single issuer of asset-backed securities accounted for unrealized losses of $226.4 million, or 25.4% of total unrealized losses. Given the current market conditions and limited trading on these securities, the fair value of these securities has declined due to widening credit spreads and high premiums for illiquidity. Rating agencies have actively reviewed the credit quality ratings on these securities and these securities remain primarily investment grade. We have examined the performance of the underlying collateral and expect that our investments in mortgage-backed and asset-backed securities will continue to perform in accordance with their contractual terms with no adverse changes in cash flows.

   Of the investment securities in an unrealized loss position for twelve months or more as of December 31, 2008, 154 securities were 20% or more below cost, of which 27 securities were also below investment grade (rated BB+ and below) and accounted for unrealized losses of $21.5 million. These securities, which were issued primarily by corporations in the communication, consumer cyclical, industrial and financial services industries and residential mortgage-backed securities, were current on all terms.

   As of December 31, 2008, we expected to collect full principal and interest and we were not aware of any adverse changes in cash flows. We expect these investments to continue to perform in accordance with their original contractual terms and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investment, which may be at maturity. Accordingly, we do not consider these investments to be other-than-temporarily impaired as of December 31, 2008.

   The preceding table includes certain hybrid securities with gross unrealized losses of approximately $8.9 million that were downgraded in early 2009. The rating actions, which were considered by management in our conclusion about whether such securities were other-than-temporarily impaired as of December 31, 2008, occurred after a capital restructuring announced by the issuer in January 2009. These subsequent events included rating downgrades to below investment grade that resulted in the assignment of split ratings by the rating agencies on these securities. In March 2009, we received tender offers related to these hybrid securities which we accepted in April 2009. As a result, in the first quarter of 2009, it is probable that we will apply the equity impairment model to such securities and application of this equity impairment model will lead us to recognize write-downs on such securities.

   Despite the considerable analysis and rigor employed on these investments, it is at least reasonably possible that the underlying collateral of these investments will perform worse than current market expectations. Such events may lead to adverse changes in cash flows on our holdings of asset-backed and mortgage-backed securities and potential future write downs within our portfolio of asset-backed and mortgage-backed securities. Expectations that our investments in corporate securities will continue to perform in accordance with their contractual terms are based on evidence gathered through our normal credit surveillance process. Although we do not anticipate such events, it is at least reasonably possible that issuers of our investments in corporate securities will perform worse than current expectations. Such events may lead us to recognize potential future write downs within our portfolio of corporate securities. It is also reasonably possible that such unanticipated events would lead us to dispose of those certain holdings and recognize the effects of any market movements in our consolidated financial statements.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

   The following table presents the gross unrealized losses and fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2007:

                                Less than 12 months             12 months or more
                           ------------------------------ ------------------------------
                                      Gross                          Gross
(Dollar amounts in          Fair    unrealized    # of     Fair    unrealized    # of
millions)                   value     losses   securities  value     losses   securities
---------                  -------- ---------- ---------- -------- ---------- ----------
Description of Securities
Fixed maturity
  securities:
  U.S. government,
   agencies and
   government sponsored
   entities............... $     --   $   --       --     $    8.7   $ (0.3)       2
  Government -- non-U.S...     21.0     (0.5)      12           --       --       --
  U.S. corporate..........    535.6    (23.9)     111        453.0    (36.9)     112
  Corporate -- non-U.S....    234.6     (5.1)      65        187.5    (14.0)      50
  Asset-backed............    252.2    (32.1)      13         29.3     (0.3)       6
  Mortgage-backed.........    282.0    (17.3)      65        370.0    (11.5)      68
                           --------   ------      ---     --------   ------      ---
  Subtotal, fixed
   maturity securities....  1,325.4    (78.9)     266      1,048.5    (63.0)     238
Equity securities.........       --       --       --          1.3     (0.2)       1
                           --------   ------      ---     --------   ------      ---
Total temporarily
  impaired securities..... $1,325.4   $(78.9)     266     $1,049.8   $(63.2)     239
                           ========   ======      ===     ========   ======      ===
% Below cost -- fixed
  maturity securities:
  (less than)20% Below
   cost................... $1,230.9   $(52.8)     261     $1,018.7   $(50.8)     227
  20-50% Below cost.......     94.5    (26.1)       5         29.8    (12.2)      11
  (greater than)50%
   Below cost.............       --       --       --           --       --       --
                           --------   ------      ---     --------   ------      ---
  Total fixed maturity
   securities.............  1,325.4    (78.9)     266      1,048.5    (63.0)     238
                           --------   ------      ---     --------   ------      ---
% Below cost -- equity
  securities:
  (less than)20% Below
   cost...................       --       --       --          1.3     (0.2)       1
                           --------   ------      ---     --------   ------      ---
  Total equity securities.       --       --       --          1.3     (0.2)       1
                           --------   ------      ---     --------   ------      ---
Total temporarily
  impaired securities..... $1,325.4   $(78.9)     266     $1,049.8   $(63.2)     239
                           ========   ======      ===     ========   ======      ===

Investment grade.......... $1,222.9   $(76.3)     224     $  987.0   $(51.5)     217
Below investment grade....    102.5     (2.6)      42         61.5    (11.5)      21
Not rated -- equities.....       --       --       --          1.3     (0.2)       1
                           --------   ------      ---     --------   ------      ---
Total temporarily
  impaired securities..... $1,325.4   $(78.9)     266     $1,049.8   $(63.2)     239
                           ========   ======      ===     ========   ======      ===

   The scheduled maturity distribution of fixed maturity securities as of December 31, 2008 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                           Amortized
(Amounts in millions)     cost or cost Fair value
---------------------     ------------ ----------
Due one year or less.....   $   85.0    $   84.3
Due after one year
  through five years.....      945.6       851.9
Due after five years
  through ten years......      744.4       616.4
Due after ten years......    1,055.5       938.0
                            --------    --------
   Subtotal..............    2,830.5     2,490.6
Mortgage and asset-backed    1,600.8     1,129.4
                            --------    --------
   Total.................   $4,431.3    $3,620.0
                            ========    ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   As of December 31, 2008, $284.5 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2008, securities issued by finance and insurance, utilities and energy and consumer -- non-cyclical industry groups represented approximately 21.5%, 27.3% and 16.2% of our domestic and foreign corporate fixed maturity securities portfolio, respectively. No other industry group comprised more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2008, we did not hold any fixed maturity securities, which individually exceeded 10% of stockholder's equity.

   As of December 31, 2008 and 2007, $2.7 million and $0.8 million, respectively, of securities were on deposit with state government insurance departments in order to comply with relevant insurance regulations.

  (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   We diversify our commercial mortgage loans by both property type and geographic region. The following tables set forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                    December 31,
                           ------------------------------
                                2008            2007
                           --------------  --------------
                           Carrying % of   Carrying % of
(Amounts in millions)       value   total   value   total
---------------------      -------- -----  -------- -----
Property Type
Retail....................  $303.9   33.9%  $314.7   32.0%
Industrial................   274.8   30.7    311.9   31.7
Office....................   191.0   21.4    216.7   22.0
Apartments................    81.1    9.1     94.8    9.7
Mixed use/other...........    43.5    4.9     45.3    4.6
                            ------  -----   ------  -----
  Total principal balance.   894.3  100.0%   983.4  100.0%
                                    =====           =====
  Unamortized balance of
   loan origination fees
   and costs..............     0.9             0.9
  Allowance for losses....    (2.5)           (2.3)
                            ------          ------
  Total...................  $892.7          $982.0
                            ======          ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


                                                                  December 31,
                                                         ------------------------------
                                                              2008            2007
                                                         --------------  --------------
                                                         Carrying % of   Carrying % of
(Amounts in millions)                                     value   total   value   total
---------------------                                    -------- -----  -------- -----
Geographic Region
Pacific.................................................  $295.0   33.0%  $320.9   32.6%
South Atlantic..........................................   215.9   24.1    224.4   22.8
Middle Atlantic.........................................   100.7   11.3    133.1   13.6
East North Central......................................    83.0    9.3     94.4    9.6
Mountain................................................    58.2    6.5     64.3    6.5
New England.............................................    47.5    5.3     44.1    4.5
West North Central......................................    35.7    4.0     40.3    4.1
West South Central......................................    34.9    3.9     37.4    3.8
East South Central......................................    23.4    2.6     24.5    2.5
                                                          ------  -----   ------  -----
 Total principal balance................................   894.3  100.0%  $983.4  100.0%
                                                                  =====           =====
 Unamortized balance of loan origination fees and costs.     0.9             0.9
 Allowance for losses...................................    (2.5)           (2.3)
                                                          ------          ------
 Total..................................................  $892.7          $982.0
                                                          ======          ======

   As of December 31, 2007, we originated $23.9 million of mortgages secured by real estate in California, which represented 23.3% of our total U.S. originations for 2007. As of December 31, 2008, there was no concentration of mortgage originations in any one state.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases, or large groups of smaller-balance homogenous loans.

   Under these principles, we may have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2008 and 2007) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition (none as of December 31, 2008 and 2007). There were no non-income producing mortgage loans as of December 31, 2008 and 2007.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Amounts in millions)       2008  2007  2006
---------------------      -----  ---- -----
Balance as of January 1... $ 2.3  $1.8 $ 3.1
Provision.................   0.3   0.5   0.1
Release...................  (0.1)   --  (1.4)
                           -----  ---- -----
Balance as of December 31. $ 2.5  $2.3 $ 1.8
                           =====  ==== =====

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


  (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                              December 31,
                                     ------------------------------
                                          2008            2007
                                     --------------  --------------
                                     Carrying % of   Carrying % of
(Amounts in millions)                 value   total   value   total
---------------------                -------- -----  -------- -----
Derivatives.........................  $264.9   49.9%  $ 34.3   32.4%
Derivatives counterparty collateral.   217.1   40.9       --     --
Securities lending collateral.......    27.0    5.1     49.4   46.7
Trading securities..................    19.2    3.6     20.3   19.2
Limited partnerships................     1.7    0.3      1.8    1.7
Other investments...................     0.9    0.2       --     --
                                      ------  -----   ------  -----
 Total other invested assets........  $530.8  100.0%  $105.8  100.0%
                                      ======  =====   ======  =====

(3)Derivative Instruments

   Our business activities routinely deal with fluctuations in interest rates and other asset prices. We use derivative financial instruments to mitigate or eliminate certain of these risks. We follow strict policies for managing each of these risks, including prohibition on derivatives market-making, speculative derivatives trading or other speculative derivatives activities. These policies require the use of derivative instruments in concert with other techniques to reduce or eliminate these risks.

   Certain derivative instruments are designated as cash flow hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded as a component of other comprehensive income (loss). We designate and account for the following as cash flow hedges, when they have met the effectiveness requirements of SFAS No. 133: (i) various types of interest rate swaps to convert floating rate investments to fixed rate investments; (ii) various types of interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and (iii) other instruments to hedge the cash flows of various other forecasted transactions.

   The following table provides a reconciliation of current period changes, net of applicable income taxes, for these designated derivatives presented in the separate component of stockholder's equity labeled "derivatives qualifying as hedges," for the years ended December 31:

(Amounts in millions)                                                                       2008  2007  2006
---------------------                                                                      ------ ----- ----
Derivatives qualifying as effective accounting hedges as of January 1..................... $ 13.6 $  -- $--
Current period increases in fair value, net of deferred taxes of $(65.4), $(7.4) and $0.0.  119.0  13.6  --
                                                                                           ------ ----- ---
Derivatives qualifying as effective accounting hedges as of December 31................... $132.6 $13.6 $--
                                                                                           ====== ===== ===

   The $132.6 million, net of taxes, recorded in stockholder's equity as of December 31, 2008 is expected to be reclassified to future income, concurrently with, and primarily offsetting changes in interest expense and interest income on floating-rate instruments and interest income on future fixed-rate bond purchases. No amounts are expected to be reclassified to income in the year ending December 31, 2009. Actual amounts may vary from this amount as a result of market conditions. All forecasted transactions associated with qualifying cash flow hedges are expected to occur by 2045. No amounts were reclassified to income during the years ended December 31, 2008, 2007 or 2006 in connection with forecasted transactions that were no longer considered probable of occurring.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Certain derivative instruments are designated as fair value hedges under SFAS No. 133. In accordance with SFAS No. 133, the changes in fair value of these instruments are recorded in income. In addition, changes in the fair value attributable to the hedged portion of the underlying instrument are reported in income. We designate and account for the following as fair value hedges when they have met the effectiveness requirements of SFAS No. 133:
(i) various types of interest rate swaps to convert fixed rate investments to floating rate investments; (ii) various types of interest swaps to convert fixed rate liabilities into floating rate liabilities; and (iii) other instruments to hedge various other fair value exposures of investments.

   We also enter into certain non-qualifying derivative instruments such as:
(i) interest rate swaps, swaptions and financial futures to mitigate interest rate risk as part of managing regulatory capital positions; (ii) credit default swaps to enhance yield and reproduce characteristics of investments with similar terms and credit risk; and (iii) equity index options, interest rate swaps and financial futures to mitigate the risks associated with liabilities that have guaranteed minimum benefits.

   Positions in derivative instruments

   The fair value of derivative instruments is based upon either market quotations or pricing valuation models, which utilize independent third-party data as input. The following table sets forth our positions in derivative instruments and the fair values as of the dates indicated:

                                            December 31,
                       -------------------------------------------------------
                                  2008                        2007
                       --------------------------- ---------------------------
                       Notional                    Notional
(Amounts in millions)   value   Assets Liabilities  value   Assets Liabilities
---------------------  -------- ------ ----------- -------- ------ -----------
Interest rate swaps... $1,248.1 $217.8    $4.6     $1,105.6 $24.3     $1.6
Equity index options..    147.5   47.1      --         67.1  10.0       --
Credit default swaps..     83.0     --     3.5           --    --       --
Financial futures.....    915.3     --      --         12.5    --       --
                       -------- ------    ----     -------- -----     ----
 Total derivatives.... $2,393.9 $264.9    $8.1     $1,185.2 $34.3     $1.6
                       ======== ======    ====     ======== =====     ====

   The fair value of derivatives in a gain position was recorded in other invested assets and the fair value of derivatives in a loss position was recorded in other liabilities. As of December 31, 2008 and 2007, the fair value presented in the preceding table included $90.7 million and $12.1 million, respectively of derivative assets and $8.1 million and $1.3 million, respectively, of derivative liabilities that do not qualify for hedge accounting.

   The fair value of embedded derivatives associated with our GMWB product liabilities, not included in the table above, was $90.6 million and $3.3 million as of December 31, 2008 and 2007, respectively, and was presented in policyholder account balances with the associated liability.

   Income effects of derivatives

   In the context of hedging relationships, "effectiveness" refers to the degree to which fair value changes in the hedging instrument offset corresponding fair value changes in the hedged item attributable to the risk being hedged. Certain elements of hedge positions cannot qualify for hedge accounting whether effective or not, and must therefore be marked to market through income. Time value of purchased options is the most common example of such elements in instruments we use. The ineffectiveness reported in the fair value of hedge positions for the year ended December 31, 2008 was $9.2 million and was not material for 2007 and 2006. There were no amounts excluded from the measure of effectiveness in the years ended December 31, 2008, 2007 and 2006 related to the hedge of future cash flows.

   We hold certain derivative instruments that do not qualify for hedge accounting. The changes in fair value of these instruments are recognized currently in net investment gains (losses). For the years ended December 31, 2008 and 2007, the

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

effect on pre-tax income (loss) was a gain of $79.4 million and $3.4 million, respectively. There was no effect in 2006. The effect on pre-tax income (loss) for changes in fair value of embedded derivatives associated with our GMWB product was $(85.6) million, $3.8 million and $(0.5) million for the years ended December 31, 2008, 2007 and 2006, respectively.

   Derivative counterparty credit risk

   We manage derivative counterparty credit risk on an individual counterparty basis, which means that gains and losses are netted for each counterparty to determine the amount at risk. We have set individual counterparty limits and consider our exposure to each counterparty by taking into account the specific exposures of each of our subsidiaries to such counterparty on an aggregate basis. If a counterparty exceeds credit exposure limits in terms of amounts owed to us, unless an exception is granted by management, no additional transactions are executed until the exposure with that counterparty is reduced to an amount that is within the established limit. All of our master swap agreements contain credit downgrade provisions that allow a party to assign or terminate derivative transactions if the other party's long-term unsecured debt rating or financial strength rating is below the limit defined in the applicable agreement. If the downgrade provisions had been triggered as of December 31, 2008, we could have been allowed to claim up to $46.2 million from counterparties. We would not have been required to make a disbursement as of December 31, 2008. This represents the net fair value of losses and gains by counterparty less $217.1 million of available collateral held. Of the $217.1 million available collateral held, we are over collateralized by $6.5 million. As of December 31, 2008 and 2007, net fair value gains for each counterparty were $264.9 million and $33.5 million, respectively, and the net fair value losses for each counterparty were $8.1 million and $0.8 million, respectively.

   Swaps and purchased options with are conducted within our credit policy constraints. Our policy permits us to enter into derivative transactions with counterparties rated "A2" by Moody's and "A" by S&P if the agreements governing such transactions require us and the counterparties to provide collateral in certain circumstances. As of December 31, 2008, we retained collateral of $217.1 million, related to these agreements including over collateralization from certain counterparties. As of 2007, we retained no collateral. As of December 31, 2008 and 2007, we provided no collateral. The fair value of derivative positions presented above was not offset by the respective collateral amounts retained or provided under these agreements. The amounts recognized for the obligation to return collateral retained by us and the right to reclaim collateral from counterparties was recorded in other liabilities and other assets, respectively.

   During 2008, we terminated derivatives with certain counterparties that were subsidiaries of Lehman Brothers Holdings Inc., which filed for bankruptcy in September 2008. Certain terminated derivatives were included in qualifying hedge relationships until the date they were no longer effective. For those derivatives included in cash flow hedging relationships, the qualifying portion of the derivatives' fair value will remain in other comprehensive income (loss) until the underlying hedged item affects income. Subsequent to the termination, we collected the cash collateral for the majority of the net derivative asset and recorded a receivable for the remaining uncollateralized portion within other assets, net of any estimated uncollectible amounts.

   Credit derivatives

   We sell protection under single name credit default swaps and credit default swap index tranches in combination with purchasing other investments to reproduce characteristics of similar investments based on the credit quality and term of the credit default swap. Credit default triggers for both indexed reference entities and single name reference entities follow the Credit Derivatives Physical Settlement Matrix published by the International Swaps and Derivatives Association. Under these terms, credit default triggers are defined as bankruptcy, failure to pay, or restructuring, if applicable. Our maximum exposure to credit loss equals the notional value for credit default swaps and the par value of debt instruments with embedded credit derivatives. In the event of default for credit default swaps, we are typically required to pay the protection holder the full notional value less a recovery rate determined at auction. For debt instruments with embedded credit derivatives, the security's principal is typically reduced by the net amount of default for any referenced entity defaults.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following table sets forth our credit default swaps where we sell protection on single name reference entities and the fair values as of the date indicated:

                                                      December 31, 2008
                                              ---------------------------------
(Amounts in millions)                         Notional value Assets Liabilities
---------------------                         -------------- ------ -----------
Reference entity credit rating and maturity:
A
   Matures after one year through five years.     $10.0       $--      $1.2
BBB
   Matures after one year through five years.      25.0        --       1.3
                                                  -----       ---      ----
   Total single name credit default swaps....     $35.0       $--      $2.5
                                                  =====       ===      ====

   The following table sets forth our credit default swaps where we sell protection on credit default swap index tranches and the fair values as of the date indicated:

                                                                       December 31, 2008
                                                               ---------------------------------
(Amounts in millions)                                          Notional value Assets Liabilities
---------------------                                          -------------- ------ -----------
Index tranche attachment/detachment point and maturity:
12% -- 22% (current attachment/detachment 12% -- 22%) matures
  after five years through ten years..........................     $48.0       $--      $1.0
                                                                   -----       ---      ----
   Total credit default index swaps...........................     $48.0       $--      $1.0
                                                                   =====       ===      ====

   The following table sets forth our holding of available-for-sale fixed maturity securities that include embedded credit derivatives and the fair values as of the date indicated:

                                                                          December 31, 2008
                                                                      --------------------------
                                                                                Amortized Fair
(Amounts in millions)                                                 Par value   cost    value
---------------------                                                 --------- --------- ------
Credit rating:
AAA
   Matures one year through five years...............................  $100.0    $100.0   $ 50.7
   Matures after five years through ten years........................   300.0     331.5    105.1
                                                                       ------    ------   ------
   Total available-for-sale fixed maturity securities that included
     embedded credit derivatives.....................................  $400.0    $431.5   $155.8
                                                                       ======    ======   ======

   The embedded credit derivatives included in the available-for-sale fixed maturity securities presented above have AAA credit ratings as of December 31, 2008.

(4)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31 was as follows:

(Amounts in millions)      2008    2007    2006
---------------------     ------  ------  ------
Unamortized balance as
  of January 1........... $435.8  $397.7  $360.2
   Costs deferred........   93.6    76.3    52.7
   Amortization, net of
     interest accretion..  (31.6)  (38.2)  (35.7)
   Adjustment............     --      --    20.5
                          ------  ------  ------
Unamortized balance as
  of December 31.........  497.8   435.8   397.7
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............  110.6    21.4     6.4
                          ------  ------  ------
Balance as of December 31 $608.4  $457.2  $404.1
                          ======  ======  ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The 2006 adjustment was the result of a reclassification from future policy benefits.

   Loss recognition testing of our fee-based products in our Retirement Income and Investments segment resulted in an increase in amortization of DAC of $9.9 million in 2008 reflecting unfavorable equity market performance.

   As of December 31, 2008, we believe all of our other businesses have sufficient future income where the related DAC would be recoverable under adverse variations in morbidity, mortality, withdrawal or lapse rate, maintenance expense or interest rates that could be considered reasonably likely to occur.

(5)Intangible Assets and Goodwill

   As of December 31, 2008 and 2007, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                     2008                        2007
                          --------------------------  --------------------------
                          Gross carrying Accumulated  Gross carrying Accumulated
(Amounts in millions)         amount     amortization     amount     amortization
---------------------     -------------- ------------ -------------- ------------
Present value of future
  profits................     $150.2       $ (98.8)       $123.3        $(95.4)
Deferred sales
  inducements to
  contractholders........       38.4          (3.4)         24.4          (4.3)
                              ------       -------        ------        ------
Total....................     $188.6       $(102.2)       $147.7        $(99.7)
                              ======       =======        ======        ======

   Amortization expense, net of interest accretion, related to PVFP for the years ended December 31, 2008, 2007 and 2006 was $3.4 million, $4.2 million and $2.3 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $(0.9) million, $2.1 million and $1.3 million was included in benefits and other changes in policy reserves for the years ended December 31, 2008, 2007 and 2006, respectively.

  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits, and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

   The following table presents the activity in PVFP for the years ended December 31:

(Amounts in millions)      2008   2007   2006
---------------------     -----  -----  -----
Unamortized balance as
  of January 1........... $26.7  $30.9  $33.2
   Interest accreted at
     4.9%, 4.9% and 5.0%.   1.2    1.4    1.6
   Amortization..........  (4.7)  (5.6)  (3.9)
                          -----  -----  -----
Unamortized balance as
  of December 31.........  23.2   26.7   30.9
   Accumulated effect of
     net unrealized
     investment (gains)
     losses..............  28.2    1.2   (1.6)
                          -----  -----  -----
Balance as of December 31 $51.4  $27.9  $29.3
                          =====  =====  =====

   The percentage of the December 31, 2008 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

            2009.............................................. 11.7%
            2010.............................................. 10.2%
            2011..............................................  9.1%
            2012..............................................  8.0%
            2013..............................................  7.8%

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, net investment gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (b) Goodwill

   Our goodwill balance was $49.1 million and $74.4 million as of December 31, 2008 and 2007, respectively.

   Goodwill impairments

   During 2008, we completed our annual goodwill impairment analysis based on data as of July 1, 2008. Additionally, as a result of changes in the market environment during the second half of 2008, we performed impairment analyses as of December 31. As a result of our analyses, we recorded a goodwill impairment related to our retirement income reporting unit of $25.3 million, as discussed further below. There were no other charges to income as a result of our annual or interim goodwill impairment testing.

   Key considerations related to impairments recorded during 2008 for our retirement income reporting unit were equity market conditions and industry growth. As a result of declining equity market conditions, expected near term industry growth and our recent refined sales strategy, the fair value determined using a discounted cash flow model decreased and resulted in an impairment of the goodwill balance of $25.3 million in the fourth quarter of 2008.

   Continued deteriorating or adverse market conditions for certain businesses may have a significant impact on the fair value of our reporting units and could result in future impairments of goodwill. More specifically, our risks associated with future goodwill impairments are primarily related to exposure associated with traditional insurance risk. As of December 31, 2008, we have approximately $49.1 million of goodwill associated with reporting units where the goodwill impairment risk is primarily related to traditional insurance risk.

(6)Reinsurance

   We reinsure a portion of our policy risks to other companies in order to reduce our ultimate losses and to diversify our exposures. We also assume certain policy risks written by other companies. Reinsurance accounting is followed for assumed and ceded transactions when there is adequate risk transfer. Otherwise, the deposit method of accounting is followed.

   Reinsurance does not relieve us from our obligations to policyholders. In the event that the reinsurers are unable to meet their obligations, we remain liable for the reinsured claims. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than the relationship discussed below with Union Fidelity Life Insurance Company ("UFLIC"), we do not have significant concentrations of reinsurance with any one reinsurer that could have a material impact on our financial position.

   As of December 31, 2008, the maximum amount of individual ordinary life insurance normally retained by us on any one life may not exceed $1.0 million.

   In April 2004, we entered into reinsurance transactions in which we ceded to UFLIC in-force blocks of structured settlements, substantially all of our in-force blocks of variable annuities and a block of long-term care insurance policies that we reinsured in 2000 from MetLife Insurance Company of Connecticut. Our in-force variable annuity contracts, excluding the RetireReady Retirement Answer ("Retirement Answer") variable annuity product that was not reinsured, had aggregate general account reserves of $210.7 million and $213.1 million as of December 31, 2008 and 2007, respectively. UFLIC also assumed any benefit or expense resulting from third-party reinsurance that we had on this block of business. Our in-force

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

structured settlements reinsured had aggregate policyholder reserves of $704.3 million and $706.2 million as of December 31, 2008 and 2007, respectively. The block of long-term care insurance policies that we reinsured in 2000 from the MetLife block of business had aggregate reserves of $822.0 million and $666.1 million as of December 31, 2008 and 2007, respectively. As of December 31, 2008 and 2007, we had $93.5 million and $174.5 million, respectively, in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payment with respect to that separate account portion directly from these assets. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts are determined by expense studies to be conducted periodically. The expense allowance was $2.1 million and $2.6 million for the years ended December 31, 2008 and 2007, respectively.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee administers the trust accounts and we are permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital ("RBC") at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   Net life insurance in-force as of December 31 was as follows:

(Amounts in millions)                       2008        2007        2006
---------------------                    ----------  ----------  ----------
Direct life insurance in-force.......... $ 28,592.7  $ 27,784.6  $ 25,967.4
Amounts assumed from other companies....       61.5        63.5        68.6
Amounts ceded to other companies (1)....  (21,786.4)  (21,028.8)  (19,311.9)
                                         ----------  ----------  ----------
Net life insurance in-force............. $  6,867.8  $  6,819.3  $  6,724.1
                                         ----------  ----------  ----------
Percentage of amount assumed to net.....        0.9%        0.9%        1.0%
                                         ==========  ==========  ==========

--------
(1)Includes amounts accounted for under the deposit method.

   The following table sets forth the effects of reinsurance on premiums written and earned for the years ended December 31:

                                              Written                     Earned
                                     -------------------------  -------------------------
(Amounts in millions)                  2008     2007     2006     2008     2007     2006
---------------------                -------  -------  -------  -------  -------  -------
Direct.............................. $ 252.3  $ 248.3  $ 246.5  $ 250.3  $ 245.5  $ 243.8
Assumed.............................    76.8     81.5     86.6     77.3     82.0     87.2
Ceded...............................  (116.3)  (112.8)  (110.4)  (116.9)  (112.8)  (110.2)
                                     -------  -------  -------  -------  -------  -------
Net premiums........................ $ 212.8  $ 217.0  $ 222.7  $ 210.7  $ 214.7  $ 220.8
                                     =======  =======  =======  =======  =======  =======
Percentage of amount assumed to net.                               36.7%    38.2%    39.5%
                                                                =======  =======  =======

   Reinsurance recoveries recognized as a reduction of benefits and other changes in policy reserves amounted to $249.8 million, $175.8 million and $160.6 million for the years ended December 31, 2008, 2007 and 2006, respectively.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(7)Insurance Reserves

   Future Policy Benefits

   The following table sets forth our recorded liabilities and the major assumptions underlying our future policy benefits as of December 31:

                               Mortality/
                               morbidity  Interest rate
(Amounts in millions)          assumption  assumption      2008     2007
---------------------          ---------- -------------  -------- --------
Long-term care insurance
  contracts...................      (a)   5.0% - 7.5%    $1,322.5 $1,116.7
Structured settlements with
  life contingencies..........      (b)   4.0% - 8.0%       576.5    571.2
Annuity contracts with life
  contingencies...............      (b)   4.0% - 8.0%       296.1    273.1
Traditional life insurance
  contracts...................      (c)   2.5% - 8.4%        62.5     55.4
Supplementary contracts with
  life contingencies..........      (b)   4.0% - 8.0%        45.2     46.3
Accident and health insurance
  contracts...................      (d)      3.5%             0.3      0.3
                                                         -------- --------
   Total future policy
     benefits.................                           $2,303.1 $2,063.0
                                                         ======== ========

--------
(a)The 1983 Individual Annuitant Mortality Table or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality Table and the 1985 National Nursing Home Study and company experience.
(b)Assumptions for limited-payment contracts come from either the U.S. Population Table, 1983 Group Annuitant Mortality Table, 1983 Individual Annuitant Mortality Table or a-2000 Mortality Table and 1971 Individual Annuitant Mortality Table.
(c)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables, 1958, 1980 and 2001 Commissioner's Standard Ordinary Tables, 1980 Commissioner's Extended Term table and (IA) Standard Table 1996 (modified).
(d)The 1958 and 1980 Commissioner's Standard Ordinary Tables, or 2000 U.S. Annuity Table, or 1983 Group Annuitant Mortality and the 1959 Accidental Death Benefits Table, or 1964 Commissioners Disability Table, or 1956 Intercompany Hospital Table or 1972 TNW Major Medical Male-Female Table and company experience.

   Assumptions as to persistency are based on the Company's experience.

   Policyholder Account Balances

   The following table sets forth our recorded liabilities for policyholder account balances as of December 31:

(Amounts in millions)                      2008     2007
---------------------                    -------- --------
Annuity contracts....................... $3,579.2 $3,228.8
FABNs...................................    400.2    401.0
Structured settlements without life
  contingencies.........................    259.1    263.6
Supplementary contracts without life
  contingencies.........................     73.0     72.9
                                         -------- --------
   Total investment contracts...........  4,311.5  3,966.3
Universal life insurance contracts......    247.0    243.3
                                         -------- --------
   Total policyholder account balances.. $4,558.5 $4,209.6
                                         ======== ========

   Certain Nontraditional Long-duration Contracts

   Our variable annuity contracts provide a basic GMDB, which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits and guaranteed annuitization benefits.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   As of December 31, 2008 and 2007, our liability associated with certain nontraditional long-duration contracts was approximately $709.2 million and $620.3 million, respectively.

   The following table sets forth total account values, net of reinsurance, with death benefit and living benefit guarantees as of December 31:

(Dollar amounts in millions)                                  2008   2007
----------------------------                                 ------ ------
Account values with death benefit guarantees (net of
  reinsurance):
Standard death benefits (return of net deposits) account
  value..................................................... $288.4 $293.0
Net amount at risk.......................................... $ 86.0 $   --
Average attained age of contractholders.....................     66     68

Enhanced death benefits (step-up, roll-up, payment
  protection) account value................................. $293.7 $318.0
Net amount at risk.......................................... $105.6 $  2.0
Average attained age of contractholders.....................     67     65

Account values with living benefit guarantees:
Guaranteed minimum withdrawal benefits...................... $337.4 $277.7
Guaranteed annuitization benefits........................... $ 38.4 $ 50.3

   The GMDB liability for our variable annuity contracts with death benefits, net of reinsurance, was $1.5 million and $0.3 million as of December 31, 2008 and 2007, respectively.

   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our consolidated balance sheets at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contractholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the consolidated statements of income. There were no gains or losses on transfers of assets from the general account to the separate accounts.

   The contracts underlying the GMWB and guaranteed annuitization benefits are considered "in the money" if the contractholder's benefit base, defined as the greater of the contract value or the protected value, is greater than the account value. As of December 31, 2008 and 2007, our exposure related to GMWB and guaranteed annuitization benefit contracts that were considered "in the money" was $140.1 million and $2.1 million, respectively. For GMWBs and guaranteed annuitization benefits, the only way the contractholder can monetize the excess of the benefit base over the account value of the contract is upon annuitization and the amount to be paid by us will either be in the form of a lump sum, or over the annuity period for certain GMWBs and guaranteed annuitization benefits.

   Account balances of variable annuity contracts with living benefit guarantees were invested in separate account investment options as follows as of December 31:

(Amounts in millions)   2008   2007
---------------------  ------ ------
 Balanced funds....... $247.5 $244.9
 Equity funds.........   68.6   49.5
 Bond funds...........   48.0   28.7
 Money market funds...    8.9    1.0
 Other................    2.8    4.0
                       ------ ------
    Total............. $375.8 $328.1
                       ====== ======

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


(8)Liability for Policy and Contract Claims

   The following table sets forth changes in the liability for policy and contract claims for the years ended December 31:

(Amounts in millions)             2008     2007     2006
---------------------           -------  -------  -------
Balance as of January 1........ $ 255.8  $ 224.7  $ 202.2
Less reinsurance recoverables..  (154.5)  (137.2)  (127.1)
                                -------  -------  -------
   Net balance as of January 1.   101.3     87.5     75.1
                                -------  -------  -------
Incurred related to insured
  events of:
   Current year................    58.8     58.1     61.3
   Prior years.................    15.8      5.7      4.8
                                -------  -------  -------
       Total incurred..........    74.6     63.8     66.1
                                -------  -------  -------
Paid related to insured
  events of:
   Current year................   (17.5)   (15.8)   (16.0)
   Prior years.................   (32.9)   (34.2)   (37.7)
                                -------  -------  -------
       Total paid..............   (50.4)   (50.0)   (53.7)
                                -------  -------  -------
   Net balance as of
     December 31...............   125.5    101.3     87.5
                                -------  -------  -------
Add reinsurance recoverables...   193.2    154.5    137.2
                                -------  -------  -------
Balance as of December 31...... $ 318.7  $ 255.8  $ 224.7
                                =======  =======  =======

   The change in prior years' incurred liabilities primarily relates to favorable and unfavorable developments in claims incurred but not reported for our accident and health insurance business. In general, our insurance contracts are not subject to premiums experience adjustments as a result of prior year effects.

(9)Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated service and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $61.0 million, $90.5 million and $76.3 million for the years ended December 31, 2008, 2007 and 2006, respectively. We also charged affiliates for certain services and for the use of facilities and equipment, which aggregated $32.2 million and $28.9 million for the years ended December 31, 2007 and 2006, respectively. For the year ended December 31, 2008, there were no charges assessed to affiliates for these services.

   We pay interest on outstanding amounts under a credit funding agreement with GNA, the parent company of GLIC. We have a revolving credit line with GNA. There was no interest expense incurred under this agreement for the years ended December 31, 2008 and 2007. For the year ended December 31, 2006, we incurred interest expense of $0.1 million. We paid interest at the cost of funds of GNA, which was 5.2% for the year ended December 31, 2006.

   See note 1(t) for information regarding our tax assumption agreement with our indirect parent company, GNA.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

(10)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31 was as follows:

(Amounts in millions)      2008   2007   2006
---------------------     ------  ----- -----
Current federal income
  taxes.................. $ (9.6) $14.6 $12.2
Deferred federal income
  taxes..................  (36.4)  12.9  10.5
                          ------  ----- -----
  Total federal income
   taxes.................  (46.0)  27.5  22.7
                          ------  ----- -----
Current state income
  taxes..................    0.4    1.8  (0.1)
Deferred state income
  taxes..................   (1.3)   0.4   0.1
                          ------  ----- -----
   Total state income
     taxes...............   (0.9)   2.2    --
                          ------  ----- -----
   Total provision
     (benefit) for
     income taxes........ $(46.9) $29.7 $22.7
                          ======  ===== =====

   The reconciliation of the federal statutory tax rate to the effective income tax rate for the years ended December 31 was as follows:

                           2008  2007  2006
-                          ----  ----  ----
Statutory U.S federal
  income tax rate......... 35.0% 35.0% 35.0%
  State income tax, net
   of federal income tax
   effect.................  0.4   1.7    --
  Non-deductible goodwill. (5.7)   --    --
  Tax contingencies.......   --  (0.2) (4.3)
  Dividends received
   deductions.............  0.2  (1.3)   --
  Other, net..............  0.2   0.1   0.4
                           ----  ----  ----
Effective rate............ 30.1% 35.3% 31.1%
                           ====  ====  ====

   The components of the net deferred income tax liability (asset) as of December 31 were as follows:

(Amounts in millions)       2008    2007
---------------------     -------  ------
Assets:
  Net unrealized losses
   on investment
   securities............ $ 242.9  $ 16.5
  Investments............    40.9     2.6
  Accrued commissions
   and general expenses..     0.2     1.7
  Insurance reserves.....    41.8    20.5
  Other, net.............    16.0    10.3
                          -------  ------
   Total deferred income
     tax assets..........   341.8    51.6
                          -------  ------
Liabilities:
  Net unrealized gains
   on derivatives........    72.8     7.4
  Present value of
   future profits........    18.8    12.9
  Deferred acquisition
   costs.................   130.1   113.0
  Other, net.............     9.3     5.8
                          -------  ------
   Total deferred income
     tax liabilities.....   231.0   139.1
                          -------  ------
Net deferred income tax
  (asset) liability...... $(110.8) $ 87.5
                          =======  ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize our remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   We received refunds of federal and state taxes of $0.8 million for the year ended December 31, 2008. We paid federal and state taxes of $13.4 million and $23.2 million for the years ended December 31, 2007 and 2006, respectively.

   As of December 31, 2008 and 2007, our current income tax receivable (payable) was $7.6 million and $(0.8) million, respectively.

   As of December 31, 2008 and 2007, the Company had no unrecognized tax benefits. Accordingly, there would be no effective tax rate impact from recognition of previously unrecognized tax benefits. The consolidated balance sheets as of December 31, 2008 and 2007 included no amounts for interest or penalties related to unrecognized tax benefits. Interest expense (income) of $0.4 million and $(0.6) million were recognized as a component of income tax expense in 2007 and 2006, respectively. No interest expense was recognized as a component of income tax expense in 2008.

   The Company files U.S. federal income tax returns (included in the GLIC consolidated life returns) and various state and local tax returns. With few exceptions, the company is no longer subject to U.S. federal tax examinations for years prior to 2000. Potential state and local examinations for those years are generally restricted to results that are based on closed U.S. federal examinations. The U.S. federal field examination regarding 2003 and 2004 tax years was concluded in September 2007, and a Revenue Agent Report was issued. Certain issues are currently under review by the Joint Committee of Taxation for 2000 through 2002 tax years and in the Internal Revenue Service administrative appeals process for 2003 and 2004 tax years. The Internal Revenue Service is currently reviewing the U.S. income tax returns for the 2005 and 2006 tax years.

(11)Commitments and Contingencies

  (a) Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

  (b) Commitments

   As of December 31, 2008, we were committed to fund $4.5 million in limited partnership investments.

(12)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts securities held as collateral and derivative financial instruments. Other financial assets and liabilities -- those not carried at fair value or disclosed separately -- are discussed below. Apart from certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The basis on which we estimate fair value is as follows:

   Commercial mortgage loans. Based on recent transactions and/or discounted future cash flows, using current market rates.

   Other invested assets. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates using the most recent data available for the related instrument. Represents limited partnerships accounted for under the cost method.

   Investment contracts. Based on expected future cash flows, discounted at current market rates for annuity contracts or cash surrender value for single premium deferred annuities.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                      2008                          2007
                          ----------------------------- -----------------------------
                          Notional  Carrying            Notional  Carrying
(Amounts in millions)      amount    amount  Fair value  amount    amount  Fair value
---------------------     --------  -------- ---------- --------  -------- ----------
Assets:
  Commercial mortgage
   loans.................   $   (a) $  892.7  $  812.0   $    (a) $  982.0  $1,015.9
  Other invested assets..       (a)      1.3       1.3        (a)      1.9       2.2
Liabilities:
  Investment contracts...       (a)  4,311.5   3,805.7        (a)  3,966.3   3,884.3
Other firm commitments:
  Ordinary course of
   business lending
   commitments...........     --          --        --    15.0          --        --
  Commitments to fund
   limited partnerships..    4.5          --        --      --          --        --

--------
(a)These financial instruments do not have notional amounts.

   Fair Value Measurements

   The following table sets forth our assets that were measured at fair value on a recurring basis as of the date indicated:

                                  December 31, 2008
                          ----------------------------------
(Amounts in millions)      Total   Level 1 Level 2  Level 3
---------------------     -------- ------- -------- --------
Investments:
   Fixed maturity
     securities,
     available-for-sale.. $3,620.0 $   --  $2,233.8 $1,386.2
   Equity securities,
     available-for-sale..     23.5     --      23.5       --
   Other invested assets
     (a).................    441.8     --     378.5     63.3
Separate account assets..    707.3  707.3        --       --
                          -------- ------  -------- --------
       Total assets...... $4,792.6 $707.3  $2,635.8 $1,449.5
                          ======== ======  ======== ========

--------
(a)Includes derivatives, trading securities and securities held as collateral.

   The following table sets forth our liabilities that were measured at fair value on a recurring basis as of the date indicated:

                                December 31, 2008
                          -----------------------------
(Amounts in millions)     Total Level 1 Level 2 Level 3
---------------------     ----- ------- ------- -------
Policyholder account
  balances (a)........... $90.6   $--    $ --    $90.6
Other liabilities (b)....   8.1    --     7.1      1.0
                          -----   ---    ----    -----
   Total liabilities..... $98.7   $--    $7.1    $91.6
                          =====   ===    ====    =====

--------
(a)Represents embedded derivatives associated with our GMWB liabilities.
(b)Represents derivative instruments.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Given the inherent uncertainty of estimating fair value when there is not an active market, the estimated fair values would likely differ, and perhaps significantly, from the value that would have been used had an active market for these investments existed.

   For assets carried at fair value, the non-performance of the counterparties is considered in the determination of fair value measurement for those assets. Similarly, the fair value measurement of a liability must reflect the entity's own non-performance risk. Therefore, the impact of non-performance risk, as well as any potential credit enhancements (e.g., collateral), has been considered in the fair value measurement of both assets and liabilities.

   The following table presents additional information about assets measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of and for the date indicated:

                                             Year ended December 31, 2008
                              ---------------------------------------------------------
                                Fixed maturity         Equity         Other
                                 securities,        securities,      invested
(Amounts in millions)         available-for-sale available-for-sale assets (a)   Total
---------------------         ------------------ ------------------ ---------- --------
Beginning balance as of
  January 1, 2008............      $  462.1            $ 1.3          $18.3    $  481.7
   Total realized and
     unrealized gains
     (losses):
       Included in net
         income (loss).......        (122.8)              --           31.1       (91.7)
       Included in other
         comprehensive
         income (loss).......        (487.5)             0.2             --      (487.3)
   Purchases, sales,
     issuances and
     settlements, net........         246.8             (1.5)           5.2       250.5
   Transfers in (out) of
     Level 3.................       1,287.6               --            8.7     1,296.3
                                   --------            -----          -----    --------
Ending balance as of
  December 31, 2008..........      $1,386.2            $  --          $63.3    $1,449.5
                                   ========            =====          =====    ========
Amount of total gains
  (losses) for the
  period included in net
  income (loss)
  attributable to the
  change in unrealized
  gains (losses)
  relating to assets
  still held as of the
  reporting date.............      $ (119.1)           $  --          $31.1    $  (88.0)
                                   ========            =====          =====    ========

--------
(a)Includes certain trading securities and derivatives.

   The following table presents additional information about liabilities measured at fair value on a recurring basis and for which we have utilized significant unobservable (Level 3) inputs to determine fair value as of and for the date indicated:

                                                                                                   Year ended December 31, 2008
                                                                                                   ----------------------------
                                                                                                   Policyholder
                                                                                                     account         Other
(Amounts in millions)                                                                              balances (a) liabilities (b)
---------------------                                                                              ------------ ---------------
Beginning balance as of January 1, 2008...........................................................    $ 3.3          $ --
   Total realized and unrealized (gains) losses:
       Included in net (income) loss..............................................................     85.5           1.0
       Included in other comprehensive (income) loss..............................................       --            --
   Purchases, sales, issuances and settlements, net...............................................      1.8            --
   Transfers in (out) of Level 3..................................................................       --            --
                                                                                                      -----          ----
Ending balance as of December 31, 2008............................................................    $90.6          $1.0
                                                                                                      =====          ====
Amount of total (gains) losses for the period included in net (income) loss attributable to the
  change in unrealized (gains) losses relating to liabilities still held as of the reporting date.    $85.9          $1.0
                                                                                                      =====          ====

--------
(a)Includes embedded derivatives associated with our GMWB liabilities.
(b)Includes derivatives.

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   Realized and unrealized gains (losses) on Level 3 assets and liabilities are primarily reported in either net investment gains (losses) within the consolidated statements of income or other comprehensive income (loss) within stockholders' equity based on the appropriate accounting treatment for the instrument.

   Purchases, sales, issuances and settlements, net, represent the activity that occurred during the period that results in a change of the asset or liability but does not represent changes in fair value for the instruments held at the beginning of the period. Such activity primarily consists of purchases and sales of fixed maturity, equity and trading securities and purchases and settlements of derivative instruments.

   Purchases, sales, issuances and settlements, net, presented for policyholder account balances represent the issuances and settlements of embedded derivatives associated with our GMWB liabilities where: issuances are characterized as the change in fair value associated with the product fees recognized that are attributed to the embedded derivative to equal the expected future benefit costs upon issuance; and settlements are characterized as the change in fair value upon exercising the embedded derivative instrument, effectively representing a settlement of the embedded derivative instrument. We have shown these changes in fair value separately based on the classification of this activity as effectively issuing and settling the embedded derivative instruments being shown separately in the category labeled "included in net income (loss)" in the table presented above.

   The amount presented for unrealized gains (losses) for assets and liabilities still held as of the reporting date primarily represents impairments for available-for-sale securities, changes in fair value of trading securities and certain derivatives and changes in fair value of certain product-related embedded derivatives associated with our GMWB liabilities that exist as of the reporting date, which were recorded in net investment gains (losses).

(13)Restrictions on Dividends

   Insurance companies are restricted by state regulations as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. In New York, the limit is based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits on our earned surplus require formal approval from the NYDOI. Based on statutory results as of December 31, 2008, we have no capacity to make a dividend payment in 2009 without obtaining regulatory approval.

   We did not declare or pay any dividends in 2008 and 2007.

(14)Supplemental Statutory Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by the state insurance authority. We have no permitted accounting practices.

   For the years ended December 31, statutory net income (loss) and statutory capital and surplus is summarized below:

(Amounts in millions)                      2008    2007    2006
---------------------                    -------  ------ -------
Statutory net income (loss)............. $(258.8) $110.7 $(133.6)
Statutory capital and surplus...........   434.4   408.8   307.3

   The NAIC has adopted RBC requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with: (i) asset risk;
(ii) insurance risk; (iii) interest rate risk; and (iv) business risk. The RBC formula is designated

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006

as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor the RBC level of GLICNY and its subsidiaries. As of December 31, 2008 and 2007, we exceeded the minimum required RBC levels.

   On December 30, 2008, GLIC made a cash capital contribution of $31.5 million on behalf of itself and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively. On February 24, 2009, GLICNY received a capital contribution of $150.0 million form GLIC and GLAIC in proportion to their ownership interests of 65.5% and 34.5%, respectively, primarily in investment securities.

(15)Segment Information

   We conduct our operations in two business segments: (1) Retirement Income and Investments, which includes our fixed and variable annuities, variable life and interest sensitive life insurance and (2) Protection, which includes our universal life, whole life and long-term care insurance. We also have Corporate and Other activities, which includes unallocated net investment gains (losses), corporate income, expenses and income taxes.

   We allocate net investment gains (losses) from Corporate and Other to our Retirement Income and Investments and Protection segments using an approach based principally upon the investment portfolio established to support each of those segments' products and targeted capital levels.

   We use the same accounting policies and procedures to measure segment income and assets as we use to measure our consolidated net income and assets. Segment income represents the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits, acquisition and operating expenses and policy related amortizations are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   See Note (1)(c) for further discussion of our principal product lines within the aforementioned segments.

   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2008:

                                         Retirement
                                         Income and             Corporate and
(Amounts in millions)                    Investments Protection     Other       Total
---------------------                    ----------- ---------- ------------- --------
Net investment income...................  $  227.0    $   78.1     $  9.0     $  314.1
Premiums................................      41.2       169.5         --        210.7
Net investment gains (losses)...........    (207.9)      (21.6)       0.7       (228.8)
Policy fees and other income............      17.4        11.6         --         29.0
                                          --------    --------     ------     --------
  Total revenues........................      77.7       237.6        9.7        325.0
                                          --------    --------     ------     --------
Benefits and other changes in policy
  reserves..............................      58.5       173.0         --        231.5
Interest credited.......................     131.7        11.7         --        143.4
Acquisition and operating expenses, net
  of deferrals..........................      23.9        19.0        2.7         45.6
Amortization of deferred acquisition
  costs and intangibles.................      21.6        13.4         --         35.0
Goodwill impairment.....................      25.3          --         --         25.3
                                          --------    --------     ------     --------
  Total benefits and expenses...........     261.0       217.1        2.7        480.8
                                          --------    --------     ------     --------
Income (loss) before income taxes.......    (183.3)       20.5        7.0       (155.8)
Provision (benefit) for income taxes....     (56.7)        7.3        2.5        (46.9)
                                          --------    --------     ------     --------
Net income (loss).......................  $ (126.6)   $   13.2     $  4.5     $ (108.9)
                                          ========    ========     ======     ========
Total assets............................  $6,151.0    $2,724.2     $252.8     $9,128.0
                                          ========    ========     ======     ========

         GENWORTH LIFE INSURANCE COMPANY OF NEW YORK AND SUBSIDIARIES

                 Years Ended December 31, 2008, 2007 and 2006


   The following is a summary of our segments and Corporate and Other activities as of or for the year ended December 31, 2007:

                                         Retirement
                                         Income and             Corporate and
(Amounts in millions)                    Investments Protection     Other       Total
---------------------                    ----------- ---------- ------------- --------
Net investment income...................  $  211.1    $   78.1     $ 12.2     $  301.4
Premiums................................      55.4       159.3         --        214.7
Net investment gains (losses)...........     (20.3)       (1.6)      (0.9)       (22.8)
Policy fees and other income............      14.8         3.2         --         18.0
                                          --------    --------     ------     --------
  Total revenues........................     261.0       239.0       11.3        511.3
                                          --------    --------     ------     --------
Benefits and other changes in policy
  reserves..............................      72.8       147.9         --        220.7
Interest credited.......................     112.9        11.7         --        124.6
Acquisition and operating expenses, net
  of deferrals..........................      18.3        17.5        3.7         39.5
Amortization of deferred acquisition
  costs and intangibles.................      34.7         7.7         --         42.4
                                          --------    --------     ------     --------
  Total benefits and expenses...........     238.7       184.8        3.7        427.2
                                          --------    --------     ------     --------
Income before income taxes..............      22.3        54.2        7.6         84.1
Provision for income taxes..............       6.9        19.2        3.6         29.7
                                          --------    --------     ------     --------
Net income..............................  $   15.4    $   35.0     $  4.0     $   54.4
                                          ========    ========     ======     ========
Total assets............................  $5,918.5    $2,528.2     $310.0     $8,756.7
                                          ========    ========     ======     ========

   The following is a summary of our segments and Corporate and Other activities as of the year ended December 31, 2006:

                                         Retirement
                                         Income and             Corporate and
(Amounts in millions)                    Investments Protection     Other      Total
---------------------                    ----------- ---------- ------------- ------
Net investment income...................   $212.8      $ 73.9       $ 7.2     $293.9
Premiums................................     71.3       149.5          --      220.8
Net investment gains (losses)...........    (24.2)       (1.0)        0.1      (25.1)
Policy fees and other income............     10.0         2.9          --       12.9
                                           ------      ------       -----     ------
  Total revenues........................    269.9       225.3         7.3      502.5
                                           ------      ------       -----     ------
Benefits and other changes in policy
  reserves..............................     88.0       136.0          --      224.0
Interest credited.......................    114.1        11.4          --      125.5
Acquisition and operating expenses, net
  of deferrals..........................     18.1        20.0         4.0       42.1
Amortization of deferred acquisition
  costs and intangibles.................     34.1         3.9          --       38.0
                                           ------      ------       -----     ------
  Total benefits and expenses...........    254.3       171.3         4.0      429.6
                                           ------      ------       -----     ------
Income before income taxes..............     15.6        54.0         3.3       72.9
Provision (benefit) for income taxes....      5.5        19.1        (1.9)      22.7
                                           ------      ------       -----     ------
Net income..............................   $ 10.1      $ 34.9       $ 5.2     $ 50.2
                                           ======      ======       =====     ======

                                    PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

   (a) Financial Statements

   All required financial statements are included in Part B of this Registration Statement.

   (b) Exhibits

 (1)(a) Resolution of Board of Directors of GE Capital Life Assurance Company of New York ("GE Capital Life") authorizing the establishment of the GE Capital Life Separate Account II (the "Separate Account").
             Previously filed on September 10, 1997 with initial filing to Form
             N-4 for GE Capital Life Separate Account II, Registration No.
             333-39955.

 (1)(b)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name of GE Capital Life
             Assurance Company of New York to Genworth Life Insurance Company of
             New York. Previously filed on January 3, 2006 with Post-Effective
             Amendment No. 10 to Form N-4 for Genworth Life of New York VA
             Separate Account 1, Registration No. 333-97085.

 (1)(c)      Resolution of the Board of Directors of GE Capital Life Assurance
             Company of New York authorizing the change in name GE Capital Life
             Separate Account II to Genworth Life of New York VA Separate
             Account 1. Previously filed on January 3, 2006 with Post-Effective
             Amendment No. 10 to Form N-4 for Genworth Life of New York VA
             Separate Account 1, Registration No. 333-97085.

 (2)         Not Applicable.

 (3)(a)      Underwriting Agreement between GE Capital Life and Capital Brokerage
             Corporation. Previously filed on May 13, 1998 with Pre-Effective
             Amendment No. 1 to Form N-4 for GE Capital Life Separate Account II,
             Registration No. 333-39955.

 (3)(b)      Dealer Sales Agreement. Previously filed on May 13, 1998 with
             Pre-Effective Amendment No. 1 to Form N-4 for GE Capital Life
             Separate Account II, Registration No. 333-39955.

 (4)(a)      Form of Contract. Previously filed on May 3, 2007 with Pre-Effective
             Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate
             Account 1, Registration No. 333-140908.

 (4)(b)      Payment Protection Variable Annuity Rider. Previously filed on
             October 20, 2006 with Post-Effective Amendment No. 14 to Form N-4 for
             Genworth Life of New York VA Separate Account 1, Registration
             No. 333-97085.

 (4)(c)(i) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on May 3, 2007 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 1, Registration No.
             333-140908.

 (4)(c)(ii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously filed on November 27, 2007 with Post-Effective Amendment No. 1 to
             Form N-4 for Genworth Life of New York VA Separate Account 1,
             Registration No. 333-143148.

 (4)(c)(iii) Guaranteed Minimum Withdrawal Benefit for Life Rider. Previously
             filed on August 27, 2008 with Post-Effective Amendment No. 3 to Form
             N-4 for Genworth Life of New York VA Separate Account 1, Registration
             No. 333-143148.

 (5)         Form of Application. Previously filed on May 3, 2007 with
             Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
             York VA Separate Account 1, Registration No. 333-140908.

 (6)(a)      Amended and Restated Articles of Incorporation of Genworth Life
             Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form N-4 for Genworth Life of
             New York VA Separate Account 1, Registration No. 333-97085.

 (6)(b) By-Laws of Genworth Life Insurance Company of New York. Previously filed on January 3, 2006 with Post-Effective Amendment No. 10 to Form
            N-4 for Genworth Life of New York VA Separate Account 1, Registration
            No. 333-97085.

 (7)        Reinsurance Agreements. Not applicable.

 (8)(a)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and AIM Variable Insurance Funds. Previously filed with
            Post-Effective Amendment No. 19 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-47016.

 (8)(a)(ii) Amendment to Fund Participation Agreement between Genworth Life
            Insurance Company of New York and AIM Variable Insurance Funds.
            Previously filed on May 3, 2007 with Pre-Effective Amendment No. 1 to
            Form N-4 for Genworth Life of New York VA Separate Account 1,
            Registration No. 333-140908.

 (8)(b)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and AllianceBernstein Variable Products Series Fund, Inc.
            Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration
            No. 333-47016.

 (8)(b)(ii) Amendment to Fund Participation Agreement between Genworth Life
            Insurance Company of New York and AllianceBernstein Variable Products
            Series Fund, Inc. Previously filed on May 3, 2007 with Pre-Effective
            Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate
            Account 1, Registration No. 333-140908.

 (8)(c)     Form of Fund Participation Agreement between Genworth Life Insurance
            Company of New York and American Century Variable Portfolios II, Inc.
            Previously filed with Post-Effective Amendment No. 19 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration No.
            333-47016.

 (8)(d)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and Merrill Lynch Variable Series Funds, Inc. Previously filed with Post-Effective Amendment No. 19 to Form N-4 for Genworth
            Life of New York VA Separate Account 1, Registration No. 333-47016.

 (8)(d)(ii) First Amendment to the Participation Agreement between BlackRock
            Variable Series Funds, Inc., BlackRock Distributors, Inc. and
            Genworth Life Insurance Company of New York. Previously filed on
            April 29, 2008 with Post-Effective Amendment No. 2 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-143148.

 (8)(e) Fund Participation Agreement between Genworth Life Insurance Company of New York and Nations Separate Account Trust. Previously filed with
            Post-Effective Amendment No. 4 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-97085.

 (8)(f)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and Eaton Vance Variable Trust. Previously filed with
            Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-97085.

 (8)(f)(ii) Amendment to Fund Participation Agreement between Genworth Life
            Insurance Company of New York and Eaton Vance Variable Trust.
            Previously filed on May 3, 2007 with Pre-Effective Amendment No. 1 to
            Form N-4 for Genworth Life of New York VA Separate Account 1,
            Registration No. 333-140908.

 (8)(g) Fund Participation Agreement between Genworth Life Insurance Company of New York and Evergreen Variable Annuity Trust. Previously filed on
            November 5, 2004 with Post-Effective Amendment No. 6 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration No.
            333-97085.

 (8)(h) Fund Participation Agreement between Genworth Life Insurance Company of New York and Federated Insurance Series. Previously filed on April
            25, 2007 with Post-Effective Amendment No. 16 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration No.
            333-97085.

 (8)(i)(i)  Amended and Restated Fund Participation Agreement among Variable
            Insurance Products Funds, Fidelity Distributors Corporation and
            Genworth Life Insurance Company of New York. Previously filed on
            April 29, 2008 with Post-Effective Amendment No. 2 to Form N-4 for
            Genworth Life & Annuity VA Separate Account 1, Registration
            No. 333-143148.

 (8)(i)(ii) First Amendment to Amended and Restated Fund Participation Agreement
            among Variable Insurance Products Funds, Fidelity Distributors
            Corporation and Genworth Life Insurance Company of New York.
            Previously filed on April 29, 2008 with Post-Effective Amendment
            No. 2 to Form N-4 for Genworth Life & Annuity VA Separate Account 1,
            Registration No. 333-143148.

 (8)(j)     Amended and Restated Fund Participation Agreement between Genworth
            Life Insurance Company of New York and Franklin Templeton Variable
            Insurance Products Trust. Previously filed with Post-Effective
            Amendment No. 12 to Form N-4 for Genworth Life of New York VA
            Separate Account 1, Registration No. 333-97085.

 (8)(k) Fund Participation Agreement between Genworth Life Insurance Company of New York and GE Investments Funds, Inc. Previously filed with
            Post-Effective Amendment No. 13 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-97085.

 (8)(l) Fund Participation Agreement between Genworth Life Insurance Company of New York and Janus Aspen Series. Previously filed with
            Post-Effective Amendment No. 19 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-47016.

 (8)(m) Fund Participation Agreement between Genworth Life Insurance Company of New York and Legg Mason Partners Variable Equity Trust. Previously filed on April 25, 2007 with Post-Effective Amendment No. 16 to Form
            N-4 for Genworth Life of New York VA Separate Account 1, Registration
            No. 333-97085.

 (8)(n)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and MFS Variable Insurance Trust. Previously filed with
            Post-Effective Amendment No. 19 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-47016.

 (8)(n)(ii) Amendment to Fund Participation Agreement between Genworth Life
            Insurance Company of New York and MFS Variable Insurance Trust.
            Previously filed on May 3, 2007 with Pre-Effective Amendment No. 1 to
            Form N-4 for Genworth Life of New York VA Separate Account 1,
            Registration No. 333-140908.

 (8)(o)     Form of Fund Participation Agreement between Genworth Life Insurance
            Company of New York and Oppenheimer Variable Account Funds.
            Previously filed with Pre-Effective Amendment No. 1 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration No.
            333-47016.

 (8)(p)(i) Fund Participation Agreement between Genworth Life Insurance Company of New York and PIMCO Variable Insurance Trust. Previously filed with
            Post-Effective Amendment No. 19 to Form N-4 for Genworth Life of New
            York VA Separate Account 1, Registration No. 333-47016.

 (8)(p)(ii) Amendment to Fund Participation Agreement between Genworth Life
            Insurance Company of New York and PIMCO Variable Insurance Trust.
            Previously filed on May 3, 2007 with Pre-Effective Amendment No. 1 to
            Form N-4 for Genworth Life of New York VA Separate Account 1,
            Registration No. 333-140908.

 (8)(q) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Prudential Series Fund. Previously filed on
            May 3, 2007 with Pre-Effective Amendment No. 1 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration
            No. 333-140908.

 (8)(r) Fund Participation Agreement between Genworth Life Insurance Company of New York and The Universal Institutional Funds, Inc. Previously filed on May 3, 2007 with Pre-Effective Amendment No. 1 to Form N-4 for Genworth Life of New York VA Separate Account 1, Registration
            No. 333-140908.

 (8)(s) Fund Participation Agreement between Genworth Life Insurance Company of New York and Van Kampen Life Investment Trust. Previously filed on
            May 3, 2007 with Pre-Effective Amendment No. 1 to Form N-4 for
            Genworth Life of New York VA Separate Account 1, Registration
            No. 333-140908.

 (8)(t) Fund Participation Agreement between Genworth Life Insurance Company of New York, Genworth Variable Insurance Trust and Genworth Financial
        Wealth Management, Inc. Filed herewith.

 (9)    Opinion and Consent of Heather C. Harker, Counsel for Genworth Life
        Insurance Company of New York. Filed herewith.

(10) Consent of Independent Registered Public Accounting Firm. Filed herewith.

(11)    Not Applicable.

(12)    Not Applicable.

(13)    Power of Attorney. Filed herewith.


Item 25.  Directors and Officers of the Depositor


       Name                    Address                      Position with Company
       ----                    -------                       ---------------------
David J. Sloane..... 666 Third Avenue, 9th Floor  Director, Chairperson of the Board,
                     New York, New York 10017     President and Chief Executive Officer
Marshal S. Belkin... 345 Kear Street              Director
                     Yorktown Heights,
                     New York 10598
Ward E. Bobitz...... 6620 West Broad Street       Director, Vice President and Assistant
                     Richmond, Virginia 23230     Secretary
Richard I. Byer..... 11 Westwind Road             Director
                     Yonkers, New York 10710
Paul A. Haley....... 6610 West Broad Street       Director, Senior Vice President and Chief
                     Richmond, Virginia 23230     Actuary
Jerry S. Handler.... 151 West 40th Street         Director
                     New York, New York 10018
Pamela S. Schutz.... 6610 West Broad Street       Director and Executive Vice President
                     Richmond, Virginia 23230
Geoffrey S. Stiff... 6610 West Broad Street       Director and Senior Vice President
                     Richmond, Virginia 23230
Thomas M. Stinson... 6630 West Broad Street       Director and President, Long Term Care
                     Richmond, Virginia 23230     Division
Terrence O. Jones... 7 Times Square Tower         Director
                     Suite 1906
                     New York, New York 10036
Kelly L. Groh....... 6610 West Broad Street       Director, Senior Vice President and Chief
                     Richmond, Virginia 23230     Financial Officer
Alexandra Duran..... 150 E. 85th Street           Director
                     New York, New York 10028
Harry D. Dunn....... 700 Main Street              Director and Senior Vice President
                     Lynchburg, Virginia 24504
John G. Apostle, II. 6620 West Broad Street       Vice President and Chief Compliance
                     Richmond, Virginia 23230     Officer
Thomas E. Duffy..... 6610 West Broad Street       Senior Vice President, General Counsel and
                     Richmond, Virginia 23230     Secretary
Ronald P. Joelson... 6620 West Broad Street       Senior Vice President and Chief Investment
                     Richmond, Virginia 23230     Officer
John Connolly....... 6620 West Broad Street       Senior Vice President, Long Term Care
                     Richmond, Virginia 23230     Division

       Name                   Address                  Position with Company
       ----                   -------                   ---------------------
Elena K. Edwards.... 700 Main Street            Senior Vice President
                     Lynchburg, Virginia 24504
Christopher J. Grady 6610 West Broad Street     Senior Vice President
                     Richmond, Virginia 23230
Patrick B. Kelleher. 6620 West Broad Street     Senior Vice President
                     Richmond, Virginia 23230
Scott J. McKay...... 6620 West Broad Street     Senior Vice President
                     Richmond, Virginia 23230
Leon E. Roday....... 6620 West Broad Street     Senior Vice President
                     Richmond, Virginia 23230
James H. Reinhart... 6610 West Broad Street     Senior Vice President
                     Richmond, Virginia 23230
Heather C. Harker... 6610 West Broad Street     Vice President and Associate General
                     Richmond, Virginia 23230   Counsel
Jac J. Amerell...... 6610 West Broad Street     Vice President and Controller
                     Richmond, Virginia 23230
Gary T. Prizzia..... 6620 West Broad Street     Treasurer
                     Richmond, Virginia 23230
Matthew P. Sharpe... 6610 West Broad Street     Vice President
                     Richmond, Virginia 23230
Michael P. Cogswell. 6610 West Broad Street     Vice President
                     Richmond, Virginia 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant

                                  [FLOW CHART]



Item 27.  Number of Contractowners


   There were 13 owners of Qualified Contracts and 7 owners of Non-Qualified Contracts as of March 4, 2009.


Item 28.  Indemnification

   (a) Article VII of the By-Laws of Genworth Life Insurance Company of New York provides that:

      1. To the fullest extent allowed under New York Law, including New York Business Corporation Law, the Company shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interest of the Company, and with respect to any criminal action, had no reasonable cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had any reasonable cause to believe his conduct unlawful.

      2. To the fullest extent allowed under New York Law, including New York Business Corporation law, the Company shall indemnify each director, officer or employee of the Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Company, or is or was serving at the request of the Company as a director, officer or employee of another company, partnership, joint venture, trust, employee benefit plan or other enterprise, against reasonable expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith for a purpose which he reasonably believed to be in the best interests of the Company.

      3. Notice to the Superintendent of Insurance for the State of New York of any payment of indemnification, advancement or allowance under Subsections 1 and 2 above shall be made at least thirty (30) days prior thereto in accordance with the requirements of Section 1216 of New York Insurance Law.

      4. For the purposes of this section, the Company shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the Company also imposes duties on, or-otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interests of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the Company.

      5. Any indemnification under Subsections 1 and 2 (unless ordered by a court) shall be made by the Company only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Subsections 1 and 2. Such determination shall be made:

          a. by the Board of Directors of the Company by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding; or

          b. if such quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, (1) by the Board upon the opinion of independent legal counsel in a written opinion; or, (2) by the Stockholders of the Company.

      6. Expenses (including attorney's fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Company in advance of the final disposition of such action, suit, or proceeding as authorized in the manner provided in Subsection 3 upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Company in case the person receiving the advancement or allowance is ultimately found not to be entitled to indemnification, or when indemnification is granted to the extent such advances exceed the indemnification to which he is entitled.

      7. The Company shall have the power to the fullest extent allowed under New York Law, including New York Business Corporation law, to indemnify any person referred to in this Section.

      8. Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Company and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

      9. The foregoing rights and indemnification shall not be exclusive of any other rights and indemnifications to which the directors, officers and employees of the Company may be entitled according to law.

      10. Provisions of Article VII as set forth above shall constitute a contract between the Company and the directors.

   Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provision, or otherwise under circumstances where the burden of proof set forth in Section 11(b) of the Act has not been sustained, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.

                                    *  *  *

Item 29.  Principal Underwriter

   (a) Capital Brokerage Corporation is the principal underwriter of the contracts as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable annuity contracts and flexible premium single life and joint and last survivor variable life insurance policies issued through Genworth Life of New York VA Separate Account 1, Genworth Life of New York VA Separate Account 2 and Genworth Life of New York VL Separate Account 1.

   (b)


       Name                  Address             Positions and Offices with Underwriter
       ----                   -------            --------------------------------------
Christopher J. Grady 6610 W. Broad St.         Director, President and Chief Executive
                     Richmond, VA 23230        Officer
Geoffrey S. Stiff... 6610 W. Broad St.         Director and Senior Vice President
                     Richmond, VA 23230
John G. Apostle, II. 6620 W. Broad St.         Director
                     Richmond, VA 23230
Patrick B. Kelleher. 6610 W. Broad St.         Senior Vice President
                     Richmond, VA 23230
Edward J. Wiles, Jr. 3001 Summer St.,          Senior Vice President
                     2nd Floor
                     Stamford, CT 06905
Scott E. Wolfe...... 6620 W. Broad Street      Senior Vice President and Chief Compliance
                     Richmond, VA 23230        Officer
Kelly L. Groh....... 6610 W. Broad Street      Chief Financial Officer
                     Richmond, Virginia 23230
James H. Reinhart... 6610 W. Broad St.         Vice President
                     Richmond, VA 23230
Michele L. Trampe... 6610 W. Broad St.         Vice President and Controller
                     Richmond, VA 23230
Gary T. Prizzia..... 6620 W. Broad Street      Treasurer
                     Richmond, VA 23230
Bonnie C. Turner.... 6610 W. Broad St.         Financial & Operations Principal
                     Richmond, VA 23230


   (c)


                                     (2)
            (1)                Net Underwriting       (3)            (4)
          Name of               Discounts and     Compensation    Brokerage      (5)
    Principal Underwriter        Commissions     on Redemption   Commissions Compensation
    ---------------------      ----------------   -------------  ----------- ------------
Capital Brokerage Corporation. Not Applicable    Not Applicable     11.0%    $14.5 million


Item 30.  Location of Accounts and Records

   All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by Genworth Life Insurance Company of New York at its Service Center at 6610 West Broad Street, Richmond, Virginia 23230.

Item 31.  Management Services

   Not Applicable.

Item 32.  Undertakings

   (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

   (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

   (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Genworth Life Insurance Company of New York at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940.

   (d) Genworth Life Insurance Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Genworth Life Insurance Company of New York.

  SECTION 403(b) OF THE INTERNAL REVENUE REPRESENTATIONS

   Genworth Life Insurance Company of New York represents that in connection with its offering of contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, as amended, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the County of Henrico, and Commonwealth of Virginia, on the 27th day of April, 2009.



                                   GENWORTH LIFE OF NEW YORK VA SEPARATE
                                     ACCOUNT 1
                                     (Registrant)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        ---------------------------------------
                                                  Michael P. Cogswell
                                                    Vice President

                                   GENWORTH LIFE INSURANCE COMPANY OF NEW YORK
                                     (DEPOSITOR)

                                   By:         /s/  MICHAEL P. COGSWELL
                                        ---------------------------------------
                                                  Michael P. Cogswell
                                                    Vice President


   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        Signature                         Title                      Date
        ---------                         -----                      ----

  /S/  DAVID J. SLOANE*   Director, Chairperson of the          April 27, 2009
 ------------------------   Board, President and Chief
     David J. Sloane        Executive Officer

 /S/  MARSHAL S. BELKIN*  Director                              April 27, 2009
 ------------------------
    Marshal S. Belkin

  /S/  WARD E. BOBITZ*    Director, Vice President and          April 27, 2009
 ------------------------   Assistant Secretary
     Ward E. Bobitz

  /S/  RICHARD I. BYER*   Director                              April 27, 2009
 ------------------------
     Richard I. Byer

   /S/  PAUL A. HALEY*                                          April 27, 2009
 ------------------------   Director, Senior Vice President and
      Paul A. Haley         Chief Actuary

 /S/  JERRY S. HANDLER*   Director                              April 27, 2009
 ------------------------
    Jerry S. Handler

  /S/  ALEXANDRA DURAN*   Director                              April 27, 2009
 ------------------------
     Alexandra Duran

 /S/  PAMELA S. SCHUTZ*   Director and Executive Vice           April 27, 2009
 ------------------------   President
    Pamela S. Schutz

           Signature                     Title                   Date
           ---------                     -----                   ----

    /S/  GEOFFREY S. STIFF*  Director and Senior Vice       April 27, 2009
    ------------------------   President
       Geoffrey S. Stiff

    /S/  THOMAS M. STINSON*  Director and President, Long   April 27, 2009
    ------------------------   Term Care Division
       Thomas M. Stinson

      /S/  HARRY D. DUNN*    Director and Vice President    April 27, 2009
    ------------------------
         Harry D. Dunn

    /S/  TERRENCE O. JONES*  Director                       April 27, 2009
    ------------------------
       Terrence O. Jones

     /S/  JAMES J. BUDDLE*   Director                       April 27, 2009
    ------------------------
        James J. Buddle

      /S/  KELLY L. GROH*    Director, Senior Vice          April 27, 2009
    ------------------------   President and Chief
         Kelly L. Groh         Financial Officer

     /S/  JAC J. AMERELL*    Vice President and Controller  April 27, 2009
    ------------------------
        Jac J. Amerell



*By:  /S/  MICHAEL P. COGSWELL  , pursuant to Power of         April 27, 2009
      ------------------------    Attorney executed on April
        Michael P. Cogswell       7, 2009.